Jefferson [LOGO] National
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                               Advantage Strategy
              Individual Flexible Premium Deferred Annuity Contract
                                    issued by
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
                                       AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

   This prospectus describes the Advantage Strategy individual flexible premium deferred annuity Contract, fixed and variable accounts (Contract) offered by Jefferson National Life Insurance Company (We, Us, Our). This Contract provides for the accumulation of Contract Values and subsequent Annuity Payments on a fixed basis, a variable basis or a combination of both. We no longer issue Contracts to non-natural owners.

   The Contract has a variety of Investment Options, which include a Fixed Account and several Sub-accounts that invest in the Investment Portfolios listed below. You can put your money in the Fixed Account and/or the Sub-accounts. Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money. The Fixed Account offers interest rates which are guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law. In certain states, your Contract may not contain a Fixed Account option.

A I M Variable Insurance Funds
Managed by A I M Advisors, Inc.
   o AIM V.I. Basic Value - Series II shares
   o AIM V.I. Core Equity - Series I shares
   o AIM V.I. Financial Services - Series I shares
   o AIM V.I. Global Health Care - Series I shares
   o AIM V.I. Global Real Estate Fund - Series I shares
   o AIM V.I. High Yield - Series I shares
   o AIM V.I. Mid Cap Core Equity - Series II shares
   o AIM V.I. Technology - Series I shares

The Alger American Fund
Managed by Fred Alger Management, Inc.
   o Alger American Capital Appreciation - Class O
   o Alger American Growth -Class O (name changing to
     Alger American Large Cap Growth 7/1/2008)
   o Alger American MidCap Growth - Class O
   o Alger American Small Cap -Class O (closed to new investors)

AllianceBernstein Variable Products Series Fund, Inc.
   Managed by AllianceBernstein L.P.
   o AllianceBernstein Growth and Income

American Century Variable Portfolios, Inc.
Managed by American Century Investment Management, Inc.
   o American Century VP Balanced (Class I)
   o American Century VP Income & Growth (Class I)
   o American Century VP Inflation Protection (Class II)
   o American Century VP Large Company Value (Class I)
   o American Century VP Ultra (Class I)
   o American Century VP Value (Class I)
   o American Century VP Vista (Class I)
Managed by American Century Global Investment Management, Inc.
   o American Century VP International (Class I)

The DireXion Insurance Trust
Managed by Rafferty Asset Management, LLC
   o DireXion Dynamic VP HY Bond

The Dreyfus Investment Portfolios (Service Shares)
Managed by The Dreyfus Corporation
   o Dreyfus IP - Small Cap Stock Index
   o Dreyfus Socially Responsible Growth (initial shares)

Dreyfus Stock Index Fund, Inc. (Initial Shares)
Managed by The Dreyfus Corporation and Mellon Equity Associates.

Dreyfus Variable Investment Fund ("Dreyfus VIF") (Initial Shares)
Managed by The Dreyfus Corporation
   o Dreyfus VIF--International Value (Initial Shares)

Federated Insurance Series
Managed by Federated Investment Management Company
   o Federated Capital Income II
   o Federated High Income Bond II (Primary Shares)
Managed by Federated Global Investment Management Corp.
   o Federated International Equity II

Managed by Federated Equity Management Company of Pennsylvania
  o Federated Kaufmann II (Service Shares)
  o Federated Market Opportunity II (Service Shares)

Janus Aspen Series
Managed by Janus Capital Management LLC
   o Janus Aspen Balanced (Institutional Shares} o Janus Aspen Forty (Institutional Shares)
   o Janus Aspen Global Life Sciences Institutional Shares)
   o Janus Aspen Growth and Income (Institutional Shares)
   o Janus Aspen International Growth (Institutional Shares)
   o Janus Aspen Large Cap Growth (Institutional Shares)
   o Janus Aspen Mid Cap Growth (Institutional Shares)
   o Janus Aspen Mid Cap Value Institutional Shares)
   o Janus Aspen Small Company Value (Service Shares)
   o Janus Aspen Worldwide Growth (Institutional Shares)

Lazard Retirement Series, Inc.
Managed by Lazard Asset Management LLC
   o Lazard Retirement Emerging Markets Equity

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The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


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   o Lazard Retirement International Equity
   o Lazard Retirement U.S. Small Cap Equity
   o Lazard Retirement US Strategic Equity

Legg Mason Partners Variable Equity Trust
Subadvised by ClearBridge Advisors, LLC
   o Legg Mason Partners Variable Aggressive Growth
   o Legg Mason Partners Variable Capital and Income (Formerly Legg Mason Partners Variable Total Return Portfolio)
   o Legg Mason Partners Variable Fundamental Value (Formerly Legg Mason Partners Variable All Cap)
   o Legg Mason Partners Variable Large Cap Growth

Legg Mason Partners Variable Income Trust
Subadvised by West Asset Management Company
   o Legg Mason Partners Variable Global High Yield Bond
   o Legg Mason Partners Variable Government Portfolio
   o Legg Mason Partners Variable Strategic Bond

Lord Abbett Series Fund, Inc.
Managed by Lord, Abbett & Co. LLC
   o Lord Abbett Series Fund, Inc. - America's Value
   o Lord Abbett Series Fund, Inc. - Growth and Income

Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT")
Managed by Neuberger Berman Management, Inc.
   o Lehman Brothers High Income Bond (Formerly High Income Bond Portfolio, a series of Neuberger Berman AMT)
   o Lehman Brothers Short Duration Bond (Formerly Limited Maturity Bond Portfolio)
   o Neuberger Berman AMT Small Cap Growth (Class S)
   o Neuberger Berman AMT Mid-Cap Growth
   o Neuberger Berman AMT Partners
   o Neuberger Berman AMT Regency
   o Neuberger Berman AMT Socially Responsive

Northern Lights Variable Trust
Managed by JNF Advisors, Inc.
   o JNF Chicago Equity Partners Balanced
   o JNF Chicago Equity Partners Equity
   o JNF Loomis Sayles Bond
   o JNF Money Market

PIMCO Variable Insurance Trust
Managed by Pacific Investment Management Company LLC
   o PIMCO VIT All Asset (Administrative Class)
   o PIMCO VIT CommodityRealReturn(TM) Strategy (Administrative Class)
   o PIMCO VIT Emerging Markets Bond (Administrative Class)
   o PIMCO VIT Foreign Bond  (U.S. Dollar-Hedged) (Administrative Class)
   o PIMCO VIT Global Bond (Unhedged) (Administrative Class)
   o PIMCO VIT High Yield (Administrative Class)
   o PIMCO VIT Long-Term U.S. Government (Administrative Class)
   o PIMCO VIT Low Duration (Administrative Class)
   o PIMCO VIT RealEstateRealReturn Strategy (Administrative Class)
   o PIMCO VIT Real Return (Administrative Class)
   o PIMCO VIT Short-Term (Administrative Class)
   o PIMCO VIT StockPLUS{R} Total Return (Administrative Class)
   o PIMCO VIT Total Return (Administrative Class)

Pioneer Variable Contracts Trust (Class II Shares)
Managed by Pioneer Investment Management, Inc.
   o Pioneer Cullen Value VCT
   o Pioneer Emerging Markets VCT
   o Pioneer Equity Income VCT
   o Pioneer Fund VCT
   o Pioneer Global High Yield VCT
   o Pioneer High Yield VCT
   o Pioneer International Value VCT
   o Pioneer Mid Cap Value VCT
   o Pioneer Small Cap Value VCT
   o Pioneer Strategic Income VCT

Royce Capital Fund
Managed by Royce & Associates, LLC
   o Royce Micro-Cap
   o Royce Small-Cap

Rydex Variable Trust
Managed by Rydex Investments
   o Rydex Absolute Return Strategies
   o Rydex Banking
   o Rydex Basic Materials
   o Rydex Biotechnology
   o Rydex Commodities Strategy
   o Rydex Consumer Products
   o Rydex Dow 2x Strategy
   o Rydex NASDAQ-100{R} 2x Strategy
   o Rydex Russell 2000{R} 2x Strategy
   o Rydex S&P 500 2x Strategy
   o Rydex Strengthening Dollar 2x Strategy
   o Rydex Weakening Dollar 2x Strategy
   o Rydex Electronics
   o Rydex Energy
   o Rydex Energy Services
   o Rydex Essential Portfolio Aggressive
   o Rydex Essential Portfolio Conservative
   o Rydex Essential Portfolio Moderate
   o Rydex Europe 1.25x Strategy
   o Rydex Financial Services
   o Rydex Government Long Bond 1.2x Strategy
   o Rydex Health Care
   o Rydex Hedged Equity
   o Rydex Internet
   o Rydex Inverse Dow 2x Strategy
   o Rydex Inverse Government Long Bond Strategy


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   o Rydex Inverse Mid-Cap Strategy
   o Rydex Inverse NASDAQ-100{R} Strategy
   o Rydex Inverse Russell 2000{R} Strategy
   o Rydex Inverse S&P 500 Strategy
   o Rydex Japan 1.25x Strategy
   o Rydex Large-Cap Growth
   o Rydex Large-Cap Value
   o Rydex Leisure
   o Rydex Mid Cap 1.5x Strategy
   o Rydex Mid-Cap Growth
   o Rydex Mid-Cap Value
   o Rydex Multi-Cap Core Equity
   o Rydex Nova
   o Rydex NASDAQ-100{R} Strategy
   o Rydex Precious Metals
   o Rydex Real Estate
   o Rydex Retailing
   o Rydex Russell 2000{R} 1.5x Strategy
   o Rydex Sector Rotation
   o Rydex Small-Cap Growth
   o Rydex Small-Cap Value
   o Rydex Technology
   o Rydex Telecommunications
   o Rydex Transportation
   o Rydex U.S. Government Money Market
   o Rydex Utilities
   o CLS AdvisorOne Amerigo
   o CLS AdvisorOne Clermont

Seligman Portfolios, Inc.
Managed by J. & W. Seligman & Co. Incorporated
   o Seligman Communications and Information
   o Seligman Global Technology

Third Avenue Variable Series Trust
Managed by Third Avenue Management LLC.
   o Third Avenue Value

Van Eck Worldwide Insurance Trust
Managed by Van Eck Associates Corporation
   o Van Eck Worldwide Absolute Return
   o Van Eck Worldwide Bond
   o Van Eck Worldwide Emerging Markets
   o Van Eck Worldwide Hard Assets
   o Van Eck Worldwide Real Estate

Wells Fargo Advantage Funds
Managed by Wells Fargo Funds Management, LLC
   o Wells Fargo Advantage VT Discovery
   o Wells Fargo Advantage VT Opportunity

   Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

   To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2008. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call Us at (866) 667-0561 or write Us at Our administrative office:

  o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;
  o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.
  The Contracts:
  o  are not bank deposits
  o  are not federally insured
  o  are not endorsed by any bank or government agency
  o  are not guaranteed and may be subject to loss of principal

  May 1, 2008


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Table of Contents                                                           Page

Definitions of Special Terms..................................................6
Highlights....................................................................8
Fee Table.....................................................................9
   Total Investment Portfolio Operating Expenses..............................10
   Examples of Fees and Expenses..............................................11
Condensed Financial Information...............................................12
The Company...................................................................13
The Advantage Strategy Annuity Contract.......................................13
   Free Look..................................................................13
   Ownership..................................................................13
   Beneficiary................................................................13
   Assignment.................................................................13
   Requesting Transactions or Obtaining Information About Your Contract.......14
Purchase......................................................................14
   Purchase Payments..........................................................14
   Allocation of Purchase Payments............................................14
Investment Options............................................................14
   Investment Portfolios......................................................14
   Administrative, Marketing and Support Services Fees........................15
   The Fixed Account..........................................................15
   The General Account........................................................15
   Voting Rights..............................................................15
   Substitution...............................................................16
   Transfers..................................................................16
   Excessive Trading Limits...................................................16
   Dollar Cost Averaging Program..............................................17
   Rebalancing Program........................................................18
   Advisory Fee Withdrawals...................................................18
   Interest Sweep Program.....................................................18
Expenses......................................................................18
   Insurance Charges..........................................................18
   Contract Maintenance Charge................................................18
   Contingent Deferred Sales Charge...........................................19
   Waiver of Contingent Deferred Sales Charge.................................19
   Reduction or Elimination of the Contingent Deferred Sales Charge...........20
   Investment Portfolio Operating Expenses....................................20
   Transfer Fee...............................................................20
   Earnings Protection Benefit Rider..........................................20
   Guaranteed Minimum Withdrawal Benefit......................................20
   Premium Taxes..............................................................20
   Income Taxes...............................................................20
Contract Value................................................................20
   Accumulation Units.........................................................20
Access to Your Money..........................................................21
   Systematic Withdrawal Program..............................................21
   Optional Guaranteed Minimum Withdrawal Benefit.............................21


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   Suspension of Payments or Transfers........................................22
Death Benefit.................................................................22
   Upon Your Death During the Accumulation Period.............................22
   Standard Death Benefit Amount During the Accumulation Period...............22
   Optional Guaranteed Minimum Death Benefits.................................22
   Optional Earnings Protection Benefit.......................................23
   Payment of the Death Benefit During the Accumulation Period................24
   Death of Contract Owner During the Annuity Period..........................24
   Death of Annuitant.........................................................24
Annuity Payments (The Annuity Period).........................................24
   Annuity Payment Amount.....................................................24
   Optional Guaranteed Minimum Income Benefit.................................25
   Annuity Options............................................................25
Taxes.........................................................................26
Annuity Contracts in General..................................................26
Tax Status of the Contracts...................................................26
Taxation of Non-Qualified Contracts...........................................26
Taxation of Qualified Contracts...............................................27
Possible Tax Law Changes......................................................27
Other Information.............................................................27
   Legal Proceedings..........................................................27
   The Separate Account.......................................................28
   Distributor................................................................28
   Financial Statements.......................................................28
   Independent Registered Public Accounting Firm..............................28
Appendix A--More Information About the Investment Portfolios..................29
Appendix B--Earnings Protection Benefit Rider Examples........................42
Appendix C--Guaranteed Minimum Withdrawal Benefit Examples....................44
Appendix D--Accumulation Unit Values..........................................45
Privacy Policy................................................................69
Table of Contents of the Statement of Additional Information..................70


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Definitions of Special Terms

   Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

   ACCUMULATION PERIOD: The period during which you invest money in your Contract.

   ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

   ADJUSTED PARTIAL WITHDRAWAL: Adjusted Partial Withdrawal means the amount of the partial withdrawal (including the applicable Contingent Deferred Sales Charges and premium taxes); multiplied by the Death Benefit Amount just before the partial withdrawal; and divided by the Contract Value just before the partial withdrawal.

   ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of both Annuitants is used to determine Annuity Payments.

   ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract. ANNUITY OPTION(S): Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

   ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

   ANNUITY PERIOD: The period during which We make income payments to you.

   ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Annuity Period.

   BENEFICIARY: The person designated to receive any benefits under the Contract if you or, under certain circumstances, the Annuitant dies.

   BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Purchase - Allocation of Purchase Payments".

   COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

   CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

   CONTRACT: The Advantage Strategy individual flexible premium deferred annuity Contract, which provides fixed and variable Investment Options offered by the Company.

   CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

   CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the Sub-accounts of the Separate Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

   DEATH BENEFIT AMOUNT: The Death Benefit Amount is amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision, any optional Guaranteed Minimum Death Benefit Rider, and the optional Earnings Protection Benefit.

   FIXED ACCOUNT: The Fixed Account is an Investment Option which invests in the general account of the Company and offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by the applicable state law.

   FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract without incurring a Contingent Deferred Sales Charge. This period of time is generally 10 days from receipt, but certain states require a longer period.

   INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Separate Account Annual Expenses, the optional Guaranteed Minimum Death Benefit, and Guaranteed Minimum Income Benefit. These charges are included in our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

   INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by You to provide asset allocation and investment advisory services.

   INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Fixed Account (if available) and the Sub-accounts you select. You initially establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

   INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account and the Fixed Account.

   INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

   JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners must be spouses (except in those states where this restriction is not allowed).


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   NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. In general, these Contracts are not issued in conjunction with any pension plan, specially sponsored program or individual retirement account ("IRA").

   OWNER: You, the purchaser of the Contract are the Owner.

   PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

   QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

   REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority ("FINRA") to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

   SEPARATE ACCOUNT: Jefferson National Life Annuity Account I of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

   SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

   TAX DEFERRAL: Benefit provided by the Contract under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

   WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.


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Highlights

   The variable annuity Contract that We are offering is a contract between you (the Owner) and Us (the Company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account I (Separate Account) and the Fixed Account. The Fixed Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes. We no longer issue Contracts to non-natural owners.

   The Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Standard Death Benefit During the Accumulation Period."

   The Contract also offers a choice of two Guaranteed Minimum Death Benefit options. These benefits are guaranteed by Us. There is an additional charge for these options. These options may not be available in your state. This benefit is described in detail under the heading "Optional Death Benefits."

   We offer, for an additional charge, a Guaranteed Minimum Income Benefit option. If you elect the Guaranteed Minimum Income Benefit option, you must also elect one of the Guaranteed Minimum Death Benefit options. If you elect this option, We guarantee that a minimum dollar amount will be applied to your Annuity Option, irrespective of your Contract Value, on your Annuity Date. This optional benefit may not be available in your state. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Income Benefit."

   We also offer, for an additional charge, an Earnings Protection Benefit ("EPB") option. The EPB option is designed to help your Beneficiary defray federal and state taxes that may apply to the death benefit paid from the Contract. The EPB option is not available for Qualified Contracts and may not be available in your state. This benefit is described in more detail under the heading "Earnings Protection Benefit."

   The Contract offers, for an additional charge, a Guaranteed Minimum Withdrawal Benefit. Subject to certain limitations, this benefit allows you to make withdrawals from your Contract irrespective of your Contract Value. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Withdrawal Benefit."

   All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Contingent Deferred Sales Charge (CDSC) of up to 7% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.

   You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

   FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract without assessing a Contingent Deferred Sales Charge. We deem this period as ending 15 days after we mail a Contract. You will receive whatever your Contract is worth on the day We receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

   TAX PENALTY. In general, your earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. Therefore, the part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, the full Annuity Payment is taxable.

   INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at: Jefferson National Life Insurance Company

   P.O. Box 36840
   Louisville, Kentucky 40233
   (866) 667-0561


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Fee Table

   The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

Owner Transaction Expenses

Contingent Deferred Sales Charge (as a
percentage of Purchase Payments withdrawn)(1)....  7%
Transfer Fee(2) .................................  You may make a transfer once every 30 days without charge.
                                                   If you transfer more often,
                                                   We may charge a fee of $25
                                                   per transfer.

   The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.


                                                                                     Current Charge             Maximum Charge
 Contract Maintenance Charge(3) .............................................. $30 per Contract per year  $60 per Contract per year
 Separate Account Annual Expenses
 (as a percentage of average Separate Account Contract Value)
 Mortality and Expense Risk and Administrative Charges .......................           1.40%                      1.65%

 Total Separate Account Annual Expenses
 (without optional riders) ...................................................           1.40%                      1.65%

 Optional Guaranteed Minimum Withdrawal Benefit Rider
 (as a percentage of average Separate Account Contract Value)
 2 Year Waiting Period .......................................................           0.50%                      0.75%

 5 Year Waiting Period .......................................................           0.35%                      0.50%

 Optional Guaranteed Minimum Death Benefit (GMDB) Option 1 Rider
 (as a percentage of average Separate Account Contract Value) ................           0.35%                      0.50%

 Optional Guaranteed Minimum Death Benefit (GMDB) Option 2 Rider
 (as a percentage of average Separate Account Contract Value) ................           0.45%                      0.65%

 Optional Guaranteed Minimum Death Benefit (GMDB) Option 1 and Optional
 Guaranteed Minimum Income Benefit (GMIB) Riders
 (as a percentage of average Separate Account Contract Value)(4) .............           0.65%                      1.00%

 Optional Guaranteed Minimum Death Benefit (GMDB) Option 2 and Optional
 Guaranteed Minimum Income Benefit (GMIB) Riders
 (as a percentage of average account value)(4) ...............................           0.75%                      1.15%

 Optional Earnings Protection Benefit (EPB) Rider
          Base Benefit
          (as a percentage of Contract Value as of each Contract Anniversary)            0.25%                      0.25%

          Optional Benefit
          (as a percentage of Contract Value as of the Contract Anniversary
          for each 1% of optional coverage elected) ..........................           0.01%                      0.02%

 Maximum Total Separate Account Annual Expenses
 (assuming Guaranteed Minimum Withdrawal Benefit (With 2 Year Waiting
 Period), Guaranteed Minimum Death Benefit Option 2, Guaranteed Minimum
 Income Benefit and only the Base Benefit under the Earnings Protection
 Benefit rider) ..............................................................           2.90%                      3.80%


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The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                     Minimum         Maximum
Total Investment Portfolio Operating Expenses
(expenses that are deducted from Investment
Portfolio assets, including management fees,
distribution and/or service (12b-1) fees, and      Gross: 0.27%    Gross: 11.49%
otherexpenses)(5).............................      Net: 0.27%      Net: 3.83%

(1) The Contingent Deferred Sales Charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:

Number of Contract years from                               Contingent Deferred
Receipt of Purchase Payment                                Sales Charge Percent
0-1 .....................................................           7%
2 .......................................................           7%
3 .......................................................           6%
4 .......................................................           5%
5 .......................................................           4%
6 .......................................................           3%
7 .......................................................           2%
8 and more ..............................................           0%

Subject to any applicable limitations, each Contract year, you can take money out of your Contract without a Contingent Deferred Sales Charge. The amount of money you can withdraw without a Contingent Deferred Sales Charge is the greater of: (i) 10% of the value of your Contract (on a non-cumulative basis) (excluding payments made by Us to Your Investment Advisor); (ii) the IRS minimum distribution requirement for your Contract if issued in connection with certain Individual Retirement Annuities or Qualified Plans; or (iii) the total of your Purchase Payments that have been in the Contract more than 7 complete Contract years.

(2) Transfers made for the Dollar Cost Averaging Program, Interest Sweep Program or Rebalancing Program do not count toward the one transfer per 30 day limit. All reallocations made on the same day involving the same Investment Portfolio count as one transfer. Certain restrictions apply as further described under the heading "Transfers - Excessive Trading Limits" and "Transfers - Short Term Trading Risk".

(3) Jefferson National will not charge the Contract Maintenance Charge if the value of your Contract is $50,000 or more. We reserve the right to reduce or waive the fee.

(4) You can purchase the Guaranteed Minimum Income Benefit rider only if you purchase either Guaranteed Minimum Death Benefit Option 1 rider or Guaranteed Minimum Death Benefit Option 2 rider.

(5) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2009. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

--------------------------------------------------------------------------------
Examples of Fees and Expenses

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, Contract fees, Separate Account Annual Expenses, and Investment Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your Contract has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


(1) If you surrender your Contract at the end of the applicable time period and have not purchased any riders:

       Assuming Maximum Investment                                     1 year         3 years         5 years          10 years
       Portfolio Operating Expenses ..............................    $1238.76        $3758.10        $5745.08         $9331.19

       Assuming Minimum Investment                                     1 year         3 years         5 years          10 years
       Portfolio Operating Expenses ..............................     $880.26        $1310.33        $1678.85         $2820.66

(2) If you annuitize at the end of the applicable time period and have not purchased any riders (except under certain circumstances):

       Assuming Maximum Investment                                     1 year         3 years         5 years          10 years
       Portfolio Operating Expenses ..............................    $1238.76        $3758.10        $5372.52         $9331.19

       Assuming Minimum Investment                                     1 year         3 years         5 years          10 years
       Portfolio Operating Expenses ..............................     $880.26        $1310.33        $1324.07         $2820.66

(3) If you do not surrender your Contract and have not purchased any riders:

       Assuming Maximum Investment                                     1 year         3 years         5 years          10 years
       Portfolio Operating Expenses ..............................     $608.00        $3207.53        $5372.52         $9331.19

       Assuming Minimum Investment                                     1 year         3 years         5 years          10 years
       Portfolio Operating Expenses ..............................     $252.00        $774.90         $1324.07         $2820.66

(4) If you surrender your Contract at the end of the applicable time period and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting
Period), Guaranteed Minimum Death Benefit Option 2, Guaranteed Minimum Income
Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.80%:

       Assuming Maximum Investment                                     1 year         3 years         5 years          10 years
       Portfolio Operating Expenses ..............................    $1455.26        $4284.79        $6415.53         $9940.71

       Assuming Minimum Investment                                     1 year         3 years         5 years          10 years
       Portfolio Operating Expenses ..............................    $1096.77        $1945.03        $2709.80         $4739.96

(5) If you annuitize at the end of the applicable time period and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period),
Guaranteed Minimum Death Benefit Option 2, Guaranteed Minimum Income Benefit and
Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.80% (except under certain circumstances):

       Assuming Maximum Investment                                     1 year         3 years         5 years          10 years
       Portfolio Operating Expenses ..............................    $1455.26        $4284.79        $6039.94         $9940.71

       Assuming Minimum Investment                                     1 year         3 years         5 years          10 years
       Portfolio Operating Expenses ..............................    $1096.77        $1945.03        $2350.46         $4739.96


--------------------------------------------------------------------------------
(6) If you do not surrender your Contract and have purchased Guaranteed Minimum
Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Death
Benefit Option 2, Guaranteed Minimum Income Benefit and Earnings Protection
Benefit (Base Benefit only) riders with a maximum charge of 3.80%:

       Assuming Maximum Investment                                     1 year         3 years         5 years          10 years
       Portfolio Operating Expenses ..............................     $823.00        $3730.90        $6039.94         $9940.71

       Assuming Minimum Investment                                     1 year         3 years         5 years          10 years
       Portfolio Operating Expenses ..............................     $467.00        $1405.63        $2350.46         $4739.96

Condensed Financial Information

   Appendix D to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

--------------------------------------------------------------------------------
The Company

   Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

   We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

   The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Advantage Strategy Annuity Contract

   This prospectus describes the variable annuity Contract We are offering. An annuity is a contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period.

   The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

   The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

   The Contract is called a variable annuity because you can choose to invest in the Investment Portfolios through the Sub-accounts of the Separate Account, and depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

   In certain states, the Contract may also offer a Fixed Account Investment Option. The Fixed Account is part of the general account assets of the Company. Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

   You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive Annuity Payments on a fixed basis, the Annuity Payments you receive will remain level for the period of time selected.

   We no longer issue Contracts to non-natural owners.

Free Look

   If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever longer time period is required in your state). We call this the Free Look Period. We deem this period as ending 15 days after we mail a Contract.

   When you cancel the Contract within this time period, We will not assess a Contingent Deferred Sales Charge. However, Our Insurance Charges, charges for the optional Guaranteed Minimum Withdrawal Benefit and Investment Portfolio Operating Expenses will have been deducted. On the day We receive your request at Our administrative office, We will return the value of your Contract. In some states, We may be required to refund your Purchase Payment. If you have purchased the Contract as an IRA, We are required to return your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or whatever longer period is required in your state).

Ownership

   OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing of a change of Owner. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

A change of Owner may be a taxable event.

   JOINT OWNER. The Non-Qualified Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Owner (except if state law does not permit this restriction). Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

Beneficiary

   The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Assignment

   Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

   If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

An assignment may be a taxable event.

--------------------------------------------------------------------------------
Requesting Transactions or Obtaining Information About your Contract

   You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

   TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

   We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless We are instructed otherwise, We will accept instructions from and provide information to either you or the other Owner.

   We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. We will send you a confirmation of all transactions. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

Purchase
Purchase Payments

   A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you are buying the Contract as a Qualified Contract, the minimum initial Purchase Payment We will accept is $2,000. We reserve the right to issue Qualified or Non-Qualified Contracts for less than the minimum. The maximum of total Purchase Payments is $2,000,000 without Our prior approval and subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment.

   You can make additional Purchase Payments of $500 or more to a Non-Qualified Contract and $50 or more to a Qualified Contract. If you select the systematic payment option or electronic funds transfer (EFT), you can make additional Purchase Payments of $100 each month for Non-Qualified Contracts and $50 each month for Qualified Contracts. We reserve the right to accept subsequent purchase payments for less than the minimum.

Allocation of Purchase Payments

   You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers.

   Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you to get it. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time. Any transaction involving a Rydex Investment Portfolio received after the applicable cut-off time set forth in the chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time, will be processed on the next Business Day

        ---------------------------------------------------------------
                         15 Minutes Before NYSE Close
        ---------------------------------------------------------------
        15 Minutes Before
        NYSE Close
        ---------------------------------------------------------------
        Dow 2x Strategy       NASDAQ-100(R) 2x       Russell 2000(R) 2x
                              Strategy               Strategy
        ---------------------------------------------------------------
        S&P 500 2x Strategy   Strengthening Dollar   Weakening Dollar
                              2x Strategy            2x Strategy
        ---------------------------------------------------------------
        Europe 1.25x          Government Long Bond   Inverse Dow 2x
        Strategy              1.2x Strategy          Strategy
        ---------------------------------------------------------------
        Inverse Government    Inverse Mid-Cap        Inverse
        Long Bond             Strategy               NASDAQ-100(R)
                                                     Strategy
        ---------------------------------------------------------------
        Inverse Russell       Inverse S&P 500        Japan Advantage
        2000(R) Strategy      Strategy               1.25x Strategy
        ---------------------------------------------------------------
        Large-Cap Growth      Large-Cap Value        Mid Cap 1.5x
                                                     Strategy
        ---------------------------------------------------------------
        Mid-Cap Growth        Mid-Cap Value          Nova
        ---------------------------------------------------------------
        NASDAQ-100(R)         Russell 2000(R) 1.5x   Small-Cap Growth
        Strategy              Strategy
        ---------------------------------------------------------------

                         30 Minutes Before NYSE Close
        ---------------------------------------------------------------
        Banking               Basic Materials        Biotechnology
        ---------------------------------------------------------------
        Commodities Strategy  Consumer Products      Electronics
        ---------------------------------------------------------------
        Energy                Energy Services        Financial
                                                     Services
        ---------------------------------------------------------------
        Health Care           Internet               Leisure
        ---------------------------------------------------------------
        Precious Metals       Real Estate            Retailing
        ---------------------------------------------------------------
        Technology            Telecommunication      Transportation
        ---------------------------------------------------------------

   Similarly, any transaction involving the DireXion Dynamic VP HY Bond Fund received after 2:00 P.M., including a transfer request involving the DireXion Dynamic VP HY Bond Fund and any other Investment Portfolio, will be processed on the next Business Day.

Investment Options

Investment Portfolios

   The Contract offers several Sub-accounts, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period,

--------------------------------------------------------------------------------
money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

   You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Investment Portfolio prospectuses, call Us at: (866) 667-0561 or visit Our Website. See Appendix A for a summary of the investment objectives and strategies for each Investment Portfolio.

   The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

   A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolios's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

   Shares of the Investment Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of other life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios may also be sold directly to qualified plans. The Investment Portfolios do not believe that offering their shares in this manner will be disadvantageous to you.

Administrative, Marketing and Support Services Fees

    Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

    The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as .50% of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses.

The Fixed Account

   During the Accumulation Period, you can invest in the Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Us to be no less than 3% or the minimum rate prescribed by applicable state law. From time to time, We may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with Our other general account assets. The Fixed Account option may not be available in your state.

   The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   The Separate Account Annual Expenses do not apply to amounts allocated to the Fixed Account. See your Contract for more information regarding the Fixed Account.

The General Account

   During the Annuity Period, the portion of your Annuity Payments that are fixed will be paid out of Our general account. We guarantee a specified interest rate used in determining the Annuity Payments. If you elect fixed Annuity Payments, the fixed portion of your Annuity Payments will remain level.

Voting Rights

   Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the

--------------------------------------------------------------------------------
outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

   It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

Transfers

   You can transfer money among the Fixed Account and the Sub-account. Such transfers may be submitted in writing to Our administrative offices. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers Section" in this prospectus.

   TRANSFERS DURING THE ACCUMULATION PERIOD. You can transfer money to or from the Fixed Account, and to or from any Sub-account. Transfers may be made by contacting Our administrative offices or through Our Website. The following apply to any transfer during the Accumulation Period:

   1. If you make more than one transfer in 30 days, a transfer fee of $25 may be deducted.

   2. Limits on transfers out of the Fixed Account may apply.

   3. Your request for a transfer must clearly state which Sub-account(s) are involved in the transfer.

   4. Your request for transfer must clearly state how much the transfer is for.

   5. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:

   a. the requirement of a minimum time period between each transfer;

   b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

   c. limiting the dollar amount that may be transferred between Sub-accounts by an owner at any one time.

   6. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

TRANSFERS DURING THE ANNUITY PERIOD. You can make one transfer per 30 days during the Annuity Period. Thereafter, We may impose a transfer fee of $25 charge per transfer. The following rules also apply to any transfer during the Annuity Period:

1. No transfers can be made between the Fixed Account and the Sub-accounts. You may only make transfers between the Sub-accounts.

2. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

This product is not designed for professional market timing strategies by third parties. We reserve the right to modify (including terminating) the transfer privileges described above.

Excessive Trading Limits

   The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

   We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

   o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

   o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

   o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

   The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.

    We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

   SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges

--------------------------------------------------------------------------------
may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

    The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

    As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.

    We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Portfolios which permit active trading are those of the Rydex Variable Trust (other than Rydex Sector Rotation Fund, Rydex Absolute Return Strategies Fund, Rydex Multi-Cap Core Equity Fund, Rydex Hedged Equity Fund, Rydex Essential Portfolio Conservative, Rydex Essential Portfolio Aggressive, and Rydex Essential Portfolio Moderate which do not permit active trading), the DireXion Dynamic VP HY Bond Fund and the JNF Money Market Portfolio. This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale or sale and purchase involving the same Investment Portfolio in less than seven
(7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth in the following table.

         -------------------------------------------------------------
                                 30 Day Hold
         -------------------------------------------------------------
         American Century VP   American Century     American Century
         Balanced              VP Income & Growth   VP Inflation

                                                    Protection
         -------------------------------------------------------------
         American Century VP   American Century     American Century
         Large Company Value   VP Ultra             VP Value
         -------------------------------------------------------------
         American Century VP   American Century
         Vista                 VP International
         -------------------------------------------------------------
                                                    Federated
                                                    Capital Income
                                                    Fund II
         -------------------------------------------------------------
         Federated High        Federated            Federated
         Income Bond Fund II   International        Kaufmann Fund II
                               Equity Fund II
         -------------------------------------------------------------
         Federated Market      Legg Mason           Legg Mason
         Opportunity Fund II   Aggressive Growth    Capital and
                                                    Income
         -------------------------------------------------------------
         Legg Mason            Legg Mason High      Legg Mason Large
         Fundamental Value     Yield Bond           Cap Growth
         -------------------------------------------------------------
         Legg Mason            Lord Abbett          Lord Abbett
         Strategic Bond        America's Value      Growth and Income
         -------------------------------------------------------------
         Rydex Absolute        Rydex Essential      Rydex Essential
         Return Strategies     Portfolio            Portfolio
                               Aggressive           Conservative
         -------------------------------------------------------------
         Rydex Essential       Rydex Hedged Equity  Rydex Multi-Cap
         Portfolio Moderate                         Core Equity
         -------------------------------------------------------------
         Rydex Sector
         Rotation
         -------------------------------------------------------------
                                 60 Day Hold
         -------------------------------------------------------------
         Dreyfus               Dreyfus Small Cap    Dreyfus Socially
         International Value   Stock Index          Responsible
                                                    Growth
         -------------------------------------------------------------
         Dreyfus Stock Index   Third Avenue Value
         -------------------------------------------------------------
                                 90 Day Hold
         -------------------------------------------------------------
         AllianceBernstein     Janus Aspen          Janus Aspen Forty
         Growth and Income     Balanced
         -------------------------------------------------------------
         Janus Aspen Global    Janus Aspen Growth   Janus Aspen
         Life Science          and Income           International
                                                    Growth
         -------------------------------------------------------------
         Janus Aspen Large     Janus Aspen Mid      Janus Aspen Mid
         Cap Growth            Cap Growth           Cap Value
         -------------------------------------------------------------
         Janus Aspen Small     Janus Aspen
         Company Value         Worldwide Growth
         -------------------------------------------------------------

This list may change at any time without notice. If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked.

   We monitor transfers and impose these rules across multiple Contracts owned by the same owner. Thus, if you own two Contracts and make a purchase in an Investment Portfolio in Contract 1, you will have to wait at least seven (7) days (or such greater time period as set forth in the table above) to make a sale in the same Investment Portfolio in Contract 2. With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging, rebalancing, systematic contributions and systematic withdrawals. Transactions are not monitored if they are scheduled at least 7 days in advance. These policies apply to all Investment Options except for Investment Options that contain disclosure permitting active trading. The statement of additional information contains more information about market timing arrangements and disclosure of Investment Portfolio securities holdings to individuals. If you (or your agent's) Website transfer request is restricted or denied, we will send notice via U.S. Mail.

Dollar Cost Averaging Program

   The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

   Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time


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period. The DCA Program will end when the value in the Sub-account(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

   The transfers made under the DCA Program are not taken into account in determining any transfer fee. There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

   Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Sub-account(s) regardless of fluctuating price levels of the Sub-account(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

Rebalancing Program

   Once your money has been allocated among the Sub-accounts, the performance of each Investment Portfolio may cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You must use whole percentages in 1% increments for rebalancing. Rebalancing does not include assets allocated to the Fixed Account. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. The transfers made under the Rebalancing Program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

   EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Sub-accounts. You want 40% to be in the Fixed Income Portfolio Sub-account and 60% to be in the Growth Portfolio Sub-account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio Sub-account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, We would sell some of your units in the Fixed Income Portfolio Sub-account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-account to increase those holdings to 60%.

Advisory Fee Withdrawals

   We understand the importance to you of having advice from a financial adviser regarding your investments in the Contract. Certain investment advisors have made arrangements with Us to make their services available to you. Jefferson National has not made any independent investigation of these advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

   Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is a Non-Qualified Contract, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2, it may be subject to a tax penalty. If the Contract is a Qualified Contract, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met.

   Additionally, any withdrawals for this purpose may be subject to a Contingent Deferred Sales Charge. You should consult a tax adviser regarding the tax treatment of the payment of investment advisor fees from your Contract.

Interest Sweep Program

   You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

Expenses

   There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Insurance Charges

   Each day, We make a deduction for Insurance Charges. The Insurance Charges do not apply to amounts allocated to the Fixed Account. The Insurance Charges will vary depending on whether, at the time you apply for the Contract, you choose one of the Guaranteed Minimum Death Benefits (GMDB) and/or the Guaranteed Minimum Income Benefits (GMIB).

   The Insurance Charges compensate the Company for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

   The Insurance Charges will be as follows:

           GMDB      GMDB                     Current       Maximum
         Option 1  Option 2       GMIB       Insurance     Insurance
         Elected   Elected      Elected       Charge        Charge
            No        No           No          1.40%         1.65%
            Yes       No           No          1.75%         2.15%
            No       Yes           No          1.85%         2.30%
            Yes       No          Yes          2.05%         2.65%
            Yes       No          Yes          2.15%         2.80%

Contract Maintenance Charge

   On each Contract Anniversary during the Accumulation Period, We deduct $30 (as allowed by state law, this charge can be increased up to a maximum of $60 per Contract per year) from your Contract as a Contract Maintenance Charge. This charge is for certain administrative expenses associated with the Contract.

   We do not deduct the Contract Maintenance Charge if the

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value of your Contract is $50,000 or more on the Contract Anniversary. We reserve the right to reduce or waive the Contract Maintenance Charge. If you make a full withdrawal on other than a Contract Anniversary, and the value of your Contract is less than $50,000, We will deduct the full Contract Maintenance Charge at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary, We will deduct the full Contract Maintenance Charge on the Annuity Date unless the Contract Value on the Annuity Date is $50,000 or more.

   The Contract Maintenance Charge will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Sub-account with the largest balance.

   No Contract Maintenance Charge is deducted during the Annuity Period.

Contingent Deferred Sales Charge

   During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Contingent Deferred Sales Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Contingent Deferred Sales Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge compensates Us for expenses associated with selling the Contract. The charge is as follows:

         NUMBER OF YEARS                          CONTINGENT
         FROM RECEIPT OF                        DEFERRED SALES
         PURCHASE PAYMENT                           CHARGE
         0-1                                          7%
         2                                            7%
         3                                            6%
         4                                            5%
         5                                            4%
         6                                            3%
         7                                            2%
         8 or more                                    0%

   In addition, the following circumstances further limit or reduce Contingent Deferred Sales Charge charges, in some states, as applicable:

   o for issue ages up to 52, there is no Contingent Deferred Sales Charge for withdrawals made after the 15th Contract year;

   o for issue ages 53 to 56, there is no Contingent Deferred Sales Charge for withdrawals made after you attain age 67;

   o for issue ages 57 and later, any otherwise applicable Contingent Deferred Sales Charge will be multiplied by a factor ranging from .9 to 0 for Contract years one through ten and later, respectively.

   FREE WITHDRAWALS. Subject to any applicable limitations, each Contract year you can withdraw money from your Contract, without a Contingent Deferred Sales Charge, in an amount equal to the greater of:

   o 10% of the Contract Value (on a non-cumulative basis) (excluding payments made by Us to Your Investment Advisor);

   o the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement plans; or

   o the total of your Purchase Payments that have been in the Contract for 8 or more complete years.

Waiver of Contingent Deferred Sales Charge

   In addition to the free withdrawal amount discussed above, the Contingent Deferred Sales Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner. If the Contract is owned by a non-natural person, then these benefits apply to the Annuitant.

   UNEMPLOYMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

   o  your Contract has been in force for at least 1 year;

   o you provide Us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

   o you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

   o  your employment was involuntarily terminated by your employer; and

   o you certify to Us in writing that you are still unemployed when you make the withdrawal request. This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. This benefit may not be available in your state.

   NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

   o you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

   o  confinement begins after the first Contract year;

   o confinement is prescribed by a qualified physician and is medically necessary;

   o request for this benefit is made during confinement or within 60 days after confinement ends; and

   o  We receive due proof of confinement.

   This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner.

This benefit may not be available in your state.

   TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the owner has a terminal illness (which is expected to result in death within 12 months from the notice).

   o To qualify, the diagnosis and notice must occur after the first Contract year ends.

   o This benefit is not available if you have a terminal illness

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     on the date the Contract is issued. All other limitations under the
     Contract apply.

   This benefit may only be used one time including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner.

   This benefit may not be available in your state.

Reduction or Elimination of the Contingent Deferred Sales Charge

   We may reduce or eliminate the amount of the Contingent Deferred Sales Charge when the Contract is sold under circumstances that reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Contingent Deferred Sales Charge when a Contract is issued to an officer, director or employee of Our company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Contingent Deferred Sales Charge requires Our prior written approval. In no event will reduction or elimination of the Contingent Deferred Sales Charge be permitted where it would be unfairly discriminatory to any person.

Investment Portfolio Operating Expenses

   There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Operating Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Transfer Fee

   During the Accumulation Period, You can make one free transfer per 30 days. If you make more than one transfer per 30 days, you may be charged a transfer fee of $25 per transfer. As allowed by law, We reserve the right to change the transfer fee.

   During the Accumulation Period, the transfer fee is deducted from the Investment Option that you transfer from. If you transfer your entire interest from an Investment Option, the transfer fee is deducted from the amount transferred. If there are multiple Investment Options from which you transfer funds, the transfer fee will be deducted first from the Fixed Account, and then from the Sub-account with the largest balance that is involved in the transfer.

   During the Annuity Period, the transfer fee will be deducted from the Annuity Payment immediately following your transfer.

   If the transfer is part of the Dollar Cost Averaging Program, the Rebalancing Program or the Interest Sweep Program it will not count in determining the transfer fee. All reallocations made on the same date count as one transfer.

Earnings Protection Benefit Rider

   If, at the time you apply for the Contract, you select the Earnings Protection Benefit ("EPB") you also choose the level of protection you desire. (See "Earnings Protection Benefit Rider" later in this Prospectus.) Depending on your choice you will be charged as follows:

                         0.25% of Contract Value as of the
For Base Benefit:        Contract Anniversary.

For Optional             0.01% of Contract Value as of the

Benefit:                 Contract Anniversary for each 1% of
(Current Charge)         optional coverage elected.

For Optional             0.02% of Contract Value as of the
Benefit:                 Contract Anniversary for each 1% of
(Maximum Charge)         optional coverage elected.

If you make a full surrender or upon the death of the Owner on other than the Contract Anniversary, We will deduct the charge for the EPB on a pro rata basis for the period from the last Contract Anniversary until the date of the full surrender or the date We receive due proof of death of the Owner. We recommend you consult your tax advisor before you purchase this rider.

Guaranteed Minimum Withdrawal Benefit

   If you select the Guaranteed Minimum Withdrawal Benefit, your charge will depend upon the Waiting Period you select. If you select the 2 Year Waiting Period, your charge will be 0.50% of amounts allocated to the Sub-accounts. We may increase this charge up to 0.75%. If you select the 5 Year Waiting Period, your charge will be 0.35% of amounts allocated to the Sub-accounts. We may increase this charge up to 0.50%. These charges, which are expressed as annual rates, will be deducted on a daily basis.

Premium Taxes

   Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are due either when the Contract is issued or when Annuity Payments begin. It is Our current practice to deduct these taxes when Annuity Payments begin. We may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

Income Taxes

   We will deduct from the Contract any income taxes, which We incur because of the Contract. At the present time, We are not making any such deductions.

Contract Value

   Your Contract Value is the sum of amounts held under your Contract in the Sub-accounts and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract We call the unit an Annuity Unit. The value of your Contract is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero, we reserve the right to surrender your contract.

Accumulation Units

   Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-Accounts by multiplying the Accumulation Unit value for the prior Business Day by a factor for the current Business Day. The factor is determined by:

   1. dividing the value of a Sub-Account share at the end of

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      the current Business Day (and any charges for taxes) by the value of a
      Sub-account share for the previous Business Day; and

   2. subtracting the daily amount of the Insurance Charges and the charges for the optional Guaranteed Minimum Withdrawal Benefit, if elected.

   The value of an Accumulation Unit may go up or down from Business Day to Business Day.

   When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Sub-Account by the value of the Accumulation Unit for that Sub-Account on that Business Day. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

   We calculate the value of an Accumulation Unit for each Sub-Account after the New York Stock Exchange closes each Business Day and then credit your Contract.

   EXAMPLE: On Wednesday, We receive an additional Purchase Payment of $4,000 from you. You have told Us you want this to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,000 by $12.25 and credit your Contract on Wednesday night with 326.53 Accumulation Units for the Equity Portfolio Sub-account.

Access to Your Money

You can have access to the money in your Contract:

   o  by making a withdrawal (either a partial or a complete withdrawal);

   o  by electing to receive Annuity Payments; or

   o when a death benefit is paid to your Beneficiary. Withdrawals can only be made during the Accumulation Period.

   When you make a complete withdrawal, you will receive the Contract Value on the day you made the withdrawal, (i) less any applicable Contingent Deferred Sales Charge; (ii) less any Contract Maintenance Charge; and (iii) less any applicable premium tax.

  You must tell Us which Investment Option you want the partial withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Investment Option must be at least $500. If you do not have at least $500 in the Contract after a partial withdrawal, We reserve the right to terminate the Contract and pay you the Contract Value less any applicable fees and charges. These minimum amounts are waived for systematic withdrawals and required minimum distributions.

   Once We receive your written request for a withdrawal from an Investment Option, We will pay the amount of that withdrawal within 7 days. Withdrawals may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section.

   A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

   Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Contingent Deferred Sales Charge" and "Taxes" in this Prospectus.

Systematic Withdrawal Program

   The systematic withdrawal program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Options on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Contingent Deferred Sales Charge.

   Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Optional Guaranteed Minimum Withdrawal Benefit

   For an extra charge, you can elect the Guaranteed Minimum Withdrawal Benefit
(GMWB), a living benefit. The GMWB allows you to make withdrawals from your Contract irrespective of your Contract Value, subject to certain limitations. Once the benefit is elected, you cannot cancel it and charges will continue to be deducted until Annuity Payments begin. The charges for the GMWB option are deducted each Business Day from amounts held in the Sub-Accounts. Withdrawals made under this rider will reduce your Contract Value.

   If you elect the GMWB when you purchase your Contract, your initial Purchase Payment is used as the basis for determining the guaranteed withdrawal amount (the "Benefit Amount"). If you elect this benefit at a later date, your Contract Value on the date the benefit is added to your Contract is used to determine the Benefit Amount.

   Once the Benefit Amount has been determined, We calculate the annual guaranteed withdrawal amount (the "Benefit Payment"). The Benefit Payment is equal to 7% of the Benefit Amount. If you do not take 7% in one year, you may not take more than 7% the next year. You can continue to take Benefit Payments until the sum of the Benefit Payments equals the Benefit Amount. Each withdrawal you make as a Benefit Payment reduces the amount you may withdraw free of the Contingent Deferred Sales Charge. Withdrawals under this option may result in adverse tax consequences.

   Benefit Payments are subject to a Waiting Period. Presently, you can choose either a two-year or five-year Waiting Period. We may offer other Waiting Periods in the future. The Waiting Period is the time between the date you elect the GMWB and the date you can begin receiving Benefit Payments. For example, if you choose a Waiting Period of five years, you cannot begin receiving Benefit Payments before the fifth Contract Anniversary after you elect the GMWB. The GMWB charge will vary depending on the

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length of the Waiting Period you choose.

   If you elect the GMWB when you purchase your Contract, We count one year as the time between each Contract Anniversary. If you elect the GMWB at any time after purchase, We treat the time between the date We added the option to your Contract and your next Contract Anniversary as the first year.

   If, in any year, total withdrawals from your Contract are more than your Benefit Payment, your Benefit Payment will be recalculated as follows:

   o (1 - withdrawal/Contract Value immediately prior to withdrawal) multiplied by your Benefit Payment immediately prior to withdrawal.

   If you make subsequent Purchase Payments to your Contract, We will recalculate your Benefit Amount and your Benefit Payments. Your new Benefit Amount equals your Benefit Amount immediately prior to the subsequent Purchase Payment plus the subsequent Purchase Payment. Your new Benefit Payment equals your prior Benefit Payment increased by 7% of the subsequent Purchase Payment.

   Once you elect the GMWB, you are entitled to one free "step-up" of the Benefit Amount over the course of this option. If you choose to "step-up" the benefit, your Benefit Amount is recalculated to equal your Contract Value. The Benefit Payment then becomes the greater of 7% of the new Benefit Amount and your existing Benefit Payment. You would not want to "step-up" if your current Benefit Amount is higher than your Contract Value.

   Additional "step-ups" are available at an extra charge. At the time you elect to "step-up," there may be a higher charge for the GMWB. When you elect an additional "step-up" you will be charged the current GMWB charge. Before you decide to "step-up," you should consider the current charge for this benefit.

   If you, the Joint Owner or Annuitant die before you receive all the guaranteed Benefit Payments, the Beneficiary may elect to receive either the remaining Benefit Payments or Death Benefit Amount payable under your Contract.

   You can surrender your Contract at any time, even if you elect the GMWB, but you will receive your Contract Value, less any applicable Contingent Deferred Sales Charges, less any applicable Contract Maintenance Charge and less premium taxes, at the time of surrender and not the Benefit Amount or the Benefit Payment amount you would have received under the GMWB.

   Please see Appendix C for examples of how the Benefit Amount and Benefit Payment are calculated.

Suspension of Payments or Transfers

   We may be required to suspend or postpone payments, withdrawals or transfers for any period when:

   1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

   2. trading on the New York Stock Exchange is restricted;

   3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

   4. during any other period when the SEC, by order, so permits for the protection of owners.

   We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

   If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to an Owner's Contract and thereby refuse to pay any request for transfers, partial or full withdrawals, annuity benefits, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Death Benefit

Upon Your Death During the Accumulation Period

   If you, or your Joint Owner, die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

   The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day We receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Options until distribution begins. Until We distribute the Death Benefit Amount, the Death Benefit Amount in the Sub-Accounts will be subject to investment risk, which is borne by the Beneficiary. If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, any remaining Death Benefit Amount invested in the Investment Portfolios will be placed in a money market account until we receive election for the payment of the remaining Death Benefit Amount.

Standard Death Benefit Amount During the Accumulation Period

   If you die prior to age 80 and you did not elect one of the two optional Guaranteed Minimum Death Benefits, the Death Benefit Amount will be the greater of:

      (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

      (2) the total Purchase Payments you have made, less any partial Withdrawals and Contingent Deferred Sales Charges.

   If you are age 80 or over and you did not elect one of the two optional Guaranteed Minimum Death Benefit, the Death Benefit Amount will be equal to the Contract Value as of the Business Day We receive due proof of death and a payment election.

Optional Guaranteed Minimum Death Benefits

   For an extra charge, at the time you purchase the Contract, you can choose one of two optional Guaranteed Minimum Death Benefit options each of which, depending on market conditions, may provide a greater Death Benefit Amount than the standard death benefit described above.

   Guaranteed Minimum Death Benefit Option 1. Under this option, if you die before age 80, the Death Benefit Amount will be the greater of:

      (1) the total Purchase Payments you have made, less all partial Withdrawals, Contingent Deferred Sales Charges and any applicable premium taxes;

      (2) the Contract Value as of the Business Day We receive


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          due proof of death and a payment election; or

      (3) the largest Contract Value on any Contract Anniversary before the Owner or Joint Owner's death, less any Adjusted Partial Withdrawals, and limited to no more than twice the amount of Purchase Payments paid less any Adjusted Partial Withdrawals.

   Under this option, if death occurs at age 80 or later, the Death Benefit Amount will be the greater of: (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or (2) the Death Benefit Amount as of the last Contract Anniversary before your 80th birthday, less any Adjusted Partial Withdrawals.

   Guaranteed Minimum Death Benefit Option 2. Under this option, if you die before age 80, the Death Benefit Amount will be the greater of:

        (1) the total Purchase Payments you have made, less all partial Withdrawals, Contingent Deferred Sales Charges and any applicable premium taxes;

        (2) the Contract Value as of the Business Day We receive due proof of death and a payment election;

        (3) the largest Contract Value on any Contract Anniversary before the Owner or Joint Owner's death, less any Adjusted Partial Withdrawals; or

        (4) the total Purchase Payments you have made, less any partial Withdrawals, increased by 5% each year up to the date of death.

   Under this option, if death occurs at age 80 or later, the Death Benefit Amount will be the greater of: (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or (2) the Death Benefit Amount as of the last Contract Anniversary before your 80th birthday, less any Adjusted Partial Withdrawals.

   If Joint Owners are named, the Death Benefit Amount is determined based on the age of the oldest Owner and is payable on the first death. If the Owner is a non-natural person, the death of an Annuitant will be treated as the death of the Owner.

   It is possible that the IRS may take the position that charges for the Optional Guaranteed Minimum Death Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

   If you take a partial withdrawal at a time when the Death Benefit Amount is greater than your Contract Value, then your Death Benefit Amount may be reduced by an amount greater than the amount withdrawn.

   If the Beneficiary is the spouse of the Owner of the Contact and elects to continue the Contract after the Owner's death, the Beneficiary may not elect to continue the optional Guaranteed Minimum Death Benefit.

   These benefits may not be available in your state.

Optional Earnings Protection Benefit (EPB)

   The Earnings Protection Benefit (EPB) is designed to provide an additional benefit at death, which helps to defray federal and state taxes. For an additional charge, you can elect the EPB rider at the time you purchase the Contract if you are below age 76. The rider consists of two portions: base coverage and optional coverage. The rider's base death benefit and the rider's optional death benefit, when elected, are payable in addition to any other Death Benefit Amount under the Contract or any other rider. Withdrawals from the Contract will reduce the rider's death benefit. No benefit is payable if death occurs on or after the Annuity Date. This rider is only available to Non-Qualified Contracts. We recommend that you consult your tax advisor before you purchase this rider.

   Base Death Benefit. Upon the death of the Owner, We will add an amount to the Death Benefit Amount equal to 50% (30% if the owner was between the ages of 70 and 75 when We issued the Contract) of the Eligible Gain to the Beneficiary upon Our receipt of due proof of death of the Owner at Our administrative office.

   Optional Death Benefit. If the Owner's death occurs after the fifth Contract Year and the optional death benefit is selected, We add to the Death Benefit Amount, in addition to the rider's base death benefit, an optional rider death benefit in an amount equal to 50% (30% for issue ages 70-75) of the Optional Gain to the Beneficiary upon Our receipt of due proof of death of the Owner. This optional death benefit is only available for exchanges of deferred annuity Contracts in a manner that qualifies for non-recognition of income treatment under Section 1035 of the Internal Revenue Code, as amended.

   Eligible Gain. Eligible Gain is the least of:

   o the Contract gain; or

   o if death occurs during the first Contract year, the initial Purchase Payment less Equivalency Withdrawals from the initial Purchase Payment; or

   o if death occurs after the first Contract year has elapsed, all Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency Withdrawals during the life of the Contract.

   Equivalency Withdrawal. The Equivalency Withdrawal is:

   o the partial withdrawal amount; divided by

   o the Contract Value prior to the withdrawal; multiplied by

   o the sum of all Purchase Payments less all prior Equivalency Withdrawals.

   If you take a partial withdrawal at a time when the sum of all Purchase Payments less prior Equivalency Withdrawals is greater than your Contract Value, then your Earnings Protection Benefit will be reduced by an amount greater than the amount withdrawn.

   Optional Coverage Percentage. The Optional Coverage Percentage is a percentage of the initial Purchase Payment. You must elect the Optional Coverage Percentage at the time of application.

   Contract Gain. Contract Gain is the Contract Value reduced by the difference of total Purchase Payments and Equivalency Withdrawals.

   Optional Gain. The Optional Gain is:

   o  the Optional Coverage Percentage; multiplied by

   o the initial Purchase Payment less Equivalency Withdrawals (from the initial Purchase Payment); less

   o the sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments reduced by withdrawals is greater


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      than Contract Value.

   Termination. The EPB rider terminates and charges and benefits automatically end on the earliest of:

   o  The Annuity Date; or o Full surrender; or

   o  Death of the Owner; or

   o  Transfer of ownership

   We may terminate the EPB rider if necessary to comply with applicable state and federal regulations. See Appendix B for examples of how this benefit works.

   It is possible that the IRS may take the position that charges for the Earnings Protection Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

   This benefit may not be available in your state.

Payment of the Death Benefit During the Accumulation Period

   Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or a Joint Owner during the Accumulation Period (including without limitation, non-qualified stretch options).

   OPTION 1--lump sum payment of the Death Benefit Amount; or

   OPTION 2--the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

   OPTION 3--payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution beginning within 1 year of the date of the death of the Owner or any Joint Owner.

   Unless you have previously designated one of the payment options above, (including without limitation, non-qualified stretch options), a Beneficiary who is also the spouse of the deceased Owner may elect to:

   o  continue the Contract in his or her own name at the Death Benefit Amount;

   o  elect a lump sum payment of the Death Benefit Amount; or

   o  apply the Death Benefit Amount to an Annuity Option.

   If the spouse elects to continue the Contract, the Death Benefit Amount will be the initial Purchase Payment for the purpose of determining benefits under the Contract for the continuing spouse. The spouse may not elect an optional Guaranteed Minimum Death Benefit.

   If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by Us of due proof of death.

Death of Contract Owner During the Annuity Period

   If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Upon the Owner's death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

Death of Annuitant

  If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

  Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

Annuity Payments (The Annuity Period)

   Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

   The Annuity Date must be the first day of a calendar month and must be at least 90 days after the Contract issue date. The Annuity Date may not be later than the earlier of the date the Annuitant reaches attained age 90 or the maximum date permitted under applicable state law. If no Annuity Date is selected, we will assume the latest possible Annuity Date.

   For a Contract held under a tax-qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later.

   You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option any time up to 30 days before the existing Annuity Date. If you do not choose an Annuity Option, We will assume that you selected Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments.

   During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National's general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account will be applied to a fixed annuity.

Annuity Payment Amount

   If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your Annuity Payment will depend upon:

   1) The Contract Value or the Death Benefit Amount (if the


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      Annuity Option is selected to pay the death benefit) applied to a Variable
      Annuity Option on the Annuity Date;

   2) The 3% or 5% (as you select prior to the Annuity Date) assumed investment rate used in the annuity table for the Contract;

   3) The performance of the Investment Portfolio(s) you selected; and

   4) The Annuity Option you selected.

   You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

   On the Annuity Date, your Contract Value, less any premium tax, less any Contingent Deferred Sales Charge, and less any Contract Maintenance Charge will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 5th Contract Anniversary, and you choose an Annuity Option that has a life contingency for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any Contract Maintenance Charge to the Annuity Option you elect.

   Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, We may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, We have the right to change the frequency of payments so that your Annuity Payments are at least $50.

   Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Optional Guaranteed Minimum Income Benefit (GMIB)

   For an extra charge, you can elect the Guaranteed Minimum Income Benefit. You may not select this benefit unless you also select either Guaranteed Minimum Death Benefit Option 1 or Guaranteed Minimum Death Benefit Option 2.

   Under the Guaranteed Minimum Income Benefit, a Guaranteed Minimum Income Benefit base will be applied to your Annuity Option to provide Annuity Payments. Prior to your 80th birthday, the Guaranteed Minimum Income Benefit base is equal to the largest Contract Value on any Contract Anniversary, less any Adjusted Partial Withdrawals, and limited to no more than twice the amount of Purchase Payments made less any Adjusted Partial Withdrawals.

   The Guaranteed Minimum Income Benefit base on or after your 80th birthday is equal to the greater of (1) the Contract Value, less any premium tax, less any Contingent Deferred Sales Charge, and less any Contract Maintenance Charge; or
(2) the Guaranteed Minimum Income Benefit base as of the last Contract Anniversary before your 80th birthday less any Adjusted Partial Withdrawals.

   If you take a partial withdrawal at a time when your Guaranteed Minimum Income Benefit base is greater than your Contract Value, then your Guaranteed Minimum Income Benefit base will be reduced by an amount greater than the amount withdrawn.

   If you elect the Guaranteed Minimum Income Benefit, the following limitations will apply:

   o You must choose either Annuity Option 2 or 4, unless otherwise agreed to by Us. If you do not choose an Annuity Option, Annuity Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will be applied.

   o If you are age 50 or over on the date We issue the Contract, the Annuity Date must be on or after the later of your 65th birthday, or the 7th Contract Anniversary.

   o If you are under age 50 on the date We issue your Contract, the Annuity Date must be on or after the 15th Contract Anniversary.

   o The Annuity Date selected must occur within 30 days following a Contract Anniversary.

   o If there are Joint Owners, the age of the oldest Owner will be used to determine the Guaranteed Minimum Income Benefit. If the Contract is owned by a non-natural person, then Owner will mean the Annuitant for purposes of this benefit.

   On the Annuity Date, the initial income benefit will not be less than the Guaranteed Minimum Income Benefit base applied to the guaranteed Annuity Payment factors under the Annuity Option elected.

   It is possible that the IRS may take the position that charges for the Guaranteed Minimum Income Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

   This benefit may not be available in your state.

Annuity Options

   You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

   OPTION 1. INCOME FOR A SPECIFIED PERIOD. We will pay income for a specific number of years in installments. However, if the Annuitant dies and We have made Annuity Payments for less than the specified number of years, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the Assumed Investment Rate (AIR) for a variable Annuity Option.

   OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive but at least for a specified period certain. If an Annuitant, who is not the Owner, dies before We have made all of the guaranteed Annuity Payments, We will continue to make the Annuity Payments for the remainder of the specified guarantee period to you. If you do not want to receive Annuity Payments after the Annuitant's death, you can request a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the Assumed Investment Rate
(AIR) for a variable Annuity Option.


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   OPTION 3. INCOME OF SPECIFIED AMOUNT. We will pay income of a specified amount until the principal and interest are exhausted. However, if the Annuitant dies and We have made Annuity Payments totaling less than the specified amount, you may elect to receive a single lump sum payment, which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the Assumed Investment Rate (AIR) for a variable Annuity Option.

   OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments as long as either the Annuitant or a joint Annuitant is alive. The Annuitant must be at least 50 years old, and the joint Annuitant must be at least 45 years old at the time of the first monthly Annuity Payment.

Taxes

   NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.

Annuity Contracts in General

   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

   Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

   Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the Variable Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

   Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Variable Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over Variable Account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Contract.

   Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

   If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

   For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

   Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

   Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

   The following discussion generally applies to Contracts owned by natural persons.

   Withdrawals. When a withdrawal from a Non-Qualified


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Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

   Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

   o  made on or after the taxpayer reaches age 59 1/2;

   o  made on or after the death of an Owner;

   o  attributable to the taxpayer's becoming disabled; or

   o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

   Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

   Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

   Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

Taxation of Qualified Contracts

   The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in
Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457 Possible Tax Law Changes

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

   We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information
Legal Proceedings

   Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

   On August 9, 2004, Jefferson National and Inviva, Inc., a shareholder of Jefferson National and its former parent, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved The Monument variable annuity and, to a much lesser extent, the Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an


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independent distribution consultant acceptable to the SEC.

   On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments.

The Separate Account

   We established a separate account, Jefferson National Life Annuity Account I (Separate Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the Separate Account was know as Conseco Variable Annuity Account I. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on August 23, 2000. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Separate Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.

   The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

   Where permitted by law, We may:

   o  create new separate accounts;

   o combine separate accounts, including combining the Separate Account with another separate account established by the Company;

   o transfer assets of the Separate Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;

   o  transfer the Separate Account to another insurance company;

   o add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

   o  make the Sub-accounts available under other policies We issue;

   o  add new Investment Portfolios or remove existing Investment Portfolios;

   o substitute new Investment Portfolios for any existing Investment Portfolio, which We determine, is no longer appropriate in light of the purposes of the Separate Account;

   o  deregister the Separate Account under the Investment Company Act of 1940;
      and

   o operate the Separate Account under the direction of a committee or in another form.

Distributor

   Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934. JNSC is a member of the Financial Industry Regulatory Authority. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

   Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

   In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

Financial Statements

   Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

   The financial statements of Jefferson National Life Annuity Account I are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm

   The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2006 and 2007, and for each of the three years in the period then ended December 31, 2007, and the financial statements of Jefferson National Life Annuity Account I as of December 31, 2007 and for each of the two years in the period then ended December 31, 2007 appearing in this Statement of Additional Information have been audited by BDO Seidman LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


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APPENDIX A--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

   Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. There can be no assurance that the investment objectives will be achieved.

   The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

AIM VARIABLE INSURANCE FUNDS

   The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. Invesco Aim Advisors, Inc. serves as the investment advisor. AIM Funds Management Inc. (AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited serves as the investment subadvisors. The following Investment Portfolios are available under the Contract:

AIM V.I. Basic Value - Series II shares

   The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations in excess of $5 billion.

AIM V.I. Core Equity -- Series I shares

   The fund's investment objective is growth of capital. The fund seeks to meet its objective by investing normally at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above average growth in earnings, and growth companies that are believed to have the potential for above-average growth in earnings.

AIM V.I. Financial Services - Series I shares

   The fund's investment objective is capital growth. The fund seeks to meet its objective by investing, normally, least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers engaged primarily in financial services-related services.

AIM V.I. Global Health Care - Series I shares

   The fund's investment objective is capital growth. The fund seeks to meet this objective by investing, normally, at least 80% of its assets in securities of health care industry companies.

AIM V.I. Global Real Estate - Series I shares

   The fund's investment objective is high total return through growth of capital and current income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies, including real estate investment trusts (REITs).

AIM V.I. High Yield - Series I shares

   The fund's investment objective is a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in debt securities that are determined to be below investment grade quality because they are rated BB/Ba or lower by Standard & Poor's Ratings Services, Moody's Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities.

AIM V.I. Mid Cap Core Equity - Series II shares

   The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.

AIM V.I. Technology - Series I shares

   The fund's investment objective is capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers engaged primarily in technology-related industries.

THE ALGER AMERICAN FUND

   The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following Investment Portfolios are available under the Contract:

Alger American Capital Appreciation (f/k/a Alger American Leveraged AllCap)

   The Fund seeks long-term capital appreciation. Under normal market circumstances, the Portfolio invests at least 85% of its net assets plus any borrowings for investment purposes in equity securities of companies of any market capitalization that the Manager believes demonstrate promising growth potential. The Portfolio can leverage, that is, borrow money to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Alger American Growth (name changing to Alger American LargeCap Growth 7/1/2008)

   The Fund seeks long-term capital appreciation. The following principal strategy is in effect through June 30, 2008: The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater. Growth Portfolio is hereby providing shareholders with notice of a new name and principal strategy. Effective July 1, 2008 the Portfolio will be named the Alger American LargeCap Growth Portfolio. Rather than representing a change in the Portfolio's investment strategies, the new name and related policies will better reflect the Portfolio's current actual investment practice. From July 1, 2008, as now, the Portfolio will focus on growing companies that generally have broad product lines, markets, financial resources and depth of management. Effective July 1, 2008 under normal circumstances the Portfolio will invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, updated quarterly as reported as of the most recent quarter-end. This index is


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designed to track the  performance of  large-capitalization  growth  stocks.  At
December 31, 2007, the market capitalization of the companies in this index ranged from $624 million to $527.7 billion.

Alger American MidCap Growth

   The Fund seeks long-term capital appreciation. The Portfolio focuses on mid-sized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2007, the market capitalization of the companies in these indexes ranged from $263 million to $42 billion.

Alger American Small Cap Growth (f/k/a Alger American Small Capitalization) Closed to new investors

   The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks.

ALLIANCEBERNSTEIN L.P.

   AllianceBernstein L.P. is one of the largest publicly traded global asset management firms in the world with approximately $800 billion in assets under management at December 31, 2007. AllianceBernstein provides diversified, investment management services that include global growth, value and style blend equities, and fixed income services to institutional, high net worth and retail clients worldwide.

AllianceBernstein Growth and Income

   The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Adviser uses a disciplined investment process to evaluate the companies in the Adviser's extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Portfolio may invest in companies of any size and in any industry.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc, except for American Century Investments VP International Fund, which has American Century Global Investment Management, Inc. as an investment adviser. The following Investment Portfolios are available under the Contract:

American Century Investments VP Balanced

   The American Century Investments VP Balanced Fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century Investments VP Income & Growth

   The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century Investments VP Inflation Protection

   The American Century VP Inflation Protection Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Investments VP International

   The American Century VP International Fund seeks capital growth by investing primarily in securities of foreign companies that management believes to have potential for appreciation.

American Century Investments VP Large Company Value (Class I)

   The American Century VP Large Company Value Fund seeks long-term capital growth. Income is a secondary objective. The fund invests primarily in equity securities of large companies that management believes to be undervalued at the time of purchase.

American Century Investments VP Ultra(R) (Class I)

   The American Century VP Ultra Fund seeks long-term capital growth by investing in common stocks considered by management to have better-than-average prospects for appreciation.

American Century Investments VP Value

   The American Century VP Value Fund seeks long-term capital growth with income as a secondary objective. It invests primarily in equity securities of well-established companies that management believes to be undervalued at the time of purchase.

American Century Investments VP Vista(SM) (Class I)

   The American Century VP Vista(SM) Fund seeks long term capital growth by investing in stocks of medium-sized and smaller companies that management believes will increase in value over time.

THE DIREXION INSURANCE TRUST

   The DireXion Insurance Trust is managed by Rafferty Asset Management, LLC, which provides investment services to the Fund. Rafferty is located at 33 Whitehall St. 10th Floor, New York, NY 10004. As of the date of this prospectus the DireXion Dynamic VP HY Bond Fund permits active trading. This may change at any time without notice. For more information, see the prospectus. The following Investment Portfolio is available under the Contract:

DireXion Dynamic VP HY Bond

   DireXion Dynamic VP HY Bond Fund is an open-end fund. The Fund's objective is to maximize total return. The fund invests at least 80% of the fund's net assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as "junk bonds", or derivatives of such instruments. The fund is designed to provide liquidity for active asset allocators.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)

   The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The


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Dreyfus Corporation. The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS INVESTMENT PORTFOLIOS (Service Shares)

   The Dreyfus Investment Portfolios ("Dreyfus IP") is a mutual fund with multiple portfolios. The investment adviser to the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS IP - Small Cap Stock Index

    The portfolio seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index(R). To pursue this goal, the portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index(R), and in futures whose performance is related to the index, rather than attempt to replicate the index.

DREYFUS STOCK INDEX FUND, INC. (Initial Shares)

   The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and the sub-adviser is Mellon Capital Management. The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)

   The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus
Corporation.  The  following  Investment  Portfolios  are  available  under  the
Contract:

Dreyfus VIF--International Value

   The Dreyfus VIF--International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks. The Portfolio ordinarily invests most of its assets in foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares). Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. Federated
Equity Management Company of Pennsylvania is the adviser to the Federated Kaufmann Fund II, the Federated Market Opportunity Fund II and the Federated Capital Income II. Capital Income II's sub-adviser is the Federated Investment Management Company. The following Investment Portfolios are available under the
Contract:

Federated Capital Income II

   The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity fixed income securities that have higher relative income potential. The Fund's investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objectives by investing in both equity and fixed-income securities that have high relative income potential.

Federated High Income Bond II (Primary Shares)

   The Federated High Income Bond Fund II seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds"). The Fund's investment objective is to seek high current income. The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-yield lower-rated corporate bonds (also known as "junk bonds").

Federated International Equity II

   The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund's investment objective is to obtain a total return on its assets. The Fund pursues its investment objective by investing primarily in equity securities of companies based outside the United States.

Federated Kaufmann II (Service Shares)

   The Federated Kaufmann Fund II seeks to provide capital appreciation. The Fund pursues its investment objective by investing primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Federated Market Opportunity II (Service Shares)

   The Federated Market Opportunity Fund II seeks to provide moderate capital appreciation and high current income. The Fund pursues its investment objective by investing under normal market conditions, in domestic (including ADRs) and foreign securities that the Adviser deems to be undervalued or out-of-favor or securities that the Adviser believes are attractive due to their income-producing potential.

JANUS ASPEN SERIES

   Each Portfolio is a series of Janus Aspen Series, a Delaware statutory trust. Janus Capital Management LLC is the investment adviser to the Portfolios. Janus Aspen Mid Cap Value Portfolio is subadvised by Perkins, Wolf, McDonnell and Company, LLC. The following Investment Portfolios are available under your
Contract:

Janus Aspen Balanced (Institutional Shares)

   The Janus Aspen Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets. The Portfolio will limit its investment in high-yield/high-risk bonds (also called ``junk'' bonds) to 35% or less of its net assets.

Janus Aspen Forty (Institutional Shares)

  The Janus Aspen Forty Portfolio seeks long-term growth of capital. The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established


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companies to smaller  emerging  growth  companies.  Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Global Life Sciences (Institutional Shares)

   The Janus Aspen Global Life Sciences Portfolio seeks long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes have a life science orientation. Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production, or distribution of products or services related to health and personal care, medicine, or pharmaceuticals. The Portfolio implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio normally invests in issuers from several different countries, which may include the United States. The Portfolio may, under unusual circumstances, invest in a single country. As a fundamental policy, the Portfolio normally invests at least 25% of its total assets in the "life sciences" sector, which may include companies in the following industries: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Growth and Income (Institutional Shares)

   The Janus Aspen Series Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

Janus Aspen International Growth (Institutional Shares)

   The Janus Aspen International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Large Cap Growth (Institutional Shares)

   The Janus Aspen Large Cap Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index at the time of purchase. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Mid Cap Growth (Institutional Shares)

   The Janus Aspen Mid Cap Growth Portfolio seeks long-term growth of capital. It pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap(R) Growth Index. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Mid Cap Value (Institutional Shares)

   The Janus Aspen Mid Cap Value Portfolio seeks capital appreciation. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap Value Index. The Portfolio focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. To a lesser degree, the Portfolio also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. The Portfolio's portfolio managers generally look for companies with: a low price relative to their assets, earnings, cash flow, or business franchise; products and services that give them a competitive advantage; quality balance sheets and strong management.

Janus Aspen Small Company Value (Service Shares)

   The Janus Aspen Small Company Value Portfolio seeks capital appreciation. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued by the portfolio manager. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000(R) Value Index. The Portfolio uses fundamental analysis and proprietary valuation models to select a holding of stocks for the Portfolio. The Portfolio's portfolio manager generally looks for companies: that have reasonably solid fundamentals; whose stocks are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow, or franchise values.

Janus Aspen Worldwide Growth (Institutional Shares)

   The Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally


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invests  in issuers  from  several  different  countries,  including  the United
States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC serves as the investment manager of the portfolios. Lazard Asset Management LLC ("Lazard" or "LAM") is a Delaware limited liability company. It is a subsidiary of Lazard Freres & Co. LLC, (LF&Co), a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. The following Investment Portfolios are available under the
Contract:

Lazard Retirement Emerging Markets Equity

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Emerging market countries include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Market (EM) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio's assets among emerging market countries may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

Lazard Retirement International Equity

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stock, of relatively large non-U.S. companies with market capitalizations in the range of companies included the Morgan Stanley Capital International (MSCI(R)) Europe, Australia and Far East (EAFE(R)) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The portfolio may invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio's assets to emerging market countries may vary from time to time. The securities of emerging market countries can be extremely volatile. The Portfolio's performance will be influenced by political, social and economic factors affecting companies in emerging market counties. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Lazard Retirement U.S. Small Cap Equity

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers "small cap companies" to be those companies that at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000(R) Index (up to $2.75 billion as of March 31, 2004). Because small cap companies are defined by reference to an index, the market capitalizations of companies in which the Portfolio may invest may vary with market conditions. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies. These securities generally have, in the Investment Manager's opinion, one or more of the following characteristics: The potential to become a larger factor in the company's business sector. Significant debt but high levels of free cash flow. A relatively short corporate history with the expectation that the business may grow. The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies.

Lazard Retirement U.S. Strategic Equity

   The Portfolio seeks long-term capital appreciation. Under normal circumstances the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes in equity securities of U.S. companies (or other investments with similar economic characteristics) and certain investment strategies and policies. The Portfolio will generally focus on large-sized companies, although the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the portfolio will have opportunistic exposure to mid cap companies. From time to time, the Portfolio may invest in companies with market capitalization as small as $500 millions.

LEGG MASON PARTNERS FUND ADVISOR, LLC
INVESTMENT MANAGER AND SUBADVISORS

Legg Mason Partners Fund Advisor, LLC ("LMPFA"), with offices at 620 Eighth Avenue, New York, New York 10018, is the funds' investment manager. LMPFA provides administrative and certain oversight services to the funds and manages the equity funds' cash and short-term investments. ClearBridge Advisors, LLC ("ClearBridge") provides the day-to-day portfolio management of certain of the funds. ClearBridge has offices at 620 Eighth Avenue, New York, New York 10018 and is an investment adviser that was formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005. Western Asset Management Company ("Western Asset") and Western Asset Management Company Limited ("Western Asset Limited") provide the day-to-day portfolio management of certain of the funds as subadvisors. Western Asset, established in 1971 and having offices at 385 East Colorado Boulevard, Pasadena, California 91101, and Western Asset Limited, with offices at 10 Exchange Place, London, England, act as investment advisers to institutional accounts, such as corporate pension plans, mutual funds and endowment funds.


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Legg Mason Partners Variable Aggressive Growth

   The fund seeks capital appreciation. It invests primarily in common stocks of companies that the manager believes are experiencing, or will experience, growth in earnings and/or cash flow that exceeds the average rate of earnings growth of the companies comprising the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small- to medium-sized companies, a significant portion of the fund's assets may be invested in the securities of such companies.

Legg Mason Partners Variable Capital and Income

   The fund seeks total return (that is, a combination of income and long-term capital appreciation). The fund invests in equity and fixed income securities of both U.S. and foreign issuers. The fund seeks to generate income and appreciation by allocating fund assets to income and non-income producing equity and equity related securities, including common stocks, real estate investment trusts and convertible securities. To generate income and enhance exposure to the equity markets, the fund will purchase investment grade and high yield fixed income securities or unrated securities of equivalent quality along with options on securities indices. Fixed income securities may be of any maturity. By investing in a combination of equity and fixed income securities, the fund seeks to produce a pattern of total return that moves with the S&P 500 Index, while generating high income. The fund may also use options, futures and options on futures to increase exposure to part or all of the market or to hedge against adverse changes in the market value of its securities.

Legg Mason Partners Variable Fundamental Value

   The fund seeks long term capital growth. Current income is a secondary consideration. The fund invests primarily in common stocks and common stock equivalents of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund generally invests in securities of large well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the manager believes smaller companies offer more attractive value opportunities.

Legg Mason Partners Variable Global High Yield Bond

   The fund seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in high yield fixed income securities issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. The fund invests, under normal circumstances, at least 80% of its assets in high yield bonds and related investments. The fund will limit its investments in emerging market governmental issuers to 35% of its assets. The fund invests primarily in fixed income securities rated below investment grade by a recognized rating agency or, if unrated, of equivalent quality as determined by the manager. The fund may also invest up to 20% of its assets in equity and equity related securities and invest up to 100% of its assets in securities of foreign issuers. The fund normally maintains an average portfolio duration of between 3 and 7 years. However, the fund may invest in individual securities of any duration.

Legg Mason Partners Variable Large Cap Growth

   The fund invests, under normal market conditions, at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities or other investments with similar economic characteristics of U.S. companies with large market capitalizations. Large market capitalization companies are currently defined as those whose market capitalizations are similar to companies in the Russell 1000 Index. Up to 20% of the value of the fund's net assets may be invested in companies with smaller market capitalizations.

Legg Mason Partners Variable Strategic Bond

   The fund seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in a globally diverse portfolio of fixed income securities. The fund invests, under normal circumstances, at least 80% of its assets in fixed income securities and related investments. The manager has broad discretion to allocate the fund's assets among the following segments of the international market for fixed income securities: U.S. government obligations, Mortgage and asset-backed securities, Investment and non-investment securities grade U.S. and foreign corporate debt; and Investment and non-investment debt grade sovereign debt, including issuers in emerging markets. The fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of the fund's assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the manager. The fund normally maintains an average portfolio duration of between 3 and 7 years. The fund may hold individual securities of any duration and may at times hold a substantial portion of its assets in short-term instruments.

LORD ABBETT SERIES FUND, INC.

   Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the Contract:

Lord Abbett Series Fund, Inc.--America's Value

   The Portfolio's investment objective is to seek current income and capital appreciation. To pursue this goal, the Portfolio normally invests in equity securities of companies with market capitalizations greater than $500 million at the time of purchase and fixed income securities of various types. This market capitalization threshold may vary in response to changes in the markets. The Portfolio generally uses a value approach to identify particular investments for the Portfolio. The mix of the Portfolio's investments at any time will depend on our judgments regarding the degree to which we believe specific securities are undervalued (that is, with the highest projected total return/yield potential) and is subject to change. Under normal circumstances, the Portfolio invests at least 50% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. The Portfolio invests under normal circumstances at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and fixed income securities issued by companies organized in or maintaining their principal place of business in the United States, or whose securities are traded primarily in the United States. The Portfolio will provide shareholders with at least 60 days'


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notice of any change in this policy.  The  Portfolio may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.

Lord Abbett Series Fund, Inc.--Growth and Income

   The Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value. To pursue this goal, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that we believe are undervalued. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000(R) Index, a widely used benchmark for large-cap stock performance. As of June 30, 2007, following its annual reconstitution the market capitalization range of the Russell 1000(R) Index was $1.5 billion to $472.5 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

   Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT") is a registered investment company offering multiple portfolios. The portfolios are managed by Neuberger Berman Management Inc. and sub-advised by Neuberger Berman, LLC (except for Lehman Brothers High Income Bond Portfolio (formerly, High Income Bond Portfolio) and Lehman Brothers Short Duration Bond Portfolio (formerly Limited Maturity Bond Portfolio), which are each sub-advised by Lehman Brothers Asset Management LLC, an affiliate of Neuberger Berman. The following portfolios are available under the Contract:

Lehman Brothers High Income Bond

   The Fund's investment objective is to seek high total returns consistent with capital preservation. To pursue this goal, the Fund normally invests primarily in a diversified portfolio of intermediate term, U.S. dollar-denominated, high-yield corporate bonds of U.S. issuers (including those sometimes known as "junk bonds") rated at the time of investment "Baa1" or below by Moody's Investors Service, Inc. ("Moody's"), or "BBB+" or below by Standard & Poor's ("S&P"), or unrated bonds deemed by the Portfolio Managers to be of comparable quality.

Lehman Brothers Short Duration Bond

   The fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. To pursue these goals, the Fund invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset backed securities. To enhance yield and add diversification, the Fund may invest up to 10% of its net assets in securities that are below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or Standard & Poor's or, if unrated by either of these, deemed by the investment manager to be of comparable quality. When the Portfolio Managers believe there are attractive opportunities in foreign markets, the Fund may also invest in foreign debt securities to enhance yield and/or total return.

Neuberger Berman AMT Small-Cap Growth (Class S)

   The Fund seeks long-term capital growth. To pursue this goal, under normal market conditions, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes, will be invested in common stocks of small-capitalization companies which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of purchase. The Fund may continue to hold or add to a position in a stock after the issuer has grown beyond the capitalization range of the Russell 2000 Index.

Neuberger Berman AMT Mid-Cap Growth

   The Fund seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap(R) Index at the time of purchase. The Fund may continue to hold or add to a position in a stock after the issuer has grown beyond the capitalization range of the Russell Midcap(R) Index.

Neuberger Berman AMT Partners Portfolio

   The fund seeks growth of capital. The Fund invests mainly in common stocks, of mid- to large- capitalization companies. To pursue this goal, the Fund invests mainly in common stocks of mid- to large capitalization companies. The Fund seeks to reduce risk by diversifying amount many companies and industries. The Portfolio Manager looks for well-managed companies with strong balance sheets whose stock prices are undervalued.

Neuberger Berman AMT Regency

   The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of mid-capitalization companies which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap(R) Index. The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

Neuberger Berman AMT Socially Responsive

   The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy. The Fund seeks to reduce risk by investing across many different industries.

NORTHERN LIGHTS VARIABLE INSURANCE TRUST

   The Northern Lights Variable Insurance Trust is a Delaware Statutory trust offering multiple portfolios. JNF Advisors, Inc. is the investment manager for the JNF series. It retains Chicago Equity Partners as sub-advisers to manage it's funds as described below. The following Investment Funds are available under the Contract:

JNF Chicago Equity Partners Balanced

   The JNF Chicago Equity Partners Balanced Fund seeks to provide long-term growth of capital and income consistent with preservation of capital and a prudent level of risk. Normally the portfolio invests approximately 65-70% of its assets in mid to large cap equity securities, and the remainder in a combination of fixed-income securities, or cash equivalents. The equity investment strategy is designed to deliver a consistent exposure to the domestic equity market


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and  utilizes a  proprietary  multi-factor  model to  identify  securities  with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific security selection while reducing portfolio risks that lead to volatility and are not consistently rewarded. The fixed income strategy is designed to generate excess return through sector allocation, security selection and maturity distribution. The asset allocation strategy focuses on shifting the allocation to provide additional excess return over the benchmark at a prudent risk level.

JNF Chicago Equity Partners Equity

   The JNF Chicago Equity Partners Equity Fund seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The investment strategy is designed to deliver a consistent exposure to the domestic mid capitalization equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific stock selection while reducing portfolio risks that lead to volatility and are not consistently rewarded.

JNF Loomis Sayles Bond

   The Portfolio seeks high total investment return through a combination of current income and capital appreciation by investing at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities.

JNF Money Market

   The Money Market Fund seeks to provide as high a level of current income as is consistent with preservation of capital and daily liquidity by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations.

PIMCO VARIABLE INSURANCE TRUST

   The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following Investment Portfolios are available under the Contract:

PIMCO VIT All Asset

   Seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset All Authority Funds ("Underlying Funds").

 PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio

   Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.

PIMCO VIT Emerging Markets Bond

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets.

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by future contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT Global Bond (Unhedged)

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which my be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT High Yield

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") which may be rated below investment grade but rated at least Caa by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

PIMCO VIT Long-Term U.S. Government (Administrative Class)

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities").

PIMCO VIT Low Duration (Administrative Class)

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIMCO VIT RealEstateRealReturn Strategy

   Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Portfolio may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes.

PIMCO VIT Real Return

   The Portfolio seeks maximum real return, consistent with


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preservation of real capital and prudent  investment  management.  The Portfolio seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO VIT Short Term

   Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. The average portfolio duration will normally not exceed one year, but will vary based on PIMCO'S forecast for interest rates.

PIMCO VIT StockPLUS(R) Total Return

   Seeks total return which exceeds that of the S&P 500. The Portfolio seeks to exceed the total return of the S&P500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Securities. PIMCO VIT Total Return

   The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIONEER VARIABLE CONTRACTS TRUST (Class II Shares)

   Pioneer  Variable  Contracts  Trust is an  open-ended  management  investment
company  consisting  of  distinct  investment  portfolios.   Pioneer  Investment
Management, Inc. (Pioneer) is the investment adviser to each portfolio.

Pioneer Cullen Value VCT

   The Pioneer Cullen Value VCT Portfolio seeks capital appreciation by investing primarily in equity securities of medium- and large capitalization companies. The portfolio invests primarily in equity securities. The portfolio may invest a significant portion of its assets in equity securities of medium- and large-capitalization companies. Consequently, the portfolio will be subject to the risks of investing in companies with market capitalizations of $1.5 billion or more. Secondarily, the portfolio may seek income.

Pioneer Emerging Markets VCT

   The Pioneer Emerging Markets VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in securities of emerging market issuers.

Pioneer Equity Income VCT

   The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

Pioneer Fund VCT

   The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

Pioneer Global High Yield VCT

   The Pioneer Global High Yield VCT Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks of U.S. and non-U.S. issuers, including governmental and corporate issuers in emerging markets.

Pioneer High Yield VCT

   The Pioneer High Yield VCT Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.

Pioneer International Value VCT

   The Pioneer International Value VCT Portfolio seeks long-term growth of capital. Normally, the portfolio invests at least 80% of its total assets in equity securities of non-U.S. issuers.

Pioneer Mid Cap Value VCT

   The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its total assets in equity securities of mid-size companies. Mid-size companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index.

Pioneer Small Cap Value VCT

   The Pioneer Small Cap Value VCT Portfolio seeks capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small companies.

Pioneer Strategic Income VCT

   The Pioneer Strategic Income VCT Portfolio seeks a high level of current income. Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities.

ROYCE CAPITAL FUND

   Royce Capital Fund is a registered management investment company with multiple Portfolios. Royce & Associates, LLC ("Royce") is the investment adviser and is responsible for the management of the Portfolios' assets. The following Investment Portfolios are available under the Contract:

Royce Capital Fund--Micro-Cap

   This Portfolio's primary investment goal is long-term growth of capital. Royce invests the Portfolio's assets primarily in a broadly diversified portfolio of securities issued by micro-cap companies. Royce selects these securities from a universe of more than 5,500 micro-cap companies, generally focusing on factors such as balance sheet quality and cash flow levels. The Portfolio normally invests at least 80% of its net assets in the equity securities of micro-cap companies, defined by Royce as companies with stock market capitalizations less than $500 million. Although the Portfolio normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in the securities of foreign issuers.

Royce Capital Fund--Small-Cap

   This Portfolio's primary investment goal is long-term growth of capital. Royce generally looks for companies that have


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excellent business strengths and/or prospects for growth, high internal rates of return, and low leverage, and that are trading significantly below its estimate of their current worth. Any production of income is incidental to the Fund's investment goal. The Portfolio normally invests at least 80% of its assets in the equity securities of small-cap companies, defined as companies with stock market capitalizations of less than $2.5 billion at the time of investment. Although the Portfolio normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in the securities of foreign issuers.

RYDEX VARIABLE TRUST

   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Investments. As of the date of this prospectus, all of the Investment Portfolios permit active trading (other than the Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, CLS AdvisorOne Clermont Fund, Rydex Absolute Return Strategies Fund, Rydex Multi-Cap Core Equity Fund, Rydex Hedged Equity Fund, Rydex Essential Portfolio Conservative, Rydex Essential Portfolio Aggressive, and Rydex Essential Portfolio Moderate which do not permit active trading) This list may change at any time without notice. For more information, see the prospectus for these Investment Portfolios. The following Investment Portfolios are available under the Contract:

Rydex Absolute Return Strategies

   The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as absolute return strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis.

Rydex Banking

   The Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

Rydex Basic Materials

   The Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

Rydex Biotechnology

   The Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

Rydex Commodities Strategy

   The Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the GSCI(R) Total Return Index. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities.

Rydex Consumer Products

   The Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

Rydex Dow 2x Strategy (f/k/a Dynamic Dow)

   The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average.

Rydex OTC NASDAQ-100(R) 2x Strategy (f/k/a Dynamic OTC)

   The Fund seeks to provide investment results that will match the performance of specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R).

Rydex Russell 2000(R)  2x Strategy (f/k/a Dynamic Russell 2000)

   The Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the Russell 2000(R) Index (the "underlying index"). If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis 200% of the decrease in the value of the underlying index.

Rydex S&P 500 2x Strategy (f/k/a Dynamic S&P 500)

   The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index.

Rydex Strengthening Dollar 2x Strategy (f/k/a Dynamic Strengthening Dollar)

   The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the US Dollar Index(R). The US Dollar Index(R) (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar
(USD). The New York Board of Trade determines the value of the US Dollar Index(R) by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

Rydex Weakening Dollar 2x Strategy (f/k/a Dynamic Weakening Dollar)

   The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the US Dollar Index(R). The US Dollar Index(R) (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index(R) by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

Rydex Electronics

   The Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

Rydex Energy

   The Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.


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Rydex Energy Services

   The Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

Rydex Essential Portfolio Aggressive

   The Fund seeks growth of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

Rydex Essential Portfolio Conservative

   The Fund seeks preservation of capital and secondarily long-term growth of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

Rydex Essential Portfolio Moderate

   The Fund seeks growth of capital and secondarily preservation of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

Rydex Europe 1.25x Strategy (f/k/a Europe Advantage)

   The Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Dow Jones Stoxx 50 Index(SM). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

Rydex Financial Services

   The Fund seeks capital appreciation by investing in companies that are involved in the financial services sector.

Rydex Government Long Bond 1.2x Strategy (f/k/a Government Long Bond Advantage)

   The Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

Rydex Health Care

   The Fund seeks capital appreciation by investing in companies that are involved in the health care industry.

Rydex Hedged Equity

   The Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The Fund pursues a long/short investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative style analysis.

Rydex Internet

   The Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

Rydex Inverse Dow 2x Strategy (f/k/a Inverse Dynamic Dow)

   The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average.

Rydex Inverse Government Long Bond Strategy (f/ka Inverse Government Long Bond)

   The Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

Rydex Inverse Mid-Cap Strategy (f/k/a Inverse Mid-Cap)

   The Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

Rydex Inverse NASDAQ-100(R) Strategy (f/k/a Inverse OTC)

   The Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). Unlike a traditional index fund, the Inverse OTC Fund's benchmark is to perform exactly opposite the underlying index.

Rydex Inverse Russell 2000(R) Strategy (f/k/a Inverse Russell 2000)

   The Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index(R) (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

Rydex Inverse S&P 500 Strategy (f/k/a Inverse S&P 500)

   The Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index. Unlike a traditional index fund, the Inverse S&P 500 Fund's benchmark is to perform exactly opposite the underlying index.

Rydex Japan 1.25x Strategy (f/k/a Japan Advantage)

   The Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

Rydex Large Cap Growth

   The Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities.


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The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index.

Rydex Large Cap Value

   The Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index.

Rydex Leisure

   The Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.

Rydex Mid Cap 1.5x Strategy (f/k/a Mid-Cap Advantage)

   The Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

Rydex Mid-Cap Growth

   The Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index.

Rydex Mid-Cap Value

   The Fund seeks to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index").

Rydex Multi-Cap Core Equity

   The Fund seeks long-term capital appreciation. It invests in a broad mix of equity securities of companies representative of the total US stock market as measured by the Russell 3000(R) Index. The Fund pursues its investment objective by investing in securities with the small, medium, and large market capitalization segments that demonstrate value and potential for growth.

Rydex Nova

   The Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

Rydex NASDAQ-100(R) Strategy (f/k/a OTC)

   The Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

Rydex Precious Metals

   The Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

Rydex Real Estate

   The Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

Rydex Retailing

   The Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.

Rydex Russell 2000(R) 1.5x Strategy (f/k/a Russell 2000 Advantage)

   The Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

Rydex Sector Rotation

   The Fund seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries.

Rydex Small-Cap Growth

   The Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index.

Rydex Small-Cap Value

   The Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index.

Rydex Technology

   The Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

Rydex Telecommunications

   The Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

Rydex Transportation

   The Fund seeks  capital  appreciation  by investing  in companies  engaged in
providing   transportation   services  or  companies   engaged  in  the  design,
manufacture, distribution, or sale of transportation equipment.

Rydex U.S. Government Money Market

   The Fund seeks to provide security of principal, high current income, and liquidity. The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

Rydex Utilities

   The Fund seeks capital appreciation by investing in companies that operate public utilities.

CLS AdvisorOne Amerigo

   The Fund seeks long-term growth of capital without regard to current income. The Fund invests in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation.

CLS AdvisorOne Clermont

   The objective of the Clermont Fund is a combination of current income and growth of capital. The Fund's principal investment strategies include: Investing in Underlying Funds

--------------------------------------------------------------------------------
that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation. Investing at least 20% of its total assets in Underlying Funds that invest in long, medium, or short-term bonds and other fixed income securities of varying qualities in order to maximize the Fund's total return, or in individual securities that may provide current income. Some of the Underlying Funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers or engage in foreign currency transactions with respect to these investments. The Fund may also invest in individual securities of foreign issuers and engage in foreign currency transactions. The Fund may invest up to 80% of its total assets in Underlying Funds that invest in futures contracts and options on futures contracts, or invest directly in futures contracts and options on futures contracts.

SELIGMAN PORTFOLIOS, INC.

   Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following Investment Portfolios are available under the Contract:

Seligman Communications and Information

   The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

Seligman Global Technology

   The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

THIRD AVENUE VARIABLE SERIES TRUST

   The Third Avenue Variable Series Trust is a mutual fund with one portfolio. Third Avenue Management LLC is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following Investment Portfolio is available under the Contract:

Third Avenue Value

   The Third Avenue Value Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their overall resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.

VAN ECK WORLDWIDE INSURANCE TRUST

   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following Investment Portfolios are available under the Contract:

Van Eck Worldwide Absolute Return

   The Van Eck Worldwide Absolute Return Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund's objective is fundamental and may only be changed with the approval of shareholders. Van Eck Worldwide Bond The Van Eck Worldwide Bond Fund seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities.

Van Eck Worldwide Emerging Markets

   The  Van  Eck  Worldwide   Emerging  Markets  Fund  seeks  long-term  capital
appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Hard Assets

   The Van Eck Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Van Eck Worldwide Real Estate

   The Van Eck Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

WELLS FARGO ADVANTAGE FUNDS

   The Wells Fargo Advantage Funds referenced below are managed by Wells Fargo Funds Management, LLC and sub advised by Wells Capital Management Incorporated The following Funds are available under the Contract:

Wells Fargo Advantage VT Opportunity

   The Wells Fargo Advantage VT Opportunity Fund seeks long-term capital appreciation. We invest in equity securities of medium-capitalization companies that we believe are under-priced yet, have attractive growth prospects. We base the analysis on a comparison between the company's public value, based on market quotations, with its "private market value"--the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value.

Wells Fargo Advantage VT Discovery

   The Wells Fargo Advantage VT Discovery Fund seeks long-term capital appreciation. We invest principally in securities of small- and medium-capitalization companies that we believe offer attractive opportunities for growth. We define small- and medium-capitalization companies as those with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell Midcap(R) Index, at the time of purchase. The largest capitalization was $16.5 billion as of June 30, 2006, and is expected to change frequently. We analyze potential investment opportunities by using a disciplined investment process that emphasizes in-depth fundamental analysis across multiple dimensions such as visits with company management, suppliers/distributors, competitors and customers as well as detailed analysis of a company's financial statements. We select securities that exhibit the strongest sustainable growth characteristics such as earnings growth, returns on invested capital and competitive positioning. We may invest in any sector, and at times we may emphasize on or more particular sectors. We also may invest up to 25% of the Fund's assets in foreign securities through ADRs and similar investments

--------------------------------------------------------------------------------
APPENDIX B--EARNINGS PROTECTION BENEFIT RIDER EXAMPLES

   The following examples demonstrate how the Earnings Protection Benefit rider death benefit is calculated. Each example assumes a $100,000 initial Purchase Payment, a $25,000 Purchase Payment on the second Contract Anniversary, and no withdrawals. The examples also assume that the Contract is issued to one Owner who is age 60 on the issue date. Finally, each example assumes that the death of the Owner occurs on the 7th Contract Anniversary.

Market Increase Example

   The Contract Value as of the date We receive due proof of death of the Owner is $150,000. The following benefit would be payable by the rider:


Base Death Benefit Contract Value =.......................................................................   $150,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals =.........................................   $125,000
Contract Gain =...........................................................................................   $ 25,000
All Purchase Payments applied to the Contract except Purchase Payments applied within
12 months prior to the date of death, reduced by all Equivalency Withdrawals during
the life of the Contract =................................................................................   $125,000

Eligible Gain = Lesser of $25,000 or $125,000 =...........................................................   $ 25,000

Base Death Benefit = 50% x Eligible Gain =................................................................   $ 12,500

Optional Death Benefit (paid in addition to the base death benefit) Optional Coverage Percentage =........     40%
Initial Purchase Payment less Equivalency Withdrawals =                                                      $100,000
Sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all
Purchase Payments reduced by Withdrawals is greater than Contract Value =.................................     N/A

Optional Gain = (40% x $100,000) =........................................................................   $ 40,000

Optional Death Benefit = 50% x Optional Gain =............................................................   $ 20,000

Total Death Benefit provided by the rider = $12,500 + $20,000 =...........................................   $ 32,500

--------------------------------------------------------------------------------
Market Decrease Example

   The Contract Value as of the date We receive due proof of death of the Owner is $104,000. The following benefit would be payable by the rider:

Base Death Benefit Contract Value =.......................................................................   $104,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals =.........................................   $125,000
Contract Gain =...........................................................................................      $0
All Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency
Withdrawals during the life of the Contract =.............................................................   $125,000

Eligible Gain = Lesser of $0 or $125,000 =................................................................      $0

Base Death Benefit = 50% x Eligible Gain =................................................................      $0

Optional Death Benefit (paid in addition to the base death benefit)

Optional Coverage Percentage =............................................................................     40%
Initial Purchase Payment less Equivalency Withdrawals =                                                      $100,000
Sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all
Purchase Payments reduced by Withdrawals is greater than Contract
Value = $125,000 - $104,000 =.............................................................................   $ 21,000

Optional Gain = 40% x $100,000 - $21,000 =................................................................   $ 19,000

Optional Death Benefit = 50% x Optional Gain =............................................................   $  9,500

Total Death Benefit provided by the rider = $0 + $9,500 =.................................................   $  9,500

APPENDIX C--GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES

Example 1--Assume you select the Guaranteed Minimum Withdrawal Benefit rider when you purchase your Contract and your initial Purchase Payment is $100,000.

   o Your Benefit Amount is $100,000, which is your initial Purchase Payment.

   o Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

Example 2--If you make an additional Purchase Payment of $50,000, then

   o Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Purchase Payment ($50,000).

   o Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

Example 3--Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract year that follows the Waiting Period, then

   o Your remaining Benefit Payments are $93,000, which is your Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

   o Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

Example 4--Assume the same facts as Example 1. If you withdraw $50,000, and your Contract Value is $150,000 at the time of the withdrawal, then

   o Since the withdrawal ($50,000) exceeds your Benefit Payment ($7,000), We recalculate your Benefit Payment as follows:

   o The adjusted Benefit Payment is equal to the Benefit Payment ($7,000) prior to the withdrawal multiplied by the quantity of one (1) minus the ratio of the withdrawal ($50,000) divided by the Contract Value ($150,000) prior to the withdrawal.

   o The adjusted Benefit Payment equals $4,667 [$7,000 times (1 minus $50,000/$150,000)]

Example 5--If you elect to "step-up" the Benefit Amount after the fifth year, assuming you have made no withdrawals, and your Contract Value at the time of step-up is $200,000, then

   o We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

   o Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

APPENDIX D - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account I's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account I's financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31.


                                            2007           2006         2005         2004         2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
Basic Value Fund (inception date May 1, 2003)
---------------------------------------------
Beginning AUV                 (a)         $16.342        $14.673      $14.113       $12.913     $10.000        N/A          N/A
                              (b)         $12.693        $11.539      $11.238       $10.412      $9.931        N/A          N/A

Ending AUV                    (a)         $16.333        $16.342      $14.673       $14.113     $12.913        N/A          N/A
                              (b)         $12.528        $12.693      $11.539       $11.238     $10.412        N/A          N/A

Ending number of AUs                       10,862         12,023       18,941        12,640       2,039        N/A          N/A

Core Equity Fund (inception date May 1, 2006)
---------------------------------------------
Beginning AUV                 (a)         $10.861        $10.043          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.769        $10.043          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $11.578        $10.861          N/A           N/A         N/A        N/A          N/A
                              (b)         $11.337        $10.769          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                       12,866          6,000          N/A           N/A         N/A        N/A          N/A

Financial Services Fund (inception date July 2, 2001)
-----------------------------------------------------
Beginning AUV                 (a)         $13.354        $11.629      $11.135       $10.391      $8.132     $9.691      $10.430
                              (b)         $12.861        $11.341      $10.995       $10.390      $9.923        N/A          N/A

Ending AUV                    (a)         $10.242        $13.354      $11.629       $11.135     $10.391     $8.132       $9.691
                              (b)          $9.741        $12.861      $11.341       $10.995     $10.390        N/A          N/A

Ending number of AUs                        4,023          4,246        6,496         4,852       4,207     14,204       13,609

Global Health Care Fund (inception date July 2, 2001)
-----------------------------------------------------
Beginning AUV                 (a)         $11.269        $10.859      $10.182        $9.599      $7.618    $10.226      $10.365
                              (b)         $11.616        $11.334      $10.761       $10.273      $9.935        N/A          N/A

Ending AUV                    (a)         $12.429        $11.269      $10.859       $10.182      $9.599     $7.618      $10.226
                              (b)         $12.652        $11.616      $11.334       $10.761     $10.273        N/A          N/A

Ending number of AUs                       61,447         11,929       19,610        14,816      10,660     21,678       11,170

Global Real Estate Fund (inception date July 2, 2001)
-----------------------------------------------------
Beginning AUV                 (a)         $30.971        $22.024      $19.551       $14.517     $10.604    $10.110      $10.259
                              (b)         $21.079        $15.177      $13.642       $10.257     $10.000        N/A          N/A

Ending AUV                    (a)         $28.847        $30.971      $22.024       $19.551     $14.517    $10.604      $10.110
                              (b)         $19.388        $21.079      $15.177       $13.642     $10.257        N/A          N/A

Ending number of AUs                       26,525         46,100       34,667        35,950      11,492      7,662       54,233

High Yield Fund (inception date May 1 2004)
-------------------------------------------
Beginning AUV                 (a)         $11.911        $10.907      $10.768        $9.966         N/A        N/A          N/A
                              (b)         $11.520        $10.682      $10.678        $9.964         N/A        N/A          N/A

Ending AUV                    (a)         $11.890        $11.911      $10.907       $10.768         N/A        N/A          N/A
                              (b)         $11.357        $11.520      $10.682       $10.678         N/A        N/A          N/A

Ending number of AUs                       21,678         45,135       16,366        91,513         N/A        N/A          N/A


                                            2007           2006         2005         2004         2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS: (continued)

Mid Cap Core Equity Fund (inception date May 1, 2003)
-----------------------------------------------------
Beginning AUV                 (a)         $16.082        $14.694      $13.891       $12.404      $9.958        N/A          N/A
                              (b)         $12.763        $11.808      $11.302       $10.220      $9.932        N/A          N/A

Ending AUV                    (a)         $17.329        $16.082      $14.694       $13.891     $12.404        N/A          N/A
                              (b)         $13.581        $12.763      $11.808       $11.302     $10.220        N/A          N/A

Ending number of AUs                       13,055         10,805       25,929        25,204       6,526        N/A          N/A

Technology Fund (inception date July 2, 2001)

Beginning AUV                 (a)          $6.155         $5.649       $5.607        $5.434      $3.793     $7.236       $9.094
                              (b)         $10.906        $10.136      $10.186        $9.997      $9.797        N/A          N/A

Ending AUV                    (a)          $6.536         $6.155       $5.649        $5.607      $5.434     $3.793       $7.236
                              (b)         $11.438        $10.906      $10.136       $10.186      $9.997        N/A          N/A

Ending number of AUs                       11,469         10,483       27,638        97,453     108,937     34,725       10,044

================================================================================================================================
THE ALGER AMERICAN FUND:

Growth Portfolio (inception date July 2, 2001)
----------------------------------------------
Beginning AUV                 (a)         $14.073        $13.572      $12.284       $11.809      $8.860    $13.409      $14.638
                              (b)         $11.848        $11.570      $10.603       $10.322      $9.888        N/A          N/A

Ending AUV                    (a)         $16.643        $14.073      $13.572       $12.284     $11.809     $8.860      $13.409
                              (b)         $13.838        $11.848      $11.570       $10.603     $10.322        N/A          N/A

Ending number of AUs                      106,516         39,790       96,218        77,914      36,575     23,349        2,069

Capital Appreciation Portfolio (inception date July 2, 2001)
------------------------------------------------------------
Beginning AUV                 (a)         $19.666        $16.721      $14.816       $13.888     $10.454    $16.041      $17.259
                              (b)         $13.956        $12.015      $10.779       $10.232      $9.875        N/A          N/A

Ending AUV                    (a)         $25.894        $19.666      $16.721       $14.816     $13.888    $10.454      $16.041
                              (b)         $18.146        $13.956      $12.015       $10.779     $10.232        N/A          N/A

Ending number of AUs                       30,386         24,097       34,335        39,707      37,122     19,063        1,570

Midcap Growth Portfolio (inception date July 2, 2001)
-----------------------------------------------------
Beginning AUV                 (a)         $21.225        $19.542      $18.044       $16.187     $11.107    $15.987      $16.518
                              (b)         $12.779        $11.913      $11.138       $10.118      $9.867        N/A          N/A

Ending AUV                    (a)         $27.533        $21.225      $19.542       $18.044     $16.187    $11.107      $15.987
                              (b)         $16.370        $12.779      $11.913       $11.138     $10.118        N/A          N/A

Ending number of AUs                       92,083         37,298       56,420        46,251      23,240     18,863        1,317

SmallCap Growth Portfolio (inception date July 2, 2001)
-------------------------------------------------------
Beginning AUV                 (a)         $12.650        $10.689       $9.273        $8.068      $5.747     $7.901       $8.768
                              (b)         $15.285        $13.077      $11.488       $10.120      $9.894        N/A          N/A

Ending AUV                    (a)         $14.624        $12.650      $10.689        $9.273      $8.068     $5.747       $7.901
                              (b)         $17.450        $15.285      $13.077       $11.488     $10.120        N/A          N/A

Ending number of AUs                       23,086         29,743       79,318        59,485      40,285      4,157          298


                                            2007           2006         2005         2004         2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------------
=================================================================================================================================
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:

Growth and Income Portfolio (inception date May 1, 2006)
--------------------------------------------------------
Beginning AUV                 (a)         $11.050         $9.957          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.958         $9.956          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $11.454        $11.050          N/A           N/A         N/A        N/A          N/A
                              (b)         $11.216        $10.958          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                       23,447          4,427          N/A           N/A         N/A        N/A          N/A

=================================================================================================================================
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:

VP Balanced Fund (inception date May 1, 2005)
---------------------------------------------
Beginning AUV                 (a)         $11.457        $10.599      $10.042           N/A         N/A        N/A          N/A
                              (b)         $11.221        $10.510      $10.041           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $11.855        $11.457      $10.599           N/A         N/A        N/A          N/A
                              (b)         $11.465        $11.221      $10.510           N/A         N/A        N/A          N/A

Ending number of AUs                        9,200          1,857          879           N/A         N/A        N/A          N/A

VP Income & Growth Fund (inception date July 2, 2001)
-----------------------------------------------------
Beginning AUV                 (a)         $15.049        $13.034      $12.632       $11.337      $8.887    $11.178      $11.901
                              (b)         $13.308        $11.670      $11.452       $10.408      $9.920        N/A          N/A

Ending AUV                    (a)         $14.829        $15.049      $13.034       $12.632     $11.337     $8.887      $11.178
                              (b)         $12.949        $13.308      $11.670       $11.452     $10.408        N/A          N/A

Ending number of AUs                       34,224         34,555       53,124        70,367      13,818     25,100          621

VP Inflation Protection Fund (inception date May 1, 2004)
---------------------------------------------------------
Beginning AUV                 (a)         $10.587        $10.569      $10.553       $10.044         N/A        N/A          N/A
                              (b)         $10.239        $10.351      $10.465       $10.042         N/A        N/A          N/A

Ending AUV                    (a)         $11.431        $10.587      $10.569       $10.553         N/A        N/A          N/A
                              (b)         $10.918        $10.239      $10.351       $10.465         N/A        N/A          N/A

Ending number of AUs                        7,811          5,205        5,237         5,949         N/A        N/A          N/A

VP International Fund (inception date July 2, 2001)
---------------------------------------------------
Beginning AUV                 (a)         $15.487        $12.561      $11.247        $9.925      $8.083    $10.295      $11.688
                              (b)         $15.483        $12.715      $11.528       $10.301      $9.951        N/A          N/A

Ending AUV                    (a)         $18.027        $15.487      $12.561       $11.247      $9.925     $8.083      $10.295
                              (b)         $17.798        $15.483      $12.715       $11.528     $10.301        N/A          N/A

Ending number of AUs                      120,808         78,282       34,947        41,034      21,589     16,502           17

VP Large Company Value Fund (inception date May 1, 2007)
--------------------------------------------------------
Beginning AUV                 (a)         $10.037            N/A          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.036            N/A          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)          $9.368            N/A          N/A           N/A         N/A        N/A          N/A
                              (b)          $9.290            N/A          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                            0            N/A          N/A           N/A         N/A        N/A          N/A


                                            2007           2006         2005         2004         2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (continued):

VP Ultra Fund (inception date May 1, 2007)
------------------------------------------
Beginning AUV                 (a)         $10.019            N/A          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.018            N/A          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $11.529            N/A          N/A           N/A         N/A        N/A          N/A
                              (b)         $11.433            N/A          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                            0            N/A          N/A           N/A         N/A        N/A          N/A

VP Value Fund (inception date July 2, 2001)
-------------------------------------------
Beginning AUV                 (a)         $19.384        $16.566      $15.994       $14.186     $11.156    $12.947      $12.477
                              (b)         $13.754        $11.902      $11.635       $10.450      $9.973        N/A          N/A

Ending AUV                    (a)         $18.130        $19.384      $16.566       $15.994     $14.186    $11.156      $12.947
                              (b)         $12.704        $13.754      $11.902       $11.635     $10.450        N/A          N/A

Ending number of AUs                       45,933         49,188       34,716        42,068      35,385     37,484       12,343

VP Vista Fund (inception date May 1, 2007)
------------------------------------------
Beginning AUV                 (a)          $9.971            N/A          N/A           N/A         N/A        N/A          N/A
                              (b)          $9.971            N/A          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $12.362            N/A          N/A           N/A         N/A        N/A          N/A
                              (b)         $12.259            N/A          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                       20,859            N/A          N/A           N/A         N/A        N/A          N/A

=================================================================================================================================
DIREXION INSURANCE TRUST

Dynamic VP HY Bond Fund (inception date May 1, 2005)
----------------------------------------------------
Beginning AUV                 (a)         $10.925        $10.431      $10.056           N/A         N/A        N/A          N/A
                              (b)         $10.700        $10.344      $10.055           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $10.582        $10.925      $10.431           N/A         N/A        N/A          N/A
                              (b)         $10.234        $10.700      $10.344           N/A         N/A        N/A          N/A

Ending number of AUs                          322         72,725        4,682           N/A         N/A        N/A          N/A

=================================================================================================================================
DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio (inception date May 1, 2005)
------------------------------------------------------------
Beginning AUV                 (a)         $12.966        $11.492      $10.131           N/A         N/A        N/A          N/A
                              (b)         $12.699        $11.396      $10.130           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $12.701        $12.966      $11.492           N/A         N/A        N/A          N/A
                              (b)         $12.284        $12.699      $11.396           N/A         N/A        N/A          N/A

Ending number of AUs                        3,794          3,557        2,308           N/A         N/A        N/A          N/A

=================================================================================================================================
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (inception date July 2, 2001)
Beginning AUV                 (a)         $10.568         $9.813       $9.604        $9.170      $7.380    $10.534      $11.878
                              (b)         $11.337        $10.660      $10.563       $10.213      $9.888        N/A          N/A

Ending AUV                    (a)         $11.231        $10.568       $9.813        $9.604      $9.170     $7.380      $10.534
                              (b)         $11.898        $11.337      $10.660       $10.563     $10.213        N/A          N/A

Ending number of AUs                       13,874         25,963       25,159        37,457       9,517      1,274          771


                                            2007           2006         2005         2004         2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS (continued):
=================================================================================================================================
DREYFUS STOCK INDEX FUND: (inception date July 2, 2001)
-------------------------------------------------------

Beginning AUV                 (a)         $13.881        $12.187      $11.805       $10.820      $8.548    $11.166      $12.046
                              (b)         $12.831        $11.407      $11.187       $10.383      $9.923        N/A          N/A

Ending AUV                    (a)         $14.406        $13.881      $12.187       $11.805     $10.820     $8.548      $11.166
                              (b)         $13.150        $12.831      $11.407       $11.187     $10.383        N/A          N/A

Ending number of AUs                       74,112        114,057      133,944       156,579     114,285    115,185       15,277

=================================================================================================================================
DREYFUS VARIABLE INVESTMENT FUND:

International Value Portfolio (inception date July 2, 2001)
-----------------------------------------------------------
Beginning AUV                 (a)         $17.742        $14.676      $13.300       $11.238      $8.358     $9.657      $10.482
                              (b)         $15.927        $13.339      $12.241       $10.473     $10.007        N/A          N/A

Ending AUV                    (a)         $18.221        $17.742      $14.676       $13.300     $11.238     $8.358       $9.657
                              (b)         $16.153        $15.927      $13.339       $12.241     $10.473        N/A          N/A

Ending number of AUs                       42,713         62,189       53,934        52,715      26,278      6,117          362

=================================================================================================================================
FEDERATED INSURANCE SERIES:

Capital Income Fund II (inception date July 2, 2001)
----------------------------------------------------
Beginning AUV                 (a)         $10.085         $8.843       $8.437        $7.784      $6.542     $8.723       $9.725
                              (b)         $12.882        $11.438      $11.050       $10.323     $10.012        N/A          N/A

Ending AUV                    (a)         $10.345        $10.085       $8.843        $8.437      $7.784     $6.542       $8.723
                              (b)         $13.050        $12.882      $11.438       $11.050     $10.323        N/A          N/A

Ending number of AUs                       13,315          9,727       12,297        23,521      13,333    109,293          274

High Income Bond Fund II (inception date July 2, 2001)
------------------------------------------------------
Beginning AUV                 (a)         $13.009        $11.905      $11.760       $10.797      $8.959     $8.963       $9.026
                              (b)         $11.730        $10.869      $10.871       $10.107     $10.012        N/A          N/A

Ending AUV                    (a)         $13.267        $13.009      $11.905       $11.760     $10.797     $8.959       $8.963
                              (b)         $11.813        $11.730      $10.869       $10.871     $10.107        N/A          N/A

Ending number of AUs                       29,567        124,669       64,569       139,997     139,518    172,560        9,333

International Equity Fund II  (inception date July 2, 2001)
----------------------------  -----------------------------
Beginning AUV                 (a)         $15.583        $13.292      $12.357       $10.986      $8.449    $11.094      $13.194
                              (b)         $14.149        $12.220      $11.503       $10.356     $10.000        N/A          N/A

Ending AUV                    (a)         $16.832        $15.583      $13.292       $12.357     $10.986     $8.449      $11.094
                              (b)         $15.092        $14.149      $12.220       $11.503     $10.356        N/A          N/A

Ending number of AUs                       18,344         20,913       22,747        36,309      15,012     11,899            0

Kaufmann Fund II (inception date November 1, 2006)
--------------------------------------------------
Beginning AUV                 (a)         $10.518         $9.935          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.497         $9.935          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $12.511        $10.518          N/A           N/A         N/A        N/A          N/A
                              (b)         $12.329        $10.497          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                            0              0          N/A           N/A         N/A        N/A          N/A


                                            2007           2006         2005         2004         2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES (continued):

Market Opportunity Fund II (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                 (a)         $10.141        $10.009          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.121        $10.009          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)          $9.851        $10.141          N/A           N/A         N/A        N/A          N/A
                              (b)          $9.708        $10.121          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                          875              0          N/A           N/A         N/A        N/A          N/A

=================================================================================================================================
JANUS ASPEN SERIES:
Balanced Portfolio (inception date May 1, 2007)
-----------------------------------------------
Beginning AUV                 (a)          $9.993            N/A          N/A           N/A         N/A        N/A          N/A
                              (b)          $9.992            N/A          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $10.391            N/A          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.305            N/A          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                        1,810            N/A          N/A           N/A         N/A        N/A          N/A

Forty Portfolio (inception date May 1, 2007)
--------------------------------------------
Beginning AUV                 (a)         $10.000            N/A          N/A           N/A         N/A        N/A          N/A
                              (b)          $9.999            N/A          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $12.676            N/A          N/A           N/A         N/A        N/A          N/A
                              (b)         $12.570            N/A          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                        7,271            N/A          N/A           N/A         N/A        N/A          N/A

Global Life Sciences Portfolio (inception date may 1, 2007)
-----------------------------------------------------------
Beginning AUV                 (a)         $10.009            N/A          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.009            N/A          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $10.869            N/A          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.778            N/A          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                        2,612            N/A          N/A           N/A         N/A        N/A          N/A

Growth and Income Portfolio (inception date March 21, 2003)
-----------------------------------------------------------
Beginning AUV                 (a)         $15.982        $14.998      $13.539       $12.266     $10.227        N/A          N/A
                              (b)         $12.987        $12.340      $11.280       $10.348      $9.912        N/A          N/A

Ending AUV                    (a)         $17.139        $15.982      $14.998       $13.539     $12.266        N/A          N/A
                              (b)         $13.753        $12.987      $12.340       $11.280     $10.348        N/A          N/A

Ending number of AUs                       14,464         25,533       39,781        20,515       8,677        N/A          N/A

International Portfolio (inception date March 21, 2003)
-------------------------------------------------------
Beginning AUV                 (a)         $32.031        $22.093      $16.934       $14.438     $10.136        N/A          N/A
                              (b)         $22.140        $15.462      $12.000       $10.360      $9.923        N/A          N/A

Ending AUV                    (a)         $40.527        $32.031      $22.093       $16.934     $14.438        N/A          N/A
                              (b)         $27.663        $22.140      $15.462       $12.000     $10.360        N/A          N/A

Ending number of AUs                       40,391         33,159       13,465         4,936          98        N/A          N/A


                                            2007           2006         2005         2004         2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES (continued):
Large Cap Growth Portfolio (inception date May 1, 2003)
-------------------------------------------------------
Beginning AUV                 (a)         $17.160        $15.623      $15.192       $14.741     $12.200        N/A          N/A
                              (b)         $11.469        $10.573      $10.410       $10.228      $9.872        N/A          N/A

Ending AUV                    (a)         $19.473        $17.160      $15.623       $15.192     $14.741        N/A          N/A
                              (b)         $12.853        $11.469      $10.573       $10.410     $10.228        N/A          N/A

Ending number of AUs                       30,171         22,980       37,119        26,140      35,819        N/A          N/A

Mid Cap Growth Portfolio (inception date July 2, 2001)
------------------------------------------------------
Beginning AUV                 (a)         $16.052        $14.328      $12.937       $10.865      $8.156    $11.477      $13.937
                              (b)         $14.466        $13.074      $11.953       $10.166      $9.900        N/A          N/A

Ending AUV                    (a)         $19.316        $16.052      $14.328       $12.937     $10.865     $8.156      $11.477
                              (b)         $17.191        $14.466      $13.074       $11.953     $10.166        N/A          N/A

Ending number of AUs                       25,201         20,781       52,601        42,491      29,147     26,197        1,138

JANUS ASPEN SERIES: (continued)
Mid Cap Value Portfolio (inception date May 1, 2007)
----------------------------------------------------
Beginning AUV                 (a)         $10.005            N/A          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.005            N/A          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)          $9.905            N/A          N/A           N/A         N/A        N/A          N/A
                              (b)          $9.822            N/A          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                          489            N/A          N/A           N/A         N/A        N/A          N/A

Small Company Value Portfolio (inception date May 1, 2007)
----------------------------------------------------------
Beginning AUV                 (a)         $10.019            N/A          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.019            N/A          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)          $8.903            N/A          N/A           N/A         N/A        N/A          N/A
                              (b)          $8.828            N/A          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                          102            N/A          N/A           N/A         N/A        N/A          N/A

Worldwide Growth Portfolio (inception date May 1, 2003)
-------------------------------------------------------
Beginning AUV                 (a)         $13.796        $11.835      $11.337       $10.998      $8.858        N/A          N/A
                              (b)         $12.555        $10.906      $10.577       $10.367      $9.911        N/A          N/A

Ending AUV                    (a)         $14.913        $13.796      $11.835       $11.337     $10.998        N/A          N/A
                              (b)         $13.402        $12.555      $10.906       $10.577     $10.367        N/A          N/A

Ending number of AUs                       16,509         13,951       16,058        22,999      40,130        N/A          N/A

=================================================================================================================================
LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio (inception date May 1, 2004)
--------------------------------------------------------------
Beginning AUV                 (a)         $22.510        $17.566      $12.653        $9.816         N/A        N/A          N/A
                              (b)         $21.772        $17.203      $12.547        $9.815         N/A        N/A          N/A

Ending AUV                    (a)         $29.587        $22.510      $17.566       $12.653         N/A        N/A          N/A
                              (b)         $28.261        $21.772      $17.203       $12.547         N/A        N/A          N/A

Ending number of AUs                       63,671         29,133       70,530         3,301         N/A        N/A          N/A


                                            2007           2006         2005         2004         2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC. (continued):
International Equity Portfolio (inception date May 1, 2004)
-----------------------------------------------------------
Beginning AUV                 (a)         $14.888        $12.321      $11.292        $9.932         N/A        N/A          N/A
                              (b)         $14.400        $12.067      $11.198        $9.930         N/A        N/A          N/A

Ending AUV                    (a)         $16.263        $14.888      $12.321       $11.292         N/A        N/A          N/A
                              (b)         $15.533        $14.400      $12.067       $11.198         N/A        N/A          N/A

Ending number of AUs                        8,318         11,771        3,694         1,792         N/A        N/A          N/A

U.S. Small Cap Equity Portfolio (inception date July 2, 2001)
-------------------------------------------------------------
Beginning AUV                 (a)         $19.687        $17.200      $16.772       $14.805     $10.941    $13.478      $12.638
                              (b)         $13.086        $11.577      $11.430       $10.217      $9.937        N/A          N/A

Ending AUV                    (a)         $18.014        $19.687      $17.200       $16.772     $14.805    $10.941      $13.478
                              (b)         $11.825        $13.086      $11.577       $11.430     $10.217        N/A          N/A

Ending number of AUs                       17,068         27,624       42,512        59,010      62,123     60,966       53,279

US Strategic Equity Portfolio (inception date July 2, 2001)
-----------------------------------------------------------
Beginning AUV                 (a)         $13.804        $11.915      $11.687       $10.602      $8.670    $10.498      $11.548
                              (b)         $12.973        $11.338      $11.261       $10.344      $9.924        N/A          N/A

Ending AUV                    (a)         $13.481        $13.804      $11.915       $11.687     $10.602     $8.670      $10.498
                              (b)         $12.511        $12.973      $11.338       $11.261     $10.344        N/A          N/A

Ending number of AUs                       21,507         24,070       10,421         1,531       3,366     11,488        1,624

=================================================================================================================================
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
Aggressive Growth Portfolio (inception date April 30, 2007)
-----------------------------------------------------------
Beginning AUV                 (a)          $9.898            N/A          N/A           N/A         N/A        N/A          N/A
                              (b)          $9.897            N/A          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)          $9.557            N/A          N/A           N/A         N/A        N/A          N/A
                              (b)          $9.476            N/A          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                        1,150            N/A          N/A           N/A         N/A        N/A          N/A

Capital and Income Portfolio (inception date April 30, 2007)
------------------------------------------------------------
Beginning AUV                 (a)          $9.951            N/A          N/A           N/A         N/A        N/A          N/A
                              (b)          $9.950            N/A          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $10.012            N/A          N/A           N/A         N/A        N/A          N/A
                              (b)          $9.927            N/A          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                        5,606            N/A          N/A           N/A         N/A        N/A          N/A

Fundamental Value Portfolio (inception date April 30, 2007)
-----------------------------------------------------------
Beginning AUV                 (a)          $9.903            N/A          N/A           N/A         N/A        N/A          N/A
                              (b)          $9.902            N/A          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)          $9.497            N/A          N/A           N/A         N/A        N/A          N/A
                              (b)          $9.416            N/A          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                       29,492            N/A          N/A           N/A         N/A        N/A          N/A


                                            2007           2006         2005         2004         2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST (continued):
Large Cap Growth Portfolio (inception date April 30, 2007)
----------------------------------------------------------

Beginning AUV                 (a)          $9.896            N/A          N/A           N/A         N/A        N/A          N/A
                              (b)          $9.895            N/A          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)          $9.921            N/A          N/A           N/A         N/A        N/A          N/A
                              (b)          $9.837            N/A          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                        4,653            N/A          N/A           N/A         N/A        N/A          N/A

=================================================================================================================================
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Global High Yield Bond Portfolio (inception date May 1, 2005)
-------------------------------------------------------------
Beginning AUV                 (a)         $11.512        $10.551      $10.009           N/A         N/A        N/A          N/A
                              (b)         $11.275        $10.463      $10.008           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $11.344        $11.512      $10.551           N/A         N/A        N/A          N/A
                              (b)         $10.971        $11.275      $10.463           N/A         N/A        N/A          N/A

Ending number of AUs                          195              0            0           N/A         N/A        N/A          N/A

Strategic Bond Portfolio (inception date May 1, 2004)
-----------------------------------------------------
Beginning AUV                 (a)         $11.107        $10.724      $10.613        $9.998         N/A        N/A          N/A
                              (b)         $10.743        $10.503      $10.524        $9.997         N/A        N/A          N/A

Ending AUV                    (a)         $11.170        $11.107      $10.724       $10.613         N/A        N/A          N/A
                              (b)         $10.669        $10.743      $10.503       $10.524         N/A        N/A          N/A

Ending number of AUs                       14,341         10,505        4,841         9,967         N/A        N/A          N/A

=================================================================================================================================
LORD ABBETT SERIES FUND, INC.:
America's Value Portfolio (inception date May 1, 2003)
------------------------------------------------------
Beginning AUV                 (a)         $16.219        $14.358      $14.029       $12.215     $10.000        N/A          N/A
                              (b)         $13.294        $11.915      $11.788       $10.394      $9.974        N/A          N/A

Ending AUV                    (a)         $16.498        $16.219      $14.358       $14.029     $12.215        N/A          N/A
                              (b)         $13.354        $13.294      $11.915       $11.788     $10.394        N/A          N/A

Ending number of AUs                       36,013         40,857       40,580        38,348       6,237        N/A          N/A

Growth and Income Portfolio (inception date July 2, 2001)
---------------------------------------------------------
Beginning AUV                 (a)         $17.852        $15.437      $15.162       $13.649     $10.565    $13.071      $13.617
                              (b)         $13.166        $11.528      $11.464       $10.451      $9.949        N/A          N/A

Ending AUV                    (a)         $18.208        $17.852      $15.437       $15.162     $13.649    $10.565      $13.071
                              (b)         $13.261        $13.166      $11.528       $11.464     $10.451        N/A          N/A

Ending number of AUs                       63,353         75,327       96,974       100,986      59,789     58,045        2,516

=================================================================================================================================
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Lehman Brothers High Income Bond Portfolio (inception date May 1, 2005)
-----------------------------------------------------------------------
Beginning AUV                 (a)         $10.939        $10.322       $9.999           N/A         N/A        N/A          N/A
                              (b)         $10.713        $10.236       $9.998           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $10.900        $10.939      $10.322           N/A         N/A        N/A          N/A
                              (b)         $10.542        $10.713      $10.236           N/A         N/A        N/A          N/A

Ending number of AUs                        1,792          1,129          389           N/A         N/A        N/A          N/A


                                            2007           2006         2005         2004         2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued):
Lehman Brothers Short Term Duration Bond Portfolio (inception date July 2, 2001)
--------------------------------------------------------------------------------

Beginning AUV                 (a)         $12.390        $12.058      $12.053       $12.129     $12.009    $11.561      $11.219
                              (b)          $9.858         $9.713       $9.832       $10.018     $10.015        N/A          N/A

Ending AUV                    (a)         $12.800        $12.390      $12.058       $12.053     $12.129    $12.009      $11.561
                              (b)         $10.056         $9.858       $9.713        $9.832     $10.018        N/A          N/A

Ending number of AUs                       51,234         37,692       47,601        43,985      28,162     48,996       48,165

Small Cap Growth Portfolio (inception date May 1, 2003)
-------------------------------------------------------
Beginning AUV                 (a)         $14.571        $14.038      $13.835       $12.541     $10.040        N/A          N/A
                              (b)         $11.390        $11.112      $11.088       $10.177      $9.917        N/A          N/A

Ending AUV                    (a)         $14.441        $14.571      $14.038       $13.835     $12.541        N/A          N/A
                              (b)         $11.148        $11.390      $11.112       $11.088     $10.177        N/A          N/A

Ending number of AUs                        2,602          2,868        3,241         7,637       1,487        N/A          N/A

Mid Cap Growth Portfolio (inception date July 2, 2001)
------------------------------------------------------
Beginning AUV                 (a)         $11.023         $9.746       $8.689        $7.577      $5.999     $8.610       $9.889
                              (b)         $14.172        $12.687      $11.453       $10.112      $9.854        N/A          N/A

Ending AUV                    (a)         $13.318        $11.023       $9.746        $8.689      $7.577     $5.999       $8.610
                              (b)         $16.908        $14.172      $12.687       $11.453     $10.112        N/A          N/A

Ending number of AUs                       17,523         13,049       31,063        45,930      24,505      7,051        9,554

Partners Portfolio (inception date July 2, 2001)
------------------------------------------------
Beginning AUV                 (a)         $15.259        $13.786      $11.843       $10.095      $7.578    $10.131      $10.499
                              (b)         $15.000        $13.722      $11.935       $10.302      $9.926        N/A          N/A

Ending AUV                    (a)         $16.450        $15.259      $13.786       $11.843     $10.095     $7.578      $10.131
                              (b)         $15.969        $15.000      $13.722       $11.935     $10.302        N/A          N/A

Ending number of AUs                       67,394         24,120       28,480        27,589      10,053      1,546            0

Regency Portfolio (inception date May 1, 2003)
----------------------------------------------
Beginning AUV                 (a)         $19.039        $17.368      $15.725       $13.033     $10.010        N/A          N/A
                              (b)         $14.414        $13.313      $12.205       $10.243      $9.957        N/A          N/A

Ending AUV                    (a)         $19.393        $19.039      $17.368       $15.725     $13.033        N/A          N/A
                              (b)         $14.498        $14.414      $13.313       $12.205     $10.243        N/A          N/A

Ending number of AUs                        6,897          8,297        7,282        18,790         389        N/A          N/A

Socially Responsive Portfolio (inception date May 1, 2004)
----------------------------------------------------------
Beginning AUV                 (a)         $13.345        $11.902      $11.295       $10.015         N/A        N/A          N/A
                              (b)         $12.908        $11.656      $11.200       $10.013         N/A        N/A          N/A

Ending AUV                    (a)         $14.160        $13.345      $11.902       $11.295         N/A        N/A          N/A
                              (b)         $13.525        $12.908      $11.656       $11.200         N/A        N/A          N/A

Ending number of AUs                       13,379          2,717        4,814             0         N/A        N/A          N/A


                                            2007           2006         2005         2004         2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------------
=================================================================================================================================
NORTHERN LIGHTS VARIABLE TRUST:
JNF Balanced Portfolio (inception date May 1, 2007)
---------------------------------------------------
Beginning AUV                 (a)         $10.028            N/A          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.028            N/A          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)          $9.787            N/A          N/A           N/A         N/A        N/A          N/A
                              (b)          $9.705            N/A          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                       72,737            N/A          N/A           N/A         N/A        N/A          N/A

NORTHERN LIGHTS VARIABLE TRUST: (continued)
JNF Equity Portfolio (inception date May 1, 2007)
-------------------------------------------------
Beginning AUV                 (a)         $10.012            N/A          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.012            N/A          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)          $8.963            N/A          N/A           N/A         N/A        N/A          N/A
                              (b)          $8.888            N/A          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                      235,949            N/A          N/A           N/A         N/A        N/A          N/A

=================================================================================================================================
PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
------------------------------------------------
Beginning AUV                 (a)         $10.383         $9.973          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.296         $9.972          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $11.090        $10.383          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.860        $10.296          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                            0          1,995          N/A           N/A         N/A        N/A          N/A

CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
-------------------------------------------------------------------
Beginning AUV                 (a)          $9.516        $10.104          N/A           N/A         N/A        N/A          N/A
                              (b)          $9.436        $10.103          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $11.563         $9.516          N/A           N/A         N/A        N/A          N/A
                              (b)         $11.323         $9.436          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                            0              0          N/A           N/A         N/A        N/A          N/A

Emerging Markets Bond Portfolio (inception date May 1, 2006)
------------------------------------------------------------
Beginning AUV                 (a)         $10.733         $9.978          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.643         $9.977          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $11.197        $10.733          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.965        $10.643          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                          812         77,010          N/A           N/A         N/A        N/A          N/A

Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
--------------------------------------------------------------------
Beginning AUV                 (a)         $10.234        $10.009          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.148        $10.008          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $10.456        $10.234          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.239        $10.148          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                          216            216          N/A           N/A         N/A        N/A          N/A


                                            2007           2006         2005         2004         2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
Global Bond Unhedged Portfolio (inception date May 1, 2006)
-----------------------------------------------------------
Beginning AUV                 (a)         $10.161        $10.000          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.076         $9.999          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $10.994        $10.161          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.766        $10.076          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                        6,805          8,494          N/A           N/A         N/A        N/A          N/A

High Yield Portfolio (inception date May 1, 2006)
-------------------------------------------------
Beginning AUV                 (a)         $10.529         $9.989          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.441         $9.988          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $10.746        $10.529          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.523        $10.441          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                       12,748         13,302          N/A           N/A         N/A        N/A          N/A

Long Term US Government Portfolio (inception date November 1, 2006)
-------------------------------------------------------------------
Beginning AUV                 (a)          $9.919        $10.047          N/A           N/A         N/A        N/A          N/A
                              (b)          $9.899        $10.047          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $10.734         $9.919          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.579         $9.899          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                       22,598              0          N/A           N/A         N/A        N/A          N/A

Low Duration Portfolio (inception date November 1, 2006)
--------------------------------------------------------
Beginning AUV                 (a)         $10.029        $10.011          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.009        $10.010          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $10.618        $10.029          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.464        $10.009          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                            0              0          N/A           N/A         N/A        N/A          N/A

Real Return Portfolio (inception date May 1, 2003)
--------------------------------------------------
Beginning AUV                 (a)         $11.292        $11.370      $11.294       $10.516     $10.035        N/A          N/A
                              (b)         $10.391        $10.594      $10.655       $10.046     $10.104        N/A          N/A

Ending AUV                    (a)         $12.318        $11.292      $11.370       $11.294     $10.516        N/A          N/A
                              (b)         $11.193        $10.391      $10.594       $10.655     $10.046        N/A          N/A

Ending number of AUs                       69,796         74,443       64,460        51,147       6,985        N/A          N/A

RealEstateRealReturn Strategy Portfolio (inception date May 1, 2006)
--------------------------------------------------------------------
Beginning AUV                 (a)         $11.853         $9.823          N/A           N/A         N/A        N/A          N/A
                              (b)         $11.754         $9.822          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $10.206        $11.853          N/A           N/A         N/A        N/A          N/A
                              (b)          $9.995        $11.754          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                        5,782          2,187          N/A           N/A         N/A        N/A          N/A


                                            2007           2006         2005         2004         2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
Short Term Portfolio (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                 (a)         $10.407        $10.120      $10.011       $10.000         N/A        N/A          N/A
                              (b)         $10.065         $9.911       $9.927        $9.998         N/A        N/A          N/A

Ending AUV                    (a)         $10.722        $10.407      $10.120       $10.011         N/A        N/A          N/A
                              (b)         $10.241        $10.065       $9.911        $9.927         N/A        N/A          N/A

Ending number of AUs                       80,693         39,388       24,581         2,406         N/A        N/A          N/A

StockPLUS(R) Total Return Portfolio (inception date May 1, 2006)
----------------------------------------------------------------
Beginning AUV                 (a)         $10.932         $9.904          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.841         $9.903          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $11.811        $10.932          N/A           N/A         N/A        N/A          N/A
                              (b)         $11.566        $10.841          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                            0              0          N/A           N/A         N/A        N/A          N/A

Total Return Portfolio (inception date May 1, 2003)
---------------------------------------------------
Beginning AUV                 (a)         $10.819        $10.566      $10.458       $10.112     $10.010        N/A          N/A
                              (b)         $10.394        $10.277      $10.301       $10.085     $10.069        N/A          N/A

Ending AUV                    (a)         $11.600        $10.819      $10.566       $10.458     $10.112        N/A          N/A
                              (b)         $11.005        $10.394      $10.277       $10.301     $10.085        N/A          N/A

Ending number of AUs                      146,992        145,485      113,223        53,410      11,715        N/A          N/A

=================================================================================================================================
PIONEER VARIABLE CONTRACTS TRUST:
Cullen Value Portfolio (inception date November 1, 2006)
--------------------------------------------------------
Beginning AUV                 (a)         $10.331         $9.935          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.310         $9.935          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $10.839        $10.331          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.682        $10.310          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                            0              0          N/A           N/A         N/A        N/A          N/A

Emerging Markets Portfolio (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                 (a)         $11.144        $10.036          N/A           N/A         N/A        N/A          N/A
                              (b)         $11.121        $10.035          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $15.653        $11.144          N/A           N/A         N/A        N/A          N/A
                              (b)         $15.426        $11.121          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                       26,961          2,424          N/A           N/A         N/A        N/A          N/A

Equity Income Portfolio (inception date July 2, 2001)
-----------------------------------------------------
Beginning AUV                 (a)         $13.103        $10.880      $10.456        $9.138      $7.579     $9.155       $9.594
                              (b)         $14.382        $12.092      $11.766       $10.413      $9.965        N/A          N/A

Ending AUV                    (a)         $12.990        $13.103      $10.880       $10.456      $9.138     $7.579       $9.155
                              (b)         $14.079        $14.382      $12.092       $11.766     $10.413        N/A          N/A

Ending number of AUs                       36,548         77,150       54,199        35,182      18,431      3,630        2,426


                                            2007           2006         2005         2004         2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
Fund Portfolio (inception date July 2, 2001)
--------------------------------------------
Beginning AUV                 (a)         $11.139         $9.708       $9.293        $8.496      $6.980     $8.766       $9.441
                              (b)         $13.034        $11.502      $11.148       $10.321      $9.922        N/A          N/A

Ending AUV                    (a)         $11.509        $11.139       $9.708        $9.293      $8.496     $6.980       $8.766
                              (b)         $13.299        $13.034      $11.502       $11.148     $10.321        N/A          N/A

Ending number of AUs                       42,956         46,373       64,530        67,334       7,500      2,626        4,038

Global High Yield Portfolio (inception date November 1, 2006)
-------------------------------------------------------------
Beginning AUV                 (a)         $10.243        $10.012          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.223        $10.012          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $10.316        $10.243          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.166        $10.223          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                          425              0          N/A           N/A         N/A        N/A          N/A

High Yield Portfolio (inception date May 1, 2005)
-------------------------------------------------
Beginning AUV                 (a)         $11.149        $10.445      $10.003           N/A         N/A        N/A          N/A
                              (b)         $10.919        $10.357      $10.002           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $11.608        $11.149      $10.445           N/A         N/A        N/A          N/A
                              (b)         $11.226        $10.919      $10.357           N/A         N/A        N/A          N/A

Ending number of AUs                       96,916         58,259       91,422           N/A         N/A        N/A          N/A

International Value Portfolio (November 1, 2006)
------------------------------------------------
Beginning AUV                 (a)         $10.534        $10.012          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.513        $10.012          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $11.762        $10.534          N/A           N/A         N/A        N/A          N/A
                              (b)         $11.592        $10.513          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                       37,257         27,463          N/A           N/A         N/A        N/A          N/A

Mid Cap Value Portfolio (inception date May 1, 2005)
----------------------------------------------------
Beginning AUV                 (a)         $12.073        $10.904      $10.057           N/A         N/A        N/A          N/A
                              (b)         $11.824        $10.813      $10.056           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $12.540        $12.073      $10.904           N/A         N/A        N/A          N/A
                              (b)         $12.128        $11.824      $10.813           N/A         N/A        N/A          N/A

Ending number of AUs                        5,127          7,976        7,331           N/A         N/A        N/A          N/A

Small Cap Value Portfolio (inception date November 1, 2006)
-----------------------------------------------------------
Beginning AUV                 (a)         $10.290         $9.843          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.270         $9.842          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)          $9.418        $10.290          N/A           N/A         N/A        N/A          N/A
                              (b)          $9.281        $10.270          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                           54             49          N/A           N/A         N/A        N/A          N/A


                                            2007           2006         2005         2004         2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
Strategic Income Portfolio (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                 (a)         $10.098        $10.019          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.077        $10.019          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $10.570        $10.098          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.417        $10.077          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                        2,591              0          N/A           N/A         N/A        N/A          N/A

=================================================================================================================================
ROYCE CAPITAL FUND:
Micro-Cap Portfolio (inception date May 1, 2003)
------------------------------------------------
Beginning AUV                 (a)         $21.770        $18.234      $16.567       $14.758     $10.052        N/A          N/A
                              (b)         $14.445        $12.250      $11.270       $10.166      $9.973        N/A          N/A

Ending AUV                    (a)         $22.319        $21.770      $18.234       $16.567     $14.758        N/A          N/A
                              (b)         $14.624        $14.445      $12.250       $11.270     $10.166        N/A          N/A

Ending number of AUs                       34,232         31,103       38,891        36,680       9,897        N/A          N/A

Small-Cap Portfolio (inception date May 1, 2003)
------------------------------------------------
Beginning AUV                 (a)         $20.939        $18.373      $17.163       $13.929      $9.982        N/A          N/A
                              (b)         $14.720        $13.078      $12.369       $10.166      $9.974        N/A          N/A

Ending AUV                    (a)         $20.205        $20.939      $18.373       $17.163     $13.929        N/A          N/A
                              (b)         $14.026        $14.720      $13.078       $12.369     $10.166        N/A          N/A

Ending number of AUs                       52,391         46,655       78,055        71,311      14,108        N/A          N/A

=================================================================================================================================
RYDEX VARIABLE TRUST:
CLS AdvisorOne Amerigo Fund (inception date May 1, 2005)
--------------------------------------------------------
Beginning AUV                 (a)         $12.481        $11.267      $10.041           N/A         N/A        N/A          N/A
                              (b)         $12.224        $11.173      $10.040           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $14.002        $12.481      $11.267           N/A         N/A        N/A          N/A
                              (b)         $13.542        $12.224      $11.173           N/A         N/A        N/A          N/A

Ending number of AUs                       40,146         41,282        2,799           N/A         N/A        N/A          N/A

CLS AdvisorOne Clermont Fund (inception date May 1, 2005)
---------------------------------------------------------
Beginning AUV                 (a)         $11.250        $10.527      $10.027           N/A         N/A        N/A          N/A
                              (b)         $11.018        $10.439      $10.026           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $11.783        $11.250      $10.527           N/A         N/A        N/A          N/A
                              (b)         $11.396        $11.018      $10.439           N/A         N/A        N/A          N/A

Ending number of AUs                          915              0            0           N/A         N/A        N/A          N/A

Absolute Return Strategies Fund (inception date February 3, 2006)
-----------------------------------------------------------------
Beginning AUV                 (a)         $10.301         $9.996          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.185         $9.995          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $10.547        $10.301          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.298        $10.185          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                        1,614            826          N/A           N/A         N/A        N/A          N/A


                                            2007           2006         2005         2004         2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Banking Fund (inception May 1, 2004)
------------------------------------
Beginning AUV                 (a)         $12.177        $11.100      $11.576       $10.096         N/A        N/A          N/A
                              (b)         $11.778        $10.871      $11.479       $10.094         N/A        N/A          N/A

Ending AUV                    (a)          $8.755        $12.177      $11.100       $11.576         N/A        N/A          N/A
                              (b)          $8.362        $11.778      $10.871       $11.479         N/A        N/A          N/A

Ending number of AUs                            0          4,753          397           108         N/A        N/A          N/A

Basic Materials Fund (inception May 1, 2004)
--------------------------------------------
Beginning AUV                 (a)         $15.302        $12.688      $12.367        $9.969         N/A        N/A          N/A
                              (b)         $14.800        $12.426      $12.264        $9.967         N/A        N/A          N/A

Ending AUV                    (a)         $20.213        $15.302      $12.688       $12.367         N/A        N/A          N/A
                              (b)         $19.306        $14.800      $12.426       $12.264         N/A        N/A          N/A

Ending number of AUs                       46,932         19,970       81,012         4,436         N/A        N/A          N/A

Biotechnology Fund (inception date May 1, 2004)
-----------------------------------------------
Beginning AUV                 (a)          $9.624        $10.095       $9.250        $9.795         N/A        N/A          N/A
                              (b)          $9.308         $9.886       $9.172        $9.794         N/A        N/A          N/A

Ending AUV                    (a)          $9.907         $9.624      $10.095        $9.250         N/A        N/A          N/A
                              (b)          $9.462         $9.308       $9.886        $9.172         N/A        N/A          N/A

Ending number of AUs                        1,579            945       71,575         1,998         N/A        N/A          N/A

Commodities Strategy Fund (inception date October 21, 2005)
-----------------------------------------------------------
Beginning AUV                 (a)          $7.803         $9.635      $10.048           N/A         N/A        N/A          N/A
                              (b)          $7.688         $9.612      $10.047           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $10.081         $7.803       $9.635           N/A         N/A        N/A          N/A
                              (b)          $9.808         $7.688       $9.612           N/A         N/A        N/A          N/A

Ending Number of AUs                          106             97        2,048           N/A         N/A        N/A          N/A

Consumer Products Fund (inception date May 1, 2004)
---------------------------------------------------
Beginning AUV                 (a)         $11.832        $10.218      $10.403       $10.096         N/A        N/A          N/A
                              (b)         $11.444        $10.007      $10.315       $10.095         N/A        N/A          N/A

Ending AUV                    (a)         $12.959        $11.832      $10.218       $10.403         N/A        N/A          N/A
                              (b)         $12.378        $11.444      $10.007       $10.315         N/A        N/A          N/A

Ending number of AUs                          353          1,218        7,291           327         N/A        N/A          N/A

Dow 2X Strategy Fund (inception date July 15, 2004)
---------------------------------------------------
Beginning AUV                 (a)         $13.479        $10.471      $11.038        $9.918         N/A        N/A          N/A
                              (b)         $13.078        $10.286      $10.980        $9.918         N/A        N/A          N/A

Ending AUV                    (a)         $14.374        $13.479      $10.471       $11.038         N/A        N/A          N/A
                              (b)         $13.772        $13.078      $10.286       $10.980         N/A        N/A          N/A

Ending number of AUs                      415,631         26,511          125           469         N/A        N/A          N/A

Electronics Fund (inception date May 1, 2004)
---------------------------------------------
Beginning AUV                 (a)          $9.418         $9.319       $9.098        $9.740         N/A        N/A          N/A
                              (b)          $9.109         $9.126       $9.021        $9.739         N/A        N/A          N/A

Ending AUV                    (a)          $9.055         $9.418       $9.319        $9.098         N/A        N/A          N/A
                              (b)          $8.648         $9.109       $9.126        $9.021         N/A        N/A          N/A

Ending number of AUs                            0         14,607       40,698         1,957         N/A        N/A          N/A


                                            2007           2006         2005         2004         2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Energy Fund (inception date May 1, 2004)
----------------------------------------
Beginning AUV                 (a)         $18.239        $16.525      $12.095       $10.225         N/A        N/A          N/A
                              (b)         $17.641        $16.184      $11.994       $10.223         N/A        N/A          N/A

Ending AUV                    (a)         $23.958        $18.239      $16.525       $12.095         N/A        N/A          N/A
                              (b)         $22.883        $17.641      $16.184       $11.994         N/A        N/A          N/A

Ending number of AUs                      130,952         64,362       88,360        38,919         N/A        N/A          N/A

Energy Services Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                 (a)         $19.343        $17.674      $12.085       $10.174         N/A        N/A          N/A
                              (b)         $18.709        $17.309      $11.984       $10.173         N/A        N/A          N/A

Ending AUV                    (a)         $26.148        $19.343      $17.674       $12.085         N/A        N/A          N/A
                              (b)         $24.975        $18.709      $17.309       $11.984         N/A        N/A          N/A

Ending number of AUs                      126,550         44,554       67,836        36,994         N/A        N/A          N/A

Essential Portfolio Aggressive Fund (November 1, 2006)
------------------------------------------------------
Beginning AUV                 (a)         $10.275         $9.908          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.254         $9.907          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $10.808        $10.275          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.652        $10.254          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                            0              0          N/A           N/A         N/A        N/A          N/A

Essential Portfolio Conservative Fund (November 1, 2006)
--------------------------------------------------------
Beginning AUV                 (a)         $10.115         $9.984          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.095         $9.983          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $10.617        $10.115          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.463        $10.095          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                            0              0          N/A           N/A         N/A        N/A          N/A

Essential Portfolio Moderate Fund (November 1, 2006)
----------------------------------------------------
Beginning AUV                 (a)         $10.263         $9.952          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.242         $9.951          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $10.783        $10.263          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.627        $10.242          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                            0              0          N/A           N/A         N/A        N/A          N/A

Europe 1.25X Strategy Fund (inception date May 1, 2004)
-------------------------------------------------------
Beginning AUV                 (a)         $16.124        $12.625      $12.038       $10.113         N/A        N/A          N/A
                              (b)         $15.596        $12.365      $11.937       $10.111         N/A        N/A          N/A

Ending AUV                    (a)         $17.976        $16.124      $12.625       $12.038         N/A        N/A          N/A
                              (b)         $17.169        $15.596      $12.365       $11.937         N/A        N/A          N/A

Ending number of AUs                       24,451         18,552        3,380           108         N/A        N/A          N/A

Financial Services Fund (inception date May 1, 2004)
----------------------------------------------------
Beginning AUV                 (a)         $13.460        $11.692      $11.469       $10.048         N/A        N/A          N/A
                              (b)         $13.018        $11.451      $11.373       $10.047         N/A        N/A          N/A

Ending AUV                    (a)         $10.776        $13.460      $11.692       $11.469         N/A        N/A          N/A
                              (b)         $10.292        $13.018      $11.451       $11.373         N/A        N/A          N/A

Ending number of AUs                        3,403         15,511       17,185         2,250         N/A        N/A          N/A


                                            2007           2006         2005         2004         2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Government Long Bond 1.2X Strategy Fund (inception date May 1, 2003)
--------------------------------------------------------------------
Beginning AUV                 (a)         $10.487        $10.979      $10.336        $9.668      $9.985        N/A          N/A
                              (b)         $10.636        $11.275      $10.747       $10.179     $10.221        N/A          N/A

Ending AUV                    (a)         $11.350        $10.487      $10.979       $10.336      $9.668        N/A          N/A
                              (b)         $11.367        $10.636      $11.275       $10.747     $10.179        N/A          N/A

Ending number of AUs                       87,029         24,151        5,537         6,762         916        N/A          N/A

Health Care Fund (inception date May 1, 2004)
---------------------------------------------
Beginning AUV                 (a)         $11.376        $10.975      $10.059       $10.065         N/A        N/A          N/A
                              (b)         $11.003        $10.748       $9.974       $10.064         N/A        N/A          N/A

Ending AUV                    (a)         $11.893        $11.376      $10.975       $10.059         N/A        N/A          N/A
                              (b)         $11.359        $11.003      $10.748        $9.974         N/A        N/A          N/A

Ending number of AUs                        8,367         37,625       16,907           865         N/A        N/A          N/A

Hedged Equity Fund (inception date February 3, 2006)
----------------------------------------------------
Beginning AUV                 (a)         $10.276         $9.996          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.161         $9.995          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $10.453        $10.276          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.206        $10.161          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                           71             71          N/A           N/A         N/A        N/A          N/A

Internet Fund (inception date May 1, 2004)
------------------------------------------
Beginning AUV                 (a)         $11.772        $10.882      $11.189        $9.793         N/A        N/A          N/A
                              (b)         $11.386        $10.657      $11.095        $9.791         N/A        N/A          N/A

Ending AUV                    (a)         $12.813        $11.772      $10.882       $11.189         N/A        N/A          N/A
                              (b)         $12.238        $11.386      $10.657       $11.095         N/A        N/A          N/A

Ending number of AUs                        1,826          1,867       36,660         1,903         N/A        N/A          N/A

Inverse Dow 2X Strategy Fund (inception date July 15, 2004)
-----------------------------------------------------------
Beginning AUV                 (a)          $6.735         $8.730       $8.711       $10.077         N/A        N/A          N/A
                              (b)          $6.534         $8.576       $8.665       $10.077         N/A        N/A          N/A

Ending AUV                    (a)          $6.044         $6.735       $8.730        $8.711         N/A        N/A          N/A
                              (b)          $5.791         $6.534       $8.576        $8.665         N/A        N/A          N/A

Ending number of AUs                       90,238        300,092           68            94         N/A        N/A          N/A

Inverse Government Long Bond Strategy Fund (inception date May 1, 2003)
-----------------------------------------------------------------------
Beginning AUV                 (a)          $8.631         $8.096       $8.664        $9.835     $10.000        N/A          N/A
                              (b)          $8.253         $7.839       $8.494        $9.764      $9.787        N/A          N/A

Ending AUV                    (a)          $8.126         $8.631       $8.096        $8.664      $9.835        N/A          N/A
                              (b)          $7.674         $8.253       $7.839        $8.494      $9.764        N/A          N/A

Ending number of AUs                          636         18,166        3,458         7,527         977        N/A          N/A

Inverse Mid-Cap Strategy Fund (inception date July 15, 2004)
------------------------------------------------------------
Beginning AUV                 (a)          $7.509         $7.918       $8.743        $9.942         N/A        N/A          N/A
                              (b)          $7.286         $7.778       $8.696        $9.942         N/A        N/A          N/A

Ending AUV                    (a)          $7.257         $7.509       $7.918        $8.743         N/A        N/A          N/A
                              (b)          $6.953         $7.286       $7.778        $8.696         N/A        N/A          N/A

Ending number of AUs                            0          7,084            0             0         N/A        N/A          N/A


                                            2007           2006         2005         2004         2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Inverse NASDAQ-100 Strategy Fund (inception date May 1, 2004)
-------------------------------------------------------------
Beginning AUV                 (a)          $8.383         $8.622       $8.634       $10.109         N/A        N/A          N/A
                              (b)          $8.108         $8.444       $8.561       $10.108         N/A        N/A          N/A

Ending AUV                    (a)          $7.334         $8.383       $8.622        $8.634         N/A        N/A          N/A
                              (b)          $7.004         $8.108       $8.444        $8.561         N/A        N/A          N/A

Ending number of AUs                          116          1,964       31,928         1,425         N/A        N/A          N/A

Inverse Russell 2000 Strategy Fund (inception date May 1, 2004)
---------------------------------------------------------------
Beginning AUV                 (a)          $7.021         $8.086       $8.458        $9.964         N/A        N/A          N/A
                              (b)          $6.812         $7.944       $8.414        $9.964         N/A        N/A          N/A

Ending AUV                    (a)          $7.294         $7.021       $8.086        $8.458         N/A        N/A          N/A
                              (b)          $6.989         $6.812       $7.944        $8.414         N/A        N/A          N/A

Ending number of AUs                       18,334        154,507       47,724             0         N/A        N/A          N/A

Inverse S&P 500 Strategy Fund (inception date May 1, 2003)
----------------------------------------------------------
Beginning AUV                 (a)          $6.337         $6.948       $7.100        $8.019      $9.985        N/A          N/A
                              (b)          $7.318         $8.124       $8.407        $9.614     $10.066        N/A          N/A

Ending AUV                    (a)          $6.301         $6.337       $6.948        $7.100      $8.019        N/A          N/A
                              (b)          $7.185         $7.318       $8.124        $8.407      $9.614        N/A          N/A

Ending number of AUs                       75,659          9,132        8,979         9,346       8,868        N/A          N/A

Japan 1.25X Strategy Fund (inception date May 1, 2004)
------------------------------------------------------
Beginning AUV                 (a)         $12.696        $12.246      $10.318        $9.875         N/A        N/A          N/A
                              (b)         $12.280        $11.993      $10.232        $9.873         N/A        N/A          N/A

Ending AUV                    (a)         $11.113        $12.696      $12.246       $10.318         N/A        N/A          N/A
                              (b)         $10.614        $12.280      $11.993       $10.232         N/A        N/A          N/A

Ending number of AUs                        6,096         71,508       48,699         2,481         N/A        N/A          N/A

Large-Cap Growth Fund (inception date July 15, 2004)
----------------------------------------------------
Beginning AUV                 (a)         $10.943        $10.528      $10.490        $9.955         N/A        N/A          N/A
                              (b)         $10.617        $10.342      $10.434        $9.955         N/A        N/A          N/A

Ending AUV                    (a)         $11.320        $10.943      $10.528       $10.490         N/A        N/A          N/A
                              (b)         $10.846        $10.617      $10.342       $10.434         N/A        N/A          N/A

Ending number of AUs                       25,342         39,241       11,506           228         N/A        N/A          N/A

Large-Cap Value Fund (inception date July 15, 2004)
---------------------------------------------------
Beginning AUV                 (a)         $13.314        $11.474      $11.168        $9.964         N/A        N/A          N/A
                              (b)         $12.917        $11.272      $11.109        $9.964         N/A        N/A          N/A

Ending AUV                    (a)         $12.423        $13.314      $11.474       $11.168         N/A        N/A          N/A
                              (b)         $11.903        $12.917      $11.272       $11.109         N/A        N/A          N/A

Ending number of AUs                       34,736         96,086        4,164             0         N/A        N/A          N/A

Leisure Fund (inception date May 1, 2004)
-----------------------------------------
Beginning AUV                 (a)         $13.143        $10.794      $11.507       $10.021         N/A        N/A          N/A
                              (b)         $12.712        $10.571      $11.410       $10.020         N/A        N/A          N/A

Ending AUV                    (a)         $12.630        $13.143      $10.794       $11.507         N/A        N/A          N/A
                              (b)         $12.064        $12.712      $10.571       $11.410         N/A        N/A          N/A

Ending number of AUs                       23,588         25,748        9,051           442         N/A        N/A          N/A


                                            2007           2006         2005         2004         2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Mid Cap 1.5X Strategy Fund (inception date May 1, 2003)
-------------------------------------------------------
Beginning AUV                 (a)         $21.880        $20.086      $17.856       $14.826     $10.000        N/A          N/A
                              (b)         $14.497        $13.475      $12.129       $10.198      $9.867        N/A          N/A

Ending AUV                    (a)         $22.350        $21.880      $20.086       $17.856     $14.826        N/A          N/A
                              (b)         $14.623        $14.497      $13.475       $12.129     $10.198        N/A          N/A

Ending number of AUs                        3,733         13,754        9,793        31,581         788        N/A          N/A

Mid-Cap Growth Fund (inception date July 15, 2004)
--------------------------------------------------
Beginning AUV                 (a)         $12.365        $12.158      $11.061       $10.057         N/A        N/A          N/A
                              (b)         $11.997        $11.944      $11.003       $10.057         N/A        N/A          N/A

Ending AUV                    (a)         $13.222        $12.365      $12.158       $11.061         N/A        N/A          N/A
                              (b)         $12.668        $11.997      $11.944       $11.003         N/A        N/A          N/A

Ending number of AUs                        6,015          6,559       15,025            72         N/A        N/A          N/A

Mid-Cap Value Fund (inception date July 15, 2004)
-------------------------------------------------
Beginning AUV                 (a)         $13.960        $12.092      $11.320       $10.040         N/A        N/A          N/A
                              (b)         $13.545        $11.879      $11.260       $10.040         N/A        N/A          N/A

Ending AUV                    (a)         $13.098        $13.960      $12.092       $11.320         N/A        N/A          N/A
                              (b)         $12.549        $13.545      $11.879       $11.260         N/A        N/A          N/A

Ending number of AUs                        4,632         80,800        1,751           322         N/A        N/A          N/A

Multi-Cap Core Equity Fund (inception date February 3, 2006)
------------------------------------------------------------
Beginning AUV                 (a)         $10.892         $9.973          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.770         $9.972          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $10.175        $10.892          N/A           N/A         N/A        N/A          N/A
                              (b)          $9.935        $10.770          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                       14,896         17,368          N/A           N/A         N/A        N/A          N/A

Nova Fund (inception date July 2, 2001)
---------------------------------------
Beginning AUV                 (a)         $13.523        $11.498      $11.214        $9.922      $7.229    $11.405      $13.201
                              (b)         $13.812        $11.890      $11.743       $10.520      $9.868        N/A          N/A

Ending AUV                    (a)         $13.485        $13.523      $11.498       $11.214      $9.922     $7.229      $11.405
                              (b)         $13.600        $13.812      $11.890       $11.743     $10.520        N/A          N/A

Ending number of AUs                        6,655         22,986       19,632        15,780      23,877     14,823       21,041


NASDAQ-100 2X Strategy Fund (inception date May 1, 2004)
--------------------------------------------------------
Beginning AUV                 (a)         $11.975        $11.581      $12.111        $9.767         N/A        N/A          N/A
                              (b)         $11.582        $11.341      $12.009        $9.766         N/A        N/A          N/A

Ending AUV                    (a)         $15.138        $11.975      $11.581       $12.111         N/A        N/A          N/A
                              (b)         $14.459        $11.582      $11.341       $12.009         N/A        N/A          N/A

Ending number of AUs                      150,359         22,063       88,383        34,512         N/A        N/A          N/A

NASDAQ-100 Fund (inception date July 2, 2001)
---------------------------------------------
Beginning AUV                 (a)         $14.643        $14.039      $14.079       $13.058      $9.106    $15.102      $17.973
                              (b)         $11.024        $10.701      $10.867       $10.205      $9.821        N/A          N/A

Ending AUV                    (a)         $17.012        $14.643      $14.039       $14.079     $13.058     $9.106      $15.102
                              (b)         $12.647        $11.024      $10.701       $10.867     $10.205        N/A          N/A

Ending number of AUs                       76,463          2,829       11,880        55,438      32,248     28,750       12,368


                                            2007           2006         2005         2004         2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Precious Metals Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                 (a)         $16.354        $13.658      $11.457        $9.998         N/A        N/A          N/A
                              (b)         $15.818        $13.375      $11.361        $9.997         N/A        N/A          N/A

Ending AUV                    (a)         $19.279        $16.354      $13.658       $11.457         N/A        N/A          N/A
                              (b)         $18.413        $15.818      $13.375       $11.361         N/A        N/A          N/A

Ending number of AUs                       55,118         43,823       13,767         2,131         N/A        N/A          N/A

Real Estate Fund (inception date May 1, 2004)
---------------------------------------------
Beginning AUV                 (a)         $18.215        $14.129      $13.372       $10.091         N/A        N/A          N/A
                              (b)         $17.618        $13.838      $13.260       $10.090         N/A        N/A          N/A

Ending AUV                    (a)         $14.526        $18.215      $14.129       $13.372         N/A        N/A          N/A
                              (b)         $13.874        $17.618      $13.838       $13.260         N/A        N/A          N/A

Ending number of AUs                       10,740         15,958       10,386        31,657         N/A        N/A          N/A

Retailing Fund (inception date May 1, 2004)
-------------------------------------------
Beginning AUV                 (a)         $12.041        $11.093      $10.665        $9.991         N/A        N/A          N/A
                              (b)         $11.647        $10.864      $10.575        $9.990         N/A        N/A          N/A

Ending AUV                    (a)         $10.377        $12.041      $11.093       $10.665         N/A        N/A          N/A
                              (b)          $9.911        $11.647      $10.864       $10.575         N/A        N/A          N/A

Ending number of AUs                            0          4,291            0             0         N/A        N/A          N/A

Russell 2000 1.5X Strategy Fund (inception date May 1, 2003)
------------------------------------------------------------
Beginning AUV                 (a)         $23.849        $20.012      $19.529       $15.818     $10.014        N/A          N/A
                              (b)         $15.010        $12.753      $12.601       $10.336      $9.849        N/A          N/A

Ending AUV                    (a)         $21.931        $23.849      $20.012       $19.529     $15.818        N/A          N/A
                              (b)         $13.631        $15.010      $12.753       $12.601     $10.336        N/A          N/A

Ending number of AUs                        8,496         24,504       30,431        46,929      13,941        N/A          N/A

Russell 2000 2X Strategy Fund (inception date November 1, 2006)
---------------------------------------------------------------
Beginning AUV                 (a)         $10.374         $9.620          N/A           N/A         N/A        N/A          N/A
                              (b)         $10.353         $9.620          N/A           N/A         N/A        N/A          N/A

Ending AUV                    (a)          $8.942        $10.374          N/A           N/A         N/A        N/A          N/A
                              (b)          $8.812        $10.353          N/A           N/A         N/A        N/A          N/A

Ending number of AUs                          829         29,861          N/A           N/A         N/A        N/A          N/A

S&P 500 2X Strategy Fund (inception date May 1, 2004)
-----------------------------------------------------
Beginning AUV                 (a)         $14.375        $11.784      $11.559       $10.054         N/A        N/A          N/A
                              (b)         $13.904        $11.541      $11.462       $10.053         N/A        N/A          N/A

Ending AUV                    (a)         $14.261        $14.375      $11.784       $11.559         N/A        N/A          N/A
                              (b)         $13.621        $13.904      $11.541       $11.462         N/A        N/A          N/A

Ending number of AUs                      136,637         44,016       93,975           120         N/A        N/A          N/A

Sector Rotation Fund (inception date May 1, 2003)
-------------------------------------------------
Beginning AUV                 (a)         $16.806        $15.300      $13.644       $12.498     $10.024        N/A          N/A
                              (b)         $13.202        $12.170      $10.989       $10.193      $9.858        N/A          N/A

Ending AUV                    (a)         $20.340        $16.806      $15.300       $13.644     $12.498        N/A          N/A
                              (b)         $15.779        $13.202      $12.170       $10.989     $10.193        N/A          N/A

Ending number of AUs                       17,001          9,281        8,768         4,514         287        N/A          N/A


                                            2007           2006         2005         2004         2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Small-Cap Growth Fund (inception date July 15, 2004)
----------------------------------------------------
Beginning AUV                 (a)         $12.829        $12.076      $11.531       $10.056         N/A        N/A          N/A
                              (b)         $12.447        $11.863      $11.470       $10.056         N/A        N/A          N/A

Ending AUV                    (a)         $12.636        $12.829      $12.076       $11.531         N/A        N/A          N/A
                              (b)         $12.106        $12.447      $11.863       $11.470         N/A        N/A          N/A

Ending number of AUs                       49,031         63,175        8,217         4,533         N/A        N/A          N/A


Small-Cap Value Fund (inception date July 15, 2004)
---------------------------------------------------
Beginning AUV                 (a)         $13.813        $11.751      $11.498       $10.043         N/A        N/A          N/A
                              (b)         $13.402        $11.544      $11.437       $10.043         N/A        N/A          N/A

Ending AUV                    (a)         $10.847        $13.813      $11.751       $11.498         N/A        N/A          N/A
                              (b)         $10.393        $13.402      $11.544       $11.437         N/A        N/A          N/A

Ending number of AUs                       20,847         28,089        9,163        33,795         N/A        N/A          N/A

Strengthening Dollar 2X Strategy Fund (inception date October 21, 2005)
-----------------------------------------------------------------------
Beginning AUV                 (a)          $9.122        $10.350      $10.120           N/A         N/A        N/A          N/A
                              (b)          $8.987        $10.324      $10.120           N/A         N/A        N/A          N/A

Ending AUV                    (a)          $8.015         $9.122      $10.350           N/A         N/A        N/A          N/A
                              (b)          $7.797         $8.987      $10.324           N/A         N/A        N/A          N/A

Ending Number of AUs                          192              0            0           N/A         N/A        N/A          N/A

Technology Fund (inception date May 1, 2004)
--------------------------------------------
Beginning AUV                 (a)         $11.109        $10.639      $10.463        $9.844         N/A        N/A          N/A
                              (b)         $10.745        $10.419      $10.375        $9.843         N/A        N/A          N/A

Ending AUV                    (a)         $12.091        $11.109      $10.639       $10.463         N/A        N/A          N/A
                              (b)         $11.548        $10.745      $10.419       $10.375         N/A        N/A          N/A

Ending number of AUs                       59,722          1,449       32,854             0         N/A        N/A          N/A

Telecommunications Fund (inception date May 1, 2004)
----------------------------------------------------
Beginning AUV                 (a)         $12.732        $10.803      $10.829        $9.887         N/A        N/A          N/A
                              (b)         $12.315        $10.580      $10.738        $9.885         N/A        N/A          N/A

Ending AUV                    (a)         $13.712        $12.732      $10.803       $10.829         N/A        N/A          N/A
                              (b)         $13.097        $12.315      $10.580       $10.738         N/A        N/A          N/A

Ending number of AUs                       71,947          3,668       33,233         1,657         N/A        N/A          N/A

Transportation Fund (inception date May 1, 2004)
------------------------------------------------
Beginning AUV                 (a)         $14.229        $13.437      $12.561       $10.022         N/A        N/A          N/A
                              (b)         $13.763        $13.160      $12.456       $10.021         N/A        N/A          N/A

Ending AUV                    (a)         $12.802        $14.229      $13.437       $12.561         N/A        N/A          N/A
                              (b)         $12.228        $13.763      $13.160       $12.456         N/A        N/A          N/A

Ending number of AUs                        1,439          9,219       19,618         5,902         N/A        N/A          N/A

U.S. Government Money Market Fund (inception date July 2, 2001)
---------------------------------------------------------------
Beginning AUV                 (a)          $9.987         $9.754       $9.696        $9.810      $9.947    $10.040      $10.025
                              (b)          $9.787         $9.679       $9.742        $9.980     $10.000        N/A          N/A

Ending AUV                    (a)         $10.229         $9.987       $9.754        $9.696      $9.810     $9.947      $10.040
                              (b)          $9.899         $9.787       $9.679        $9.742      $9.980        N/A          N/A

Ending number of AUs                      899,898      1,137,708      544,809       205,474      14,452     11,847       14,592


                                            2007           2006         2005         2004         2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Utilities Fund (inception date May 1, 2004)
-------------------------------------------
Beginning AUV                 (a)         $14.994        $12.570      $11.529       $10.058         N/A        N/A          N/A
                              (b)         $14.503        $12.310      $11.432       $10.057         N/A        N/A          N/A

Ending AUV                    (a)         $16.687        $14.994      $12.570       $11.529         N/A        N/A          N/A
                              (b)         $15.938        $14.503      $12.310       $11.432         N/A        N/A          N/A

Ending number of AUs                       65,891         52,508       57,785        15,412         N/A        N/A          N/A

Weakening Dollar 2X Strategy Fund (inception date July 15, 2005)
----------------------------------------------------------------
Beginning AUV                 (a)         $11.117         $9.659       $9.880           N/A         N/A        N/A          N/A
                              (b)         $10.953         $9.635       $9.880           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $12.948        $11.117       $9.659           N/A         N/A        N/A          N/A
                              (b)         $12.597        $10.953       $9.635           N/A         N/A        N/A          N/A

Ending Number of AUs                       30,154          1,383            0           N/A         N/A        N/A          N/A

=================================================================================================================================
SELIGMAN PORTFOLIOS, INC.:
Communications and Information Portfolio (inception date July 2, 2001)
----------------------------------------------------------------------
Beginning AUV                 (a)          $7.153         $5.945       $5.606        $5.129      $3.610     $5.742       $6.165
                              (b)         $13.644        $11.482      $10.965       $10.157      $9.867        N/A          N/A

Ending AUV                    (a)          $8.118         $7.153       $5.945        $5.606      $5.129     $3.610       $5.742
                              (b)         $15.294        $13.644      $11.482       $10.965     $10.157        N/A          N/A

Ending number of AUs                       14,158         15,056       38,708        45,647      23,582     23,521       10,811

Global Technology Portfolio (inception date July 2, 2001)
---------------------------------------------------------
Beginning AUV                 (a)          $5.893         $5.077       $4.769        $4.658      $3.472     $5.162       $5.836
                              (b)         $12.212        $10.653      $10.133       $10.022      $9.857        N/A          N/A

Ending AUV                    (a)          $6.698         $5.893       $5.077        $4.769      $4.658     $3.472       $5.162
                              (b)         $13.708        $12.212      $10.653       $10.133     $10.022        N/A          N/A

Ending number of AUs                       48,065          9,327        7,501        12,461      12,489      6,542       16,216

=================================================================================================================================
THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio (inception date May 1, 2003)
--------------------------------------------
Beginning AUV                 (a)         $20.971        $18.368      $16.249       $13.744     $10.000        N/A          N/A
                              (b)         $15.049        $13.346      $11.955       $10.239      $9.911        N/A          N/A

Ending AUV                    (a)         $19.684        $20.971      $18.368       $16.249     $13.744        N/A          N/A
                              (b)         $13.950        $15.049      $13.346       $11.955     $10.239        N/A          N/A

Ending number of AUs                       36,801         36,441       76,590        23,795       5,404        N/A          N/A

=================================================================================================================================
VAN ECK WORLDWIDE INSURANCE TRUST:
Absolute Return Fund (inception date May 1, 2003)
-------------------------------------------------
Beginning AUV                 (a)         $10.332         $9.643       $9.759        $9.926     $10.000        N/A          N/A
                              (b)          $9.967         $9.419       $9.651        $9.941     $10.009        N/A          N/A

Ending AUV                    (a)         $10.601        $10.332       $9.643        $9.759      $9.926        N/A          N/A
                              (b)         $10.098         $9.967       $9.419        $9.651      $9.941        N/A          N/A

Ending number of AUs                       49,087         35,265       35,091        11,888         847        N/A          N/A


                                            2007           2006         2005         2004         2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST (continued):
Bond Fund (inception date July 2, 2001)
---------------------------------------
Beginning AUV                 (a)         $14.214        $13.537      $14.156       $13.153     $11.288     $9.409       $9.264
                              (b)         $10.719        $10.337      $10.945       $10.298     $10.077        N/A          N/A

Ending AUV                    (a)         $15.376        $14.214      $13.537       $14.156     $13.153    $11.288       $9.409
                              (b)         $11.451        $10.719      $10.337       $10.945     $10.298        N/A          N/A

Ending number of AUs                       32,747         42,494       23,907        19,659      13,359     29,626          790

Emerging Markets Fund (inception date July 2, 2001)
---------------------------------------------------
Beginning AUV                 (a)         $23.887        $17.365      $13.341       $10.747      $7.068     $7.382       $7.544
                              (b)         $22.616        $16.647      $12.949       $10.563      $9.930        N/A          N/A

Ending AUV                    (a)         $32.413        $23.887      $17.365       $13.341     $10.747     $7.068       $7.382
                              (b)         $30.306        $22.616      $16.647       $12.949     $10.563        N/A          N/A

Ending number of AUs                       67,849        109,258       76,806        82,370      26,527      5,833          137

Hard Assets Fund (inception date July 2, 2001)
----------------------------------------------
Beginning AUV                 (a)         $25.135        $20.474      $13.689       $11.197      $7.827     $8.170       $8.820
                              (b)         $22.776        $18.785      $12.716       $10.533     $10.092        N/A          N/A

Ending AUV                    (a)         $36.025        $25.135      $20.474       $13.689     $11.197     $7.827       $8.170
                              (b)         $32.236        $22.776      $18.785       $12.716     $10.533        N/A          N/A

Ending number of AUs                       68,003         22,720       42,580        26,071      47,307     42,563          826

Real Estate Fund (inception date July 2, 2001)
----------------------------------------------
Beginning AUV                 (a)         $26.236        $20.322      $17.030       $12.679      $9.560    $10.150      $10.353
                              (b)         $20.577        $16.138      $13.693       $10.324      $9.992        N/A          N/A

Ending AUV                    (a)         $26.100        $26.236      $20.322       $17.030     $12.679     $9.560      $10.150
                              (b)         $20.214        $20.577      $16.138       $13.693     $10.324        N/A          N/A

Ending number of AUs                       19,891         27,903       31,366        32,460      11,643      4,145        1,185

=================================================================================================================================
WELLS FARGO ADVANTAGE VARIABLE TRUST:
Discovery Fund (inception date April, 8, 2005):
-----------------------------------------------
Beginning AUV                 (a)         $12.838        $11.355       $9.904           N/A         N/A        N/A          N/A
                              (b)         $12.563        $11.252       $9.903           N/A         N/A        N/A          N/A

Ending AUV                    (a)         $15.484        $12.838      $11.355           N/A         N/A        N/A          N/A
                              (b)         $14.964        $12.563      $11.252           N/A         N/A        N/A          N/A

Ending number of AUs                       18,370          9,401       11,513           N/A         N/A        N/A          N/A

Opportunity Fund (inception date July 2, 2001):
-----------------------------------------------
Beginning AUV                 (a)         $19.341        $17.478      $16.428       $14.093     $10.431    $14.455      $15.154
                              (b)         $13.582        $12.427      $11.827       $10.274      $9.935        N/A          N/A

Ending AUV                    (a)         $20.336        $19.341      $17.478       $16.428     $14.093    $10.431      $14.455
                              (b)         $14.102        $13.582      $12.427       $11.827     $10.274        N/A          N/A

Ending number of AUs                       27,067         37,751       50,457        50,244      25,405     37,499        3,296

NOTES:

The Accumulation Unit value does not reflect the deduction of other charges, such as the Contract Maintenance Charge and the Earnings Protection Benefit Rider Charge. (a) Standard contract which represent lowest annual mortality and expense fee at 1.40%

(b) Standard contract plus guaranteed withdrawal benefit (2 Yr), guaranteed minimum death benefit (Opt 2) and guaranteed minimum income benefit at highest mortality and expense fee at 2.50% effective 12/05/2003. For years 2001 and 2002, the highest mortality and expense fee was 2.00% which included the guaranteed minimum death benefit (Opt 1) and the guaranteed minimum income benefit.

--------------------------------------------------------------------------------
                                PRIVACY NOTICE of

                    Jefferson National Life Insurance Company

REVISED Notice of Privacy Policy      01/2008

We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

o   The Medical Information Bureau
o   Consumer Reporting Agencies
o   Service Providers who conduct marketing services on our behalf
o   Motor Vehicle Bureaus
o   Other Data Providers

Data we collect may include:
o   Name, address, e-mail address, phone number
o   Social Security Number
o   Demographic Data
o Health data (for life insurance buyers) or other data about illness, disability or injury
o Internet Cookies (cookies help our Internet application process -- they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted by law:
o   Insurance companies, agents, reinsurers
o   Group policyholders for purpose of reporting claims experience
o   Medical Laboratories and Prescription or Pharmacy Database Managers
o   Medical Information and Motor Vehicle Bureaus or similar institutions
o   A court or governmental agency when there is a lawful request
o   Law enforcement officials to  prevent criminal activity and/or fraud
o   Service providers that perform marketing services for us
o   Service providers that perform administrative services for us
o   Joint Marketing Partners
o   Unaffiliated Fund Families
o   Unaffiliated Third Parties

We do not share your health data with anyone without your written consent.

We use your health data to:
o   Underwrite policies
o   Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account.

You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                     9920 Corporate Campus Drive, Suite 1000
                              Louisville, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you.

If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

--------------------------------------------------------------------------------
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
   General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account I
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution

   Reduction or Elimination of the Contingent Deferred Sales Charge Financial Statements

--------------------------------------------------------------------------------
                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-STGY-SAI-I-0508) dated May 1, 2008 for this Prospectus, please complete this form, detach and mail to:

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Insurance Annuity Account I fixed and variable annuity at the following address:

Name:__________________________________________________________________________

Mailing Address:_______________________________________________________________

                                   Sincerely,


_______________________________________________________________________________
                                   (Signature)
--------------------------------------------------------------------------------

                    Jefferson National Life Insurance Company
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

(C) 2008, Jefferson National Life Insurance Company         JNL-STGY-PROS-I-0508

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION

              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACT

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2008

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account I (the "Separate Account"), dated May 1, 2008. You may obtain a copy of the current prospectus on Our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                            PAGE
GENERAL INFORMATION                                                          B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                      B-3

PUBLISHED RATINGS                                                            B-7

ADMINSTRATION                                                                B-7

ANNUITY PROVISIONS                                                           B-7

DISTRIBUTION                                                                 B-8

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS                    B-9

FINANCIAL STATEMENTS                                                         B-9

                               GENERAL INFORMATION

    GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I:

Jefferson National Life Annuity Account I, also referred to as the "Separate Account", was established on August 23, 2000 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account I. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,000 for 2008 ($6,000 if age 50 or older by the end of 2008), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $116,000 for single filers, $169,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $5,000 for 2008 ($6,000 if age 50 or older by the end of 2008). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

            ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account I, dated May 1, 2008.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report
to Contract Owners

December 31, 2007

                                       Jefferson National Life Annuity Account I

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2007

====================================================================================================================
JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I                                                                       PAGE
Statement of Assets and Liabilities as of December 31, 2007 .................................................      2
Statements of Operations and Changes in Net Assets for the year ended December 31, 2007 .....................     22
Statements of Operations and Changes in Net Assets for the year ended December 31, 2006 .....................     46
Notes to Financial Statements ...............................................................................     68
Report of Independent Registered Public Accounting Firm .....................................................     97

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

===========================================================================================================================
                                                                                       SHARES         COST         VALUE
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in portfolio shares, at net asset value (Note 2):
      AIM Variable Insurance Funds:
         Basic Value Fund ......................................................      13,019.130   $  175,376   $   164,301
         Core Equity Fund ......................................................       5,101.143      134,841       148,495
         Financial Services Fund ...............................................       3,353.118       54,765        41,109
         Global Health Care Fund ...............................................      30,723.543      735,382       739,208
         Global Real Estate Fund ...............................................      32,600.385      922,622       713,296
         High Yield Fund .......................................................      44,847.769      271,043       257,426
         Mid Cap Core Equity Fund ..............................................      15,467.947      216,154       223,511
         Technology Fund .......................................................       5,402.203       75,953        81,574
      The Alger American Fund:
         Growth Portfolio ......................................................      35,226.886    1,681,541     1,735,629
         Leveraged AllCap Portfolio ............................................      13,823.780      656,650       765,697
         MidCap Growth Portfolio ...............................................      98,621.970    2,178,667     2,329,451
         Small Capitalization Portfolio ........................................      10,337.467      282,433       344,446
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio ...........................................       9,964.475      267,325       267,247
      American Century Variable Portfolios, Inc:
         Balanced Fund .........................................................      14,617.438      106,514       107,146
         Income & Growth Fund ..................................................      59,432.618      476,171       502,801
         Inflation Protection Fund .............................................       8,342.791       85,142        88,016
         International Fund ....................................................     179,020.745    1,992,131     2,123,186
         Value Fund ............................................................     107,561.758      913,856       803,487
         Vista Fund ............................................................      11,713.503      257,926       257,697
      DireXion Insurance Trust:
         Dynamic VP HY Bond Fund ...............................................         171.637        3,399         3,350
      The Dreyfus Investment Portfolio:
         Small Cap Stock Index Portfolio .......................................       2,725.350       48,256        48,076
      The Dreyfus Socially Responsible Growth Fund, Inc ........................       5,114.234      136,503       155,984
      Dreyfus Stock Index Fund .................................................      28,012.010      974,933     1,047,649
      Dreyfus Variable Investment Fund:
         International Value Portfolio .........................................      43,444.829      779,696       757,243
      Federated Insurance Series:
         Capital Income Fund II ................................................      14,504.345      134,665       139,533
         High Income Bond Fund II ..............................................      51,796.246      391,111       387,955
         International Equity Fund II ..........................................      16,285.966      285,415       304,710
         Market Opportunity Fund II ............................................         837.969        8,405         8,589
      Janus Aspen Series:
         Balanced Portfolio ....................................................         626.001       18,515        18,811
         Forty Portfolio .......................................................       2,238.035       90,740        92,162
         Global Life Sciences Portfolio ........................................       2,441.318       27,664        28,393
         Growth and Income Portfolio ...........................................      12,254.650      246,381       243,745
         International Growth Portfolio ........................................      23,041.504    1,189,376     1,504,841
         Large Cap Growth Portfolio ............................................      19,142.801      417,480       505,754
         Mid Cap Growth Portfolio ..............................................      12,074.561      414,503       482,259
         Mid Cap Value Portfolio ...............................................         288.451        4,832         4,843
         Small Company Value Portfolio-Service .................................          50.331          959           905
         Worldwide Growth Portfolio ............................................       6,748.680      229,865       238,431
      Lazard Retirement Series, Inc:
         Emerging Markets Portfolio ............................................      72,147.596    1,993,781     1,849,864
         International Equity Portfolio ........................................       9,969.729      142,499       133,096
         Small Cap Portfolio ...................................................      29,925.213      428,700       298,653
         US Strategic Equity Portfolio .........................................      28,139.379      354,129       286,178
      Legg Mason Partners Variable Equity Trust:
         Aggressive Growth Portfolio ...........................................         674.145       11,541        10,995
         Capital and Income Portfolio ..........................................       4,509.316       65,042        55,960
         Fundamental Value Portfolio ...........................................      12,892.170      307,842       279,631
         Large Cap Growth Portfolio ............................................       2,778.209       47,339        46,119

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

===========================================================================================================================
                                                                                       SHARES         COST         VALUE
---------------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Legg Mason Partners Variable Income Trust:
         Global High Yield Bond Portfolio ......................................         240.499   $    2,372   $     2,177
         Government Portfolio ..................................................       5,120.321       56,808        54,480
         Strategic Bond Portfolio ..............................................      15,915.061      166,762       158,036
      Lord Abbett Series Fund, Inc:
         America's Value Portfolio .............................................      40,092.507      586,004       592,969
         Growth and Income Portfolio ...........................................      43,059.865    1,250,307     1,201,802
      Neuberger Berman Advisers Management Trust:
         Lehman Brothers High Income Bond Portfolio ............................       2,122.943       20,915        19,531
         Lehman Brothers Short Duration Bond Portfolio .........................      47,756.246      620,301       620,831
         Fasciano Portfolio ....................................................       2,583.951       39,901        37,467
         Mid-Cap Growth Portfolio ..............................................       8,131.099      211,325       231,736
         Partners Portfolio ....................................................      53,210.834    1,121,154     1,105,188
         Regency Portfolio .....................................................       7,693.175      121,080       124,861
         Socially Responsive Portfolio .........................................      10,430.681      183,308       186,814
      Northern Lights Variable Trust:
         JNF Balanced Portfolio ................................................      46,205.698      729,797       711,566
         JNF Equity Portfolio ..................................................      98,468.294    2,336,971     2,113,129
      PIMCO Variable Insurance Trust:
         Emerging Markets Bond Portfolio .......................................         660.410        9,019         9,027
         Foreign Bond US Dollar Hedged Portfolio ...............................         221.820        2,243         2,245
         Global Bond Unhedged Portfolio ........................................       5,853.658       76,054        74,810
         High Yield Portfolio ..................................................      16,987.138      137,939       136,746
         Long Term US Government Portfolio .....................................      22,146.149      241,859       242,278
         Money Market Portfolio ................................................   4,875,403.350    4,875,403     4,875,403
         RealEstateRealReturn Strategy Portfolio ...............................       6,749.095       63,172        58,987
         Real Return Portfolio .................................................      66,642.856      829,776       837,698
         Short-Term Portfolio ..................................................      85,759.911      858,629       858,456
         Total Return Portfolio ................................................     160,667.689    1,627,183     1,685,405
      Pioneer Variable Contracts Trust:
         Emerging Markets Portfolio ............................................       9,729.386      422,443       421,477
         Equity Income Portfolio ...............................................      19,879.938      498,787       474,931
         Fund Portfolio ........................................................      19,265.729      482,986       494,358
         Global High Yield Portfolio ...........................................         454.888        4,587         4,385
         High Yield Portfolio ..................................................     100,571.168    1,116,164     1,110,305
         International Value Portfolio .........................................      23,550.141      451,282       438,032
         Mid Cap Value Portfolio ...............................................       3,354.226       68,268        64,166
         Small Cap Value Portfolio .............................................          39.787          661           510
         Strategic Income Portfolio ............................................       2,529.273       27,243        27,392
      Royce Capital Fund:
         Micro-Cap Portfolio ...................................................      50,798.347      729,119       684,252
         Small-Cap Portfolio ...................................................      98,701.272      997,645       983,065
      Rydex Variable Trust:
         CLS AdvisorOne Amerigo Fund ...........................................      14,079.467      509,255       550,929
         CLS AdvisorOne Clermont Fund ..........................................         402.505       12,412        10,783
         Absolute Return Strategies Fund .......................................         650.556       17,399        16,882
         Basic Materials Fund ..................................................      22,662.439      964,474       944,116
         Biotechnology Fund ....................................................         715.668       15,721        15,437
         Commodities Strategy Fund .............................................          44.246          999         1,052
         Consumer Products Fund ................................................         122.293        4,735         4,527
         Dow 2X Strategy Fund ..................................................     231,863.301    7,202,964     5,958,886
         Energy Fund ...........................................................      78,466.724    3,066,334     3,125,330
         Energy Services Fund ..................................................      85,247.587    3,245,918     3,296,525
         Europe 1.25X Strategy Fund ............................................      14,560.800      498,354       436,096
         Financial Services Fund ...............................................       1,667.564       43,768        36,619
         Government Long Bond 1.2X Strategy Fund ...............................      80,588.702      959,996       986,406
         Health Care Fund ......................................................       3,315.676      102,268        98,179

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

===========================================================================================================================
                                                                                       SHARES         COST         VALUE
---------------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Rydex Variable Trust: (continued)
         Hedged Equity Fund ....................................................          28.605   $      740   $       731
         Internet Fund .........................................................       1,294.380       21,443        23,105
         Inverse Dow 2X Strategy Fund ..........................................      18,943.451      538,401       545,382
         Inverse Government Long Bond Strategy Fund ............................         258.850        5,449         5,068
         Inverse OTC Strategy Fund .............................................          49.089          932           834
         Inverse Russell 2000 Strategy Fund ....................................       3,847.639      139,953       133,359
         Inverse S&P 500 Strategy Fund .........................................      11,292.298      474,132       476,648
         Japan 1.25X Strategy Fund .............................................       2,973.581       76,543        67,590
         Large Cap Growth Fund .................................................      10,421.681      291,109       285,243
         Large Cap Value Fund ..................................................      16,831.748      539,490       427,021
         Leisure Fund ..........................................................      13,984.751      364,378       296,757
         Mid Cap 1.5X Strategy Fund ............................................       3,663.750       81,395        79,577
         Mid-Cap Growth Fund ...................................................       2,684.273       86,885        79,240
         Mid-Cap Value Fund ....................................................       2,897.952       69,127        60,392
         Multi-Cap Core Equity Fund ............................................       6,151.240      159,132       151,566
         Nova Fund .............................................................       8,855.233       90,524        89,084
         OTC 2X Strategy Fund ..................................................      74,585.796    2,226,113     2,236,081
         OTC Fund ..............................................................      68,629.877    1,193,074     1,243,573
         Precious Metals Fund ..................................................      69,480.850    1,000,877     1,044,990
         Real Estate Fund ......................................................       4,533.075      187,513       155,711
         Russell 2000 1.5X Strategy Fund .......................................       5,428.697      198,083       185,662
         Russell 2000 2X Strategy Fund .........................................         330.437        7,540         7,412
         S&P 500 2X Strategy Fund ..............................................     101,084.821    2,240,569     1,944,873
         Sector Rotation Fund ..................................................      21,985.428      323,988       337,037
         Small-Cap Growth Fund .................................................      22,782.761      711,199       616,729
         Small-Cap Value Fund ..................................................      12,378.649      323,391       225,540
         Strengthening Dollar 2X Strategy Fund .................................          75.530        1,721         1,520
         Technology Fund .......................................................      44,348.424      716,604       721,549
         Telecommunications Fund ...............................................      40,963.468    1,025,144       978,618
         Transportation Fund ...................................................       1,233.891       24,028        18,323
         U.S. Government Money Market Fund .....................................   9,136,992.175    9,136,992     9,136,992
         Utilities Fund ........................................................      48,642.762    1,206,671     1,084,248
         Weakening Dollar 2X Strategy Fund .....................................      13,638.210      419,294       390,054
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio ..............................       5,972.672       86,715       115,094
         Global Technology Portfolio ...........................................      30,601.831      543,284       558,483
      Third Avenue Variable Series Trust:
         Value Portfolio .......................................................      25,788.820      748,782       668,447
      Van Eck Worldwide Insurance Trust:
         Absolute Return Fund ..................................................      47,914.321      500,244       513,160
         Bond Fund .............................................................      40,354.347      454,162       489,094
         Emerging Markets Fund .................................................      78,328.908    1,931,483     2,171,278
         Hard Assets Fund ......................................................      57,516.344    2,137,410     2,369,098
         Real Estate Fund ......................................................      28,988.599      513,732       489,616
      Wells Fargo Advantage VT Funds:
         Discovery Fund ........................................................      14,102.357      256,891       283,598
         Opportunity Fund ......................................................      21,491.108      474,898       473,449
---------------------------------------------------------------------------------------------------------------------------
            Total assets ....................................................................................   $87,935,560
===========================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

===================================================================================================================================
                                                                                               UNIT                     SUB-ACCOUNT
                                                                                    UNITS     VALUE            VALUE       TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
   Contract owners' deferred annuity reserves:
     AIM Variable Insurance Funds:
       Basic Value Fund
         Base ..............................................................    6,791.266   $ 16.332864   $   110,921
         Base + GMDB/1 .....................................................      126.671     16.080815         2,037
         Base + GMDB/2 .....................................................      265.281     12.942850         3,433
         Base + GMDB/1 + GMIB ..............................................      280.998     15.857207         4,456
         Base + GMDB/2 + GMIB ..............................................    3,087.099     12.785507        39,470
         Base + GMWB/5 + GMDB Opt 2 + GMIB .................................       47.839     12.604380           603
         Base + GMWB/2 .....................................................      202.998     12.916503         2,622
         Base + GMWB/2 + GMDB Opt 2 ........................................       59.863     12.681690           759   $   164,301
                                                                                                                        -----------
       Core Equity Fund
         Base ..............................................................    8,076.354     11.578199        93,510
         Base + GMDB/1 .....................................................    1,800.566     11.510239        20,725
         Base + GMDB/2 .....................................................      231.060     11.490958         2,655
         Base + GMDB/1 + GMIB ..............................................      209.452     11.452362         2,399
         Base + GMDB/2 + GMIB ..............................................      301.927     11.433108         3,452
         Base + GMWB/5 .....................................................      703.641     11.510239         8,099
         Base + GMWB/5 + GMDB Opt 1 ........................................    1,542.885     11.442732        17,655       148,495
                                                                                                                        -----------
       Financial Services Fund
         Base ..............................................................    3,804.325     10.241617        38,962
         Base + GMDB/1 + GMIB ..............................................      218.509      9.824566         2,147        41,109
                                                                                                                        -----------
       Global Health Care Fund
         Base ..............................................................   11,399.412     12.428699       141,680
         Base + GMDB/1 .....................................................    1,911.352     12.163568        23,249
         Base + GMDB/1 + GMIB ..............................................   47,759.850     11.922596       569,421
         Base + GMDB/2 + GMIB ..............................................      376.266     12.912172         4,858       739,208
                                                                                                                        -----------
       Global Real Estate Fund
         Base ..............................................................   18,473.805     28.846829       532,911
         Base + GMDB/1 .....................................................      508.795     28.231850        14,364
         Base + GMDB/2 .....................................................      272.908     20.030053         5,466
         Base + GMDB/1 + GMIB ..............................................    1,999.140     27.672836        55,322
         Base + GMDB/2 + GMIB ..............................................    2,280.593     19.786668        45,125
         Base + GMWB/5 .....................................................    2,952.218     20.111568        59,374
         Base + GMWB/2 + GMDB Opt 2 ........................................       37.415     19.626020           734       713,296
                                                                                                                        -----------
       High Yield Fund
         Base ..............................................................   20,029.684     11.890172       238,156
         Base + GMDB/1 .....................................................    1,021.509     11.738274        11,991
         Base + GMDB/1 + GMIB ..............................................      626.976     11.609797         7,279       257,426
                                                                                                                        -----------
       Mid Cap Core Equity Fund
         Base ..............................................................    9,879.693     17.329027       171,205
         Base + GMDB/1 + GMIB ..............................................    2,796.995     16.824441        47,058
         Base + GMDB/2 + GMIB ..............................................      378.668     13.860360         5,248       223,511
                                                                                                                        -----------
       Technology Fund

         Base ..............................................................    8,011.665      6.536114        52,365
         Base + GMDB/1 .....................................................      608.547      6.396656         3,893
         Base + GMDB/2 .....................................................      258.082     11.816963         3,050
         Base + GMDB/1 + GMIB ..............................................    1,473.350      6.269847         9,238
         Base + GMDB/2 + GMIB ..............................................      985.783     11.673282        11,507
         Base + GMWB/2 + GMDB Opt 2 ........................................      131.339     11.578481         1,521        81,574
                                                                                                                        -----------
     The Alger American Fund
       Growth Portfolio
         Base ..............................................................   67,778.014     16.643417     1,128,058
         Base + GMDB/1 .....................................................   26,346.935     16.215043       427,217
         Base + GMDB/2 .....................................................    7,769.965     14.296260       111,081
         Base + GMDB/1 + GMIB ..............................................    2,421.026     15.822187        38,306
         Base + GMWB/5 .....................................................        0.965     14.354449            14

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

===================================================================================================================================
                                                                                               UNIT                     SUB-ACCOUNT
                                                                                    UNITS     VALUE            VALUE       TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     The Alger American Fund: (continued)
       Growth Portfolio (continued)
         Base + GMWB/5 + GMDB Opt 1 ........................................       93.483   $ 14.151294   $     1,323
         Base + GMWB/5 + GMDB Opt 2 ........................................    1,562.503     14.093710        22,021
         Base + GMWB/5 + GMDB Opt 2 + GMIB .................................       12.550     13.922403           175
         Base + GMWB/2 + GMDB Opt 2 ........................................      530.707     14.007802         7,434   $ 1,735,629
                                                                                                                        -----------
       Leveraged AllCap Portfolio
         Base ..............................................................   23,839.817     25.893924       617,306
         Base + GMDB/1 .....................................................    3,154.357     25.227476        79,576
         Base + GMDB/2 .....................................................      187.728     18.747579         3,519
         Base + GMDB/1 + GMIB ..............................................      922.740     24.616278        22,714
         Base + GMDB/2 + GMIB ..............................................      481.343     18.519747         8,914
         Base + GMWB/2 .....................................................    1,799.524     18.709427        33,668       765,697
                                                                                                                        -----------
       MidCap Growth Portfolio
         Base ..............................................................   62,515.538     27.532665     1,721,219
         Base + GMDB/1 .....................................................    9,855.104     26.824130       264,355
         Base + GMDB/2 .....................................................   10,670.336     16.912461       180,462
         Base + GMDB/1 + GMIB ..............................................    1,326.326     26.174363        34,716
         Base + GMDB/2 + GMIB ..............................................    2,355.482     16.706869        39,353
         Base + GMWB/5 .....................................................        0.419     16.981266             7
         Base + GMWB/5 + GMDB Opt 1 ........................................       43.980     16.740964           736
         Base + GMWB/5 + GMDB Opt 2 ........................................    5,084.389     16.672884        84,771
         Base + GMWB/2 + GMDB Opt 2 ........................................      231.254     16.571217         3,832     2,329,451
                                                                                                                        -----------
       Small Capitalization Portfolio
         Base ..............................................................   15,896.377     14.623948       232,468
         Base + GMDB/1 .....................................................    3,608.789     14.247363        51,416
         Base + GMDB/2 .....................................................    1,213.325     18.028180        21,874
         Base + GMDB/1 + GMIB ..............................................      925.036     13.902079        12,860
         Base + GMDB/2 + GMIB ..............................................       23.199     17.809021           413
         Base + GMWB/5 .....................................................      498.557     18.101536         9,025
         Base + GMWB/5 + GMDB Opt 1 ........................................      736.809     17.845346        13,149
         Base + GMWB/2 + GMDB Opt 2 ........................................      183.456     17.664425         3,241       344,446
                                                                                                                        -----------
     AllianceBernstein Variable Products Series Fund, Inc.:
       Growth and Income Portfolio
         Base ..............................................................   12,905.585     11.453672       147,816
         Base + GMDB/1 + GMIB ..............................................   10,541.500     11.329598       119,431       267,247
                                                                                                                        -----------
     American Century Variable Portfolios, Inc:
       Balanced Fund
         Base ..............................................................    1,137.900     11.854850        13,490
         Base + GMDB/2 + GMIB ..............................................    6,372.981     11.619632        74,052
         Base + GMWB/5 + GMDB Opt 2 ........................................    1,689.439     11.604104        19,604       107,146
                                                                                                                        -----------
       Income & Growth Fund
         Base ..............................................................   26,138.935     14.828896       387,612
         Base + GMDB/1 .....................................................    5,924.838     14.447668        85,600
         Base + GMDB/2 .....................................................      827.087     13.378549        11,065
         Base + GMDB/1 + GMIB ..............................................      983.397     14.098044        13,864
         Base + GMDB/2 + GMIB ..............................................      106.666     13.215938         1,410
         Base + GMWB/5 .....................................................      153.937     13.432982         2,068
         Base + GMWB/5 + GMDB Opt 1 ........................................       89.223     13.242901         1,182       502,801
                                                                                                                        -----------
       Inflation Protection Fund
         Base ..............................................................    3,178.562     11.431103        36,334
         Base + GMDB/1 .....................................................       63.128     11.285068           712
         Base + GMDB/2 .....................................................      955.811     11.243819        10,747
         Base + GMDB/1 + GMIB ..............................................    1,664.041     11.161484        18,573
         Base + GMWB/5 .....................................................        1.234     11.285068            14
         Base + GMWB/5 + GMDB Opt 1 ........................................      104.889     11.141004         1,169
         Base + GMWB/5 + GMDB Opt 2 ........................................    1,843.833     11.100147        20,467        88,016
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

===================================================================================================================================
                                                                                               UNIT                     SUB-ACCOUNT
                                                                                    UNITS     VALUE            VALUE       TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     American Century Variable Portfolios, Inc: (continued)
       International Fund
         Base ..............................................................   36,053.115   $ 18.027448   $   649,946
         Base + GMDB/1 .....................................................    9,464.587     17.563575       166,232
         Base + GMDB/2 .....................................................    9,690.597     18.388068       178,191
         Base + GMDB/1 + GMIB ..............................................   60,991.033     17.138080     1,045,269
         Base + GMDB/2 + GMIB ..............................................    3,945.147     18.164600        71,662
         Base + GMWB/5 + GMDB Opt 2 + GMIB .................................      570.754     17.907314        10,221
         Base + GMWB/2 + GMDB Opt 2 ........................................       92.415     18.017137         1,665   $ 2,123,186
                                                                                                                        -----------
       Value Fund
         Base ..............................................................   36,130.076     18.130460       655,055
         Base + GMDB/1 .....................................................    2,897.751     17.663959        51,186
         Base + GMDB/2 .....................................................    3,013.023     13.124781        39,545
         Base + GMDB/1 + GMIB ..............................................    1,666.177     17.236199        28,719
         Base + GMDB/2 + GMIB ..............................................      555.944     12.965264         7,208
         Base + GMWB/5 .....................................................        0.936     13.178209            12
         Base + GMWB/5 + GMDB Opt 2 ........................................      596.105     12.938868         7,713
         Base + GMWB/2 .....................................................    1,072.569     13.098080        14,049       803,487
                                                                                                                        -----------
       Vista Fund
         Base ..............................................................   18,312.889     12.362130       226,386
         Base + GMWB/5 + GMDB Opt 2 ........................................    2,546.421     12.296010        31,311       257,697
                                                                                                                        -----------
     DireXion Insurance Trust:
       Dynamic VP HY Bond Fund
         Base + GMDB/1 + GMIB ..............................................      322.158     10.399831         3,350         3,350
                                                                                                                        -----------
     The Dreyfus Investment Portfolio:
       Small Cap Stock Index Portfolio
         Base ..............................................................    3,300.362     12.701023        41,918
         Base + GMDB/1 + GMIB ..............................................      434.430     12.482298         5,423
         Base + GMWB/2 + GMDB Opt 2 ........................................       59.323     12.382582           735        48,076
                                                                                                                        -----------
     The Dreyfus Socially Responsible Growth Fund, Inc.
         Base ..............................................................   11,966.050     11.231173       134,393
         Base + GMDB/1 .....................................................      663.716     10.942089         7,262
         Base + GMDB/2 .....................................................      192.243     12.292741         2,363
         Base + GMDB/1 + GMIB ..............................................      549.376     10.676912         5,866
         Base + GMDB/2 + GMIB ..............................................      502.351     12.143312         6,100       155,984
                                                                                                                        -----------
     Dreyfus Stock Index Fund
         Base ..............................................................   43,754.050     14.405865       630,315
         Base + GMDB/1 .....................................................   10,280.763     14.035116       144,292
         Base + GMDB/2 .....................................................      258.958     13.585945         3,518
         Base + GMDB/1 + GMIB ..............................................   11,973.034     13.695119       163,972
         Base + GMDB/2 + GMIB ..............................................      504.226     13.420818         6,767
         Base + GMWB/5 .....................................................    2,427.553     13.641233        33,115
         Base + GMWB/2 + GMDB Opt 1 ........................................    4,869.826     13.366219        65,091
         Base + GMWB/2 + GMDB Opt 2 ........................................       43.504     13.311856           579     1,047,649
                                                                                                                        -----------
     Dreyfus Variable Investment Fund:
       International Value Portfolio
         Base ..............................................................   27,060.779     18.221099       493,077
         Base + GMDB/1 .....................................................    2,922.734     17.752171        51,885
         Base + GMDB/2 .....................................................    7,018.531     16.688119       117,126
         Base + GMDB/1 + GMIB ..............................................    1,045.759     17.322101        18,115
         Base + GMDB/2 + GMIB ..............................................      268.772     16.485326         4,431
         Base + GMWB/5 .....................................................    1,469.837     16.756042        24,629
         Base + GMWB/5 + GMDB Opt 1 ........................................       37.667     16.518951           622
         Base + GMWB/5 + GMDB Opt 2 ........................................    1,961.579     16.451752        32,271
         Base + GMWB/5 + GMDB Opt 2 + GMIB .................................      832.207     16.251811        13,525
         Base + GMWB/2 + GMDB Opt 2 ........................................       95.555     16.351473         1,562       757,243
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

===================================================================================================================================
                                                                                               UNIT                     SUB-ACCOUNT
                                                                                    UNITS     VALUE            VALUE       TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Federated Insurance Series:
       Capital Income Fund II
         Base ..............................................................   11,024.950   $ 10.345234   $   114,056
         Base + GMDB/1 .....................................................    1,396.030     10.079016        14,071
         Base + GMDB/2 .....................................................      715.952     13.482309         9,653
         Base + GMDB/1 + GMIB ..............................................      178.210      9.834937         1,753   $   139,533
                                                                                                                        -----------
       High Income Bond Fund II
         Base ..............................................................   22,893.905     13.266831       303,730
         Base + GMDB/1 .....................................................    3,465.878     12.924866        44,796
         Base + GMDB/2 .....................................................      499.314     12.204362         6,094
         Base + GMDB/1 + GMIB ..............................................    1,159.530     12.611177        14,623
         Base + GMDB/2 + GMIB ..............................................      415.031     12.056004         5,004
         Base + GMWB/5 + GMDB Opt 1 ........................................      850.168     12.080605        10,271
         Base + GMWB/2 .....................................................      217.169     12.179500         2,645
         Base + GMWB/2 + GMDB Opt 2 ........................................       66.253     11.958125           792       387,955
                                                                                                                        -----------
       International Equity Fund II
         Base ..............................................................   13,988.851     16.832246       235,464
         Base + GMDB/1 .....................................................    1,569.040     16.399010        25,731
         Base + GMDB/2 .....................................................    1,745.292     15.592345        27,213
         Base + GMDB/1 + GMIB ..............................................      603.144     16.001674         9,651
         Base + GMWB/5 + GMDB Opt 2 + GMIB .................................      438.042     15.184599         6,651       304,710
                                                                                                                        -----------
       Market Opportunity Fund II
         Base + GMDB/1 .....................................................      875.475      9.810841         8,589         8,589
                                                                                                                        -----------
     Janus Aspen Series:
       Balanced Portfolio
         Base ..............................................................    1,810.294     10.391305        18,811        18,811
                                                                                                                        -----------
       Forty Portfolio
         Base ..............................................................    7,270.674     12.675889        92,162        92,162
                                                                                                                        -----------
       Global Life Sciences Portfolio
         Base ..............................................................    2,612.230     10.869094        28,393        28,393
                                                                                                                        -----------
       Growth and Income Portfolio
         Base ..............................................................   12,225.454     17.138780       209,529
         Base + GMDB/2 .....................................................      412.694     14.208994         5,864
         Base + GMDB/1 + GMIB ..............................................    1,085.220     16.628461        18,046
         Base + GMWB/2 + GMDB Opt 2 ........................................      740.269     13.922312        10,306       243,745
                                                                                                                        -----------
       International Growth Portfolio
         Base ..............................................................   21,848.007     40.526636       885,426
         Base + GMDB/1 .....................................................    4,551.277     39.888224       181,542
         Base + GMDB/2 .....................................................    4,502.044     28.578988       128,664
         Base + GMDB/1 + GMIB ..............................................    3,642.183     39.320673       143,213
         Base + GMDB/2 + GMIB ..............................................    2,023.055     28.231849        57,115
         Base + GMWB/5 .....................................................    2,362.448     28.695267        67,791
         Base + GMWB/5 + GMDB Opt 2 ........................................    1,075.863     28.174394        30,312
         Base + GMWB/5 + GMDB Opt 1 + GMIB .................................      385.664     27.945726        10,778     1,504,841
                                                                                                                        -----------
       Large Cap Growth Portfolio
         Base ..............................................................   11,692.601     19.473472       227,696
         Base + GMDB/1 .....................................................    1,621.862     19.061396        30,915
         Base + GMDB/1 + GMIB ..............................................    4,519.329     18.686980        84,453
         Base + GMWB/5 .....................................................    2,775.658     13.332834        37,007
         Base + GMWB/5 + GMDB Opt 1 ........................................    2,435.439     13.144179        32,012
         Base + GMWB/5 + GMDB Opt 2 ........................................    1,579.257     13.090690        20,674
         Base + GMWB/5 + GMDB Opt 2 + GMIB .................................    1,583.005     12.931550        20,471
         Base + GMWB/2 .....................................................    3,963.710     13.251775        52,526       505,754
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

===================================================================================================================================
                                                                                                  UNIT                  SUB-ACCOUNT
                                                                                      UNITS      VALUE         VALUE       TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Janus Aspen Series: (continued)
         Mid Cap Growth Portfolio
            Base .............................................................   21,681.376   $19.316084   $  418,799
            Base + GMDB/1 ....................................................    1,113.770    18.818665       20,960
            Base + GMDB/1 + GMIB .............................................      211.494    18.362507        3,884
            Base + GMWB/5 ....................................................      488.290    17.832770        8,708
            Base + GMWB/5 + GMDB Opt 1 .......................................      768.234    17.580392       13,506
            Base + GMWB/5 + GMDB Opt 2 .......................................      828.562    17.508893       14,507
            Base + GMWB/2 + GMDB Opt 2 .......................................      108.880    17.402184        1,895   $   482,259
                                                                                                                        -----------
         Mid Cap Value Portfolio
            Base .............................................................      488.969     9.904639        4,843         4,843
                                                                                                                        -----------
         Small Company Value Portfolio -Service
            Base .............................................................      101.708     8.902642          905           905
                                                                                                                        -----------
         Worldwide Growth Portfolio
            Base .............................................................    9,057.053    14.912722      135,065
            Base + GMDB/1 ....................................................      971.185    14.581009       14,161
            Base + GMDB/2 ....................................................    2,023.474    13.845900       28,017
            Base + GMDB/1 + GMIB .............................................      418.570    14.286604        5,980
            Base + GMDB/2 + GMIB .............................................    3,743.511    13.677608       51,202
            Base + GMWB/2 + GMDB Opt 2 .......................................      295.257    13.566548        4,006       238,431
                                                                                                                        -----------
      Lazard Retirement Series, Inc:
         Emerging Markets Portfolio
            Base .............................................................   14,820.896    29.587330      438,511
            Base + GMDB/1 ....................................................    2,465.749    29.209604       72,024
            Base + GMDB/2 ....................................................      764.474    29.102927       22,248
            Base + GMDB/1 + GMIB .............................................   42,726.280    28.890084    1,234,366
            Base + GMDB/2 + GMIB .............................................      519.662    28.784200       14,958
            Base + GMWB/5 + GMDB Opt 2 .......................................      918.094    28.731377       26,378
            Base + GMWB/5 + GMDB Opt 2 + GMIB ................................    1,388.813    28.416675       39,465
            Base + GMWB/2 + GMDB Opt 2 .......................................       66.989    28.573591        1,914     1,849,864
                                                                                                                        -----------
         International Equity Portfolio
            Base .............................................................    2,890.391    16.263164       47,007
            Base + GMDB/1 ....................................................      767.778    16.055409       12,327
            Base + GMDB/2 ....................................................      444.179    15.996743        7,105
            Base + GMDB/1 + GMIB .............................................      524.356    15.879662        8,327
            Base + GMDB/2 + GMIB .............................................    3,240.952    15.821462       51,277
            Base + GMWB/5 + GMDB Opt 2 + GMIB ................................      145.770    15.619296        2,277
            Base + GMWB/2 + GMDB Opt 2 .......................................      304.120    15.705618        4,776       133,096
                                                                                                                        -----------
         Small Cap Portfolio
            Base .............................................................   11,990.409    18.014479      216,001
            Base + GMDB/1 ....................................................    3,237.506    17.550939       56,821
            Base + GMDB/2 ....................................................      367.355    12.216776        4,488
            Base + GMDB/1 + GMIB .............................................      709.245    17.122684       12,144
            Base + GMWB/5 ....................................................        0.496    12.266521            6
            Base + GMWB/5 + GMDB Opt 1 .......................................       43.603    12.092903          527
            Base + GMWB/5 + GMDB Opt 2 .......................................      719.549    12.043680        8,666       298,653
                                                                                                                        -----------
         US Strategic Equity Portfolio
            Base .............................................................   15,057.776    13.480718      202,990
            Base + GMDB/1 ....................................................    1,703.562    13.133817       22,374
            Base + GMDB/1 + GMIB .............................................    4,745.247    12.815699       60,814       286,178
                                                                                                                        -----------
      Legg Mason Partners Variable Equity Trust:
         Aggressive Growth Portfolio
            Base .............................................................    1,150.468     9.557220       10,995        10,995
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

===================================================================================================================================
                                                                                                  UNIT                  SUB-ACCOUNT
                                                                                      UNITS      VALUE         VALUE       TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Legg Mason Partners Variable Equity Trust: (continued)
         Capital and Income Portfolio
            Base .............................................................    1,606.513   $10.012004   $   16,084
            Base + GMDB/2 ....................................................    1,265.455     9.981319       12,631
            Base + GMDB/1 + GMIB .............................................    1,627.850     9.967722       16,226
            Base + GMWB/5 ....................................................        1.332     9.988119           13
            Base + GMWB/5 + GMDB Opt 1 .......................................      119.877     9.964317        1,194
            Base + GMWB/5 + GMDB Opt 2 .......................................      985.347     9.957514        9,812   $    55,960
                                                                                                                        -----------
         Fundamental Value Portfolio
            Base .............................................................   15,238.760     9.497129      144,724
            Base + GMDB/1 ....................................................    8,163.696     9.474472       77,347
            Base + GMDB/2 ....................................................    1,550.469     9.468032       14,680
            Base + GMDB/1 + GMIB .............................................      461.142     9.455110        4,360
            Base + GMWB/5 ....................................................        2.043     9.474472           19
            Base + GMWB/5 + GMDB Opt 1 .......................................      188.625     9.451888        1,783
            Base + GMWB/5 + GMDB Opt 2 .......................................    3,887.361     9.445434       36,718       279,631
                                                                                                                        -----------
         Large Cap Growth Portfolio
            Base .............................................................    3,234.704     9.921015       32,092
            Base + GMDB/1 ....................................................      629.227     9.897360        6,228
            Base + GMDB/2 ....................................................      619.576     9.890629        6,128
            Base + GMDB/1 + GMIB .............................................      169.181     9.877137        1,671        46,119
                                                                                                                        -----------
      Legg Mason Partners Variable Income Trust:
         Global High Yield Bond Portfolio
            Base + GMDB/1 + GMIB .............................................      195.231    11.148478        2,177         2,177
                                                                                                                        -----------
         Government Portfolio
            Base .............................................................    1,792.531    10.392615       18,629
            Base + GMDB/1 ....................................................    1,734.298    10.295783       17,856
            Base + GMDB/1 + GMIB .............................................       85.741    10.213610          876
            Base + GMWB/5 + GMDB Opt 1 .......................................    1,678.381    10.199958       17,119        54,480
                                                                                                                        -----------
         Strategic Bond Portfolio
            Base .............................................................    4,892.498    11.170254       54,650
            Base + GMDB/1 ....................................................    2,319.614    11.027508       25,580
            Base + GMDB/2 ....................................................      283.153    10.987228        3,111
            Base + GMDB/1 + GMIB .............................................    4,464.289    10.906774       48,691
            Base + GMDB/2 + GMIB .............................................       65.542    10.866787          712
            Base + GMWB/5 ....................................................      703.971    11.027508        7,763
            Base + GMWB/5 + GMDB Opt 1 .......................................    1,391.160    10.886761       15,145
            Base + GMWB/2 + GMDB Opt 2 .......................................      221.000    10.787206        2,384       158,036
                                                                                                                        -----------
      Lord Abbett Series Fund, Inc.:
         America's Value Portfolio
            Base .............................................................   33,646.379    16.498403      555,112
            Base + GMDB/1 ....................................................    1,096.266    16.243846       17,808
            Base + GMDB/1 + GMIB .............................................    1,145.845    16.015065       18,351
            Base + GMDB/2 + GMIB .............................................      124.609    13.628478        1,698       592,969
                                                                                                                        -----------
         Growth and Income Portfolio
            Base .............................................................   46,935.196    18.207798      854,587
            Base + GMDB/1 ....................................................    6,076.744    17.739264      107,797
            Base + GMDB/2 ....................................................    2,354.911    13.700543       32,264
            Base + GMDB/1 + GMIB .............................................    7,221.013    17.309625      124,993
            Base + GMDB/2 + GMIB .............................................      495.195    13.534001        6,702
            Base + GMWB/5 ....................................................      269.960    13.756270        3,714     1,130,057
                                                                                                                        -----------
      Neuberger Berman Advisers Management Trust:
         Lehman Brothers High Income Bond Portfolio
            Base .............................................................    1,791.763    10.900483       19,531        19,531
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

===================================================================================================================================
                                                                                                 UNIT                   SUB-ACCOUNT
                                                                                      UNITS      VALUE         VALUE       TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Neuberger Berman Advisers Management Trust: (continued)
         Lehman Brothers Short Duration Bond Portfolio
            Base .............................................................   25,049.183   $12.800060   $  320,631
            Base + GMDB/1 ....................................................    9,855.894    12.470724      122,910
            Base + GMDB/2 ....................................................    8,795.858    10.389893       91,388
            Base + GMDB/1 + GMIB .............................................    4,272.329    12.168749       51,989
            Base + GMWB/5 ....................................................    2,935.498    10.432174       30,624
            Base + GMWB/5 + GMDB Opt 2 + GMIB ................................      325.104    10.118160        3,289   $   620,831
                                                                                                                        -----------
         Fasciano Portfolio
            Base .............................................................    2,345.425    14.441033       33,870
            Base + GMDB/1 + GMIB .............................................      256.548    14.020451        3,597        37,467
                                                                                                                        -----------
         Mid-Cap Growth Portfolio
            Base .............................................................   10,979.845    13.318043      146,230
            Base + GMDB/1 ....................................................    3,307.503    13.033920       43,110
            Base + GMDB/1 + GMIB .............................................    3,013.102    12.775679       38,494
            Base + GMWB/5 ....................................................      222.474    17.539954        3,902       231,736
                                                                                                                        -----------
         Partners Portfolio
            Base .............................................................   57,523.995    16.450391      946,292
            Base + GMDB/1 ....................................................    3,474.694    16.027092       55,689
            Base + GMDB/2 ....................................................       75.564    16.497901        1,247
            Base + GMDB/1 + GMIB .............................................    1,375.761    15.638794       21,515
            Base + GMDB/2 + GMIB .............................................    2,353.890    16.297395       38,362
            Base + GMWB/5 + GMDB Opt 2 .......................................    2,096.880    16.264217       34,104
            Base + GMWB/2 + GMDB Opt 2 .......................................      493.623    16.165098        7,979     1,105,188
                                                                                                                        -----------
         Regency Portfolio
            Base .............................................................    4,463.664    19.392791       86,563
            Base + GMDB/1 ....................................................      439.101    19.093603        8,384
            Base + GMDB/2 ....................................................       50.706    14.978766          760
            Base + GMDB/1 + GMIB .............................................       30.796    18.828100          580
            Base + GMWB/5 ....................................................    1,194.242    15.039711       17,961
            Base + GMWB/5 + GMDB Opt 1 .......................................      499.740    14.826860        7,410
            Base + GMWB/2 + GMDB Opt 2 .......................................      218.269    14.676547        3,203       124,861
                                                                                                                        -----------
         Socially Responsive Fund
            Base .............................................................    4,909.622    14.160406       69,522
            Base + GMDB/2 ....................................................    4,027.444    13.928434       56,096
            Base + GMDB/1 + GMIB .............................................      175.446    13.826464        2,426
            Base + GMDB/2 + GMIB .............................................    4,266.151    13.775769       58,770       186,814
                                                                                                                        -----------
      Northern Lights Variable Trust:
         JNF Balanced Portfolio
            Base .............................................................   60,530.693     9.787255      592,429
            Base + GMDB/1 ....................................................    6,325.853     9.764284       61,767
            Base + GMDB/2 ....................................................    4,870.304     9.757759       47,523
            Base + GMDB/1 + GMIB .............................................      927.937     9.744667        9,042
            Base + GMDB/2 + GMIB .............................................       82.702     9.738134          805       711,566
                                                                                                                        -----------
         JNF Equity Portfolio
            Base .............................................................  186,037.052     8.962538    1,667,364
            Base + GMDB/1 ....................................................   15,037.477     8.941491      134,457
            Base + GMDB/2 ....................................................   13,980.559     8.935506      124,923
            Base + GMDB/1 + GMIB .............................................    2,287.282     8.923515       20,411
            Base + GMDB/2 + GMIB .............................................   10,464.273     8.917521       93,315
            Base + GMWB/5 ....................................................    1,233.802     8.941491       11,032
            Base + GMWB/5 + GMDB Opt 1 .......................................    1,136.193     8.920517       10,135
            Base + GMWB/5 + GMDB Opt 2 .......................................      858.544     8.914523        7,654
            Base + GMWB/2 ....................................................    2,178.215     8.932512       19,457
            Base + GMWB/2 + GMDB Opt 1 .......................................    2,735.861     8.911530       24,381     2,113,129
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

===================================================================================================================================
                                                                                                 UNIT                   SUB-ACCOUNT
                                                                                      UNITS      VALUE         VALUE       TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      PIMCO Variable Insurance Trust:
         Emerging Markets Bond Portfolio
            Base + GMDB/1 ....................................................      221.400   $11.131265   $    2,464
            Base + GMDB/2 ....................................................      590.624    11.112695        6,563   $     9,027
                                                                                                                        -----------
         Foreign Bond US Dollar Hedged Portfolio
            Base + GMDB/1 ....................................................      215.954    10.395067        2,245         2,245
                                                                                                                        -----------
         Global Bond Unhedged Portfolio
            Base .............................................................    6,804.723    10.993800       74,810        74,810
                                                                                                                        -----------
         High Yield Portfolio
            Base .............................................................   10,621.650    10.745740      114,137
            Base + GMDB/2 ....................................................      763.249    10.665024        8,140
            Base + GMDB/1 + GMIB .............................................      448.858    10.629318        4,771
            Base + GMWB/5 ....................................................        0.626    10.682865            7
            Base + GMWB/5 + GMDB Opt 2 .......................................      914.025    10.602622        9,691       136,746
                                                                                                                        -----------
         Long Term US Government Portfolio
            Base .............................................................   19,618.203    10.734340      210,588
            Base + GMWB/5 + GMDB Opt 2 .......................................    2,979.914    10.634671       31,690       242,278
                                                                                                                        -----------
         Money Market Portfolio
            Base .............................................................  384,456.195    10.784142    4,146,030
            Base + GMDB/1 ....................................................   14,911.228    10.646348      158,750
            Base + GMDB/2 ....................................................    5,970.646    10.607424       63,333
            Base + GMDB/1 + GMIB .............................................   11,679.716    10.529767      122,985
            Base + GMDB/2 + GMIB .............................................      380.411    10.491167        3,991
            Base + GMWB/5 ....................................................    3,526.449    10.646348       37,544
            Base + GMWB/5 + GMDB Opt 1 .......................................    3,290.100    10.510452       34,580
            Base + GMWB/5 + GMDB Opt 2 .......................................    9,236.742    10.471900       96,726
            Base + GMWB/5 + GMDB Opt 1 + GMIB ................................    4,098.953    10.395217       42,610
            Base + GMWB/5 + GMDB Opt 2 + GMIB ................................    1,612.346    10.357092       16,699
            Base + GMWB/2 + GMDB Opt 2 .......................................   14,610.119    10.414340      152,155     4,875,403
                                                                                                                        -----------
         RealEstateRealReturn Strategy Portfolio
            Base .............................................................    5,389.853    10.206463       55,011
            Base + GMDB/1 ....................................................      391.810    10.146747        3,976        58,987
                                                                                                                        -----------
         Real Return Portfolio
            Base .............................................................   35,019.260    12.317776      431,359
            Base + GMDB/1 ....................................................    8,070.121    12.127626       97,871
            Base + GMDB/2 ....................................................    7,221.255    11.564534       83,510
            Base + GMDB/1 + GMIB .............................................    2,885.076    11.958947       34,502
            Base + GMDB/2 + GMIB .............................................    4,360.647    11.423929       49,816
            Base + GMWB/5 ....................................................    5,533.212    11.611607       64,249
            Base + GMWB/5 + GMDB Opt 1 .......................................    1,034.415    11.447256       11,841
            Base + GMWB/5 + GMDB Opt 2 .......................................      672.416    11.400667        7,666
            Base + GMWB/2 + GMDB Opt 1 .......................................    4,999.726    11.377464       56,884       837,698
                                                                                                                        -----------
         Short Term Portfolio
            Base .............................................................   46,878.446    10.721847      502,624
            Base + GMDB/1 ....................................................    5,133.104    10.584861       54,333
            Base + GMDB/2 ....................................................   17,379.140    10.546171      183,283
            Base + GMDB/1 + GMIB .............................................      805.949    10.468959        8,437
            Base + GMDB/2 + GMIB .............................................       34.028    10.430569          355
            Base + GMWB/5 ....................................................    4,258.036    10.584861       45,071
            Base + GMWB/5 + GMDB Opt 1 .......................................      546.709    10.449762        5,713
            Base + GMWB/5 + GMDB Opt 2 .......................................    3,021.628    10.411419       31,459
            Base + GMWB/5 + GMDB Opt 2 + GMIB ................................    2,037.279    10.297281       20,978
            Base + GMWB/2 + GMDB Opt 2 .......................................      599.040    10.354182        6,203       858,456
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

===================================================================================================================================
                                                                                                 UNIT                   SUB-ACCOUNT
                                                                                      UNITS      VALUE         VALUE       TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      PIMCO Variable Insurance Trust: (continued)
         Total Return Portfolio
            Base .............................................................   81,616.692   $11.600147   $  946,766
            Base + GMDB/1 ....................................................   15,723.482    11.421085      179,579
            Base + GMDB/2 ....................................................    7,414.397    11.369601       84,299
            Base + GMDB/1 + GMIB .............................................   16,565.900    11.262232      186,569
            Base + GMDB/2 + GMIB .............................................    3,262.963    11.231369       36,648
            Base + GMWB/5 ....................................................    4,415.616    11.415874       50,408
            Base + GMWB/5 + GMDB Opt 2 .......................................    2,750.754    11.208492       30,832
            Base + GMWB/5 + GMDB Opt 2 + GMIB ................................    7,929.759    11.072236       87,800
            Base + GMWB/2 ....................................................    5,049.683    11.346428       57,296
            Base + GMWB/2 + GMDB Opt 2 .......................................    2,262.775    11.140157       25,208   $ 1,685,405
                                                                                                                        -----------
      Pioneer Variable Contracts Trust:
         Emerging Markets Portfolio
            Base .............................................................   19,219.241    15.652741      300,834
            Base + GMDB/1 ....................................................    6,499.599    15.589001      101,322
            Base + GMWB/5 ....................................................      675.551    15.589001       10,531
            Base + GMWB/5 + GMDB Opt 1 .......................................      566.142    15.525577        8,790       421,477
                                                                                                                        -----------
         Equity Income Portfolio
            Base .............................................................   28,754.591    12.989967      373,521
            Base + GMDB/1 + GMIB .............................................    5,567.602    12.436275       69,240
            Base + GMWB/5 ....................................................      946.536    14.605292       13,824
            Base + GMWB/5 + GMDB Opt 2 .......................................    1,279.348    14.340073       18,346       474,931
                                                                                                                        -----------
         Fund Portfolio
            Base .............................................................   25,251.977    11.509406      290,635
            Base + GMDB/1 ....................................................    1,356.364    11.252619       15,263
            Base + GMDB/1 + GMIB .............................................   13,204.240    11.018660      145,493
            Base + GMWB/5 ....................................................      560.536    13.795597        7,733
            Base + GMWB/5 + GMDB Opt 1 .......................................    1,286.142    13.600397       17,492
            Base + GMWB/2 ....................................................    1,125.773    13.711733       15,436
            Base + GMWB/2 + GMDB Opt 2 .......................................      171.325    13.462489        2,306       494,358
                                                                                                                        -----------
         Global High Yield Portfolio
            Base .............................................................      425.088    10.315744        4,385         4,385
                                                                                                                        -----------
         High Yield Portfolio
            Base .............................................................   19,296.692    11.607735      223,991
            Base + GMDB/1 ....................................................    7,811.238    11.499616       89,826
            Base + GMDB/2 ....................................................    2,180.845    11.469010       25,012
            Base + GMDB/1 + GMIB .............................................   67,556.262    11.407844      770,671
            Base + GMWB/2 + GMDB Opt 2 .......................................       71.142    11.316712          805     1,110,305
                                                                                                                        -----------
         International Value Portfolio
            Base .............................................................   33,350.001    11.762244      392,271
            Base + GMDB/1 ....................................................       38.775    11.714317          454
            Base + GMDB/2 ....................................................      122.486    11.700698        1,433
            Base + GMDB/1 + GMIB .............................................      137.413    11.673426        1,604
            Base + GMWB/5 ....................................................    3,608.440    11.714317       42,270       438,032
                                                                                                                        -----------
         Mid Cap Value Portfolio
            Base .............................................................    4,169.820    12.540156       52,290
            Base + GMDB/1 ....................................................      513.561    12.423359        6,380
            Base + GMDB/2 ....................................................      443.575    12.390297        5,496        64,166
                                                                                                                        -----------
         Small Cap Value Portfolio
            Base .............................................................       54.164     9.417918          510           510
                                                                                                                        -----------
         Strategic Income Portfolio
            Base .............................................................    2,591.413    10.570283       27,392        27,392
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

===================================================================================================================================
                                                                                             UNIT                      SUB-ACCOUNT
                                                                                UNITS       VALUE         VALUE           TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Royce Capital Fund:
       Micro-Cap Portfolio
         Base ........................................................     16,868.251   $  22.319415   $   376,489
         Base + GMDB/1 ...............................................      3,279.904      21.975080        72,076
         Base + GMDB/2 ...............................................      3,974.459      15.108953        60,050
         Base + GMDB/1 + GMIB ........................................      3,670.942      21.669613        79,548
         Base + GMDB/2 + GMIB ........................................      2,759.465      14.925295        41,186
         Base + GMWB/5 ...............................................        500.536      15.170432         7,593
         Base + GMWB/5 + GMDB Opt 1 ..................................        549.384      14.955737         8,216
         Base + GMWB/5 + GMDB Opt 2 ..................................        627.290      14.894907         9,343
         Base + GMWB/2 + GMDB Opt 1 ..................................      2,001.491      14.864580        29,751   $      684,252
                                                                                                                     --------------
       Small-Cap Portfolio
         Base ........................................................     35,447.922      20.205411       716,240
         Base + GMDB/1 ...............................................      4,107.126      19.893663        81,706
         Base + GMDB/2 ...............................................      4,533.472      14.491336        65,696
         Base + GMDB/1 + GMIB ........................................         71.663      19.617106         1,406
         Base + GMDB/2 + GMIB ........................................      4,139.479      14.315227        59,258
         Base + GMWB/5 ...............................................        748.171      14.550313        10,886
         Base + GMWB/5 + GMDB Opt 1 ..................................        206.691      14.344406         2,965
         Base + GMWB/5 + GMDB Opt 2 ..................................        534.361      14.286073         7,634
         Base + GMWB/2 ...............................................        851.099      14.461857        12,308
         Base + GMWB/2 + GMDB Opt 1 ..................................      1,751.148      14.256987        24,966          983,065
                                                                                                                     --------------
     Rydex Variable Trust:
       CLS AdvisorOne Amerigo Fund
         Base ........................................................      2,361.413      14.001841        33,064
         Base + GMWB/5 + GMDB Opt 2 ..................................     37,784.691      13.705696       517,865          550,929
                                                                                                                     --------------
       CLS AdvisorOne Clermont Fund
         Base ........................................................        915.113      11.783386        10,783           10,783
                                                                                                                     --------------
       Absolute Return Strategies Fund
         Base + GMDB/1 ...............................................      1,222.703      10.476401        12,810
         Base + GMDB/1 + GMIB ........................................        390.957      10.416621         4,072           16,882
                                                                                                                     --------------
       Basic Materials Fund
         Base ........................................................     33,859.609      20.213091       684,407
         Base + GMDB/1 ...............................................      7,091.376      19.954918       141,508
         Base + GMDB/2 ...............................................        206.060      19.882006         4,097
         Base + GMDB/1 + GMIB ........................................      1,308.526      19.736508        25,826
         Base + GMDB/2 + GMIB ........................................      1,892.633      19.664174        37,217
         Base + GMWB/5 ...............................................      1,745.090      19.954918        34,823
         Base + GMWB/5 + GMDB Opt 1 ..................................        391.534      19.700297         7,713
         Base + GMWB/5 + GMDB Opt 2 ..................................        147.542      19.628076         2,896
         Base + GMWB/5 + GMDB Opt 2 + GMIB ...........................         41.539      19.412979           806
         Base + GMWB/2 + GMDB Opt 2 ..................................        116.899      19.520250         2,282
         Base + GMWB/2 + GMDB Opt 2 + GMIB ...........................        131.637      19.306314         2,541          944,116
                                                                                                                     --------------
       Biotechnology Fund
         Base ........................................................        685.261       9.907101         6,789
         Base + GMDB/1 ...............................................        177.616       9.780436         1,737
         Base + GMDB/2 ...............................................         60.225       9.744680           587
         Base + GMDB/2 + GMIB ........................................        656.168       9.637773         6,324           15,437
                                                                                                                     --------------
       Commodities Strategy Fund
         Base ........................................................          8.669      10.080885            87
         Base + GMDB/1 + GMIB ........................................         97.078       9.937833           965            1,052
                                                                                                                     --------------
       Consumer Products Fund
         Base ........................................................        145.173      12.959205         1,881
         Base + GMDB/2 ...............................................        207.585      12.746909         2,646            4,527
                                                                                                                     --------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

===================================================================================================================================
                                                                                             UNIT                      SUB-ACCOUNT
                                                                                UNITS        VALUE           VALUE        TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Rydex Variable Trust: (continued)
       Dow 2X Strategy Fund
         Base ........................................................    358,898.645   $  14.374106   $ 5,158,847
         Base + GMDB/1 ...............................................     23,337.603      14.202625       331,455
         Base + GMDB/2 ...............................................        121.251      14.154186         1,716
         Base + GMDB/1 + GMIB ........................................     17,961.299      14.057418       252,489
         Base + GMDB/2 + GMIB ........................................     14,774.780      14.009291       206,984
         Base + GMWB/2 + GMDB Opt 2 + GMIB ...........................        536.938      13.772114         7,395   $    5,958,886
                                                                                                                     --------------
       Energy Fund
         Base ........................................................    110,900.490      23.958045     2,656,959
         Base + GMDB/1 ...............................................      1,206.819      23.652026        28,544
         Base + GMDB/2 ...............................................        120.013      23.565632         2,828
         Base + GMDB/1 + GMIB ........................................        892.915      23.393157        20,888
         Base + GMDB/2 + GMIB ........................................     16,136.700      23.307397       376,104
         Base + GMWB/5 ...............................................      1,515.375      23.652026        35,842
         Base + GMWB/5 + GMDB Opt 1 ..................................         76.086      23.350223         1,777
         Base + GMWB/5 + GMDB Opt 2 ..................................         28.623      23.264633           666
         Base + GMWB/5 + GMDB Opt 2 + GMIB ...........................         36.274      23.009677           835
         Base + GMWB/2 + GMDB Opt 2 ..................................         38.349      23.136792           887        3,125,330
                                                                                                                     --------------
       Energy Services Fund
         Base ........................................................    106,325.759      26.148176     2,780,225
         Base + GMDB/1 ...............................................      4,244.462      25.814137       109,567
         Base + GMDB/2 ...............................................        212.857      25.719828         5,475
         Base + GMDB/1 + GMIB ........................................      1,884.406      25.531545        48,112
         Base + GMDB/2 + GMIB ........................................     13,417.731      25.437927       341,319
         Base + GMWB/5 + GMDB Opt 1 ..................................        310.532      25.484697         7,914
         Base + GMWB/5 + GMDB Opt 2 ..................................        117.454      25.391255         2,982
         Base + GMWB/5 + GMDB Opt 2 + GMIB ...........................         37.053      25.112915           931        3,296,525
                                                                                                                     --------------
       Europe 1.25X Strategy Fund
         Base ........................................................     14,171.850      17.975744       254,750
         Base + GMDB/1 ...............................................      4,818.751      17.746116        85,514
         Base + GMDB/2 ...............................................      1,239.272      17.681261        21,912
         Base + GMDB/1 + GMIB ........................................      3,187.983      17.551846        55,955
         Base + GMDB/2 + GMIB ........................................        372.968      17.487515         6,522
         Base + GMWB/2 + GMDB Opt 2 ..................................        571.485      17.359491         9,921
         Base + GMWB/2 + GMDB Opt 2 + GMIB ...........................         88.666      17.169240         1,522          436,096
                                                                                                                     --------------
       Financial Services Fund
         Base ........................................................      3,126.172      10.775929        33,687
         Base + GMDB/2 ...............................................        186.451      10.599379         1,976
         Base + GMDB/1 + GMIB ........................................         90.872      10.521767           956           36,619
                                                                                                                     --------------
       Government Long Bond 1.2X Strategy Fund
         Base ........................................................     43,274.960      11.349859       491,165
         Base + GMDB/1 ...............................................     20,046.593      11.174632       224,013
         Base + GMDB/2 ...............................................      4,365.638      11.744210        51,271
         Base + GMDB/1 + GMIB ........................................      4,072.887      11.019189        44,880
         Base + GMDB/2 + GMIB ........................................         59.870      11.601449           695
         Base + GMWB/5 + GMDB Opt 1 + GMIB ...........................      6,983.318      11.483793        80,195
         Base + GMWB/5 + GMDB Opt 2 + GMIB ...........................      6,681.277      11.437068        76,414
         Base + GMWB/2 + GMDB Opt 2 ..................................      1,544.516      11.507229        17,773          986,406
                                                                                                                     --------------
       Health Care Fund
         Base ........................................................      3,228.538      11.892872        38,397
         Base + GMDB/1 ...............................................      1,332.143      11.740888        15,641
         Base + GMDB/2 ...............................................        569.559      11.697988         6,663
         Base + GMDB/1 + GMIB ........................................        665.211      11.612331         7,725
         Base + GMDB/2 + GMIB ........................................      2,571.594      11.569703        29,753           98,179
                                                                                                                     --------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

===================================================================================================================================
                                                                                             UNIT                      SUB-ACCOUNT
                                                                                UNITS        VALUE           VALUE        TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Rydex Variable Trust: (continued)
       Hedged Equity Fund
         Base + GMDB/1 + GMIB ........................................         70.774   $  10.323701   $       731   $          731
                                                                                                                     --------------
       Internet Fund
         Base ........................................................         93.693      12.813312         1,201
         Base + GMDB/1 ...............................................         97.676      12.649590         1,236
         Base + GMDB/2 ...............................................         56.047      12.603352           706
         Base + GMWB/5 ...............................................      1,578.090      12.649590        19,962           23,105
                                                                                                                     --------------
       Inverse Dow 2X Strategy Fund
         Base ........................................................     90,170.008       6.043942       544,982
         Base + GMDB/2 + GMIB ........................................         67.865       5.890374           400          545,382
                                                                                                                     --------------
       Inverse Government Long Bond Strategy Fund
         Base ........................................................        291.412       8.126171         2,368
         Base + GMDB/1 ...............................................         42.164       8.000732           337
         Base + GMDB/1 + GMIB ........................................         84.243       7.889442           665
         Base + GMWB/2 + GMDB Opt 2 ..................................        218.631       7.768069         1,698            5,068
                                                                                                                     --------------
       Inverse Mid-Cap Strategy Fund
         Base + GMDB/1 + GMIB ........................................        116.476       7.160582           834              834
                                                                                                                     --------------
       Inverse Russell 2000 Strategy Fund
         Base ........................................................     14,082.760       7.294468       102,726
         Base + GMDB/1 ...............................................      4,114.313       7.207370        29,653
         Base + GMDB/1 + GMIB ........................................        137.311       7.133637           980          133,359
                                                                                                                     --------------
       Inverse S&P 500 Strategy Fund
         Base ........................................................     75,396.208       6.300607       475,042
         Base + GMDB/1 + GMIB ........................................        262.546       6.116974         1,606          476,648
                                                                                                                     --------------
       Japan 1.25X Strategy Fund
         Base ........................................................      5,572.235      11.112712        61,923
         Base + GMDB/2 + GMIB ........................................        524.182      10.810773         5,667           67,590
                                                                                                                     --------------
       Large Cap Growth Fund
         Base ........................................................     17,444.949      11.319867       197,475
         Base + GMDB/1 ...............................................        137.843      11.184776         1,542
         Base + GMDB/2 ...............................................      5,016.486      11.146609        55,917
         Base + GMDB/1 + GMIB ........................................      2,268.810      11.070392        25,117
         Base + GMWB/2 + GMDB Opt 2 ..................................        473.806      10.957755         5,192          285,243
                                                                                                                     --------------
       Large Cap Value Fund
         Base ........................................................     17,481.609      12.422961       217,173
         Base + GMDB/1 ...............................................      5,550.813      12.274753        68,135
         Base + GMDB/1 + GMIB ........................................        259.640      12.149251         3,154
         Base + GMDB/2 + GMIB ........................................     11,387.686      12.107656       137,878
         Base + GMWB/2 + GMDB Opt 2 ..................................         56.601      12.025671           681          427,021
                                                                                                                     --------------
       Leisure Fund
         Base ........................................................     16,413.006      12.630330       207,302
         Base + GMDB/1 ...............................................      7,076.943      12.468976        88,242
         Base + GMDB/2 ...............................................         97.602      12.423418         1,213          296,757
                                                                                                                     --------------
       Mid Cap 1.5X Strategy Fund
         Base ........................................................      2,998.795      22.349868        67,023
         Base + GMDB/1 + GMIB ........................................        219.900      21.699200         4,772
         Base + GMWB/5 ...............................................        462.457      15.169367         7,015
         Base + GMWB/2 + GMDB Opt 2 ..................................         51.814      14.803061           767           79,577
                                                                                                                     --------------
       Mid-Cap Growth Fund
         Base ........................................................      5,079.781      13.222394        67,167
         Base + GMDB/1 + GMIB ........................................        761.575      12.930998         9,848
         Base + GMWB/2 + GMDB Opt 2 ..................................        173.841      12.799437         2,225           79,240
                                                                                                                     --------------
       Mid-Cap Value Fund
         Base ........................................................      3,754.591      13.097930        49,177
         Base + GMDB/1 + GMIB ........................................        396.229      12.809347         5,075
         Base + GMDB/2 + GMIB ........................................        434.014      12.765503         5,540
         Base + GMWB/2 + GMDB Opt 2 ..................................         47.331      12.679045           600           60,392
                                                                                                                     --------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

===================================================================================================================================
                                                                                             UNIT                      SUB-ACCOUNT
                                                                                UNITS        VALUE           VALUE        TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves:(continued)
     Rydex Variable Trust: (continued)
       Multi-Cap Core Equity Fund
         Base ........................................................     14,896.306   $  10.174769   $   151,566   $      151,566
                                                                                                                     --------------
       Nova Fund
         Base ........................................................      4,646.856      13.484529        62,661
         Base + GMDB/1 ...............................................      2,008.264      13.157157        26,423           89,084
                                                                                                                     --------------
       OTC 2X Strategy Fund
         Base ........................................................     27,936.978      15.138086       422,912
         Base + GMDB/1 ...............................................     22,134.674      14.944657       330,795
         Base + GMDB/2 ...............................................        182.704      14.890033         2,720
         Base + GMDB/1 + GMIB ........................................    100,105.023      14.781018     1,479,654        2,236,081
                                                                                                                     --------------
       OTC Fund
         Base ........................................................      9,180.896      17.011790       156,183
         Base + GMDB/1 ...............................................        442.458      16.598643         7,344
         Base + GMDB/1 + GMIB ........................................     65,672.689      16.220658     1,065,254
         Base + GMWB/2 + GMDB Opt 2 ..................................        173.621      12.802515         2,223
         Base + GMWB/2 + GMDB Opt 2 + GMIB ...........................        993.823      12.646914        12,569        1,243,573
                                                                                                                     --------------
       Precious Metals Fund
         Base ........................................................     14,534.906      19.278714       280,214
         Base + GMDB/1 ...............................................      4,035.169      19.032268        76,798
         Base + GMDB/2 ...............................................     13,643.347      18.962683       258,714
         Base + GMDB/1 + GMIB ........................................      1,256.838      18.823749        23,658
         Base + GMDB/2 + GMIB ........................................     19,994.000      18.754677       374,981
         Base + GMWB/5 + GMDB Opt 2 + GMIB ...........................      1,654.098      18.514894        30,625        1,044,990
                                                                                                                     --------------
       Real Estate Fund
         Base ........................................................      9,685.357      14.526075       140,690
         Base + GMDB/1 ...............................................        354.447      14.340523         5,083
         Base + GMDB/2 ...............................................         47.460      14.288145           678
         Base + GMDB/1 + GMIB ........................................        578.671      14.183583         8,208
         Base + GMDB/2 + GMIB ........................................         74.465      14.131589         1,052          155,711
                                                                                                                     --------------
       Russell 2000 1.5X Strategy Fund
         Base ........................................................      8,123.678      21.930793       178,159
         Base + GMDB/1 + GMIB ........................................        315.022      21.292283         6,708
         Base + GMWB/2 + GMDB Opt 2 ..................................         57.632      13.798338           795          185,662
                                                                                                                     --------------
       Russell 2000 2X Strategy Fund
         Base ........................................................        828.912       8.941503         7,412            7,412
                                                                                                                     --------------
       S&P 500 2X Strategy Fund
         Base ........................................................    116,865.575      14.260791     1,666,596
         Base + GMDB/1 ...............................................     19,315.418      14.078624       271,935
         Base + GMDB/1 + GMIB ........................................        402.905      13.924491         5,610
         Base + GMWB/2 + GMDB Opt 2 ..................................         53.128      13.771872           732        1,944,873
                                                                                                                     --------------
       Sector Rotation Fund
         Base ........................................................     11,151.272      20.339861       226,815
         Base + GMDB/1 ...............................................      3,870.209      20.026047        77,505
         Base + GMDB/1 + GMIB ........................................         93.574      19.747683         1,848
         Base + GMDB/2 + GMIB ........................................         26.455      16.103903           426
         Base + GMWB/5 ...............................................      1,859.843      16.368352        30,443          337,037
                                                                                                                     --------------
       Small-Cap Growth Fund
         Base ........................................................     32,808.494      12.635677       414,558
         Base + GMDB/1 ...............................................      9,762.617      12.484899       121,885
         Base + GMDB/2 ...............................................      5,574.369      12.442291        69,358
         Base + GMDB/1 + GMIB ........................................        785.770      12.357232         9,710
         Base + GMWB/2 + GMDB Opt 2 ..................................         99.612      12.231507         1,218          616,729
                                                                                                                     --------------
       Small-Cap Value Fund
         Base ........................................................     16,499.536      10.847248       178,975
         Base + GMDB/1 ...............................................      3,810.458      10.717796        40,840
         Base + GMDB/2 ...............................................        453.417      10.681229         4,843
         Base + GMDB/1 + GMIB ........................................         83.103      10.608197           882          225,540
                                                                                                                     --------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

=================================================================================================================================
                                                                                              UNIT                    SUB-ACCOUNT
                                                                                   UNITS     VALUE           VALUE       TOTAL
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         Strengthening Dollar 2X Strategy Fund
            Base + GMDB/1 + GMIB .........................................       192.427   $ 7.900963   $    1,520   $      1,520
                                                                                                                     ------------
         Technology Fund
            Base .........................................................    58,418.832    12.091149      706,351
            Base + GMDB/1 ................................................       188.219    11.936649        2,247
            Base + GMWB/5 + GMDB Opt 2 + GMIB ............................     1,115.316    11.612344       12,951        721,549
                                                                                                                     ------------
         Telecommunications Fund
            Base .........................................................    50,396.004    13.712381      691,049
            Base + GMDB/1 ................................................        33.533    13.537163          454
            Base + GMDB/2 ................................................       210.240    13.487678        2,836
            Base + GMDB/1 + GMIB .........................................       899.095    13.388913       12,038
            Base + GMDB/2 + GMIB .........................................    20,408.107    13.339826      272,241        978,618
                                                                                                                     ------------
         Transportation Fund
            Base .........................................................       811.743    12.802388       10,392
            Base + GMDB/1 ................................................       627.518    12.638815        7,931         18,323
                                                                                                                     ------------
         U.S. Government Money Market Fund
            Base .........................................................   640,327.563    10.229263    6,550,079
            Base + GMDB/1 ................................................   198,437.032    10.011028    1,986,559
            Base + GMDB/1 + GMIB .........................................    57,295.949     9.812667      562,226
            Base + GMWB/2 + GMDB Opt 2 ...................................     1,130.134    10.021103       11,325
            Base + GMWB/2 + GMDB Opt 2 + GMIB ............................     2,707.599     9.899282       26,803      9,136,992
                                                                                                                     ------------
         Utilities Fund
            Base .........................................................    26,158.838    16.686641      436,503
            Base + GMDB/1 ................................................       268.104    16.473583        4,417
            Base + GMDB/1 + GMIB .........................................    37,479.263    16.293302      610,661
            Base + GMDB/2 + GMIB .........................................       115.665    16.233622        1,878
            Base + GMWB/5 ................................................     1,868.975    16.473583       30,789      1,084,248
                                                                                                                     ------------
         Weakening Dollar 2X Strategy Fund
            Base .........................................................    26,721.038    12.947994      345,984
            Base + GMDB/1 ................................................     2,897.439    12.848816       37,229
            Base + GMDB/2 ................................................       220.877    12.820731        2,832
            Base + GMWB/5 + GMDB Opt 1 ...................................       228.669    12.750500        2,916
            Base + GMWB/5 + GMDB Opt 2 ...................................        85.896    12.722521        1,093        390,054
                                                                                                                     ------------
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio
            Base .........................................................    12,735.045     8.118445      103,389
            Base + GMDB/1 ................................................     1,198.802     7.921259        9,496
            Base + GMDB/2 ................................................        58.465    15.800665          924
            Base + GMDB/1 + GMIB .........................................       165.996     7.740862        1,285        115,094
                                                                                                                     ------------
         Global Technology Portfolio
            Base .........................................................    13,280.559     6.698421       88,959
            Base + GMDB/2 ................................................       243.274    14.162809        3,445
            Base + GMDB/1 + GMIB .........................................     2,312.759     6.386899       14,771
            Base + GMDB/2 + GMIB .........................................    30,463.801    13.990626      426,208
            Base + GMWB/5 ................................................     1,765.082    14.220452       25,100        558,483
                                                                                                                     ------------
      Third Avenue Variable Annuity Trust Series:
         Value Portfolio
            Base .........................................................    22,281.253    19.684481      438,595
            Base + GMDB/1 ................................................     3,593.122    19.380801       69,638
            Base + GMDB/2 ................................................     4,228.289    14.411936       60,938
            Base + GMDB/1 + GMIB .........................................       828.908    19.111338       15,842
            Base + GMDB/2 + GMIB .........................................     3,487.185    14.236775       49,646
            Base + GMWB/5 + GMDB Opt 2 ...................................       561.342    14.207799        7,975
            Base + GMWB/2 + GMDB Opt 1 ...................................     1,820.508    14.178854       25,813        668,447
                                                                                                                     ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

=================================================================================================================================
                                                                                              UNIT                    SUB-ACCOUNT
                                                                                   UNITS     VALUE           VALUE       TOTAL
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Van Eck Worldwide Insurance Trust:
         Absolute Return Fund
            Base .........................................................    18,331.493   $10.601003   $  194,332
            Base + GMDB/1 ................................................     7,097.786    10.437361       74,082
            Base + GMDB/2 ................................................     7,007.615    10.433249       73,112
            Base + GMDB/1 + GMIB .........................................     8,397.098    10.292179       86,424
            Base + GMDB/2 + GMIB .........................................       776.670    10.306422        8,005
            Base + GMWB/5 ................................................         2.520    10.475718           26
            Base + GMWB/5 + GMDB Opt 1 ...................................       223.618    10.327436        2,309
            Base + GMWB/5 + GMDB Opt 2 ...................................     3,748.527    10.285417       38,555
            Base + GMWB/5 + GMDB Opt 2 + GMIB ............................       552.384    10.160361        5,612
            Base + GMWB/2 ................................................     2,948.837    10.412013       30,703   $    513,160
                                                                                                                     ------------
         Bond Fund
            Base .........................................................    21,229.127    15.376486      326,429
            Base + GMDB/1 ................................................     7,561.608    14.980897      113,280
            Base + GMDB/2 ................................................       123.732    11.830886        1,464
            Base + GMDB/1 + GMIB .........................................     1,069.870    14.618115       15,639
            Base + GMDB/2 + GMIB .........................................     2,762.220    11.687077       32,282        489,094
                                                                                                                     ------------
         Emerging Markets Fund
            Base .........................................................    42,554.922    32.413361    1,379,348
            Base + GMDB/1 ................................................     8,807.878    31.579235      278,146
            Base + GMDB/2 ................................................     2,796.019    31.309510       87,542
            Base + GMDB/1 + GMIB .........................................     3,895.610    30.814303      120,041
            Base + GMDB/2 + GMIB .........................................     2,064.355    30.929165       63,849
            Base + GMWB/5 ................................................     4,680.121    31.436817      147,128
            Base + GMWB/5 + GMDB Opt 1 ...................................       198.242    30.992267        6,144
            Base + GMWB/5 + GMDB Opt 2 ...................................        74.899    30.866224        2,312
            Base + GMWB/2 ................................................     2,776.956    31.245778       86,768      2,171,278
                                                                                                                     ------------
         Hard Assets Fund
            Base .........................................................    37,940.436    36.025255    1,366,814
            Base + GMDB/1 ................................................     4,719.195    35.098579      165,637
            Base + GMDB/2 ................................................     5,182.039    33.303858      172,582
            Base + GMDB/1 + GMIB .........................................     1,174.602    34.248801       40,229
            Base + GMDB/2 + GMIB .........................................    16,484.017    32.899272      542,312
            Base + GMWB/5 + GMDB Opt 1 ...................................       228.010    32.966419        7,517
            Base + GMWB/5 + GMDB Opt 2 ...................................        85.810    32.832379        2,817
            Base + GMWB/5 + GMDB Opt 1 + GMIB ............................     1,466.022    32.565929       47,742
            Base + GMWB/5 + GMDB Opt 2 + GMIB ............................       633.790    32.433510       20,556
            Base + GMWB/2 + GMDB Opt 2 ...................................        88.635    32.632326        2,892      2,369,098
                                                                                                                     ------------
         Real Estate Fund
            Base .........................................................    11,463.825    26.099608      299,201
            Base + GMDB/1 ................................................     1,034.708    25.428162       26,311
            Base + GMDB/2 ................................................       913.833    20.883888       19,084
            Base + GMDB/1 + GMIB .........................................     2,627.555    24.812425       65,196
            Base + GMDB/2 + GMIB .........................................     1,672.218    20.630117       34,498
            Base + GMWB/5 ................................................       254.969    20.968852        5,346
            Base + GMWB/5 + GMDB Opt 1 ...................................        30.489    20.672201          630
            Base + GMWB/5 + GMDB Opt 2 ...................................       454.288    20.588122        9,353
            Base + GMWB/2 ................................................     1,439.321    20.841359       29,997        489,616
                                                                                                                     ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

=================================================================================================================================
                                                                                              UNIT                    SUB-ACCOUNT
                                                                                   UNITS     VALUE           VALUE       TOTAL
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Wells Fargo Advantage VT Funds:
         Discovery Fund
            Base .........................................................    13,594.999   $15.483971   $  210,505
            Base + GMDB/1 ................................................     1,802.514    15.336544       27,644
            Base + GMDB/2 ................................................       422.570    15.294828        6,463
            Base + GMDB/1 + GMIB .........................................       504.428    15.211435        7,673
            Base + GMDB/2 + GMIB .........................................       151.107    15.169908        2,292
            Base + GMWB/5 ................................................     1,731.656    15.336544       26,558
            Base + GMWB/5 + GMDB Opt 1 ...................................       117.821    15.190634        1,790
            Base + GMWB/5 + GMDB Opt 2 ...................................        44.455    15.149173          673   $    283,598
                                                                                                                     ------------
         Opportunity Fund
            Base .........................................................     8,489.186    20.335997      172,636
            Base + GMDB/1 ................................................     5,486.776    19.812691      108,708
            Base + GMDB/2 ................................................     4,387.490    14.569715       63,924
            Base + GMDB/1 + GMIB .........................................       615.106    19.332780       11,892
            Base + GMDB/2 + GMIB .........................................     5,644.303    14.392619       81,236
            Base + GMWB/5 + GMDB Opt 2 ...................................       576.768    14.363327        8,284
            Base + GMWB/2 + GMDB Opt 1 ...................................     1,867.486    14.334073       26,769        473,449
---------------------------------------------------------------------------------------------------------------------------------
               Net assets attributable to contract owners' deferred
                  annuity reserves ...............................................................................   $ 87,863,815
---------------------------------------------------------------------------------------------------------------------------------
   Contract owners' annuity payment reserves:
      Lord Abbett Series Fund, Inc:
         Growth and Income Portfolio .............................................................................   $     71,745
---------------------------------------------------------------------------------------------------------------------------------
                Net assets attributable to contract owners' annuity
                   payment reserves ..............................................................................   $     71,745
---------------------------------------------------------------------------------------------------------------------------------
                   Net assets attributable to contract owners' reserves ..........................................   $ 87,935,560
=================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

THIS PAGE INTENTIONALLY LEFT BLANK.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                        40|86 SERIES TRUST
                                                              ----------------------------------------------------------------------
                                                                                             FIXED        GOVERNMENT       MONEY
                                                              BALANCED (j)*  EQUITY (j)*  INCOME (a)*  SECURITIES (a)*  MARKET (a)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...  $       5,321  $       207  $     4,103  $         2,757  $    16,594
Expenses:
   Mortality and expense risk fees .........................          5,541       12,628        1,392            1,188        5,465
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .........................           (220)     (12,421)       2,711            1,569       11,129
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ...................................        100,099     (186,559)       1,487           (2,466)          --
   Net realized short-term capital gain distributions
     from  investments in portfolio shares .................             --           --           --               --           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .......................         14,962      275,906           --               --           --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ............................................        115,061       89,347        1,487           (2,466)          --
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................        (82,198)      80,004         (750)           2,957           --
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .....................................  $      32,643  $   156,930  $     3,448  $         2,060  $    11,129
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                        40|86 SERIES TRUST
                                                              ----------------------------------------------------------------------
                                                                                             FIXED        GOVERNMENT       MONEY
                                                              BALANCED (j)*  EQUITY (j)*  INCOME (a)*  SECURITIES (a)*  MARKET (a)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................  $        (220) $   (12,421) $     2,711  $         1,569  $    11,129
   Net realized gain (loss) on investments in portfolio
      shares ...............................................        115,061       89,347        1,487           (2,466)          --
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio shares .....        (82,198)      80,004         (750)           2,957           --
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
          operations .......................................         32,643      156,930        3,448            2,060       11,129
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....         73,551        6,872           --            9,265       93,845
   Contract redemptions ....................................       (159,920)    (145,292)     (15,495)         (35,670)     (62,705)
   Net transfers (including mortality transfers) ...........       (864,816)  (2,275,037)    (369,973)        (276,384)  (1,399,538)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions .....................       (951,185)  (2,413,457)    (385,468)        (302,789)  (1,368,398)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............       (918,542)  (2,256,527)    (382,020)        (300,729)  (1,357,269)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................        918,542    2,256,527      382,020          300,729    1,357,269
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .......................  $          --  $        --  $        --  $            --  $        --
====================================================================================================================================

*     See Footnote 7 for details.

===========================================================================================================================
                                                                                                                 THE ALGER
                                                                                                                 AMERICAN
                                            AIM VARIABLE INSURANCE FUNDS                                           FUND
-------------------------------------------------------------------------------------------------------------   -----------
                                                            GLOBAL
                   CORE        FINANCIAL       GLOBAL        REAL          HIGH        MID CAP
 BASIC VALUE      EQUITY       SERVICES     HEALTH CARE     ESTATE        YIELD      CORE EQUITY   TECHNOLOGY     GROWTH
---------------------------------------------------------------------------------------------------------------------------
$         576   $    1,663   $        878   $        --   $   46,657   $    83,600   $       110   $       --   $    3,001

        2,871        2,246            668         2,896       18,723        12,200         2,668        1,367       14,044
---------------------------------------------------------------------------------------------------------------------------
       (2,295)        (583)           210        (2,896)      27,934        71,400        (2,558)      (1,367)     (11,043)
---------------------------------------------------------------------------------------------------------------------------

       18,173        3,468            629         7,434      179,425       (29,196)        3,773        2,878      108,068

           98           --            112            --       11,922            --            --           --           --

        9,587           --          3,202            --       99,438            --         3,304           --           --
---------------------------------------------------------------------------------------------------------------------------
       27,858        3,468          3,943         7,434      290,785       (29,196)        7,077        2,878      108,068
---------------------------------------------------------------------------------------------------------------------------

      (26,600)       8,492        (15,567)       (3,615)    (366,580)        9,436        12,098        1,716       10,346
---------------------------------------------------------------------------------------------------------------------------
$      (1,037)  $   11,377   $    (11,414)  $       923   $  (47,861)  $    51,640   $    16,617   $    3,227   $  107,371
===========================================================================================================================

===========================================================================================================================
                                                                                                                 THE ALGER
                                                                                                                 AMERICAN
                                            AIM VARIABLE INSURANCE FUNDS                                           FUND
-------------------------------------------------------------------------------------------------------------   -----------
                                                            GLOBAL
                   CORE        FINANCIAL       GLOBAL        REAL         HIGH         MID CAP
 BASIC VALUE      EQUITY       SERVICES     HEALTH CARE     ESTATE        YIELD      CORE EQUITY   TECHNOLOGY     GROWTH
---------------------------------------------------------------------------------------------------------------------------
$      (2,295)  $     (583)   $       210   $    (2,896)  $   27,934   $    71,400   $    (2,558)  $   (1,367)  $  (11,043)
       27,858        3,468          3,943         7,434      290,785       (29,196)        7,077        2,878      108,068

      (26,600)       8,492        (15,567)       (3,615)    (366,580)        9,436        12,098        1,716       10,346
---------------------------------------------------------------------------------------------------------------------------
       (1,037)      11,377        (11,414)          923      (47,861)       51,640        16,617        3,227      107,371
---------------------------------------------------------------------------------------------------------------------------

       49,869          425          3,603         1,710      312,245        14,630           243       16,214        4,773
      (23,767)     (24,216)        (3,814)      (10,039)    (287,305)      (15,087)      (13,138)      (8,864)     (98,691)
      (43,946)      95,804         (3,811)      613,086     (644,562)     (330,446)       47,247       (1,275)   1,174,671
---------------------------------------------------------------------------------------------------------------------------

      (17,844)      72,013         (4,022)      604,757     (619,622)     (330,903)       34,352        6,075    1,080,753
---------------------------------------------------------------------------------------------------------------------------
      (18,881)      83,390        (15,436)      605,680     (667,483)     (279,263)       50,969        9,302    1,188,124
---------------------------------------------------------------------------------------------------------------------------
      183,182       65,105         56,545       133,528    1,380,779       536,689       172,542       72,272      547,505
---------------------------------------------------------------------------------------------------------------------------
$     164,301   $  148,495    $    41,109   $   739,208   $  713,296   $   257,426   $   223,511   $   81,574   $1,735,629
===========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                      ALLIANCEBERNSTEIN   AMERICAN
                                                                                                          VARIABLE         CENTURY
                                                                                                          PRODUCTS        VARIABLE
                                                                THE ALGER AMERICAN FUND (CONTINUED)        SERIES        PORTFOLIOS
                                                               -------------------------------------  -----------------  -----------
                                                               LEVERAGED    MIDCAP        SMALL           GROWTH AND
                                                                 ALLCAP     GROWTH    CAPITALIZATION        INCOME         BALANCED
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ....  $      --  $       --  $           --  $           2,194  $      550
Expenses:
   Mortality and expense risk fees ..........................      9,335      16,024           5,683              2,724       1,731
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..........................     (9,335)    (16,024)         (5,683)              (530)     (1,181)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales
      of investments in portfolio shares ....................    158,134      34,483          21,245                459         256
   Net realized short-term capital gain distributions from
      investments in portfolio shares .......................         --      49,995              --                476         217
   Net realized long-term capital gain distributions from
      investments in portfolio shares .......................         --      15,591              --              6,971       1,123
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ..........................................    158,134     100,069          21,245              7,906       1,596
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments  in portfolio shares .......      8,123     161,853          36,532             (3,421)       (466)
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from
              operations ....................................  $ 156,922  $  245,898  $       52,094  $           3,955  $      (51)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                      ALLIANCEBERNSTEIN   AMERICAN
                                                                                                          VARIABLE         CENTURY
                                                                                                          PRODUCTS        VARIABLE
                                                                THE ALGER AMERICAN FUND (CONTINUED)        SERIES        PORTFOLIOS
                                                               -------------------------------------  -----------------  -----------
                                                               LEVERAGED    MIDCAP        SMALL          GROWTH AND
                                                                 ALLCAP     GROWTH    CAPITALIZATION        INCOME        BALANCED
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........................  $  (9,335) $  (16,024) $       (5,683) $            (530) $   (1,181)
   Net realized gain (loss) on investments in portfolio
      shares ................................................    158,134     100,069          21,245              7,906       1,596
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .......................      8,123     161,853          36,532             (3,421)       (466)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ......................................    156,922     245,898          52,094              3,955         (51)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ......     62,884      30,275          11,231              6,055           3
   Contract redemptions .....................................    (26,443)    (68,697)        (45,503)           (12,316)     (1,521)
   Net transfers (including mortality transfers) ............    135,004   1,492,791         (54,338)           220,628      87,537
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ...................    171,445   1,454,369         (88,610)           214,367      86,019
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ............    328,367   1,700,267         (36,516)           218,322      85,968
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................    437,330     629,184         380,962             48,925      21,178
------------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period ......................  $ 765,697  $2,329,451  $      344,446  $         267,247  $  107,146
====================================================================================================================================

*     See Footnote 7 for details.

===================================================================================================================================
                                                                             DIREXION       DREYFUS
                                                                            INSURANCE      INVESTMENT
            AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)                  TRUST        PORTFOLIOS
------------------------------------------------------------------------   ------------  --------------
                                                                                              SMALL         DREYFUS
                                                                                               CAP         SOCIALLY      DREYFUS
   INCOME &      INFLATION                                                  DYNAMIC VP        STOCK       RESPONSIBLE     STOCK
    GROWTH       PROTECTION     INTERNATIONAL      VALUE     VISTA (k)*       HY BOND         INDEX         GROWTH        INDEX
-----------------------------------------------------------------------------------------------------------------------------------
$      8,842  $         3,494   $       4,016   $   23,092  $         --   $      4,029  $          172  $        872  $    19,612

       7,792            1,454          26,154       21,848           228          2,345           1,578         2,505       19,069
-----------------------------------------------------------------------------------------------------------------------------------
       1,050            2,040         (22,138)       1,244          (228)         1,684          (1,406)       (1,633)         543
-----------------------------------------------------------------------------------------------------------------------------------

      25,047            1,021         205,753       22,921         2,339          8,174          (9,040)       11,503      187,610

          --               --              --       76,250            --             --              69            --           --

          --               --              --       43,498            --             --           1,779            --           --
-----------------------------------------------------------------------------------------------------------------------------------
      25,047            1,021         205,753      142,669         2,339          8,174          (7,192)       11,503      187,610
-----------------------------------------------------------------------------------------------------------------------------------

     (38,396)           3,936          (7,600)    (190,384)         (229)         1,424          (4,003)        1,831     (130,440)
-----------------------------------------------------------------------------------------------------------------------------------
$    (12,299) $         6,997   $     176,015   $  (46,471) $      1,882   $     11,282  $      (12,601) $     11,701  $    57,713
===================================================================================================================================

===================================================================================================================================
                                                                             DIREXION       DREYFUS
                                                                            INSURANCE      INVESTMENT
            AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)                  TRUST        PORTFOLIOS
------------------------------------------------------------------------   ------------  --------------
                                                                                              SMALL         DREYFUS
                                                                                               CAP         SOCIALLY      DREYFUS
   INCOME &      INFLATION                                                  DYNAMIC VP        STOCK       RESPONSIBLE     STOCK
    GROWTH       PROTECTION     INTERNATIONAL      VALUE     VISTA (k)*       HY BOND         INDEX         GROWTH        INDEX
-----------------------------------------------------------------------------------------------------------------------------------
$      1,050  $         2,040   $     (22,138)   $   1,244  $       (228)  $      1,684  $       (1,406)  $    (1,633) $       543
      25,047            1,021         205,753      142,669         2,339          8,174          (7,192)       11,503      187,610

     (38,396)           3,936          (7,600)    (190,384)         (229)         1,424          (4,003)        1,831     (130,440)
-----------------------------------------------------------------------------------------------------------------------------------
     (12,299)           6,997         176,015      (46,471)        1,882         11,282         (12,601)       11,701       57,713
-----------------------------------------------------------------------------------------------------------------------------------

      14,647            1,011          66,676       90,591         5,047             (4)             14           664       79,965
     (36,567)          (1,943)        (92,183)    (115,835)         (264)            --            (315)      (17,395)     (78,266)
      22,876           27,312         764,854      (36,456)      251,032       (802,415)         14,878      (119,451)    (574,104)
-----------------------------------------------------------------------------------------------------------------------------------

         956           26,380         739,347      (61,700)      255,815       (802,419)         14,577      (136,182)    (572,405)
-----------------------------------------------------------------------------------------------------------------------------------
     (11,343)          33,377         915,362     (108,171)      257,697       (791,137)          1,976      (124,481)    (514,692)
-----------------------------------------------------------------------------------------------------------------------------------
     514,144           54,639       1,207,824      911,658            --        794,487          46,100       280,465    1,562,341
-----------------------------------------------------------------------------------------------------------------------------------
$    502,801  $        88,016   $   2,123,186    $ 803,487  $    257,697   $      3,350  $       48,076   $   155,984  $ 1,047,649
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                   DREYFUS VARIABLE
                                                                    INVESTMENT FUND                FEDERATED INSURANCE SERIES
                                                              ---------------------------   ----------------------------------------
                                                                                                           HIGH
                                                              DISCIPLINED   INTERNATIONAL    CAPITAL       INCOME     INTERNATIONAL
                                                               STOCK (i)*       VALUE       INCOME II     BOND II       EQUITY II
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...  $        --   $      17,988   $   3,870   $    49,720   $         588
Expenses:
   Mortality and expense risk fees .........................          613          17,082       1,883        10,972           4,995
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .........................         (613)            906       1,987        38,748          (4,407)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
      shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..................................       24,019          11,882       5,211       101,761          47,318
   Net realized short-term capital gain distributions from
      investments in portfolio shares ......................           --          28,154          --            --              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ......................        8,935         116,328          --            --              --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ...............................       32,954         156,364       5,211       101,761          47,318
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................      (29,554)       (139,492)     (7,760)     (109,605)        (19,494)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ..................................  $     2,787   $      17,778   $    (562)  $    30,904   $      23,417
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                   DREYFUS VARIABLE
                                                                    INVESTMENT FUND                FEDERATED INSURANCE SERIES
                                                              ---------------------------   ----------------------------------------
                                                                                                           HIGH
                                                              DISCIPLINED   INTERNATIONAL    CAPITAL       INCOME     INTERNATIONAL
                                                               STOCK (i)*       VALUE       INCOME II     BOND II       EQUITY II
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................  $      (613)  $         906   $   1,987   $    38,748   $      (4,407)
   Net realized gain (loss) on investments in portfolio
      shares ...............................................       32,954         156,364       5,211       101,761          47,318
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ......................      (29,554)       (139,492)     (7,760)     (109,605)        (19,494)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .....................................        2,787          17,778        (562)       30,904          23,417
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....           96          38,047       2,724         5,595             371
   Contract redemptions ....................................      (32,027)       (123,291)    (37,252)      (53,570)        (19,805)
   Net transfers (including mortality transfers) ...........     (114,982)       (256,077)     67,261    (1,204,339)        (22,371)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ..................     (146,913)       (341,321)     32,733    (1,252,314)        (41,805)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ..........     (144,126)       (323,543)     32,171    (1,221,410)        (18,388)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................      144,126       1,080,786     107,362     1,609,365         323,098
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ...................  $        --   $     757,243   $ 139,533   $   387,955   $     304,710
====================================================================================================================================

*     See Footnote 7 for details.

=================================================================================================================================
    FEDERATED INSURANCE
     SERIES (CONTINUED)                                                JANUS ASPEN SERIES
----------------------------   --------------------------------------------------------------------------------------------------

                  MARKET                                     GLOBAL LIFE     GROWTH AND   INTERNATIONAL    LARGE CAP    MID CAP
KAUFMANN II   OPPORTUNITY II   BALANCED (k)*   FORTY (k)*   SCIENCES (k)*      INCOME        GROWTH         GROWTH       GROWTH
---------------------------------------------------------------------------------------------------------------------------------
$        --   $           --   $         210   $      165   $          --    $    5,776   $       8,257    $   3,809    $  1,116

        140               77              65          165              85         7,370          20,277        8,949       7,323
---------------------------------------------------------------------------------------------------------------------------------
       (140)             (77)            145           --             (85)       (1,594)        (12,020)      (5,140)     (6,207)
---------------------------------------------------------------------------------------------------------------------------------

      1,397                1             344            7              10        54,626         150,897       21,305      60,939

         --               --              --           --              --            --              --           --          --

         --               --              --           --              --            --              --           --       3,136
---------------------------------------------------------------------------------------------------------------------------------
      1,397                1             344            7              10        54,626         150,897       21,305      64,075
---------------------------------------------------------------------------------------------------------------------------------

         --              184             296        1,422             729       (10,437)        137,865       47,763      32,515
---------------------------------------------------------------------------------------------------------------------------------
$     1,257   $          108   $         785   $    1,429   $         654    $   42,595   $     276,742    $  63,928    $ 90,383
=================================================================================================================================

=================================================================================================================================
    FEDERATED INSURANCE
     SERIES (CONTINUED)                                                JANUS ASPEN SERIES
----------------------------   --------------------------------------------------------------------------------------------------

                  MARKET                                     GLOBAL LIFE     GROWTH AND   INTERNATIONAL    LARGE CAP    MID CAP
KAUFMANN II   OPPORTUNITY II   BALANCED (k)*   FORTY (k)*   SCIENCES (k)*     INCOME          GROWTH        GROWTH       GROWTH
---------------------------------------------------------------------------------------------------------------------------------
$      (140)  $          (77)  $         145   $       --   $         (85)   $   (1,594)  $     (12,020)   $  (5,140)   $ (6,207)
      1,397                1             344            7              10        54,626         150,897       21,305      64,075

         --              184             296        1,422             729       (10,437)        137,865       47,763      32,515
---------------------------------------------------------------------------------------------------------------------------------
      1,257              108             785        1,429             654        42,595         276,742       63,928      90,383
---------------------------------------------------------------------------------------------------------------------------------

      1,040            8,481              (1)       5,046           2,356        11,613         291,792       17,406       8,389
       (616)              --              --           --             (30)      (25,111)       (282,607)     (48,937)    (45,217)
     (1,681)              --          18,027       85,687          25,413      (182,846)        233,579      142,722      96,502
---------------------------------------------------------------------------------------------------------------------------------

     (1,257)           8,481          18,026       90,733          27,739      (196,344)        242,764      111,191      59,674
---------------------------------------------------------------------------------------------------------------------------------
         --            8,589          18,811       92,162          28,393      (153,749)        519,506      175,119     150,057
---------------------------------------------------------------------------------------------------------------------------------
         --               --              --           --              --       397,494         985,335      330,635     332,202
---------------------------------------------------------------------------------------------------------------------------------
$        --   $        8,589   $      18,811   $   92,162   $      28,393    $  243,745   $   1,504,841    $ 505,754    $482,259
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                   LAZARD
                                                                    JANUS ASPEN SERIES (CONTINUED)           RETIREMENT SERIES
                                                               ---------------------------------------   ---------------------------
                                                                                 SMALL
                                                                                COMPANY
                                                                 MID CAP         VALUE       WORLDWIDE    EMERGING    INTERNATIONAL
                                                               VALUE (k)*   (SERVICE) (k)*     GROWTH      MARKETS        EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ....  $       44   $           --   $   1,705   $   14,442   $       3,146
Expenses:
   Mortality and expense risk fees ..........................           3                1       4,330       14,499           3,501
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..........................          41               (1)     (2,625)         (57)           (355)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...................................          --               --      41,775      239,595          16,619
   Net realized short-term capital gain distributions from
      investments in portfolio shares .......................          --               --          --       55,725           4,050
   Net realized long-term capital gain distributions from
      investments in portfolio shares .......................          --               13          --      134,524          17,022
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ................................          --               13      41,775      429,844          37,691
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..........................          11              (54)    (24,817)    (186,555)        (22,419)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ...................................  $       52   $          (42)  $  14,333   $  243,232   $      14,917
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                   LAZARD
                                                                    JANUS ASPEN SERIES (CONTINUED)           RETIREMENT SERIES
                                                               ---------------------------------------   ---------------------------
                                                                                 SMALL
                                                                                COMPANY
                                                                 MID CAP         VALUE       WORLDWIDE    EMERGING    INTERNATIONAL
                                                               VALUE (k)*   (SERVICE) (k)*     GROWTH      MARKETS        EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........................  $       41   $           (1)  $  (2,625)  $      (57)  $        (355)
   Net realized gain (loss) on investments in portfolio
      shares ................................................          --               13      41,775      429,844          37,691
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .......................          11              (54)    (24,817)    (186,555)        (22,419)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ......................................          52              (42)     14,333      243,232          14,917
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ......          --               --       4,856       55,168          28,872
   Contract redemptions .....................................          --               --     (11,190)     (30,091)        (10,009)
   Net transfers (including mortality transfers) ............       4,791              947      44,012      929,061         (75,073)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ...................       4,791              947      37,678      954,138         (56,210)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ...........       4,843              905      52,011    1,197,370         (41,293)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................          --               --     186,420      652,494         174,389
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ....................  $    4,843   $          905   $ 238,431   $1,849,864   $     133,096
====================================================================================================================================

*     See Footnote 7 for details.

=================================================================================================================================
           LAZARD                                                                                      LEGG MASON
RETIREMENT SERIES (CONTINUED)         LEGG MASON PARTNERS VARIABLE EQUITY TRUST              PARTNERS VARIABLE INCOME TRUST
-----------------------------   -----------------------------------------------------   -----------------------------------------
                      US                        CAPITAL                                   GLOBAL
                  STRATEGIC      AGGRESSIVE       AND       FUNDAMENTAL    LARGE CAP    HIGH YIELD                     STRATEGIC
  SMALL CAP      EQUITY (l)*    GROWTH (b)*   INCOME (b)*    VALUE (b)*   GROWTH (b)*    BOND (c)*   GOVERNMENT (d)*   BOND (c)*
---------------------------------------------------------------------------------------------------------------------------------
$          --    $      3,702   $        --   $       773   $     3,467   $        20   $      161   $         2,933   $   7,752

        5,746           4,592           245           700         2,575           801           42               922       2,662
---------------------------------------------------------------------------------------------------------------------------------
       (5,746)           (890)         (245)           73           892          (781)         119             2,011       5,090
---------------------------------------------------------------------------------------------------------------------------------

       12,823          33,395          (465)           33            35         4,996           --              (400)       (633)

       55,591          18,013            --         1,781         1,192            --            7                --          --

       79,026          41,535            63         7,147        12,097            --            3                --          --
---------------------------------------------------------------------------------------------------------------------------------
      147,440          92,943          (402)        8,961        13,324         4,996           10              (400)       (633)
---------------------------------------------------------------------------------------------------------------------------------
     (173,168)        (92,674)         (546)       (9,081)      (28,210)       (1,221)        (196)           (2,328)     (4,885)
---------------------------------------------------------------------------------------------------------------------------------
$     (31,474)   $       (621)  $    (1,193)  $       (47)  $   (13,994)  $     2,994   $      (67)  $          (717)  $    (428)
=================================================================================================================================

=================================================================================================================================
           LAZARD                                                                                      LEGG MASON
RETIREMENT SERIES (CONTINUED)         LEGG MASON PARTNERS VARIABLE EQUITY TRUST              PARTNERS VARIABLE INCOME TRUST
-----------------------------   -----------------------------------------------------   -----------------------------------------
                      US                        CAPITAL                                   GLOBAL
                  STRATEGIC      AGGRESSIVE       AND       FUNDAMENTAL    LARGE CAP    HIGH YIELD                     STRATEGIC
  SMALL CAP      EQUITY (l)*    GROWTH (b)*   INCOME (b)*    VALUE (b)*   GROWTH (b)*    BOND (c)*   GOVERNMENT (d)*   BOND (c)*
---------------------------------------------------------------------------------------------------------------------------------
$      (5,746)   $       (890)  $      (245)  $        73   $       892   $      (781)  $      119   $         2,011   $   5,090
      147,440          92,943          (402)        8,961        13,324         4,996           10              (400)       (633)

     (173,168)        (92,674)         (546)       (9,081)      (28,210)       (1,221)        (196)           (2,328)     (4,885)
---------------------------------------------------------------------------------------------------------------------------------
      (31,474)           (621)       (1,193)          (47)      (13,994)        2,994          (67)             (717)       (428)
---------------------------------------------------------------------------------------------------------------------------------

       47,706           8,478             1           515        92,294         1,666            2                 4      12,719
      (28,191)        (12,894)          (15)         (219)       (3,533)       (1,036)         (42)          (27,400)    (23,370)
     (208,033)        (33,456)       12,202        55,711       204,864        42,495        2,284            82,593      53,502
---------------------------------------------------------------------------------------------------------------------------------

     (188,518)        (37,872)       12,188        56,007       293,625        43,125        2,244            55,197      42,851
---------------------------------------------------------------------------------------------------------------------------------
     (219,992)        (38,493)       10,995        55,960       279,631        46,119        2,177            54,480      42,423
---------------------------------------------------------------------------------------------------------------------------------
      518,645         324,671            --            --            --            --           --                --     115,613
---------------------------------------------------------------------------------------------------------------------------------
$     298,653    $    286,178   $    10,995   $    55,960   $   279,631   $    46,119   $    2,177   $        54,480   $ 158,036
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                         LORD ABBETT
                                                                          LEEGG MASON PARTNERS VARIABLE PORTFOLIOS       SERIES FUND
                                                                    ---------------------------------------------------  -----------
                                                                     AGGRESSIVE                 LARGE CAP      TOTAL      AMERICA'S
                                                                    GROWTH (e)*  ALL CAP (f)*  GROWTH (g)*  RETURN (h)*     VALUE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .........  $        --  $        569  $        --  $       405  $   17,914
Expenses:
   Mortality and expense risk fees ...............................           51         1,004          335          251       9,482
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...............................          (51)         (435)        (335)         154       8,432
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ........................................        1,409        21,258        7,364        2,031      34,967
   Net realized short-term capital gain distributions from
      investments in portfolio shares ............................           29         9,537           --          259       2,391
   Net realized long-term capital gain distributions from
      investments in portfolio shares ............................           --           324           --           58      16,509
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ...............................................        1,438        31,119        7,364        2,348      53,867
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................         (987)      (21,472)      (4,366)      (1,327)    (44,203)
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from
              operations .........................................  $       400  $      9,212  $     2,663  $     1,175  $   18,096
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                         LORD ABBETT
                                                                          LEEGG MASON PARTNERS VARIABLE PORTFOLIOS       SERIES FUND
                                                                    ---------------------------------------------------  -----------
                                                                     AGGRESSIVE                 LARGE CAP      TOTAL      AMERICA'S
                                                                    GROWTH (e)*  ALL CAP (f)*  GROWTH (g)*  RETURN (h)*     VALUE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............................  $       (51) $       (435) $      (335) $       154  $    8,432
   Net realized gain (loss) on investments in portfolio shares ...        1,438        31,119        7,364        2,348      53,867
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ............................         (987)      (21,472)      (4,366)      (1,327)    (44,203)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...          400         9,212        2,663        1,175      18,096
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...........           --           813           (2)           2       4,026
   Contract redemptions ..........................................          (30)         (418)      (1,510)         (50)    (29,436)
   Net transfers (including mortality transfers) .................      (11,491)     (189,530)     (66,074)     (36,711)    (61,525)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ........................      (11,521)     (189,135)     (67,586)     (36,759)    (86,935)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ................      (11,121)     (179,923)     (64,923)     (35,584)    (68,839)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................       11,121       179,923       64,923       35,584     661,808
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .........................  $        --  $         --  $        --  $        --  $  592,969
====================================================================================================================================

*     See Footnote 7 for details.

===================================================================================================================
 LORD ABBETT
 SERIES FUND                                                                                       NORTHERN LIGHTS
 (CONTINUED)                          NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                    VARIABLE TRUST
------------  -----------------------------------------------------------------------------------  ----------------
                 LEHMAN        LEHMAN
               BROTHERS      BROTHERS
 GROWTH AND   HIGH INCOME  SHORT DURATION             MID-CAP                           SOCIALLY         JNF
   INCOME      BOND (m)*     BOND (n)*     FASCIANO   GROWTH    PARTNERS    REGENCY    RESPONSIVE   BALANCED (k)*
-------------------------------------------------------------------------------------------------------------------
$     14,953  $     1,497  $       15,272  $     --  $     --  $    4,246  $     627  $       138  $         8,764

      17,578        2,149           7,637       571     3,802      11,818      2,299        2,087            7,787
-------------------------------------------------------------------------------------------------------------------
      (2,625)        (652)          7,635      (571)   (3,802)     (7,572)    (1,672)      (1,949)             977
-------------------------------------------------------------------------------------------------------------------

      38,746       22,951           1,554       876     9,293     (56,951)     5,481        1,648           (6,209)

       5,608           --              --        --        --       2,204        649          519               --

      76,849           --              --       289        --      64,242      3,118           --               --
-------------------------------------------------------------------------------------------------------------------
     121,203       22,951           1,554     1,165     9,293       9,495      9,248        2,167           (6,209)
-------------------------------------------------------------------------------------------------------------------

     (93,605)        (883)          4,817      (994)    3,344     (16,381)    (2,748)        (703)         (18,229)
-------------------------------------------------------------------------------------------------------------------
$     24,973  $    21,416  $       14,006  $   (400) $  8,835  $  (14,458) $   4,828  $      (485) $       (23,461)
===================================================================================================================

===================================================================================================================
 LORD ABBETT
 SERIES FUND                                                                                       NORTHERN LIGHTS
 (CONTINUED)                          NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                    VARIABLE TRUST
------------  -----------------------------------------------------------------------------------  ----------------
                 LEHMAN        LEHMAN
               BROTHERS       BROTHERS
 GROWTH AND   HIGH INCOME  SHORT DURATION             MID-CAP                           SOCIALLY         JNF
   INCOME      BOND (m)*      BOND (n)*    FASCIANO   GROWTH    PARTNERS    REGENCY    RESPONSIVE   BALANCED (k)*
-------------------------------------------------------------------------------------------------------------------
$     (2,625) $      (652) $        7,635  $   (571) $ (3,802) $   (7,572) $  (1,672) $    (1,949) $           977
     121,203       22,951           1,554     1,165     9,293       9,495      9,248        2,167           (6,209)

     (93,605)        (883)          4,817      (994)    3,344     (16,381)    (2,748)        (703)         (18,229)
-------------------------------------------------------------------------------------------------------------------
      24,973       21,416          14,006      (400)    8,835     (14,458)     4,828         (485)         (23,461)
-------------------------------------------------------------------------------------------------------------------

      10,537        7,309         163,836        --    11,138       1,709      2,283       55,159            7,953
    (103,805)      (2,224)       (118,996)     (525)  (33,678)    (38,400)   (11,498)      (1,607)         (37,063)
    (113,522)     (19,323)        132,255    (1,762)  100,873     791,026    (22,048)      98,033          764,137
-------------------------------------------------------------------------------------------------------------------

    (206,790)     (14,238)        177,095    (2,287)   78,333     754,335    (31,263)     151,585          735,027
-------------------------------------------------------------------------------------------------------------------
    (181,817)       7,178         191,101    (2,687)   87,168     739,877    (26,435)     151,100          711,566
-------------------------------------------------------------------------------------------------------------------
   1,383,619       12,353         429,730    40,154   144,568     365,311    151,296       35,714               --
-------------------------------------------------------------------------------------------------------------------
$  1,201,802  $    19,531  $      620,831  $ 37,467  $231,736  $1,105,188  $ 124,861  $   186,814  $       711,566
===================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===============================================================================================================================
                                                                    NORTHERN LIGHTS
                                                                     VARIABLE TRUST
                                                                      (CONTINUED)          PIMCO VARIABLE INSURANCE TRUST
                                                                    ---------------  ------------------------------------------
                                                                                                                      FOREIGN
                                                                                               COMMODITY-  EMERGING     BOND
                                                                          JNF          ALL     REALRETURN   MARKETS  US DOLLAR
                                                                      EQUITY (k)*     ASSET     STRATEGY     BOND      HEDGED
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .........  $            --  $   102   $       33  $ 22,500  $      74
Expenses:
   Mortality and expense risk fees ...............................           23,914       63          221     5,605         39
-------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...............................          (23,914)      39         (188)   16,895         35
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ........................................          (11,953)      33       (8,257)   (8,205)        --
   Net realized short-term capital gain distributions from
      investments in portfolio shares ............................               --       --           --     6,460         --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ............................               --       --           --    10,314         --
-------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ...............................................          (11,953)      33       (8,257)    8,569         --
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................         (223,841)     174           --   (10,818)         5
-------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ........................................  $      (259,708) $   246   $   (8,445) $ 14,646  $      40
===============================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

=================================================================================================================================
                                                                    NORTHERN LIGHTS
                                                                     VARIABLE TRUST
                                                                      (CONTINUED)            PIMCO VARIABLE INSURANCE TRUST
                                                                    ---------------   -------------------------------------------
                                                                                                                       FOREIGN
                                                                                                COMMODITY-   EMERGING     BOND
                                                                          JNF           ALL     REALRETURN   MARKETS   US DOLLAR
                                                                      EQUITY (k)*      ASSET     STRATEGY      BOND      HEDGED
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............................  $       (23,914) $     39   $     (188) $  16,895  $      35
   Net realized gain (loss) on investments in portfolio shares ...          (11,953)       33       (8,257)     8,569         --
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................         (223,841)      174           --    (10,818)         5
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .....         (259,708)      246       (8,445)    14,646         40
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...........           63,433        --           (1)    16,563         --
   Contract redemptions ..........................................         (101,896)  (16,196)         (72)        --         --
   Net transfers (including mortality transfers) .................        2,411,300    (4,761)       8,518   (848,698)        --
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ...........................        2,372,837   (20,957)       8,445   (832,135)        --
---------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...................        2,113,129   (20,711)          --   (817,489)        40
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................               --    20,711           --    826,516      2,205
---------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .............................  $     2,113,129  $     --   $       --  $   9,027  $   2,245
=================================================================================================================================

*     See Footnote 7 for details.

===================================================================================================================
                                     PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
                                                                  REALESTATE-
GLOBAL BOND     HIGH         LONG TERM      LOW         MONEY     REALRETURN       REAL       SHORT-      TOTAL
  UNHEDGED      YIELD      US GOVERNMENT  DURATION     MARKET      STRATEGY       RETURN      TERM       RETURN
-------------------------------------------------------------------------------------------------------------------
$     5,598  $     30,925  $       5,014  $    796  $    227,027  $     6,626  $    38,022  $  24,778  $    78,560

      2,397         6,424          1,661       276        79,651          421       13,526      8,452       27,551
-------------------------------------------------------------------------------------------------------------------
      3,201        24,501          3,353       520       147,376        6,205       24,496     16,326       51,009
-------------------------------------------------------------------------------------------------------------------

     (7,533)       12,119          5,012     2,263            --       (7,198)     (12,947)      (738)        (321)

        865            --             --        --            --           --        1,934         --           --

        814            --             --        --            --           --            8         --           --
-------------------------------------------------------------------------------------------------------------------
     (5,854)       12,119          5,012     2,263            --       (7,198)     (11,005)      (738)        (321)
-------------------------------------------------------------------------------------------------------------------

       (708)       (5,586)           420        --            --       (2,683)      55,983        (25)      63,312
-------------------------------------------------------------------------------------------------------------------
$    (3,361)  $    31,034  $       8,785  $  2,783  $    147,376  $    (3,676) $    69,474  $  15,563  $   114,000
===================================================================================================================

===================================================================================================================
                                     PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
                                                                  REALESTATE-
GLOBAL BOND     HIGH         LONG TERM      LOW         MONEY     REALRETURN       REAL       SHORT-     TOTAL
  UNHEDGED      YIELD      US GOVERNMENT  DURATION     MARKET      STRATEGY       RETURN       TERM      RETURN
-------------------------------------------------------------------------------------------------------------------
$     3,201  $     24,501  $       3,353  $    520  $    147,376  $     6,205  $    24,496  $  16,326  $    51,009
     (5,854)       12,119          5,012     2,263            --       (7,198)     (11,005)      (738)        (321)

       (708)       (5,586)           420        --            --       (2,683)      55,983        (25)      63,312
-------------------------------------------------------------------------------------------------------------------
     (3,361)       31,034          8,785     2,783       147,376       (3,676)      69,474     15,563      114,000
-------------------------------------------------------------------------------------------------------------------

        262           522            542        (1)    3,160,546        6,155       40,632      7,567      118,066
    (27,714)      (24,598)        (5,968)       --    (1,026,088)        (199)    (172,057)  (143,088)    (243,937)
     19,313       (10,246)       238,919    (2,782)    2,217,506       30,784       76,837    571,640      138,737
-------------------------------------------------------------------------------------------------------------------

     (8,139)      (34,322)       233,493    (2,783)    4,351,964       36,740      (54,588)   436,119       12,866
-------------------------------------------------------------------------------------------------------------------
    (11,500)       (3,288)       242,278        --     4,499,340       33,064       14,886    451,682      126,866
-------------------------------------------------------------------------------------------------------------------
     86,310       140,034             --        --       376,063       25,923      822,812    406,774    1,558,539
-------------------------------------------------------------------------------------------------------------------
$    74,810  $    136,746  $     242,278  $     --  $  4,875,403  $    58,987  $   837,698  $ 858,456  $ 1,685,405
===================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

================================================================================================================================
                                                                                 PIONEER VARIABLE CONTRACTS TRUST
                                                                  --------------------------------------------------------------
                                                                     CORE       EMERGING      EQUITY                   GLOBAL
                                                                  BOND (ag)*    MARKETS       INCOME        FUND     HIGH YIELD
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $      173   $   2,167   $    17,869   $   4,336   $   20,710
Expenses:
   Mortality and expense risk fees ............................           55       5,295        13,643       6,942        4,008
--------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ............................          118      (3,128)        4,226      (2,606)      16,702
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .........................................         (349)     (6,443)       86,331      63,693       (2,995)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................           --       3,082         1,464          --           70
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................           --      61,441        32,372          --           53
--------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ...............................................         (349)     58,080       120,167      63,693       (2,872)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................          (17)       (966)     (118,633)    (34,206)        (202)
--------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ........................................   $     (248)  $  53,986   $     5,760   $  26,881   $   13,628
================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                  --------------------------------------------------------------
                                                                                  PIONEER VARIABLE CONTRACTS TRUST
                                                                  --------------------------------------------------------------
                                                                     CORE       EMERGING      EQUITY                   GLOBAL
                                                                  BOND (ag)*    MARKETS       INCOME        FUND     HIGH YIELD
--------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $      118   $  (3,128)  $     4,226   $  (2,606)  $   16,702
   Net realized gain (loss) on investments in portfolio
     shares ...................................................         (349)     58,080       120,167      63,693       (2,872)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..........................          (17)       (966)     (118,633)    (34,206)        (202)
--------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..         (248)     53,986         5,760      26,881       13,628
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........       22,835     208,864        33,865      11,805          125
   Contract redemptions .......................................           --      (2,197)      (96,628)    (57,815)        (570)
   Net transfers (including mortality transfers) ..............      (26,145)    133,811      (473,535)        601       (8,798)
--------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from contract
         owners' transactions .................................       (3,310)    340,478      (536,298)    (45,409)      (9,243)
--------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................       (3,558)    394,464      (530,538)    (18,528)       4,385
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................        3,558      27,013     1,005,469     512,886           --
--------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .........................   $       --   $ 421,477   $   474,931   $ 494,358   $    4,385
================================================================================================================================

*     See Footnote 7 for details.

=====================================================================================================================
         PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)                ROYCE CAPITAL FUND        RYDEX VARIABLE TRUST
---------------------------------------------------------------   ------------------------   ------------------------
                                                                                                CLS           CLS
   HIGH       INTERNATIONAL    MID CAP      SMALL     STRATEGIC                              ADVISORONE   ADVISORONE
   YIELD          VALUE         VALUE     CAP VALUE     INCOME     MICRO-CAP    SMALL-CAP      AMERIGO     CLERMONT
---------------------------------------------------------------------------------------------------------------------
$    49,108   $       1,202   $     835   $      40   $     348   $   10,173   $       525   $    2,028   $      212

     15,756           7,975       1,756          57          94       14,049        16,505       11,528           95
---------------------------------------------------------------------------------------------------------------------
     33,352          (6,773)       (921)        (17)        254       (3,876)      (15,980)      (9,500)         117
---------------------------------------------------------------------------------------------------------------------

      8,555          33,379     (14,599)     (2,575)         --       84,778        29,216        4,158          (11)

         62              --       2,353         108          --       16,668        15,015       13,577          618

        527           4,151      12,561       1,758          --       41,298        30,659        6,944          882
---------------------------------------------------------------------------------------------------------------------
      9,144          37,530         315        (709)         --      142,744        74,890       24,679        1,489
---------------------------------------------------------------------------------------------------------------------

    (17,056)        (15,332)      6,140        (150)        149      (95,369)      (97,151)      41,769       (1,629)
---------------------------------------------------------------------------------------------------------------------
$    25,440   $      15,425   $   5,534   $    (876)  $     403   $   43,499   $   (38,241)  $   56,948   $      (23)
=====================================================================================================================

=====================================================================================================================
          PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)               ROYCE CAPITAL FUND        RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------
                                                                                                CLS           CLS
    HIGH      INTERNATIONAL    MID CAP      SMALL     STRATEGIC                              ADVISORONE   ADVISORONE
   YIELD          VALUE         VALUE     CAP VALUE     INCOME     MICRO-CAP    SMALL-CAP      AMERIGO     CLERMONT
---------------------------------------------------------------   -------------------------  ------------------------
$    33,352   $      (6,773)  $    (921)  $     (17)  $     254   $   (3,876)  $   (15,980)  $   (9,500)  $      117
      9,144          37,530         315        (709)         --      142,744        74,890       24,679        1,489

    (17,056)        (15,332)      6,140        (150)        149      (95,369)      (97,151)      41,769       (1,629)
---------------------------------------------------------------------------------------------------------------------
     25,440          15,425       5,534        (876)        403       43,499       (38,241)      56,948          (23)
---------------------------------------------------------------------------------------------------------------------

      5,589           4,655       4,727          --          --      169,989       105,186          (79)          37
    (31,309)        (37,758)     (9,058)         --          --      (32,696)      (42,612)      (4,179)          --
    462,788         166,547     (33,228)        887      26,989     (107,882)       56,532      (10,769)      10,769
---------------------------------------------------------------------------------------------------------------------

    437,068         133,444     (37,559)        887      26,989       29,411       119,106      (15,027)      10,806
---------------------------------------------------------------------------------------------------------------------
    462,508         148,869     (32,025)         11      27,392       72,910        80,865       41,921       10,783
---------------------------------------------------------------------------------------------------------------------
    647,797         289,163      96,191         499          --      611,342       902,200      509,008           --
---------------------------------------------------------------------------------------------------------------------
$ 1,110,305   $     438,032   $  64,166   $     510   $  27,392   $  684,252   $   983,065   $  550,929   $   10,783
=====================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

==================================================================================================================================
                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                                  ----------------------------------------------------------------
                                                                   ABSOLUTE
                                                                    RETURN                   BASIC        BIO-       COMMODITIES
                                                                  STRATEGIES    BANKING    MATERIALS   TECHNOLOGY   STRATEGY (o)*
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $      622   $     623   $   1,169   $       --   $          --
Expenses:
   Mortality and expense risk fees ............................          260         121      15,158        2,230             402
----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ............................          362         502     (13,989)      (2,230)           (402)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .........................................          (61)     (8,967)     45,371      (10,419)         (5,791)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................          100          --      38,465           --              --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................           60          --      25,328           --              --
----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ...............................................           99      (8,967)    109,164      (10,419)         (5,791)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................         (597)        571     (35,609)         125             233
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations                                            $     (136)  $  (7,894)  $  59,566   $  (12,524)  $      (5,960)
==================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

==================================================================================================================================
                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                                  ----------------------------------------------------------------
                                                                   ABSOLUTE
                                                                    RETURN                   BASIC        BIO-       COMMODITIES
                                                                  STRATEGIES    BANKING    MATERIALS   TECHNOLOGY   STRATEGY (o)*
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $      362   $     502   $ (13,989)  $   (2,230)  $        (402)
   Net realized gain (loss) on investments in portfolio
      shares ..................................................           99      (8,967)    109,164      (10,419)         (5,791)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..........................         (597)        571     (35,609)         125             233
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..         (136)     (7,894)     59,566      (12,524)         (5,960)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........        8,501           9      81,147        2,774              (2)
   Contract redemptions .......................................       (1,047)         --     (44,456)      (1,355)            (52)
   Net transfers (including mortality transfers) ..............        1,089     (49,986)    543,214       17,504           6,314
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from contract
         owners' transactions .................................        8,543     (49,977)    579,905       18,923           6,260
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................        8,407     (57,871)    639,471        6,399             300
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................        8,475      57,871     304,645        9,038             752
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .........................   $   16,882   $      --   $ 944,116   $   15,437   $       1,052
==================================================================================================================================

*     See Footnote 7 for details.

==============================================================================================================================
                                              RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                                                                          ESSENTIAL    ESSENTIAL
 CONSUMER        DOW 2X                                      ENERGY       PORTFOLIO    PORTFOLIO    EUROPE 1.25X    FINANCIAL
 PRODUCTS     STRATEGY (p)*   ELECTRONICS      ENERGY       SERVICES    CONSERVATIVE    MODERATE   STRATEGY (q)*    SERVICES
------------------------------------------------------------------------------------------------------------------------------
$       212   $      58,631   $        --   $        --   $        --   $         --   $      --   $      12,274   $    1,797

        783          37,392         2,877        25,610        25,127             29          29           7,939        1,124
------------------------------------------------------------------------------------------------------------------------------
       (571)         21,239        (2,877)      (25,610)      (25,127)           (29)        (29)          4,335          673
------------------------------------------------------------------------------------------------------------------------------

      2,960          28,521       (25,725)     (176,199)       39,039             39         (54)       (165,239)     (16,749)

        568         587,032            --         6,462         4,109             --          --          43,636        5,108

        345          37,927            --       272,253       160,519             --          --           6,124        4,795
------------------------------------------------------------------------------------------------------------------------------
      3,873         653,480       (25,725)      102,516       203,667             39         (54)       (115,479)      (6,846)
------------------------------------------------------------------------------------------------------------------------------

       (648)     (1,242,401)          886       317,746       208,844             --          --         (70,281)      (5,392)
------------------------------------------------------------------------------------------------------------------------------
$     2,654   $    (567,682)  $   (27,716)  $   394,652   $   387,384   $         10   $     (83)  $    (181,425)  $  (11,565)
==============================================================================================================================

==============================================================================================================================
                                               RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                                                                          ESSENTIAL    ESSENTIAL
  CONSUMER       DOW 2X                                      ENERGY       PORTFOLIO    PORTFOLIO    EUROPE 1.25X    FINANCIAL
  PRODUCTS    STRATEGY (p)*   ELECTRONICS      ENERGY       SERVICES    CONSERVATIVE    MODERATE   STRATEGY (q)*    SERVICES
------------------------------------------------------------------------------------------------------------------------------
$      (571)  $      21,239   $    (2,877)  $   (25,610)  $   (25,127)  $        (29)  $     (29)  $       4,335   $      673
      3,873         653,480       (25,725)      102,516       203,667             39         (54)       (115,479)      (6,846)

       (648)     (1,242,401)          886       317,746       208,844             --          --         (70,281)      (5,392)
------------------------------------------------------------------------------------------------------------------------------
      2,654        (567,682)      (27,716)      394,652       387,384             10         (83)       (181,425)     (11,565)
------------------------------------------------------------------------------------------------------------------------------

     14,425         141,750         1,417       145,614       120,136          4,002       4,001           4,686        8,321
     (1,440)        (84,012)      (28,674)     (319,238)     (341,235)          (142)       (141)        (32,092)      (7,824)
    (25,508)      6,115,661       (80,922)    1,732,084     2,269,646         (3,870)     (3,777)        347,675     (160,174)
------------------------------------------------------------------------------------------------------------------------------

    (12,523)      6,173,399      (108,179)    1,558,460     2,048,547            (10)         83         320,269     (159,677)
------------------------------------------------------------------------------------------------------------------------------
     (9,869)      5,605,717      (135,895)    1,953,112     2,435,931             --          --         138,844     (171,242)
------------------------------------------------------------------------------------------------------------------------------
     14,396         353,169       135,895     1,172,218       860,594             --          --         297,252      207,861
------------------------------------------------------------------------------------------------------------------------------
$     4,527   $   5,958,886   $        --   $ 3,125,330   $ 3,296,525   $         --   $      --   $     436,096   $   36,619
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------

                                                                       GOVERNMENT                                       INVERSE
                                                                        LONG BOND        HEALTH    HEDGED                DOW 2X
                                                                   1.2X STRATEGY (r)*     CARE     EQUITY   INTERNET  STRATEGY (s)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ........  $           15,820  $       --  $   34  $      --  $      27,197
Expenses:
   Mortality and expense risk fees ..............................               7,162       5,464      15      2,518         21,828
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..............................               8,658      (5,464)     19     (2,518)         5,369
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .......................................              38,880      16,194       1    (44,858)      (169,725)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...........................                  --       3,494       4         --             --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...........................                  --         184       6         --             --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ..............................................              38,880      19,872      11    (44,858)      (169,725)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...........................              23,400         552     (22)     1,913        248,669
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ..........................................  $           70,938  $   14,960  $    8  $ (45,463) $      84,313
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------

                                                                       GOVERNMENT                                       INVERSE
                                                                        LONG BOND        HEALTH    HEDGED                DOW 2X
                                                                   1.2X STRATEGY (r)*     CARE     EQUITY   INTERNET  STRATEGY (s)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................  $            8,658  $   (5,464) $   19  $  (2,518) $       5,369
   Net realized gain (loss) on investments in portfolio shares ..              38,880      19,872      11    (44,858)      (169,725)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...........................              23,400         552     (22)     1,913        248,669
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ..              70,938      14,960       8    (45,463)        84,313
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..........                  --      13,433      --        434           (175)
   Contract redemptions .........................................             (19,279)    (33,832)     --     (4,473)      (876,115)
   Net transfers (including mortality transfers) ................             681,563    (320,570)     --     50,828       (666,408)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions ................................             662,284    (340,969)     --     46,789     (1,542,698)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ...............             733,222    (326,009)      8      1,326     (1,458,385)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................             253,184     424,188     723     21,779      2,003,767
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ........................  $          986,406  $   98,179  $  731  $  23,105  $     545,382
====================================================================================================================================

*     See Footnote 7 for details.

====================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
  INVERSE
 GOVERNMENT        INVERSE         INVERSE         INVERSE         INVERSE
 LONG BOND         MID-CAP           OTC        RUSSELL 2000       S&P 500       JAPAN 1.25X    LARGE CAP    LARGE CAP
STRATEGY (t)*   STRATEGY (u)*   STRATEGY (v)*   STRATEGY (w)*   STRATEGY (x)*   STRATEGY (y)*     GROWTH       VALUE       LEISURE
------------------------------------------------------------------------------------------------------------------------------------
$         247   $          --   $          27   $       6,623   $       2,647   $       4,693   $      --   $     8,185   $      --

        1,652              30             534           7,446           1,524           4,983       4,711        14,679       3,593
------------------------------------------------------------------------------------------------------------------------------------
       (1,405)            (30)           (507)           (823)          1,123            (290)     (4,711)       (6,494)     (3,593)
------------------------------------------------------------------------------------------------------------------------------------

      (12,440)         (2,772)        (28,702)       (103,363)        (53,190)       (149,407)      8,846         4,015      14,695

           --              --              --              --              --              --       4,763        38,417      39,732

           --              --              --              --              --              --       1,731        22,204      11,726
------------------------------------------------------------------------------------------------------------------------------------
      (12,440)         (2,772)        (28,702)       (103,363)        (53,190)       (149,407)     15,340        64,636      66,153
------------------------------------------------------------------------------------------------------------------------------------

        5,037           3,301             880         138,624          13,363         142,438      (2,585)     (110,551)    (78,454)
------------------------------------------------------------------------------------------------------------------------------------
$      (8,808)  $         499   $     (28,329)  $      34,438   $     (38,704)  $      (7,259)  $   8,044   $   (52,409)  $ (15,894)
====================================================================================================================================

====================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
  INVERSE
 GOVERNMENT        INVERSE         INVERSE         INVERSE         INVERSE
 LONG BOND         MID-CAP           OTC        RUSSELL 2000       S&P 500       JAPAN 1.25X    LARGE CAP    LARGE CAP
STRATEGY (t)*   STRATEGY (u)*   STRATEGY (v)*   STRATEGY (w)*   STRATEGY (x)*   STRATEGY (y)*     GROWTH       VALUE       LEISURE
------------------------------------------------------------------------------------------------------------------------------------
$      (1,405)  $         (30)  $        (507)  $        (823)  $       1,123   $        (290)  $  (4,711)  $    (6,494)  $  (3,593)
      (12,440)         (2,772)        (28,702)       (103,363)        (53,190)       (149,407)     15,340        64,636      66,153

        5,037           3,301             880         138,624          13,363         142,438      (2,585)     (110,551)    (78,454)
------------------------------------------------------------------------------------------------------------------------------------
       (8,808)            499         (28,329)         34,438         (38,704)         (7,259)      8,044       (52,409)    (15,894)
------------------------------------------------------------------------------------------------------------------------------------

       31,959              --             372             182             105          62,642      29,140        43,740          20
      (10,714)             --          (1,756)        (14,606)           (331)        (10,838)    (14,017)      (57,383)    (10,259)
     (162,084)        (52,973)         14,393        (953,435)        457,746        (877,238)   (166,564)     (782,170)    (13,204)
------------------------------------------------------------------------------------------------------------------------------------

     (140,839)        (52,973)         13,009        (967,859)        457,520        (825,434)   (151,441)     (795,813)    (23,443)
------------------------------------------------------------------------------------------------------------------------------------
     (149,647)        (52,474)        (15,320)       (933,421)        418,816        (832,693)   (143,397)     (848,222)    (39,337)
------------------------------------------------------------------------------------------------------------------------------------
      154,715          52,474          16,154       1,066,780          57,832         900,283     428,640     1,275,243     336,094
------------------------------------------------------------------------------------------------------------------------------------
$       5,068   $          --   $         834   $     133,359   $     476,648   $      67,590   $ 285,243   $   427,021   $ 296,757
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------

                                                                   MID CAP 1.5X    MID-CAP     MID-CAP     MULTI-CAP
                                                                   STRATEGY (z)*    GROWTH      VALUE     CORE EQUITY      NOVA
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ........  $       1,790  $      --  $     1,219  $       978  $      1,270
Expenses:
   Mortality and expense risk fees ..............................          8,596      1,435        9,837        2,451         2,509
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..............................         (6,806)    (1,435)      (8,618)      (1,473)       (1,239)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .......................................       (108,508)    (5,186)     103,616        5,775        46,463
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...........................          3,859      4,126           --        8,518            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...........................          9,664      3,557           59        4,465            --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ..............................................        (94,985)     2,497      103,675       18,758        46,463
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................         65,781     (2,469)     (49,693)     (26,206)      (26,045)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ..........................................  $     (36,010) $  (1,407) $    45,364  $    (8,921) $     19,179
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------

                                                                   MID CAP 1.5X    MID-CAP     MID-CAP     MULTI-CAP
                                                                   STRATEGY (z)*    GROWTH      VALUE     CORE EQUITY      NOVA
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................  $      (6,806) $  (1,435) $    (8,618) $    (1,473) $     (1,239)
   Net realized gain (loss) on investments in portfolio shares ..        (94,985)     2,497      103,675       18,758        46,463
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...........................         65,781     (2,469)     (49,693)     (26,206)      (26,045)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ..        (36,010)    (1,407)      45,364       (8,921)       19,179
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..........        164,460         72       10,584           --        12,729
   Contract redemptions .........................................        (23,292)    (1,707)     (34,776)          --       (11,849)
   Net transfers (including mortality transfers) ................       (322,653)     1,187   (1,085,334)     (28,684)     (235,713)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions .......................       (181,485)      (448)  (1,109,526)     (28,684)     (234,833)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ...............       (217,495)    (1,855)  (1,064,162)     (37,605)     (215,654)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................        297,072     81,095    1,124,554      189,171       304,738
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ........................  $      79,577  $  79,240  $    60,392  $   151,566  $     89,084
====================================================================================================================================

*     See Footnote 7 for details.

====================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          RUSSELL         RUSSELL
    OTC 2X                      PRECIOUS        REAL                     2000 1.5X        2000 2X         S&P 500 2X       SECTOR
STRATEGY (aa)*       OTC         METALS        ESTATE     RETAILING   STRATEGY (ab)*   STRATEGY (ac)*   STRATEGY (ad)*    ROTATION
------------------------------------------------------------------------------------------------------------------------------------
$        7,072   $       780   $        --   $    6,458   $      --   $        2,376   $           --   $       20,102   $       --

        20,431         8,741         9,797        4,791          41            6,147              152           14,040        3,470
------------------------------------------------------------------------------------------------------------------------------------
       (13,359)       (7,961)       (9,797)       1,667         (41)          (3,771)            (152)           6,062       (3,470)
------------------------------------------------------------------------------------------------------------------------------------

        12,832         6,897        45,145      (23,782)      1,434          (45,495)         (19,981)           4,146        1,938

            --            --            --       16,108          --               --               --          172,722       17,598

            --            --            --       16,108          --            7,974               --           42,256        7,298
------------------------------------------------------------------------------------------------------------------------------------
        12,832         6,897        45,145        8,434       1,434          (37,521)         (19,981)         219,124       26,834
------------------------------------------------------------------------------------------------------------------------------------

        15,922        51,154        19,530      (40,405)      1,120          (13,256)           1,064         (295,573)       9,218
------------------------------------------------------------------------------------------------------------------------------------
$       15,395   $    50,090   $    54,878   $  (30,304)  $   2,513   $      (54,548)  $      (19,069)  $      (70,387)  $   32,582
====================================================================================================================================

====================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          RUSSELL         RUSSELL
    OTC 2X                      PRECIOUS        REAL                     2000 1.5X        2000 2X         S&P 500 2X       SECTOR
STRATEGY (aa)*       OTC         METALS        ESTATE     RETAILING   STRATEGY (ab)*   STRATEGY (ac)*   STRATEGY (ad)*    ROTATION
------------------------------------------------------------------------------------------------------------------------------------
$      (13,359)  $    (7,961)  $    (9,797)  $    1,667   $     (41)  $       (3,771)  $         (152)  $        6,062   $   (3,470)
        12,832         6,897        45,145        8,434       1,434          (37,521)         (19,981)         219,124       26,834

        15,922        51,154        19,530      (40,405)      1,120          (13,256)           1,064         (295,573)       9,218
------------------------------------------------------------------------------------------------------------------------------------
        15,395        50,090        54,878      (30,304)      2,513          (54,548)         (19,069)         (70,387)      32,582
------------------------------------------------------------------------------------------------------------------------------------

        41,038        10,645        21,560       42,783          (6)          31,684             (230)         143,241        4,071
       (28,248)      (24,217)      (89,305)     (29,683)        (48)         (41,667)             (26)         (85,926)     (23,729)
     1,945,556     1,165,771       342,768     (116,680)    (53,314)        (332,745)        (283,043)       1,329,070      176,586
------------------------------------------------------------------------------------------------------------------------------------

     1,958,346     1,152,199       275,023     (103,580)    (53,368)        (342,728)        (283,299)       1,386,385      156,928
------------------------------------------------------------------------------------------------------------------------------------
     1,973,741     1,202,289       329,901     (133,884)    (50,855)        (397,276)        (302,368)       1,315,998      189,510
------------------------------------------------------------------------------------------------------------------------------------
       262,340        41,284       715,089      289,595      50,855          582,938          309,780          628,875      147,527
------------------------------------------------------------------------------------------------------------------------------------
$    2,236,081   $ 1,243,573   $ 1,044,990   $  155,711   $      --   $      185,662   $        7,412   $    1,944,873   $  337,037
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------
                                                                                          STRENGTHENING
                                                                   SMALL-CAP  SMALL-CAP     DOLLAR 2X                      TELE-
                                                                    GROWTH      VALUE    STRATEGY (ae)*  TECHNOLOGY  COMMUNICATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ........  $      --  $     604  $           --  $       --  $        1,724
Expenses:
   Mortality and expense risk fees ..............................      9,449      4,080              18       4,836           6,314
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..............................     (9,449)    (3,476)            (18)     (4,836)         (4,590)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .......................................     20,924     (9,599)             (1)    (38,287)          3,714
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...........................     35,736     25,546              --          --              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...........................     25,302     17,787              --          --              --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares ..     81,962     33,734              (1)    (38,287)          3,714
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................    (86,372)   (91,777)           (200)      4,030         (46,440)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ..  $ (13,859) $ (61,519) $         (219) $  (39,093) $      (47,316)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------
                                                                                          STRENGTHENING
                                                                   SMALL-CAP  SMALL-CAP     DOLLAR 2X                      TELE-
                                                                    GROWTH      VALUE    STRATEGY (ae)*  TECHNOLOGY  COMMUNICATIONS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................  $  (9,449) $  (3,476) $          (18) $   (4,836) $       (4,590)
   Net realized gain (loss) on investments in portfolio shares ..     81,962     33,734              (1)    (38,287)          3,714
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...........................    (86,372)   (91,777)           (200)      4,030         (46,440)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ..    (13,859)   (61,519)           (219)    (39,093)        (47,316)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..........     21,629     28,358              (3)     48,697          48,291
   Contract redemptions .........................................    (26,246)   (29,732)             --     (32,285)        (32,008)
   Net transfers (including mortality transfers) ................   (172,754)   (98,230)          1,742     728,506         962,973
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions .......................   (177,371)   (99,604)          1,739     744,918         979,256
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ...............   (191,230)  (161,123)          1,520     705,825         931,940
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................    807,959    386,663              --      15,724          46,678
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ........................  $ 616,729  $ 225,540  $        1,520  $  721,549  $      978,618
====================================================================================================================================

*     See Footnote 7 for details.

==========================================================================================================================
                                                                                      THIRD AVENUE    VAN ECK WORLDWIDE
            RYDEX VARIABLE TRUST (CONTINUED)                  SELIGMAN PORTFOLIOS     SERIES TRUST     INSURANCE TRUST
--------------------------------------------------------  --------------------------  ------------  ----------------------
                    U.S.
                 GOVERNMENT                 WEAKENING     COMMUNICATIONS
                   MONEY                    DOLLAR 2X           AND         GLOBAL                   ABSOLUTE
TRANSPORTATION     MARKET     UTILITIES   STRATEGY (af)*    INFORMATION   TECHNOLOGY      VALUE       RETURN      BOND
--------------------------------------------------------------------------------------------------------------------------
$           --  $   457,685  $    19,739  $       22,374  $           --  $       --  $     16,391  $   2,768  $   32,729

        11,703      180,692       12,186           1,033           1,674       1,383        12,705      7,604       9,418
--------------------------------------------------------------------------------------------------------------------------
       (11,703)     276,993        7,553          21,341          (1,674)     (1,383)        3,686     (4,836)     23,311
--------------------------------------------------------------------------------------------------------------------------

      (199,394)          --       41,717             343           5,860       1,610        45,568      8,215      (3,449)

            --           --       62,376              --              --          --           699      4,498          --

        12,066           --       70,791              --              --          --        46,542      5,016          --
--------------------------------------------------------------------------------------------------------------------------
      (187,328)          --      174,884             343           5,860       1,610        92,809     17,729      (3,449)
--------------------------------------------------------------------------------------------------------------------------

          (379)          --     (152,628)        (29,122)         10,209       3,081      (137,278)    (7,495)     21,171
--------------------------------------------------------------------------------------------------------------------------
$     (199,410) $   276,993   $   29,809  $       (7,438) $       14,395  $    3,308  $    (40,783) $   5,398  $   41,033
==========================================================================================================================

==========================================================================================================================
                                                                                      THIRD AVENUE    VAN ECK WORLDWIDE
            RYDEX VARIABLE TRUST (CONTINUED)                  SELIGMAN PORTFOLIOS     SERIES TRUST     INSURANCE TRUST
--------------------------------------------------------  --------------------------  ------------  ----------------------
                   U.S.
                GOVERNMENT                  WEAKENING     COMMUNICATIONS
                   MONEY                    DOLLAR 2X           AND         GLOBAL                   ABSOLUTE
TRANSPORTATION    MARKET      UTILITIES   STRATEGY (af)*    INFORMATION   TECHNOLOGY      VALUE       RETURN      BOND
--------------------------------------------------------------------------------------------------------------------------
$      (11,703) $   276,993  $     7,553  $       21,341  $       (1,674) $   (1,383) $      3,686  $  (4,836) $   23,311
      (187,328)          --      174,884             343           5,860       1,610        92,809     17,729      (3,449)

          (379)          --     (152,628)        (29,122)         10,209       3,081      (137,278)    (7,495)     21,171
--------------------------------------------------------------------------------------------------------------------------
      (199,410)     276,993       29,809          (7,438)         14,395       3,308       (40,783)     5,398      41,033
--------------------------------------------------------------------------------------------------------------------------

        72,722   14,078,768       49,697           2,552           5,130       6,862       118,017     11,527       3,931
       (61,491)    (759,886)    (110,267)         (2,105)         (9,363)     (1,532)      (34,450)   (14,728)    (70,467)
        76,372  (15,772,833)     329,195         381,799          (2,896)    481,231       (43,780)   150,324     (26,069)
--------------------------------------------------------------------------------------------------------------------------

        87,603   (2,453,951)     268,625         382,246          (7,129)    486,561        39,787    147,123     (92,605)
--------------------------------------------------------------------------------------------------------------------------
      (111,807)  (2,176,958)     298,434         374,808           7,266     489,869          (996)   152,521     (51,572)
--------------------------------------------------------------------------------------------------------------------------
       130,130   11,313,950      785,814          15,246         107,828      68,614       669,443    360,639     540,666
--------------------------------------------------------------------------------------------------------------------------
$       18,323  $ 9,136,992  $ 1,084,248  $      390,054  $      115,094  $  558,483  $    668,447  $ 513,160  $  489,094
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                  VAN ECK WORLDWIDE                WELLS FARGO
                                                                             INSURANCE TRUST (CONTINUED)       ADVANTAGE VT FUNDS
                                                                         ----------------------------------  -----------------------
                                                                          EMERGING      HARD        REAL
                                                                           MARKETS     ASSETS      ESTATE    DISCOVERY  OPPORTUNITY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............   $   10,179  $      707  $    7,166  $      --  $     2,966
Expenses:
   Mortality and expense risk fees ...................................       35,665      21,458      10,598      4,298        8,753
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...................................      (25,486)    (20,751)     (3,432)    (4,298)      (5,787)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................      259,514     270,787      27,501     45,842       39,872
   Net realized short-term capital gain distributions from
      investments in portfolio shares ................................      158,615      20,479         175         --        9,051
   Net realized long--term capital gain distributions from
      investments in portfolio shares ................................      243,436      48,518      68,862         --       60,448
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares .......      661,565     339,784      96,538     45,842      109,371
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...................................     (106,201)    167,888    (105,756)     4,973      (77,505)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......   $  529,878  $  486,921  $  (12,650) $  46,517  $    26,079
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                  VAN ECK WORLDWIDE               WELLS FARGO
                                                                             INSURANCE TRUST (CONTINUED)      ADVANTAGE VT FUNDS
                                                                         ----------------------------------  -----------------------
                                                                          EMERGING      HARD       REAL
                                                                           MARKETS     ASSETS     ESTATE     DISCOVERY  OPPORTUNITY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................   $  (25,486) $  (20,751) $   (3,432) $  (4,298) $    (5,787)
   Net realized gain (loss) on investments in portfolio shares .......      661,565     339,784      96,538     45,842      109,371
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ................................     (106,201)    167,888    (105,756)     4,973      (77,505)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......      529,878     486,921     (12,650)    46,517       26,079
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............      112,578     155,549      25,819      2,186       13,035
   Contract redemptions ..............................................     (157,293)    (87,140)    (87,317)   (16,247)     (35,918)
   Net transfers (including mortality transfers) .....................     (890,762)  1,253,406    (132,511)   130,694     (186,006)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................     (935,477)  1,321,815    (194,009)   116,633     (208,889)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................     (405,599)  1,808,736    (206,659)   163,150     (182,810)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................    2,576,877     560,362     696,275    120,448      656,259
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................   $2,171,278  $2,369,098  $  489,616  $ 283,598  $   473,449
====================================================================================================================================

*     See Footnote 7 for details.

================================================================================
   COMBINED
    TOTAL
--------------

$   1,734,028

    1,289,317
--------------
      444,711
--------------

    1,805,370

    1,699,120

    2,493,712
--------------
    5,998,202
--------------

   (3,186,986)
--------------
$   3,255,927
==============

==============

--------------
   COMBINED
    TOTAL
--------------

$     444,711
    5,998,202

   (3,186,986)
--------------
    3,255,927
--------------

   21,854,796
   (8,551,838)
    1,155,942
--------------

   14,458,900
--------------
   17,714,827
--------------
   70,220,733
--------------
$  87,935,560
==============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                            40|86 SERIES TRUST
                                                                      --------------------------------------------------------------
                                                                                               FIXED      GOVERNMENT      HIGH
                                                                      BALANCED     EQUITY      INCOME     SECURITIES    YIELD (a)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........   $ 14,245   $  12,429   $  22,071   $    13,205   $     27,140
Expenses:
   Mortality and expense risk fees ................................     12,328      37,975       7,379         5,630          7,600
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ............................      1,917     (25,546)     14,692         7,575         19,540
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .............................................     37,286      72,363     (10,784)      (11,262)       (87,685)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..............................         --          --          --            --             --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..............................         --     269,737          --            --             --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
          shares ..................................................     37,286     342,100     (10,784)      (11,262)       (87,685)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................     52,139     (29,379)      7,581         6,364         85,838
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ...   $ 91,342   $ 287,175   $  11,489   $     2,677   $     17,693
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                            40|86 SERIES TRUST
                                                                       -------------------------------------------------------------
                                                                                                  FIXED    GOVERNMENT      HIGH
                                                                        BALANCED      EQUITY     INCOME    SECURITIES    YIELD (a)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................    $    1,917  $   (25,546) $  14,692  $    7,575  $     19,540
   Net realized gain (loss) on investments in portfolio shares ....        37,286      342,100    (10,784)    (11,262)      (87,685)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..............................        52,139      (29,379)     7,581       6,364        85,838
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ......        91,342      287,175     11,489       2,677        17,693
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ............       280,748      323,681     25,979      41,317        11,014
   Contract redemptions ...........................................       (76,511)    (415,002)   (67,508)    (34,006)     (127,035)
   Net transfers (including mortality transfers) ..................      (153,971)    (348,948)  (151,168)   (161,501)   (1,418,310)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from contract
         owners' transactions .....................................        50,266     (440,269)  (192,697)   (154,190)   (1,534,331)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................       141,608     (153,094)  (181,208)   (151,513)   (1,516,638)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................       776,934    2,409,621    563,228     452,242     1,516,638
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .............................    $  918,542  $ 2,256,527  $ 382,020  $  300,729  $         --
====================================================================================================================================

a)    For the period January 1, 2006 through August 31, 2006 (liquidation of fund).

b)    For the period April 28, 2006 (inception of fund) through Dec 31, 2006.

c) For the period January 1, 2006 through April 27, 2006 (fund merged into AIM VI Core Equity).

d)    Formerly AIM VI Real Estate prior to its name change on July 3, 2006.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================
  40|86
  SERIES
  TRUST
(CONTINUED)                                       AIM VARIABLE INSURANCE FUNDS
-----------   ------------------------------------------------------------------------------------------------------
                                                                                 GLOBAL
   MONEY                     CORE         CORE       FINANCIAL      GLOBAL        REAL        HIGH        MID CAP
   MARKET     BASIC VALUE   EQUITY (b)   STOCK (c)    SERVICES   HEALTH CARE   ESTATE (d)     YIELD     CORE EQUITY
--------------------------------------------------------------------------------------------------------------------
$   139,072   $       222   $      347   $     739   $     836   $        --   $   13,308   $  44,467   $     2,358

     46,910         2,945          631         329         936         3,049       12,635       4,431         3,382
--------------------------------------------------------------------------------------------------------------------
     92,162        (2,723)        (284)        410        (100)       (3,049)         673      40,036        (1,024)
--------------------------------------------------------------------------------------------------------------------

         --        20,693         (154)      7,617       8,340        22,359      200,088       2,115        25,724

         --           487           --          --          --            --        6,544          --         4,194

         --         7,238           --          --         323            --       39,417          --        29,477
--------------------------------------------------------------------------------------------------------------------
         --        28,418         (154)      7,617       8,663        22,359      246,049       2,115        59,395
--------------------------------------------------------------------------------------------------------------------

         --        (6,015)       5,161      (4,219)     (1,425)      (13,719)      63,765     (10,144)      (28,213)
--------------------------------------------------------------------------------------------------------------------
$    92,162   $    19,680   $    4,723   $   3,808   $   7,138   $     5,591   $  310,487   $  32,007   $    30,158
====================================================================================================================

====================================================================================================================
  40|86
  SERIES
  TRUST
(CONTINUED)                                           AIM VARIABLE INSURANCE FUNDS
-----------   ------------------------------------------------------------------------------------------------------
                                                                                 GLOBAL
   MONEY                      CORE         CORE      FINANCIAL      GLOBAL        REAL        HIGH         MID CAP
   MARKET     BASIC VALUE   EQUITY (b)   STOCK (c)   SERVICES    HEALTH CARE   ESTATE (d)     YIELD     CORE EQUITY
--------------------------------------------------------------------------------------------------------------------
$    92,162   $    (2,723)  $     (284)  $     410   $    (100)  $    (3,049)  $      673   $  40,036   $    (1,024)
         --        28,418         (154)      7,617       8,663        22,359      246,049       2,115        59,395

         --        (6,015)       5,161      (4,219)     (1,425)      (13,719)      63,765     (10,144)      (28,213)
--------------------------------------------------------------------------------------------------------------------
     92,162        19,680        4,723       3,808       7,138         5,591      310,487      32,007        30,158
--------------------------------------------------------------------------------------------------------------------

  3,131,605        43,749           --          --       4,414        18,883       93,444        (555)        2,546
   (598,807)      (37,448)      (1,885)         --      (2,867)       (6,467)    (378,840)    (68,074)     (237,766)
 (4,354,460)     (114,114)      62,267     (66,543)    (27,269)      (97,048)     608,163     395,655        (2,358)
--------------------------------------------------------------------------------------------------------------------

 (1,821,662)     (107,813)      60,382     (66,543)    (25,722)      (84,632)     322,767     327,026      (237,578)
--------------------------------------------------------------------------------------------------------------------
 (1,729,500)      (88,133)      65,105     (62,735)    (18,584)      (79,041)     633,254     359,033      (207,420)
--------------------------------------------------------------------------------------------------------------------
  3,086,769       271,315           --      62,735      75,129       212,569      747,525     177,656       379,962
--------------------------------------------------------------------------------------------------------------------
$ 1,357,269   $   183,182   $   65,105   $      --   $  56,545   $   133,528   $1,380,779   $ 536,689   $   172,542
====================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                         AIM
                                                                       VARIABLE
                                                                       INSURANCE
                                                                         FUNDS
                                                                      (CONTINUED)                THE ALGER AMERICAN FUND
                                                                      -----------  -------------------------------------------------
                                                                                              LEVERAGED    MIDCAP         SMALL
                                                                       TECHNOLOGY   GROWTH     ALLCAP      GROWTH    CAPITALIZATION
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........   $        --  $   1,422  $      --  $       --  $           --
Expenses:
   Mortality and expense risk fees ................................         1,101     15,181      6,925      11,628          11,056
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ............................        (1,101)   (13,759)    (6,925)    (11,628)        (11,056)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .............................................        20,413    101,598     57,397      99,800         167,534
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..............................            --         --         --      65,384              --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..............................            --         --         --      24,387              --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ...................................................        20,413    101,598     57,397     189,571         167,534
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................       (10,797)   (81,295)    22,711     (98,383)        (58,336)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ....   $     8,515  $   6,544  $  73,183  $   79,560  $       98,142
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                        AIM
                                                                      VARIABLE
                                                                     INSURANCE
                                                                       FUNDS
                                                                     (CONTINUED)                THE ALGER AMERICAN FUND
                                                                     -----------   -------------------------------------------------
                                                                                              LEVERAGED    MIDCAP         SMALL
                                                                     TECHNOLOGY     GROWTH     ALLCAP      GROWTH    CAPITALIZATION
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............................   $    (1,101)  $ (13,759) $  (6,925) $  (11,628) $      (11,056)
   Net realized gain (loss) on investments in portfolio shares ...        20,413     101,598     57,397     189,571         167,534
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................       (10,797)    (81,295)    22,711     (98,383)        (58,336)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .....         8,515       6,544     73,183      79,560          98,142
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...........        34,038      12,854     17,334      35,861             481
   Contract redemptions ..........................................        (8,100)   (264,537)   (72,404)   (162,140)       (298,363)
   Net transfers (including mortality transfers) .................      (122,496)   (489,802)  (114,456)   (277,486)       (268,651)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from contract
         owners' transactions ....................................       (96,558)   (741,485)  (169,526)   (403,765)       (566,533)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...................       (88,043)   (734,941)   (96,343)   (324,205)       (468,391)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................       160,315   1,282,446    533,673     953,389         849,353
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .............................   $    72,272  $  547,505  $ 437,330  $  629,184  $      380,962
====================================================================================================================================

a) Formerly Potomac Insurance Trust and Potomac Dynamic VP HY Bond prior to their name changes on April 28, 2006.

b)    For the period May 1, 2006 (inception of fund) through December 31, 2006.

   The accompanying notes are an integral part of these financial statements.

======================================================================================================================
 ALLIANCE
 VARIABLE                                                                      DIREXION       DREYFUS
 PRODUCTS                                                                      INSURANCE     INVESTMENT
  SERIES                 AMERICAN CENTURY VARIABLE PORTFOLIOS                  TRUST (a)     PORTFOLIO
----------   ------------------------------------------------------------   --------------   ----------
                                                                                                            DREYFUS
                                                                                                           SOCIALLY
GROWTH AND              INCOME &    INFLATION                                 DYNAMIC VP     SMALL CAP    RESPONSIBLE
INCOME (b)   BALANCED    GROWTH    PROTECTION   INTERNATIONAL     VALUE     HIGH YIELD (a)     INDEX        GROWTH
----------------------------------------------------------------------------------------------------------------------
$       --   $    245   $  9,413   $    2,192   $       7,527   $   7,260   $       24,199   $      117   $       211

       166        689      8,186        1,088           9,670      12,905            3,644        1,598         2,868
----------------------------------------------------------------------------------------------------------------------
      (166)      (444)     1,227        1,104          (2,143)     (5,645)          20,555       (1,481)       (2,657)
----------------------------------------------------------------------------------------------------------------------

       189      3,104     63,143         (778)         56,948      25,799           (2,010)      12,934        11,384

        --        147         --           --              --      23,960               --          114            --

        --        674         --           --              --      21,835               --          551            --
----------------------------------------------------------------------------------------------------------------------
       189      3,925     63,143         (778)         56,948      71,594           (2,010)      13,599        11,384
----------------------------------------------------------------------------------------------------------------------

     3,344        976     17,193           16          50,867      66,340           (1,298)       3,191         4,781
----------------------------------------------------------------------------------------------------------------------
$    3,367   $  4,457   $ 81,563   $      342   $     105,672   $ 132,289   $       17,247   $   15,309   $    13,508
======================================================================================================================

=======================================================================================================================
 ALLIANCE
 VARIABLE                                                                       DIREXION       DREYFUS
 PRODUCTS                                                                       INSURANCE     INVESTMENT
  SERIES                 AMERICAN CENTURY VARIABLE PORTFOLIOS                   TRUST (a)     PORTFOLIO
----------   -------------------------------------------------------------   --------------   ----------
                                                                                                            DREYFUS
                                                                                                           SOCIALLY
GROWTH AND               INCOME &    INFLATION                                 DYNAMIC VP     SMALL CAP    RESPONSIBLE
INCOME (b)   BALANCED     GROWTH    PROTECTION   INTERNATIONAL     VALUE     HIGH YIELD (a)     INDEX        GROWTH
-----------------------------------------------------------------------------------------------------------------------
$     (166)  $   (444)  $   1,227   $    1,104   $      (2,143)  $  (5,645)  $       20,555   $   (1,481)  $    (2,657)
       189      3,925      63,143         (778)         56,948      71,594           (2,010)      13,599        11,384

     3,344        976      17,193           16          50,867      66,340           (1,298)       3,191         4,781
-----------------------------------------------------------------------------------------------------------------------
     3,367      4,457      81,563          342         105,672     132,289           17,247       15,309        13,508
-----------------------------------------------------------------------------------------------------------------------

       500      3,902       4,835           --          47,838      53,599             (617)       1,574         6,206
    (1,740)      (451)   (203,259)      (3,936)        (50,587)    (58,110)         (64,571)      (1,557)      (77,051)
    46,798      3,954     (51,206)       3,155         666,196     232,411          793,610        4,249        90,868
-----------------------------------------------------------------------------------------------------------------------

    45,558      7,405    (249,630)        (781)        663,447     227,900          728,422        4,266        20,023
-----------------------------------------------------------------------------------------------------------------------
    48,925     11,862    (168,067)        (439)        769,119     360,189          745,669       19,575        33,531
-----------------------------------------------------------------------------------------------------------------------
        --      9,316     682,211       55,078         438,705     551,469           48,818       26,525       246,934
-----------------------------------------------------------------------------------------------------------------------
$   48,925   $ 21,178   $ 514,144   $   54,639   $   1,207,824   $ 911,658   $      794,487   $   46,100   $   280,465
=======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                      DREYFUS VARIABLE              FEDERATED
                                                                                      INVESTMENT FUNDS          INSURANCE SERIES
                                                                                 --------------------------  -----------------------
                                                                      DREYFUS                                              HIGH
                                                                       STOCK     DISCIPLINED  INTERNATIONAL   CAPITAL     INCOME
                                                                       INDEX        STOCK        VALUE       INCOME II    BOND II
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .........  $    24,252  $     1,378  $      12,632  $   6,446  $   124,676
Expenses:
   Mortality and expense risk fees ...............................       23,972        2,767         15,102      1,790       21,111
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................          280       (1,389)        (2,470)     4,656      103,565
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ............................................       62,735        8,805        104,317      2,869      (62,496)
   Net realized short-term capital gain distributions from
     investments in portfolio shares .............................           --           --         18,270         --           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................           --           --         53,106         --           --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ..................................................       62,735        8,805        175,693      2,869      (62,496)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................      122,319       13,116          6,975      6,614       98,687
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...  $   185,334  $    20,532  $     180,198  $  14,139  $   139,756
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                      DREYFUS VARIABLE              FEDERATED
                                                                                      INVESTMENT FUNDS          INSURANCE SERIES
                                                                                 --------------------------  -----------------------
                                                                      DREYFUS                                              HIGH
                                                                       STOCK     DISCIPLINED  INTERNATIONAL   CAPITAL     INCOME
                                                                       INDEX        STOCK        VALUE       INCOME II    BOND II
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............................  $       280  $    (1,389) $      (2,470) $   4,656  $   103,565
   Net realized gain (loss) on investments in portfolio shares ...       62,735        8,805        175,693      2,869      (62,496)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................      122,319       13,116          6,975      6,614       98,687
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......      185,334       20,532        180,198     14,139      139,756
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...........       29,111        2,050         66,435         --       16,920
   Contract redemptions ..........................................     (244,838)     (13,839)      (229,379)   (22,797)    (183,458)
   Net transfers (including mortality transfers) .................      (17,556)     (44,357)       277,834     (1,095)     874,282
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ......................................     (233,283)     (56,146)       114,890    (23,892)     707,744
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .....................      (47,949)     (35,614)       295,088     (9,753)     847,500
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................    1,610,290      179,740        785,698    117,115      761,865
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...............................  $ 1,562,341  $   144,126  $   1,080,786  $ 107,362  $ 1,609,365
====================================================================================================================================

a)    Formerly Equity prior to its name change effective May 1, 2007.

   The accompanying notes are an integral part of these financial statements.

============================================================================================================================
  FEDERATED
  INSURANCE
   SERIES
 (CONTINUED)                            JANUS ASPEN SERIES                                  LAZARD RETIREMENT SERIES
------------    -----------------------------------------------------------------   ----------------------------------------
                                                                                                    U.S.
INTERNATIONAL   GROWTH AND    INTERNATIONAL    LARGE CAP    MID CAP     WORLDWIDE    EMERGING     STRATEGIC   INTERNATIONAL
  EQUITY II       INCOME         GROWTH         GROWTH       GROWTH      GROWTH       MARKETS    EQUITY (a)       EQUITY
----------------------------------------------------------------------------------------------------------------------------
$         535   $    8,235   $       13,577   $    1,567   $      --   $    2,763   $    3,912   $      893   $       4,841

        4,757        8,451           13,807        6,317       8,080        2,988        8,484        2,856           2,444
----------------------------------------------------------------------------------------------------------------------------
       (4,222)        (216)            (230)      (4,750)     (8,080)        (225)      (4,572)      (1,963)          2,397
----------------------------------------------------------------------------------------------------------------------------

       43,087       60,425          166,163       35,430     143,751        9,959      194,029       16,588          11,595

           --           --               --           --          --           --       20,745           --           5,835

           --           --               --           --          --           --       30,576           --          14,310
----------------------------------------------------------------------------------------------------------------------------
       43,087       60,425          166,163       35,430     143,751        9,959      245,350       16,588          31,740
----------------------------------------------------------------------------------------------------------------------------

        9,901      (31,548)         128,529        6,017     (76,521)      19,320     (115,559)      20,321           9,910
----------------------------------------------------------------------------------------------------------------------------
$      48,766   $   28,661   $      294,462   $   36,697   $  59,150   $   29,054   $  125,219   $   34,946   $      44,047
============================================================================================================================

============================================================================================================================
  FEDERATED
  INSURANCE
   SERIES
 (CONTINUED)                            JANUS ASPEN SERIES                                  LAZARD RETIREMENT SERIES
------------    -----------------------------------------------------------------   ----------------------------------------
                                                                                                    U.S.
INTERNATIONAL   GROWTH AND    INTERNATIONAL    LARGE CAP    MID CAP     WORLDWIDE    EMERGING     STRATEGIC   INTERNATIONAL
  EQUITY II       INCOME         GROWTH         GROWTH       GROWTH      GROWTH       MARKETS    EQUITY (a)       EQUITY
----------------------------------------------------------------------------------------------------------------------------
$      (4,222)  $     (216)  $         (230)  $   (4,750)  $  (8,080)  $     (225)  $   (4,572)  $   (1,963)  $       2,397
       43,087       60,425          166,163       35,430     143,751        9,959      245,350       16,588          31,740

        9,901      (31,548)         128,529        6,017     (76,521)      19,320     (115,559)      20,321           9,910
----------------------------------------------------------------------------------------------------------------------------
       48,766       28,661          294,462       36,697      59,150       29,054      125,219       34,946          44,047
----------------------------------------------------------------------------------------------------------------------------

        4,532        2,700           21,922       35,747       4,729       24,981       31,787       16,900          20,953
      (82,657)    (148,125)        (100,554)    (242,750)   (331,356)     (37,535)     (54,855)     (11,905)        (14,426)
       51,636      (71,799)         516,305      (28,114)   (145,978)     (14,919)    (686,126)     160,685          78,385
----------------------------------------------------------------------------------------------------------------------------

      (26,489)    (217,224)         437,673     (235,117)   (472,605)     (27,473)    (709,194)     165,680          84,912
----------------------------------------------------------------------------------------------------------------------------
       22,277     (188,563)         732,135     (198,420)   (413,455)       1,581     (583,975)     200,626         128,959
----------------------------------------------------------------------------------------------------------------------------
      300,821      586,057          253,200      529,055     745,657      184,839    1,236,469      124,045          45,430
----------------------------------------------------------------------------------------------------------------------------
$     323,098   $  397,494   $      985,335   $  330,635   $ 332,202   $  186,420   $  652,494   $  324,671   $     174,389
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                            LAZARD
                                                                          RETIREMENT
                                                                            SERIES
                                                                          (CONTINUED)   LEGG MASON PARTNERS VARIABLE PORTFOLIOS (a)
                                                                          -----------  ---------------------------------------------
                                                                                                                GLOBAL
                                                                                       AGGRESSIVE             HIGH YIELD  LARGE CAP
                                                                           SMALL CAP     GROWTH     ALL CAP    BOND (b)     GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...............  $        --  $       --  $   2,307  $       --  $      --
Expenses:
   Mortality and expense risk fees .....................................        9,993          72      2,574       2,964        987
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...............................       (9,993)        (72)      (267)     (2,964)      (987)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..............................................       33,928           3      4,566      14,578        969
   Net realized short-term capital gain distributions from investments
      in portfolio shares ..............................................       19,099          --        461          --         --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ..............................................       20,308          --      5,766          --         --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares ...       73,335           3     10,793      14,578        969
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares .................................................       14,754         987     13,012          --      3,033
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ......  $    78,096  $      918  $  23,538  $   11,614  $   3,015
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                            LAZARD
                                                                          RETIREMENT
                                                                            SERIES
                                                                          (CONTINUED)   LEGG MASON PARTNERS VARIABLE PORTFOLIOS (a)
                                                                          -----------  ---------------------------------------------
                                                                                                                GLOBAL
                                                                                       AGGRESSIVE             HIGH YIELD  LARGE CAP
                                                                           SMALL CAP     GROWTH     ALL CAP    BOND (b)     GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .....................................  $    (9,993) $      (72) $    (267) $   (2,964) $    (987)
   Net realized gain (loss) on investments in portfolio shares .........       73,335           3     10,793      14,578        969
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ..............................................       14,754         987     13,012          --      3,033
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .........       78,096         918     23,538      11,614      3,015
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .................       12,866          --     18,028       2,728     29,585
   Contract redemptions ................................................     (276,643)         --     (4,024)       (108)    (3,192)
   Net transfers (including mortality transfers) .......................       (5,590)     10,203     (2,005)    (14,234)       372
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ..............................     (269,367)     10,203     11,999     (11,614)    26,765
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ......................     (191,271)     11,121     35,537          --     29,780
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................................      709,916          --    144,386          --     35,143
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ...............................  $   518,645  $   11,121  $ 179,923  $       --  $  64,923
====================================================================================================================================

a) Formerly Salomon Brothers Variable Series Funds prior to the name change effective May 1, 2006.

b) Formerly High Yield Bond prior to its name change effective September 1, 2006.

c)    Formerly High Income Bond prior to its name change effective May 1, 2007.

d) Formerly Limited Maturity Bond prior to its name change effective May 1, 2007.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================
       LEGG MASON
    PARTNERS VARIABLE                                                       NEUBERGER BERMAN
PORTFOLIO (CONTINUED) (a)  LORD ABBETT SERIES FUNDS                     ADVISERS MANAGEMENT TRUST
-------------------------  ------------------------  --------------------------------------------------------------
                                                                  LEHMAN         LEHMAN
                                                                 BROTHERS       BROTHERS
 STRATEGIC       TOTAL      AMERICA'S    GROWTH AND             HIGH INCOME  SHORT DURATION   MID CAP
   BOND         RETURN        VALUE        INCOME     FASCIANO    BOND (c)      BOND (d)       GROWTH     PARTNERS
-------------------------------------------------------------------------------------------------------------------
$      6,192  $       723  $    15,269  $    26,039  $      --  $       662  $       11,886  $       --  $   5,912

       2,227          889        9,056       25,031      1,383           50           6,789       2,743      8,323
-------------------------------------------------------------------------------------------------------------------
       3,965         (166)       6,213        1,008     (1,383)         612           5,097      (2,743)    (2,411)
-------------------------------------------------------------------------------------------------------------------

       1,483        3,271       28,972      135,392     (3,969)        (111)         (7,407)     54,467     (6,445)

          --           --        4,146        2,623         --           --              --          --      9,744

         167          631        8,583       67,155      1,030           --              --          --     81,307
-------------------------------------------------------------------------------------------------------------------
       1,650        3,902       41,701      205,170     (2,939)        (111)         (7,407)     54,467     84,606
-------------------------------------------------------------------------------------------------------------------

           9        1,061       34,568       50,360     (5,129)        (284)         11,541     (27,796)   (26,441)
-------------------------------------------------------------------------------------------------------------------
$      5,624  $     4,797  $    82,482  $   256,538  $  (9,451) $       217  $        9,231  $   23,928  $  55,754
===================================================================================================================

===================================================================================================================
       LEGG MASON
    PARTNERS VARIABLE                                                       NEUBERGER BERMAN
PORTFOLIO (CONTINUED) (a)  LORD ABBETT SERIES FUNDS                     ADVISERS MANAGEMENT TRUST
-------------------------  ------------------------  --------------------------------------------------------------
                                                                   LEHMAN        LEHMAN
                                                                  BROTHERS      BROTHERS
 STRATEGIC       TOTAL      AMERICA'S    GROWTH AND             HIGH INCOME  SHORT DURATION   MID CAP
    BOND        RETURN        VALUE        INCOME     FASCIANO    BOND (c)      BOND (d)       GROWTH     PARTNERS
-------------------------------------------------------------------------------------------------------------------
$      3,965  $      (166) $     6,213  $     1,008  $  (1,383) $       612  $        5,097  $   (2,743) $  (2,411)
       1,650        3,902       41,701      205,170     (2,939)        (111)         (7,407)     54,467     84,606

           9        1,061       34,568       50,360     (5,129)        (284)         11,541     (27,796)   (26,441)
-------------------------------------------------------------------------------------------------------------------
       5,624        4,797       82,482      256,538     (9,451)         217           9,231      23,928     55,754
-------------------------------------------------------------------------------------------------------------------

      17,671       22,033       28,855       82,531       (261)       9,052          10,442       9,909     24,672
      (2,009)      (2,036)     (36,994)    (361,500)    (8,623)        (334)        (32,677)   (258,030)   (85,023)
      42,922      (10,800)       6,423     (133,821)    15,236         (600)        (90,585)     64,637    (19,056)
-------------------------------------------------------------------------------------------------------------------

      58,584        9,197       (1,716)    (412,790)     6,352        8,118        (112,820)   (183,484)   (79,407)
-------------------------------------------------------------------------------------------------------------------
      64,208       13,994       80,766     (156,252)    (3,099)       8,335        (103,589)   (159,556)   (23,653)
-------------------------------------------------------------------------------------------------------------------
      51,405       21,590      581,042    1,539,871     43,253        4,018         533,319     304,124    388,964
-------------------------------------------------------------------------------------------------------------------
$    115,613  $    35,584  $   661,808  $ 1,383,619  $  40,154  $    12,353  $      429,730  $  144,568  $ 365,311
===================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                     NEUBERGER BERMAN
                                                                    ADVISERS MANAGEMENT
                                                                      TRUST (CONTINUED)         PIMCO VARIABLE INSURANCE TRUST
                                                                   ---------------------  ------------------------------------------
                                                                                                      COMMODITY-
                                                                               SOCIALLY      ALL      REALRETURN       EMERGING
                                                                    REGENCY   RESPONSIVE  ASSET (a)  STRATEGY (a)  MARKETS BOND (a)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ........  $     636  $      101  $     722  $         --  $         19,594
Expenses:
   Mortality and expense risk fees ..............................      2,201         901        138            46             4,962
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ........................     (1,565)       (800)       584           (46)           14,632
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .......................................       (910)      9,160       (200)       (1,605)           27,505
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...........................      1,040          26         13            --            10,122
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...........................      7,779         690         39            --             1,002
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ..............................................      7,909       9,876       (148)       (1,605)           38,629
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................      4,871       1,775       (174)           --            10,827
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations .......................................  $  11,215  $   10,851  $     262  $     (1,651) $         64,088
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                      NEUBERGER BERMAN
                                                                    ADVISERS MANAGEMENT
                                                                     TRUST (CONTINUED)          PIMCO VARIABLE INSURANCE TRUST
                                                                   ---------------------  ------------------------------------------
                                                                                                      COMMODITY-
                                                                               SOCIALLY      ALL      REALRETURN       EMERGING
                                                                    REGENCY   RESPONSIVE  ASSET (a)  STRATEGY (a)  MARKETS BOND (a)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................  $  (1,565) $     (800) $     584  $        (46) $         14,632
   Net realized gain (loss) on investments in portfolio
      shares ....................................................      7,909       9,876       (148)       (1,605)           38,629
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...........................      4,871       1,775       (174)           --            10,827
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ..........................................     11,215      10,851        262        (1,651)           64,088
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..........     11,662      29,041         --            --             2,127
   Contract redemptions .........................................     (7,551)       (191)   (38,472)       (8,666)               --
   Net transfers (including mortality transfers) ................     14,399     (60,953)    58,921        10,317           760,301
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions .......................     18,510     (32,103)    20,449         1,651           762,428
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ...............     29,725     (21,252)    20,711            --           826,516
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................    121,571      56,966         --            --                --
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ........................  $ 151,296  $   35,714  $  20,711  $         --  $        826,516
====================================================================================================================================

a)    For the period May 1, 2006 (inception of fund) through December 31, 2006.

   The accompanying notes are an integral part of these financial statements.

============================================================================================================
                                                                                                   PIONEER
                                                                                                   VARIABLE
                                                                                                  CONTRACTS
                          PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                                TRUST
------------------------------------------------------------------------------------------------  ----------
 FOREIGN
   BOND                                          REALESTATE-
US DOLLAR-   GLOBAL BOND    HIGH       MONEY     REALRETURN      REAL       SHORT-      TOTAL        CORE
HEDGED (a)  UNHEDGED (a)  YIELD (a)   MARKET    STRATEGY (a)    RETURN      TERM       RETURN        BOND
------------------------------------------------------------------------------------------------------------
$       98  $      4,631  $  24,696  $  19,015  $      1,152  $   33,984  $   9,890  $    66,242  $     141

        41         1,903      5,126      6,448           139      12,975      3,771       24,412         47
------------------------------------------------------------------------------------------------------------
        57         2,728     19,570     12,567         1,013      21,009      6,119       41,830         94
------------------------------------------------------------------------------------------------------------

       126        (3,014)     7,582         --         1,383     (15,386)      (498)     (30,990)        (1)

        22            --         --         --            --      21,836         --        9,192         --

         5            --         --         --            --          --         --           --         --
------------------------------------------------------------------------------------------------------------
       153        (3,014)     7,582         --         1,383       6,450       (498)     (21,798)        (1)
------------------------------------------------------------------------------------------------------------

        (3)         (537)     4,393         --        (1,502)    (35,645)       318       24,042        (20)
------------------------------------------------------------------------------------------------------------
$      207  $       (823) $  31,545  $  12,567  $        894  $   (8,186) $   5,939  $    44,074  $      73
============================================================================================================

============================================================================================================
                                                                                                   PIONEER
                                                                                                   VARIABLE
                                                                                                  CONTRACTS
                          PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                                TRUST
------------------------------------------------------------------------------------------------  ----------
 FOREIGN
   BOND                                          REALESTATE-
US DOLLAR-   GLOBAL BOND    HIGH       MONEY     REALRETURN      REAL       SHORT-      TOTAL       CORE
HEDGED (a)  UNHEDGED (a)  YIELD (a)   MARKET    STRATEGY (a)    RETURN       TERM      RETURN       BOND
------------------------------------------------------------------------------------------------------------
$       57  $      2,728  $  19,570  $  12,567  $      1,013  $   21,009  $   6,119  $    41,830  $      94
       153        (3,014)     7,582         --         1,383       6,450       (498)     (21,798)        (1)

        (3)         (537)     4,393         --        (1,502)    (35,645)       318       24,042        (20)
------------------------------------------------------------------------------------------------------------
       207          (823)    31,545     12,567           894      (8,186)     5,939       44,074         73
------------------------------------------------------------------------------------------------------------

     2,161            70        (20)   820,813           817      56,027     15,533       49,710         --
        --       (67,228)   (92,129)  (490,452)         (142)   (107,687)   (19,078)    (310,554)        --
      (163)      154,291    200,638   (197,329)       24,354     163,058    156,450      587,499        134
------------------------------------------------------------------------------------------------------------

     1,998        87,133    108,489    133,032        25,029     111,398    152,905      326,655        134
------------------------------------------------------------------------------------------------------------
     2,205        86,310    140,034    145,599        25,923     103,212    158,844      370,729        207
------------------------------------------------------------------------------------------------------------
        --            --         --    230,464            --     719,600    247,930    1,187,810      3,351
------------------------------------------------------------------------------------------------------------
$    2,205  $     86,310  $ 140,034  $ 376,063  $     25,923  $  822,812  $ 406,774  $ 1,558,539  $   3,558
============================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

=================================================================================================================================
                                                                             PIONEER VARIABLE CONTRACT TRUST (CONTINUED)
                                                                 ----------------------------------------------------------------
                                                                  EMERGING        EQUITY                                 HIGH
                                                                 MARKETS (a)      INCOME     EUROPE (b)      FUND        YIELD
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......  $        --   $    16,093   $    4,051   $   5,205   $   10,728
Expenses:
   Mortality and expense risk fees ............................            9        11,074        2,384       7,484        3,157
---------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................           (9)        5,019        1,667      (2,279)       7,571
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .....................................          141        47,850       45,405      73,956        6,243
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................           --            --           --          --          399
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................           --         8,737           --          --          437
---------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ..................................          141        56,587       45,405      73,956        7,079
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................           --        74,149       (7,149)     (4,906)       6,611
---------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations .....................................  $       132  $    135,755   $   39,923  $   66,771   $   21,261
=================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

=================================================================================================================================
                                                                             PIONEER VARIABLE CONTRACT TRUST (CONTINUED)
                                                                 ----------------------------------------------------------------
                                                                  EMERGING        EQUITY                                 HIGH
                                                                 MARKETS (a)      INCOME     EUROPE (b)      FUND        YIELD
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................  $        (9)  $     5,019   $    1,667   $  (2,279)  $    7,571
   Net realized gain (loss) on investments in portfolio
      shares ..................................................          141        56,587       45,405      73,956        7,079
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .........................           --        74,149       (7,149)     (4,906)       6,611
---------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
         operations ...........................................          132       135,755       39,923      66,771       21,261
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........           --        43,899       30,738       8,514       13,845
   Contract redemptions .......................................           --      (264,737)      (4,856)   (185,928)      (5,459)
   Net transfers (including mortality transfers) ..............       26,881       500,131     (155,590)     (1,302)    (336,683)
---------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions .....................       26,881       279,293     (129,708)   (178,716)    (328,297)
---------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets .............       27,013       415,048      (89,785)   (111,945)    (307,036)
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................           --       590,421       89,785     624,831      954,833
---------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ......................  $    27,013   $ 1,005,469   $       --   $ 512,886   $  647,797
=================================================================================================================================

a)    For the period November 1, 2006 (inception of fund) through December 31,
      2006.

b) For the period January 1, 2006 through December 15, 2006 (fund merged into International Value).

c)    For the period February 3, 2006 (inception of fund) through December 31,
      2006.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
            PIONEER  VARIABLE                       ROYCE
       CONTRACTS TRUST (CONTINUED)               CAPITAL FUND                           RYDEX VARIABLE TRUST
----------------------------------------   ------------------------   --------------------------------------------------------
INTERNATIONAL    MID CAP      SMALL                                   CLS ADVISORONE   ABSOLUTE RETURN                BASIC
  VALUE (a)      VALUE     CAP VALUE (a)    MICRO-CAP     SMALL-CAP     AMERIGO         STRATEGIES (c)   BANKING    MATERIALS
------------------------------------------------------------------------------------------------------------------------------

$          --   $     --   $          --   $    1,069   $       535   $          447   $            49   $    --   $    2,601

          185      1,294               1        9,503        15,287            9,768                56       119        6,779
------------------------------------------------------------------------------------------------------------------------------
         (185)    (1,294)             (1)      (8,434)      (14,752)          (9,321)               (7)     (119)      (4,178)
------------------------------------------------------------------------------------------------------------------------------

            1     (2,203)             --       83,354       140,606              254              (251)   (1,084)     101,911

           --      6,569              --        4,867        13,132            6,256                34        --        1,064

           --     16,284              --       27,687        26,678           35,305                28        --        2,703
------------------------------------------------------------------------------------------------------------------------------
            1     20,650              --      115,908       180,416           41,815              (189)   (1,084)     105,678
------------------------------------------------------------------------------------------------------------------------------

        2,083     (9,790)             (1)      (6,869)      (26,427)          (1,247)               79        64       14,484
------------------------------------------------------------------------------------------------------------------------------
$       1,899   $  9,566   $          (2)  $  100,605   $   139,237   $       31,247   $          (117)  $(1,139)  $  115,984
==============================================================================================================================

==============================================================================================================================
            PIONEER  VARIABLE                       ROYCE
       CONTRACTS TRUST (CONTINUED)               CAPITAL FUND                           RYDEX VARIABLE TRUST
----------------------------------------   ------------------------   --------------------------------------------------------
INTERNATIONAL    MID CAP      SMALL                                   CLS ADVISORONE   ABSOLUTE RETURN                BASIC
  VALUE (a)       VALUE    CAP VALUE (a)    MICRO-CAP     SMALL-CAP       AMERIGO       STRATEGIES (c)   BANKING    MATERIALS
------------------------------------------------------------------------------------------------------------------------------

$        (185)  $ (1,294)  $          (1)  $   (8,434)  $   (14,752)  $       (9,321)  $            (7)  $  (119)  $   (4,178)
            1     20,650              --      115,908       180,416           41,815              (189)   (1,084)     105,678

        2,083     (9,790)             (1)      (6,869)      (26,427)          (1,247)               79        64       14,484
------------------------------------------------------------------------------------------------------------------------------
        1,899      9,566              (2)     100,605       139,237           31,247              (117)   (1,139)     115,984
------------------------------------------------------------------------------------------------------------------------------

            7     10,674             501       52,657        97,086            9,000            31,316       --        48,758
         (579)    (4,086)             --     (220,021)     (379,868)          (2,084)               --     (862)       (8,785)
      287,836        132              --       24,900      (310,106)         439,311           (22,724)   55,461     (870,175)
------------------------------------------------------------------------------------------------------------------------------

      287,264      6,720             501     (142,464)     (592,888)         446,227             8,592    54,599     (830,202)
------------------------------------------------------------------------------------------------------------------------------
      289,163     16,286             499      (41,859)     (453,651)         477,474             8,475    53,460     (714,218)
------------------------------------------------------------------------------------------------------------------------------
           --     79,905              --      653,201     1,355,851           31,534                --     4,411    1,018,863
------------------------------------------------------------------------------------------------------------------------------
$     289,163   $ 96,191   $         499   $  611,342   $   902,200   $      509,008   $         8,475   $57,871   $  304,645
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                 -------------------------------------------------------------------
                                                                    BIO-      COMMODITIES    CONSUMER      DOW 2X        OTC 2X
                                                                 TECHNOLOGY   STRATEGY (h)   PRODUCTS   STRATEGY (a)   STRATEGY (b)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .....   $       --    $        --   $    104     $    1,337   $        345
Expenses:
   Mortality and expense risk fees ...........................        4,451            119        252          4,688          6,428
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .....................       (4,451)          (119)      (148)        (3,351)        (6,083)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ....................................       15,738         (7,437)       312         26,231        (98,011)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ........................           --             --         72         22,589             --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ........................           --             --         52          4,973             --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ...........................................       15,738         (7,437)       436         53,793        (98,011)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...........................       (5,756)           645      1,170         (1,632)       (11,754)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ....................................   $    5,531    $    (6,911)  $  1,458     $   48,810   $   (115,848)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                 -------------------------------------------------------------------
                                                                    BIO-      COMMODITIES    CONSUMER      DOW 2X        OTC 2X
                                                                 TECHNOLOGY   STRATEGY (h)   PRODUCTS   STRATEGY (a)   STRATEGY (b)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................   $   (4,451)  $       (119)  $   (148)  $     (3,351)  $     (6,083)
   Net realized gain (loss) on investments in portfolio
      shares .................................................       15,738         (7,437)       436         53,793        (98,011)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ........................       (5,756)           645      1,170         (1,632)       (11,754)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .......................................        5,531         (6,911)     1,458         48,810       (115,848)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......       50,012             --         --          2,569         56,405
   Contract redemptions ......................................       (8,881)           (17)      (162)       (15,861)       (23,018)
   Net transfers (including mortality transfers) .............     (753,323)       (12,053)   (61,118)       316,337       (678,700)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ....................     (712,192)       (12,070)   (61,280)       303,045       (645,313)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ............     (706,661)       (18,981)   (59,822)       351,855       (761,161)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................      715,699         19,733     74,218          1,314      1,023,501
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .....................   $    9,038   $        752   $ 14,396   $    353,169   $    262,340
====================================================================================================================================

a) Formerly Dynamic Dow prior to its name change effective July 3, 2007 and Long Dynamic Dow 30 prior to its name change effective May 1, 2006.

b) Formerly Dynamic OTC prior to its name change effective July 3, 2007 and Velocity 100 prior to its name change effective May 1, 2006.

c) Formerly Dynamic Russell 2000 prior to its name change effective July 3, 2007 and for the period November 1, 2006 (inception of fund) through December 31, 2006.

d) Formerly Dynamic S&P 500 prior to its name change effective July 3, 2007 and Titan 500 prior to its name change effective May 1, 2006.

e) Formerly Dynamic Strengthening Dollar prior to its name change effective July 3, 2007 and Strengthening Dollar prior to its name change effective May 1, 2006.

f) Formerly Dynamic Weakening Dollar prior to its name change effective July 3, 2007 and Weakening Dollar prior to its name change effective May 1, 2006.

g) Formerly Europe Advantage prior to its name change effective July 3, 2007 and Large-Cap Europe prior to its name change effective May 1, 2006.

h)    Formerly Commodities prior to its name change effective May 1, 2007.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                    STRENGTHENING    WEAKENING
 RUSSELL 2000       S&P 500           DOLLAR 2X      DOLLAR 2X                                  ENERGY     EUROPE 1.25X   FINANCIAL
2X STRATEGY (c)   2X STRATEGY (d)    STRATEGY (e)   STRATEGY (f)   ELECTRONICS     ENERGY      SERVICES    STRATEGY (g)   SERVICES
------------------------------------------------------------------------------------------------------------------------------------
$            --   $        35,208   $          --   $        693   $        --   $       --   $       --   $     17,974   $   1,642

             47            29,748               4             84        17,711       24,395       25,408         11,703       1,215
------------------------------------------------------------------------------------------------------------------------------------
            (47)            5,460              (4)           609       (17,711)     (24,395)     (25,408)         6,271         427
------------------------------------------------------------------------------------------------------------------------------------

            171           402,152            (460)        (1,650)     (106,477)     222,676      263,468        150,863      15,202

             --           138,688              --              4            --      140,704        6,991         27,975       5,276

             --                --              --              6            --      173,431      123,168          1,275         580
------------------------------------------------------------------------------------------------------------------------------------
            171           540,840            (460)        (1,640)     (106,477)     536,811      393,627        180,113      21,058
------------------------------------------------------------------------------------------------------------------------------------

         (1,193)           19,273              --           (120)      (28,178)    (351,813)    (310,479)         8,239      (7,821)
------------------------------------------------------------------------------------------------------------------------------------
$        (1,069)  $       565,573   $        (464)  $     (1,151)   $ (152,366)  $  160,603   $   57,740   $    194,623   $  13,664
====================================================================================================================================

====================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                    STRENGTHENING    WEAKENING
 RUSSELL 2000       S&P 500           DOLLAR 2X      DOLLAR 2X                                  ENERGY     EUROPE 1.25X   FINANCIAL
2X STRATEGY (c)   2X STRATEGY (d)    STRATEGY (e)   STRATEGY (f)   ELECTRONICS     ENERGY      SERVICES    STRATEGY (g)   SERVICES
------------------------------------------------------------------------------------------------------------------------------------
$           (47)  $         5,460   $          (4)  $        609   $   (17,711)  $  (24,395)  $  (25,408)  $      6,271   $     427
            171           540,840            (460)        (1,640)     (106,477)     536,811      393,627        180,113      21,058

         (1,193)           19,273              --           (120)      (28,178)    (351,813)    (310,479)         8,239      (7,821)
------------------------------------------------------------------------------------------------------------------------------------
         (1,069)          565,573            (464)        (1,151)     (152,366)     160,603       57,740        194,623      13,664
------------------------------------------------------------------------------------------------------------------------------------

             --           268,673              --         27,036       109,937      284,636      354,526         74,066       8,502
             --          (415,098)             --           (155)     (182,898)    (391,416)    (412,775)      (119,493)     (4,607)
        310,849          (897,590)            464        (10,484)      (18,032)    (340,266)    (336,639)       105,401     (10,268)
------------------------------------------------------------------------------------------------------------------------------------

        310,849        (1,044,015)            464         16,397       (90,993)    (447,046)    (394,888)        59,974      (6,373)
------------------------------------------------------------------------------------------------------------------------------------
        309,780          (478,442)             --         15,246      (243,359)    (286,443)    (337,148)       254,597       7,291
------------------------------------------------------------------------------------------------------------------------------------
             --         1,107,317              --             --       379,254    1,458,661    1,197,742         42,655     200,570
------------------------------------------------------------------------------------------------------------------------------------
$       309,780   $       628,875   $          --   $     15,246   $   135,895   $1,172,218   $  860,594   $    297,252   $ 207,861
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                     RYDEX VARIABLE TRUST (CONTINUED)
                                                                      --------------------------------------------------------------
                                                                        GOVERNMENT                                        INVERSE
                                                                         LONG BOND        HEALTH     HEDGED               DOW 2X
                                                                      1.2X STRATEGY (a)    CARE    EQUITY (b) INTERNET  STRATEGY(c)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...........  $           7,724  $     --  $       9  $     --  $    27,587
Expenses:
   Mortality and expense risk fees .................................              3,368     5,672        141       711       12,124
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..............................              4,356    (5,672)      (132)     (711)      15,463
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..........................................            (16,109)   10,939         86     4,467      (12,294)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ..............................                 --    16,872         12        --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..............................                 --        --          4        --           --
------------------------------------------------------------------------------------------------------------------------------------
        Net realized gain (loss) on investments in portfolio
           shares ..................................................            (16,109)   27,811        102     4,467      (12,294)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares .............................................              2,499    (7,851)        12     4,189     (241,628)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ..  $          (9,254) $ 14,288  $     (18) $  7,945  $  (238,459)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                                      --------------------------------------------------------------
                                                                         GOVERNMENT                                       INVERSE
                                                                          LONG BOND       HEALTH      HEDGED              DOW 2X
                                                                      1.2X STRATEGY (a)    CARE    EQUITY (b) INTERNET  STRATEGY(c)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................   $           4,356  $ (5,672) $     (132) $   (711) $   15,463
   Net realized gain (loss) on investments in portfolio shares ....             (16,109)   27,811         102     4,467     (12,294)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................               2,499    (7,851)         12     4,189    (241,628)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......              (9,254)   14,288         (18)    7,945    (238,459)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .............                 39    91,512      26,971     1,183      87,004
   Contract redemptions ............................................            (10,252)  (13,690)        (84)   (4,417)    (10,988)
   Net transfers (including mortality transfers) ...................            211,649   147,048     (26,146) (381,648)  2,165,624
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        contract owners' transactions ..............................            201,436   224,870         741  (384,882)  2,241,640
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets ....................            192,182   239,158         723  (376,937)  2,003,181
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................................             61,002   185,030          --   398,716         586
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ..............................  $         253,184  $424,188  $      723  $ 21,779  $2,003,767
====================================================================================================================================

a) Formerly Government Long Bond Advantage prior to its name change effective July 3, 2007 and U.S. Government Bond prior to its name change effective May 1, 2006.

b)    For the period February 3, 2006 (inception of fund) through December 31,
      2006.

c) Formerly Inverse Dynamic Dow prior to its name change effective July 3, 2007 and Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.

d) Formerly Inverse Government Long Bond prior to its name change effective July 3, 2007 and Juno prior to its name change effective May 1, 2006.

e) Formerly Inverse OTC prior to its name change effective July 3, 2007 and Arktos prior to its name change effective May 1, 2006.

f) Formerly Inverse Russell 2000 prior to its name change effective July 3, 2007 and Inverse Small-Cap prior to its name change effective May 1, 2006.

g) Formerly Inverse S&P 500 prior to its name change effective July 3, 2007 and Ursa prior to its name change effective May 1, 2006.

h) Formerly Japan Advantage prior to its name change effective July 3, 2007 and Large Cap Japan prior to its name change effective May 1, 2006.

i)    Formerly Inverse Mid-Cap prior to its name change effective July 3, 2007.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
 INVERSE
GOVERNMENT       INVERSE        INVERSE         INVERSE        INVERSE
LONG BOND        MID-CAP          OTC        RUSSELL 2000       S&P 500     JAPAN 1.25X     LARGE CAP     LARGE CAP
STRATEGY (d)   STRATEGY (i)   STRATEGY (e)   STRATEGY (f)    STRATEGY (g)   STRATEGY (h)     GROWTH         VALUE         LEISURE
-----------------------------------------------------------------------------------------------------------------------------------
$     4,086    $       949    $     1,060    $     33,678    $     4,539    $    29,028    $       --    $     4,528    $       --

      1,355          1,005          1,981          11,524          1,063         11,157         4,140          4,755         2,382
-----------------------------------------------------------------------------------------------------------------------------------
      2,731            (56)          (921)         22,154          3,476         17,871        (4,140)          (227)       (2,382)
-----------------------------------------------------------------------------------------------------------------------------------

     (2,678)          (288)       (12,779)       (107,910)        (2,983)        80,924        24,672         46,531         1,924

         --             --             --              --             --        131,632         7,401          5,507         7,435

         --             --             --              --             --         15,433         1,540          8,978         4,071
-----------------------------------------------------------------------------------------------------------------------------------
     (2,678)          (288)       (12,779)       (107,910)        (2,983)       227,989        33,613         61,016        13,430
-----------------------------------------------------------------------------------------------------------------------------------

     (5,631)        (3,301)        (1,441)       (124,985)        (8,005)      (203,006)       (2,362)        (1,574)       22,603
-----------------------------------------------------------------------------------------------------------------------------------
$    (5,578)   $    (3,645)   $   (15,141)   $   (210,741)   $    (7,512)   $    42,854    $   27,111    $    59,215    $   33,651
===================================================================================================================================

===================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
 INVERSE
GOVERNMENT        INVERSE        INVERSE        INVERSE        INVERSE
 LONG BOND        MID-CAP          OTC       RUSSELL 2000      S&P 500      JAPAN 1.25X     LARGE CAP    LARGE CAP
STRATEGY (d)   STRATEGY (i)   STRATEGY (e)   STRATEGY (f)    STRATEGY (g)   STRATEGY (h)      GROWTH       VALUE         LEISURE
-----------------------------------------------------------------------------------------------------------------------------------
$     2,731    $       (56)   $      (921)    $    22,154    $     3,476    $    17,871    $   (4,140)   $      (227)   $   (2,382)
     (2,678)          (288)       (12,779)       (107,910)        (2,983)       227,989        33,613         61,016        13,430

     (5,631)        (3,301)        (1,441)       (124,985)        (8,005)      (203,006)       (2,362)        (1,574)       22,603
-----------------------------------------------------------------------------------------------------------------------------------
     (5,578)        (3,645)       (15,141)       (210,741)        (7,512)        42,854        27,111         59,215        33,651
-----------------------------------------------------------------------------------------------------------------------------------

      8,927          8,726            999          43,699             79         68,916        11,805         14,494            --
     (2,386)        (6,327)        (1,170)        (21,521)           (99)       (34,793)      (37,594)       (37,194)       (4,337)
    126,078         53,720       (241,402)        869,664          2,994        231,921       306,412      1,190,953       209,140
-----------------------------------------------------------------------------------------------------------------------------------

    132,619         56,119       (241,573)        891,842          2,974        266,044       280,623      1,168,253       204,803
-----------------------------------------------------------------------------------------------------------------------------------
    127,041         52,474       (256,714)        681,101        (4,538)        308,898       307,734      1,227,468       238,454
-----------------------------------------------------------------------------------------------------------------------------------
     27,674             --        272,868         385,679         62,370        591,385       120,906         47,775        97,640
-----------------------------------------------------------------------------------------------------------------------------------
$   154,715    $    52,474    $    16,154    $  1,066,780    $    57,832    $   900,283    $  428,640    $ 1,275,243    $  336,094
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                 -------------------------------------------------------------------
                                                                 MID-CAP 1.5X   MID-CAP     MID-CAP      MULTI-CAP
                                                                 STRATEGY (a)    GROWTH      VALUE    CORE EQUITY (b)(c)     NOVA
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......  $      1,158   $     --   $  5,561   $              81   $   2,999
Expenses:
   Mortality and expense risk fees ............................         3,347      1,014      7,433               1,184       3,192
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .........................        (2,189)    (1,014)    (1,872)             (1,103)       (193)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .....................................        29,245      5,502     (5,597)                 91      13,704
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................        66,915      5,605         --                 160          --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................        14,858      2,867         --                  --          --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ............................................       111,018     13,974     (5,597)                251      13,704
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................       (71,489)    (8,183)    47,934              18,641      26,165
------------------------------------------------------------------------------------------------------------------------------------
             Net increase (decrease) in net assets from
                operations ....................................  $     37,340   $  4,777   $ 40,465   $          17,789   $  39,676
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                 -------------------------------------------------------------------
                                                                 MID-CAP 1.5X   MID-CAP      MID-CAP     MULTI-CAP
                                                                 STRATEGY (a)    GROWTH       VALUE     CORE EQUITY(b)(c)    NOVA
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................  $     (2,189)  $ (1,014)  $   (1,872)  $         (1,103)  $   (193)
   Net realized gain (loss) on investments in portfolio
      shares ..................................................       111,018     13,974       (5,597)               251     13,704
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .........................       (71,489)    (8,183)      47,934             18,641     26,165
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ........................................        37,340      4,777       40,465             17,789     39,676
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........        19,898      7,892           --            146,894      5,403
   Contract redemptions .......................................       (49,737)   (13,662)     (19,728)                --    (35,893)
   Net transfers (including mortality transfers) ..............       111,241   (100,133)   1,082,655             24,488     68,813
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions .....................        81,402   (105,903)   1,062,927            171,382     38,323
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets .............       118,742   (101,126)   1,103,392            189,171     77,999
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................       178,330    182,221       21,162                 --    226,739
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ......................  $    297,072   $ 81,095   $1,124,554   $        189,171   $304,738
====================================================================================================================================

a) Formerly Mid Cap Advantage prior to its name change effective July 3, 2007 and Medius prior to its name change effective May 1, 2006.

b)    Formerly Core Equity prior to its name change effective May 1, 2006

c)    For the period February 3, 2006 (inception of fund) through December 31,
      2006.

d) Formerly Russell 2000 Advantage prior to its name change effective July 3, 2007 and Mekros prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                PRECIOUS       REAL                      RUSSELL 2000 1.5X    SECTOR       SMALL-CAP     SMALL-CAP
    OTC          METALS       ESTATE       RETAILING      STRATEGY (d)       ROTATION        GROWTH        VALUE     TECHNOLOGY
---------------------------------------------------------------------------------------------------------------------------------
$        --   $        --   $     5,050   $         --   $           1,471   $       --   $        --   $    3,553   $        --

      2,846         6,450         3,062            568              11,229        3,683         1,876        5,350         2,115
---------------------------------------------------------------------------------------------------------------------------------
     (2,846)       (6,450)        1,988           (568)             (9,758)      (3,683)       (1,876)      (1,797)       (2,115)
---------------------------------------------------------------------------------------------------------------------------------

     29,721       (46,668)        6,630          2,800              36,504       (9,643)        2,720        7,330        34,038

         --            --         3,698            329                  --          687         2,623       15,994            --

         --            --         6,115          1,140                  --        6,275         7,793       21,210            --
---------------------------------------------------------------------------------------------------------------------------------
     29,721       (46,668)       16,443          4,269              36,504       (2,681)       13,136       44,534        34,038
---------------------------------------------------------------------------------------------------------------------------------

       (814)        4,785         7,753         (1,120)            (11,755)      (9,635)       (6,021)       5,754       (28,989)
---------------------------------------------------------------------------------------------------------------------------------
$    26,061   $   (48,333)  $    26,184   $      2,581   $          14,991   $  (15,999)  $     5,239   $   48,491   $     2,934
=================================================================================================================================

=================================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                PRECIOUS       REAL                      RUSSELL 2000 1.5X     SECTOR      SMALL-CAP     SMALL-CAP
     OTC         METALS       ESTATE        RETAILING       STRATEGY (d)      ROTATION       GROWTH        VALUE      TECHNOLOGY
---------------------------------------------------------------------------------------------------------------------------------
$    (2,846)  $    (6,450)  $     1,988   $       (568)  $          (9,758)  $   (3,683)  $    (1,876)  $   (1,797)  $    (2,115)
     29,721       (46,668)       16,443          4,269              36,504       (2,681)       13,136       44,534        34,038

       (814)        4,785         7,753         (1,120)            (11,755)      (9,635)       (6,021)       5,754       (28,989)
---------------------------------------------------------------------------------------------------------------------------------
     26,061       (48,333)       26,184          2,581              14,991      (15,999)        5,239       48,491         2,934
---------------------------------------------------------------------------------------------------------------------------------

      6,670        78,945         7,364             --              94,772       51,695         8,980        9,930         5,557
    (64,205)      (51,752)       (3,078)          (666)           (254,435)     (36,813)      (14,392)     (40,883)       (9,258)
    (85,662)      548,521       112,526         48,940             206,264       28,457       709,142      261,559      (333,037)
---------------------------------------------------------------------------------------------------------------------------------

   (143,197)      575,714       116,812         48,274              46,601       43,339       703,730      230,606      (336,738)
---------------------------------------------------------------------------------------------------------------------------------
   (117,136)      527,381       142,996         50,855              61,592       27,340       708,969      279,097      (333,804)
---------------------------------------------------------------------------------------------------------------------------------
    158,420       187,708       146,599             --             521,346      120,187        98,990      107,566       349,528
---------------------------------------------------------------------------------------------------------------------------------
$    41,284   $   715,089   $   289,595   $     50,855   $         582,938   $  147,527   $   807,959   $  386,663   $    15,724
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                                                         SELIGMAN
                                                                      RYDEX VARIABLE TRUST (CONTINUED)                  PORTFOLIOS
                                                       ------------------------------------------------------------   --------------
                                                                                             U.S.
                                                                                          GOVERNMENT                  COMMUNICATIONS
                                                            TELE-                           MONEY                          AND
                                                       COMMUNICATIONS   TRANSPORTATION      MARKET       UTILITIES     INFORMATION
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares .........................................  $          159   $           --   $    219,496   $    17,570   $          --
Expenses:
   Mortality and expense risk fees ..................             459            2,756         88,918         9,809           2,061
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ................            (300)          (2,756)       130,578         7,761          (2,061)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ................         (20,701)          37,789             --        34,108          47,777
   Net realized short-term capital gain distributions
     from investments in portfolio shares ...........             155               --             --            --              --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ...........              --               --             --         7,789              --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ...........................         (20,546)          37,789             --        41,897          47,777
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...............          30,228          (30,871)            --        48,453         (12,218)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations ...............................  $        9,382   $        4,162   $    130,578   $    98,111   $      33,498
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                                                         SELIGMAN
                                                                      RYDEX VARIABLE TRUST (CONTINUED)                  PORTFOLIOS
                                                       ------------------------------------------------------------   --------------
                                                                                             U.S.
                                                                                          GOVERNMENT                  COMMUNICATIONS
                                                            TELE-                           MONEY                         AND
                                                       COMMUNICATIONS   TRANSPORTATION      MARKET       UTILITIES    INFORMATION
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..................  $         (300)  $       (2,756)  $    130,578   $     7,761   $      (2,061)
   Net realized gain (loss) on investments in
     portfolio shares ...............................         (20,546)          37,789             --        41,897          47,777
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
      shares ........................................          30,228          (30,871)            --        48,453         (12,218)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations .................................           9,382            4,162        130,578        98,111          33,498
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) .....................................           2,045           31,499      7,474,124       219,205           3,855
   Contract redemptions .............................          (3,577)            (180)      (585,868)     (238,981)       (136,804)
   Net transfers (including mortality transfers) ....        (320,178)        (168,702)    (1,001,039)      (18,478)        (24,118)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ..............        (321,710)        (137,383)     5,887,217       (38,254)       (157,067)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ......        (312,328)        (133,221)     6,017,795        59,857        (123,569)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................         359,006          263,351      5,296,155       725,957         231,397
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ................  $       46,678   $      130,130   $ 11,313,950   $   785,814   $     107,828
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

==============================================================================================
                 THIRD
  SELIGMAN      AVENUE
 PORTFOLIOS     SERIES
 (CONTINUED)     TRUST                       VAN ECK WORLDWIDE INSURANCE TRUST FUND
-----------   -----------   ------------------------------------------------------------------
   GLOBAL                    ABSOLUTE                  EMERGING         HARD         REAL
 TECHNOLOGY      VALUE        RETURN        BOND        MARKETS        ASSETS       ESTATE
----------------------------------------------------------------------------------------------

$        --   $     7,639   $       --   $  25,565   $       9,187   $      617   $    10,153

        929        14,583        5,944       6,767          25,214        9,294        10,495
----------------------------------------------------------------------------------------------
       (929)       (6,944)      (5,944)     18,798         (16,027)      (8,677)         (342)
----------------------------------------------------------------------------------------------

      3,816        85,080        4,421     (16,789)        352,263      231,848         4,208

         --           356           --          --          16,785       17,514        14,721

         --        25,663        1,940          --         127,860       34,966       174,382
----------------------------------------------------------------------------------------------
      3,816       111,099        6,361     (16,789)        496,908      284,328       193,311
----------------------------------------------------------------------------------------------

      6,042       (29,108)      20,419      22,681          82,496     (136,713)      (23,094)
----------------------------------------------------------------------------------------------
$     8,929   $    75,047   $   20,836   $  24,690   $     563,377   $  138,938   $   169,875
==============================================================================================

==============================================================================================
                 THIRD
  SELIGMAN      AVENUE
 PORTFOLIOS     SERIES
 (CONTINUED)     TRUST                       VAN ECK WORLDWIDE INSURANCE TRUST FUND
-----------   -----------   ------------------------------------------------------------------
   GLOBAL                    ABSOLUTE                  EMERGING         HARD         REAL
 TECHNOLOGY      VALUE        RETURN        BOND        MARKETS        ASSETS       ESTATE
----------------------------------------------------------------------------------------------

$      (929)  $    (6,944)  $   (5,944)  $  18,798   $     (16,027)  $   (8,677)  $      (342)
      3,816       111,099        6,361     (16,789)        496,908      284,328       193,311

      6,042       (29,108)      20,419      22,681          82,496     (136,713)      (23,094)
----------------------------------------------------------------------------------------------
      8,929        75,047       20,836      24,690         563,377      138,938       169,875
----------------------------------------------------------------------------------------------

      9,069        83,775        7,005      32,834         188,626       65,105        34,715
     (4,404)      (88,722)     (57,180)    (36,790)       (304,267)    (123,026)     (173,892)
      5,724      (723,459)      55,338     204,730         807,288     (369,835)       52,096
----------------------------------------------------------------------------------------------

     10,389      (728,406)       5,163     200,774         691,647     (427,756)      (87,081)
----------------------------------------------------------------------------------------------
     19,318      (653,359)      25,999     225,464       1,255,024     (288,818)       82,794
----------------------------------------------------------------------------------------------
     49,296     1,322,802      334,640     315,202       1,321,853      849,180       613,481
----------------------------------------------------------------------------------------------
$    68,614   $   669,443   $  360,639   $ 540,666   $   2,576,877   $  560,362   $   696,275
==============================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

===========================================================================================================================
                                                                                      WELLS FARGO
                                                                                   ADVANTAGE VT FUNDS
                                                                            --------------------------------
                                                                                                                COMBINED
                                                                              DISCOVERY       OPPORTUNITY         TOTAL
------------------------------------------------------------------------------------------------------------  -------------
Investment income:
   Income dividends from investments in portfolio shares ................   $          --   $            --   $  1,320,152
Expenses:
   Mortality and expense risk fees ......................................           1,838            12,217        991,346
------------------------------------------------------------------------------------------------------------  -------------
     Net investment income (expense) ....................................          (1,838)          (12,217)       328,806
------------------------------------------------------------------------------------------------------------  -------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ...................................................          11,352            34,106      4,263,379
   Net realized short-term capital gain distributions from
     investments in portfolio shares ....................................              --                --        913,025
   Net realized long-term capital gain distributions from
     investments in portfolio shares ....................................              --            84,663      1,654,984
------------------------------------------------------------------------------------------------------------  -------------
       Net realized gain (loss) on investments in portfolio shares ......          11,352           118,769      6,831,388
------------------------------------------------------------------------------------------------------------  -------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ......................................           5,259           (35,459)      (954,533)
------------------------------------------------------------------------------------------------------------  -------------
         Net increase (decrease) in net assets from operations ..........   $      14,773   $        71,093   $  6,205,661
============================================================================================================  =============

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

============================================================================================================================
                                                                                      WELLS FARGO
                                                                                   ADVANTAGE VT FUNDS
                                                                            --------------------------------
                                                                                                                COMBINED
                                                                              DISCOVERY       OPPORTUNITY         TOTAL
------------------------------------------------------------------------------------------------------------  -------------
Changes from operations:
   Net investment income (expense) ......................................   $      (1,838)  $       (12,217)  $    328,806
   Net realized gain (loss) on investments in portfolio shares ..........          11,352           118,769      6,831,388
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ....................................           5,259           (35,459)      (954,533)
------------------------------------------------------------------------------------------------------------  -------------
       Net increase (decrease) in net assets from operations ............          14,773            71,093      6,205,661
------------------------------------------------------------------------------------------------------------  -------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..................          12,805            43,109     16,329,531
   Contract redemptions .................................................         (29,605)         (144,821)   (12,609,956)
   Net transfers (including mortality transfers) ........................          (8,153)         (134,041)       531,345
------------------------------------------------------------------------------------------------------------  -------------
       Net increase (decrease) in net assets from contract
         owners' transactions ...........................................         (24,953)         (235,753)     4,250,920
------------------------------------------------------------------------------------------------------------  -------------
         Net increase (decrease) in net assets ..........................         (10,180)         (164,660)    10,456,581
------------------------------------------------------------------------------------------------------------  -------------
Net assets, beginning of period .........................................         130,628           820,919     59,764,152
------------------------------------------------------------------------------------------------------------  -------------
           Net assets, end of period ....................................   $     120,448   $       656,259   $ 70,220,733
============================================================================================================  =============

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2007 AND 2006

================================================================================

(1)  GENERAL

      Jefferson National Life Annuity Account I ("Account I") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I was established on August 23, 2000, and commenced operations on July 2, 2001, as a segregated investment account for individual variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account I are included in the operations of Jefferson National Life Insurance Company (the "Company") (formerly Conseco Variable Insurance Company prior to its name change effective May 1, 2003 pursuant to the provisions of the Texas Insurance Code. Effective October 23, 2002, the Company was acquired from Conseco Life Insurance of Texas, a life insurance company domiciled in the state of Texas and an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company, by JNF Holding Company, Inc.("JNF Holdings"), a wholly-owned subsidiary of Inviva, Inc., a New York based insurance holding company.

      As of June 30, 2006, all outstanding shares of the Company were owned by JNF Holdings, an insurance holding company. Effective July 1, 2006, by way of the "Reorganization and Contribution Agreement" adopted by the Board of Directors of Inviva, Inc. ("ultimate parent") and accepted by the Board of Directors of JNF Holdings, all of the outstanding common stock of the Company was contributed from JNF Holdings to a new holding company, Jefferson National Financial Corp. ("JNFC"). This transaction was accounted for using the pooling-of-interest method in accordance with Statement of Financial Accounting Standards No. 141, "Business Combinations". From then forward the Company is wholly-owned by JNFC. JNFC is a wholly owned subsidiary of Inviva, Inc. and JNF Holdings, collectively.

      JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the JNF Balanced and Equity portfolios, but sub-advises the investment management of these portfolios to an unaffiliated registered investment adviser.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

      Currently, however, there are no legal proceedings to which Account I is a party or to which the assets of Account I are subject. Neither the Company nor Jefferson National Financial Securities Corporation (formerly Inviva Securities Corporation prior to its name change effective July 1, 2006), the distributor of the Account I's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account I.

      The following investment options are available to new investors as of December 31, 2007:

AIM VARIABLE INSURANCE FUNDS
      Basic Value Fund Series II
      Core  Equity Fund Series I
      Financial Services Fund Series I
      Global Health Care Fund Series I
      Global Real Estate Fund Series I
      High  Yield Fund Series I
      Mid Cap Core Equity Fund Series II
      Technology Fund Series I
THE ALGER AMERICAN FUND
      Growth Portfolio
      Leveraged AllCap Portfolio
      MidCap Growth Portfolio
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
      Growth and Income Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
      Balanced Fund
      Income & Growth Fund
      Inflation Protection Fund
      International Fund
      Large Company Value Fund
      Ultra Fund
      Value Fund
      Vista Fund
DIREXION INSURANCE TRUST
      Dynamic VP HY Bond Fund
THE DREYFUS INVESTMENT PORTFOLIOS
      Dreyfus Small Cap Stock Index Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
      International Value Portfolio
FEDERATED INSURANCE SERIES
      Capital Income Fund II
      High Income Bond Fund II
      International Equity Fund II
      Kaufmann Fund II
      Market Opportunity Fund II
JANUS ASPEN SERIES
      Balanced Portfolio
      Forty Portfolio
      Global Life Sciences Portfolio
      Growth and Income Portfolio
      Large Cap Growth Portfolio
      Mid Cap Growth Portfolio
      Mid Cap Value Portfolio
      Small Company Value Portfolio
      Worldwide Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
      Emerging Markets Portfolio
      International Equity Portfolio
      Small Cap Portfolio
      US Strategic Equity Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
      Aggressive Growth Portfolio
      Capital and Income Portfolio
      Fundamental Value Portfolio
      Large Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST
      Global High Yield Bond Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007 AND 2006

================================================================================

      Government Portfolio
      Strategic Bond Portfolio
LORD ABBETT SERIES FUND, INC.
      America's Value Portfolio
      Growth and Income Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
      Lehman Brothers High Income Bond Portfolio
      Lehman Brothers Short Duration Bond Portfolio
      Fasciano Portfolio
      Mid-Cap Growth Portfolio
      Partners Portfolio
      Regency Portfolio
      Socially Responsive Portfolio
NORTHERN LIGHTS VARIABLE TRUST
      JNF Balanced Portfolio
      JNF Equity Portfolio
PIMCO VARIABLE INSURANCE TRUST
      All Asset Portfolio
      CommodityRealReturn Strategy Portfolio
      Emerging Markets Bond Portfolio
      Foreign Bond US Dollar-Hedged Portfolio
      Global Bond Unhedged Portfolio
      High Yield Portfolio
      Long Term US Government Portfolio
      Low Duration Portfolio
      Money Market Portfolio
      RealEstateRealReturn Portfolio
      Real Return Bond Portfolio
      Short-Term Portfolio
      StocksPLUS Total Return Portfolio
      Total Return Portfolio
PIONEER VARIABLE CONTRACTS TRUST
      Cullen Value Portfolio
      Emerging Markets Portfolio
      Equity Income Portfolio
      Fund Portfolio
      Global High Yield Portfolio
      High Yield Portfolio
      International Value Portfolio
      Mid Cap Value Portfolio
      Small Cap Value Portfolio
      Strategic Income Portfolio
ROYCE CAPITAL FUND
      Micro-Cap Portfolio
      Small-Cap Portfolio
RYDEX VARIABLE TRUST
      CLS AdvisorOne Amerigo Fund
      CLS AdvisorOne Clermont Fund
      Absolute Return Strategies Fund
      Banking Fund
      Basic Materials Fund
      Biotechnology Fund
      Commodities Strategy Fund
      Consumer Products Fund
      Dow 2X Strategy Fund
      Electronics Fund
      Energy Fund
      Energy Services Fund
      Essential Portfolio Aggressive Fund
      Essential Portfolio Conservative Fund
      Essential Portfolio Moderate Fund
      Europe 1.25X Strategy Fund
      Financial Services Fund
      Government Long Bond 1.2X Strategy Fund
      Health Care Fund
      Hedged Equity Fund
      Internet Fund
      Inverse Dow 2X Strategy Fund
      Inverse Government Long Bond Strategy Fund
      Inverse Mid-Cap Strategy Fund
      Inverse OTC Strategy Fund
      Inverse Russell 2000 Strategy Fund
      Inverse S&P 500 Strategy Fund
      Japan 1.25X Strategy Fund
      Large-Cap Growth Fund
      Large-Cap Value Fund
      Leisure Fund
      Mid Cap 1.5X Strategy Fund
      Mid-Cap Growth Fund
      Mid-Cap Value Fund
      Multi-Cap Core Equity Fund
      Nova Fund
      OTC 2X Strategy Fund
      OTC Fund
      Precious Metals Fund
      Real Estate Fund
      Retailing Fund
      Russell 2000 1.5X Strategy Fund
      Russell 2000 2X Strategy Fund
      S&P 500 2X Strategy Fund
      Sector Rotation Fund
      Small-Cap Growth Fund
      Small-Cap Value Fund
      Strengthening Dollar 2X Strategy Fund
      Technology Fund
      Telecommunications Fund
      Transportation Fund
      U.S. Government Money Market Fund
      Utilities Fund
      Weakening Dollar 2X Strategy Fund
SELIGMAN PORTFOLIOS, INC., (CLASS 2)
      Communications and Information Portfolio
      Global Technology Portfolio
THIRD AVENUE VARIABLE SERIES TRUST
      Value Portfolio
VAN ECK WORLDWIDE INSURANCE TRUST
      Absolute Return Fund
      Bond Fund
      Emerging Markets Fund
      Hard Assets Fund
      Real Estate Fund

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007 AND 2006

================================================================================

WELLS FARGO ADVANTAGE VT FUNDS
      Discovery Fund
      Opportunity Fund

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account I does not hold any investments which are restricted as to resale.

      Net investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account I as of the beginning of the valuation date.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account I are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account I and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

      Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

      Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

      The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.

(3)   PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares was $293,706,327 and $196,674,783 for the years ended December 31, 2007 and 2006, respectively. The aggregate proceeds from sales of investments in portfolio shares were $274,610,015 and $189,546,216 for the years ended December 31, 2007 and 2006, respectively.

(4)   DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account I a fee, which is equal on an annual basis to 1.40 percent of the daily value of the total investments of Account I, for assuming the mortality and expense risks on standard contracts without the optional riders (guaranteed minimum death benefit, guaranteed minimum income benefit, and guaranteed minimum withdrawal benefit). For contracts with the guaranteed minimum death benefit rider, the fee is an additional .35 percent or .45 percent to the base rate depending on the death benefit option selected. For contracts that include both the guaranteed minimum death benefit and the guaranteed minimum income benefit, the fee is an additional .65 percent or .75 percent to the base rate depending on the death benefit option selected. The guaranteed minimum withdrawal benefit rider is an additional .35 percent or .50 percent to the base rate depending on the waiting period selected. The total fees for all contracts were $1,289,317 and $991,346 for the years ended December 31, 2007 and 2006, respectively.

      Pursuant to an agreement between Account I and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account I. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7 percent based upon the number of years the contract has been held. In addition,

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007 AND 2006

================================================================================

the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The sales and administrative charges were $205,340 and $476,428 for the years ended December 31, 2007 and 2006, respectively.

(5)   FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in Account I.

      The total return is presented using the minimum and maximum expense ratio unit values. It is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio consists of the mortality and expense charge for each period indicated for the minimum and maximum ratios. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------
                                             STANDARD   STD WITH   STANDARD   STD WITH      NET    STANDARD   STD WITH
                                      UNITS  CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    ASSETS  CONTRACT  ALL RIDERS  INVESTMENT
                                     ------  --------------------  --------------------   -------  --------------------    INCOME
FUND DESCRIPTION                     (000S)       UNIT VALUE           EXPENSE RATIO       (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
   Basic Value Fund
      December 31, 2007 ...........      11  $  16.33  $    12.53      1.40%       2.65%  $   164     -0.06%      -1.26%       0.33%
      December 31, 2006 ...........      12     16.34       12.69      1.40%       2.65%      183     11.38%       9.97%       0.12%
      December 31, 2005 ...........      19     14.67       11.54      1.40%       2.65%      271      3.97%       2.67%       0.00%
      December 31, 2004 ...........      13     14.11       11.24      1.40%       2.65%      167      9.30%       7.97%       0.00%
      December 31, 2003 ...........       2     12.91       12.86      1.40%       2.05%       26     29.13%      28.61%       0.00%
      Inception May 1, 2003 .......      --     10.00       10.00       N/A         N/A        --       N/A         N/A         N/A
   Core Equity Fund
      December 31, 2007 ...........      13     11.58       11.34      1.40%       2.65%      148      6.63%       5.29%       1.19%
      December 31, 2006 ...........       6     10.86       10.77      1.40%       2.65%       65      8.17%       7.27%       0.58%
      Inception April 28, 2006 ....      --     10.04       10.04       N/A         N/A        --       N/A         N/A         N/A
   Financial Services Fund
      December 31, 2007 ...........       4     10.24        9.74      1.40%       2.65%       41    -23.30%     -24.26%       1.92%
      December 31, 2006 ...........       4     13.35       12.86      1.40%       2.65%       57     14.79%      13.40%       1.36%
      December 31, 2005 ...........       6     11.63       11.34      1.40%       2.65%       75      4.40%       3.09%       1.75%
      December 31, 2004 ...........       5     11.14       11.00      1.40%       2.65%       54      7.22%       5.87%       0.53%
      December 31, 2003 ...........       4     10.39       10.23      1.40%       2.05%       44     27.78%      27.02%       0.31%
   Global Health Care Fund
      December 31, 2007 ...........      61     12.43       12.65      1.40%       2.65%      739     10.29%       8.86%       0.00%
      December 31, 2006 ...........      12     11.27       11.62      1.40%       2.65%      134      3.78%       2.56%       0.00%
      December 31, 2005 ...........      20     10.86       11.33      1.40%       2.65%      213      6.68%       5.30%       0.00%
      December 31, 2004 ...........      15     10.18       10.76      1.40%       2.65%      151      6.04%       4.77%       0.00%
      December 31, 2003 ...........      11      9.60        9.45      1.40%       2.05%      102     26.01%      25.25%       0.00%
   Global Real Estate Fund
      December 31, 2007 ...........      27     28.85       19.39      1.40%       2.65%      713     -6.85%      -8.02%       3.87%
      December 31, 2006 ...........      46     30.97       21.08      1.40%       2.65%    1,381     40.64%      38.87%       1.62%
      December 31, 2005 ...........      35     22.02       15.18      1.40%       2.65%      748     12.63%      11.29%       1.25%
      December 31, 2004 ...........      36     19.55       13.64      1.40%       2.65%      680     34.64%      32.94%       1.21%
      December 31, 2003 ...........      11     14.52       14.29      1.40%       2.05%      166     36.89%      36.08%       1.28%
   High Yield Fund
      December 31, 2007 ...........      22     11.89       11.36      1.40%       2.65%      257     -0.17%      -1.39%      10.25%
      December 31, 2006 ...........      45     11.91       11.52      1.40%       2.65%      537      9.17%       7.87%      15.88%
      December 31, 2005 ...........      16     10.91       10.68      1.40%       2.65%      178      1.30%       0.00%       2.84%
      December 31, 2004 ...........      92     10.77       10.68      1.40%       2.65%      985      8.02%       7.23%       3.99%
      Inception May 1, 2004 .......      --      9.97        9.96       N/A         N/A        --       N/A         N/A         N/A
   Mid Cap Core Equity Fund
      December 31, 2007 ...........      13     17.33       13.58      1.40%       2.65%      224      7.77%       6.43%       0.06%
      December 31, 2006 ...........      11     16.08       12.76      1.40%       2.65%      173      9.46%       8.04%       1.04%
      December 31, 2005 ...........      26     14.69       11.81      1.40%       2.65%      380      5.76%       4.51%       0.29%
      December 31, 2004 ...........      25     13.89       11.30      1.40%       2.65%      349     12.02%      10.57%       0.02%
      December 31, 2003 ...........       7     12.40       12.35      1.40%       2.05%       81     24.56%      24.04%       0.00%
      Inception May 1, 2003 .......      --      9.96        9.96       N/A         N/A        --       N/A         N/A         N/A
   Technology Fund
      December 31, 2007 ...........      11      6.54       11.44      1.40%       2.65%       82      6.34%       4.86%       0.00%
      December 31, 2006 ...........      10      6.15       10.91      1.40%       2.65%       72      8.85%       7.59%       0.00%
      December 31, 2005 ...........      28      5.65       10.14      1.40%       2.65%      160      0.71%      -0.49%       0.00%
      December 31, 2004 ...........      97      5.61       10.19      1.40%       2.65%      547      3.31%       1.90%       0.00%
      December 31, 2003 ...........     109      5.43        5.35      1.40%       2.05%      590     43.27%      42.42%       0.00%
THE ALGER AMERICAN FUND:
   Growth Portfolio
      December 31, 2007 ...........     107     16.64       13.84      1.40%       2.65%    1,736     18.27%      16.79%       0.33%
      December 31, 2006 ...........      40     14.07       11.85      1.40%       2.65%      547      3.68%       2.42%       0.15%
      December 31, 2005 ...........      96     13.57       11.57      1.40%       2.65%    1,282     10.50%       9.15%       0.19%
      December 31, 2004 ...........      78     12.28       10.60      1.40%       2.65%      949      3.98%       2.71%       0.00%
      December 31, 2003 ...........      37     11.81       11.52      1.40%       2.05%      431     33.28%      32.49%       0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------
                                             STANDARD   STD WITH   STANDARD   STD WITH      NET    STANDARD   STD WITH
                                      UNITS  CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    ASSETS  CONTRACT  ALL RIDERS  INVESTMENT
                                     ------  --------------------  --------------------   -------  --------------------    INCOME
FUND DESCRIPTION                     (000S)       UNIT VALUE           EXPENSE RATIO       (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND: (continued)
   Leveraged AllCap Portfolio
      December 31, 2007 ...........      30  $  25.89  $    18.15      1.40%       2.65%  $   766     31.62%      30.01%       0.00%
      December 31, 2006 ...........      24     19.67       13.96      1.40%       2.65%      437     17.64%      16.24%       0.00%
      December 31, 2005 ...........      34     16.72       12.01      1.40%       2.65%      534     12.82%      11.41%       0.00%
      December 31, 2004 ...........      40     14.82       10.78      1.40%       2.65%      552      6.70%       5.38%       0.00%
      December 31, 2003 ...........      37     13.89       13.54      1.40%       2.05%      513     32.85%      32.06%       0.00%
   MidCap Growth Portfolio
      December 31, 2007 ...........      92     27.53       16.37      1.40%       2.65%    2,329     29.74%      28.09%       0.00%
      December 31, 2006 ...........      37     21.22       12.78      1.40%       2.65%      629      8.60%       7.30%       0.00%
      December 31, 2005 ...........      56     19.54       11.91      1.40%       2.65%      953      8.31%       6.91%       0.00%
      December 31, 2004 ...........      46     18.04       11.14      1.40%       2.65%      739     11.43%      10.08%       0.00%
      December 31, 2003 ...........      23     16.19       15.79      1.40%       2.05%      374     45.74%      44.87%       0.00%
   Small Capitalization Portfolio
      December 31, 2007 ...........      23     14.62       17.45      1.40%       2.65%      344     15.57%      14.13%       0.00%
      December 31, 2006 ...........      30     12.65       15.29      1.40%       2.65%      381     18.33%      16.90%       0.00%
      December 31, 2005 ...........      79     10.69       13.08      1.40%       2.65%      849     15.32%      13.84%       0.00%
      December 31, 2004 ...........      59      9.27       11.49      1.40%       2.65%      569     14.87%      13.54%       0.00%
      December 31, 2003 ...........      40      8.07        7.87      1.40%       2.05%      323     40.37%      39.53%       0.00%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income Fund
      December 31, 2007 ...........      23     11.45       11.22      1.40%       2.65%      267      3.62%       2.37%       1.31%
      December 31, 2006 ...........       4     11.05       10.96      1.40%       2.65%       49     10.94%      10.04%       0.00%
      Inception May 1, 2006 .......      --      9.96        9.96       N/A         N/A        --       N/A         N/A         N/A
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced Fund
      December 31, 2007 ...........       9     11.85       11.47      1.40%       2.65%      107      3.40%       2.23%       0.63%
      December 31, 2006 ...........       2     11.46       11.22      1.40%       2.65%       21      8.11%       6.76%       0.61%
      December 31, 2005 ...........       1     10.60       10.51      1.40%       2.65%        9      5.58%       4.68%       0.00%
      Inception May 1, 2005 .......      --     10.04       10.04       N/A         N/A        --       N/A         N/A         N/A
   Income & Growth Fund
      December 31, 2007 ...........      34     14.83       12.95      1.40%       2.65%      503     -1.46%      -2.70%       1.71%
      December 31, 2006 ...........      35     15.05       13.31      1.40%       2.65%      514     15.50%      14.05%       1.77%
      December 31, 2005 ...........      53     13.03       11.67      1.40%       2.65%      682      3.17%       1.92%       2.32%
      December 31, 2004 ...........      70     12.63       11.45      1.40%       2.65%      873     11.38%       9.99%       1.47%
      December 31, 2003 ...........      14     11.34       11.06      1.40%       2.05%      156     27.57%      26.82%       0.43%
   Inflation Protection Fund
      December 31, 2007 ...........       8     11.43       10.92      1.40%       2.65%       88      7.93%       6.64%       4.17%
      December 31, 2006 ...........       5     10.59       10.24      1.40%       2.65%       55      0.19%      -1.06%       3.52%
      December 31, 2005 ...........       5     10.57       10.35      1.40%       2.65%       55      0.19%      -1.05%       4.14%
      December 31, 2004 ...........       6     10.55       10.46      1.40%       2.65%       63      5.08%       4.18%       2.40%
      Inception May 1, 2004 .......      --     10.04       10.04       N/A         N/A        --       N/A         N/A         N/A
   International Fund
      December 31, 2007 ...........     121     18.03       17.80      1.40%       2.65%    2,123     16.40%      14.99%       0.27%
      December 31, 2006 ...........      78     15.49       15.48      1.40%       2.65%    1,208     23.33%      21.70%       1.19%
      December 31, 2005 ...........      35     12.56       12.72      1.40%       2.65%      439     11.64%      10.32%       1.24%
      December 31, 2004 ...........      41     11.25       11.53      1.40%       2.65%      461     13.41%      11.94%       0.39%
      December 31, 2003 ...........      22      9.92        9.68      1.40%       2.05%      214     22.78%      22.05%       0.19%
   Large Company Value Fund
      December 31, 2007 ...........      --      9.37        9.29      1.40%       2.65%       --     -6.67%      -7.47%       0.00%
      Inception May 1, 2007 .......      --     10.04       10.04       N/A         N/A        --       N/A         N/A         N/A
   Ultra Fund
      December 31, 2007 ...........      --     11.53       11.43      1.40%       2.65%       --     15.07%      14.07%       0.00%
      Inception May 1, 2007 .......      --     10.02       10.02       N/A         N/A        --       N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------
                                             STANDARD   STD WITH   STANDARD   STD WITH      NET    STANDARD   STD WITH
                                      UNITS  CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    ASSETS  CONTRACT  ALL RIDERS  INVESTMENT
                                     ------  --------------------  --------------------   -------  --------------------    INCOME
FUND DESCRIPTION                     (000S)       UNIT VALUE           EXPENSE RATIO       (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
   Value Fund
      December 31, 2007 ...........      46  $  18.13  $    12.70      1.40%       2.65%  $   803     -6.45%      -7.64%       1.71%
      December 31, 2006 ...........      49     19.38       13.75      1.40%       2.65%      912     16.96%      15.55%       0.88%
      December 31, 2005 ...........      35     16.57       11.90      1.40%       2.65%      551      3.63%       2.32%       0.75%
      December 31, 2004 ...........      42     15.99       11.63      1.40%       2.65%      637     12.68%      11.29%       0.78%
      December 31, 2003 ...........      35     14.19       13.84      1.40%       2.05%      498     27.17%      26.41%       0.66%
   Vista Fund
      December 31, 2007 ...........      21     12.36       12.26      1.40%       2.65%      258     23.97%      22.97%       0.00%
      Inception May 1, 2007 .......      --      9.97        9.97       N/A         N/A        --       N/A         N/A         N/A
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond Fund
      December 31, 2007 ...........      --     10.58       10.23      1.40%       2.65%        3     -3.20%      -4.39%       2.63%
      December 31, 2006 ...........      73     10.93       10.70      1.40%       2.65%      794      4.79%       3.48%       9.48%
      December 31, 2005 ...........       5     10.43       10.34      1.40%       2.65%       49      3.68%       2.89%       0.00%
      Inception May 1, 2005 .......      --     10.06       10.05       N/A         N/A        --       N/A         N/A         N/A
THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio
      December 31, 2007 ...........       4     12.70       12.28      1.40%       2.65%       48     -2.08%      -3.31%       0.19%
      December 31, 2006 ...........       4     12.97       12.70      1.40%       2.65%       46     12.88%      11.40%       0.14%
      December 31, 2005 ...........       2     11.49       11.40      1.40%       2.65%       27     13.43%      12.54%       0.00%
      Inception May 1, 2005 .......      --     10.13       10.13       N/A         N/A        --       N/A         N/A         N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
      December 31, 2007 ...........      14     11.23       11.90      1.40%       2.65%      156      6.24%       4.94%       0.52%
      December 31, 2006 ...........      26     10.57       11.34      1.40%       2.65%      280      7.75%       6.38%       0.11%
      December 31, 2005 ...........      25      9.81       10.66      1.40%       2.65%      247      2.19%       0.95%       0.00%
      December 31, 2004 ...........      37      9.60       10.56      1.40%       2.65%      367      4.69%       3.43%       0.69%
      December 31, 2003 ...........      10      9.17        8.94      1.40%       2.05%       87     24.25%      23.51%       0.07%
DREYFUS STOCK INDEX FUND
      December 31, 2007 ...........      74     14.41       13.15      1.40%       2.65%    1,048      3.82%       2.49%       1.66%
      December 31, 2006 ...........     114     13.88       12.83      1.40%       2.65%    1,562     13.86%      12.45%       1.59%
      December 31, 2005 ...........     134     12.19       11.41      1.40%       2.65%    1,610      3.31%       1.97%       1.61%
      December 31, 2004 ...........     157     11.80       11.19      1.40%       2.65%    1,831      9.06%       7.80%       1.99%
      December 31, 2003 ...........     114     10.82       10.55      1.40%       2.05%    1,232     26.58%      25.82%       0.96%
DREYFUS VARIABLE INVESTMENT FUND:
   International Value Portfolio
      December 31, 2007 ...........      43     18.22       16.15      1.40%       2.65%      757      2.71%       1.38%       1.71%
      December 31, 2006 ...........      62     17.74       15.93      1.40%       2.65%    1,081     20.84%      19.42%       1.29%
      December 31, 2005 ...........      54     14.68       13.34      1.40%       2.65%      786     10.38%       8.99%       0.00%
      December 31, 2004 ...........      53     13.30       12.24      1.40%       2.65%      698     18.33%      16.91%       1.35%
      December 31, 2003 ...........      26     11.24       10.96      1.40%       2.05%      295     34.46%      33.66%       0.53%
FEDERATED INSURANCE SERIES:
   Capital Income Fund II
      December 31, 2007 ...........      13     10.35       13.05      1.40%       2.65%      140      2.68%       1.32%       3.30%
      December 31, 2006 ...........      10     10.08       12.88      1.40%       2.65%      107     14.03%      12.59%       5.94%
      December 31, 2005 ...........      12      8.84       11.44      1.40%       2.65%      117      4.74%       3.53%       7.98%
      December 31, 2004 ...........      24      8.44       11.05      1.40%       2.65%      207      8.48%       7.07%       4.01%
      December 31, 2003 ...........      13      7.78        7.59      1.40%       2.05%      103     18.99%      18.28%       4.09%
   High Income Bond Fund II
      December 31, 2007 ...........      30     13.27       11.81      1.40%       2.65%      388      2.00%       0.68%       7.02%
      December 31, 2006 ...........     125     13.01       11.73      1.40%       2.65%    1,609      9.24%       7.91%       8.68%
      December 31, 2005 ...........      65     11.91       10.87      1.40%       2.65%      762      1.28%       0.00%       7.64%
      December 31, 2004 ...........     140     11.76       10.87      1.40%       2.65%    1,640      8.89%       7.52%       3.98%
      December 31, 2003 ...........     140     10.80       10.53      1.40%       2.05%    1,505     20.52%      19.80%       6.50%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------
                                             STANDARD   STD WITH   STANDARD   STD WITH      NET    STANDARD   STD WITH
                                      UNITS  CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    ASSETS  CONTRACT  ALL RIDERS  INVESTMENT
                                     ------  --------------------  --------------------   -------  --------------------    INCOME
FUND DESCRIPTION                     (000S)       UNIT VALUE           EXPENSE RATIO       (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: (continued)
   International Equity Fund II
      December 31, 2007 ...........      18  $  16.83  $    15.09      1.40%       2.65%  $   305      8.02%       6.64%       0.18%
      December 31, 2006 ...........      21     15.58       14.15      1.40%       2.65%      323     17.23%      15.79%       0.17%
      December 31, 2005 ...........      23     13.29       12.22      1.40%       2.65%      301      7.52%       6.26%       0.00%
      December 31, 2004 ...........      36     12.36       11.50      1.40%       2.65%      446     12.47%      11.00%       0.00%
      December 31, 2003 ...........      15     10.99       10.71      1.40%       2.05%      165     30.02%      29.25%       0.00%
   Kaufmann Fund II
      December 31, 2007 ...........      --     12.51       12.33      1.40%       2.65%       --     18.92%      17.43%       0.00%
      December 31, 2006 ...........      --     10.52       10.50      1.40%       2.65%       --      5.84%       5.74%       0.00%
      Inception November 1, 2006 ..      --      9.94        9.93       N/A         N/A        --       N/A         N/A         N/A
   Market Opportunity Fund II
      December 31, 2007 ...........       1      9.85        9.71      1.40%       2.65%        9     -2.86%      -4.05%       0.00%
      December 31, 2006 ...........      --     10.14       10.12      1.40%       2.65%       --      1.30%       1.10%       0.00%
      Inception November 1, 2006 ..      --     10.01       10.01       N/A         N/A        --       N/A         N/A         N/A
JANUS ASPEN SERIES:
   Balanced Portfolio
      December 31, 2007 ...........       2     10.39       10.30      1.40%       2.65%       19      4.00%       3.10%       3.00%
      Inception May 1, 2007 .......      --      9.99        9.99       N/A         N/A        --       N/A         N/A         N/A
   Forty Portfolio
      December 31, 2007 ...........       7     12.68       12.57      1.40%       2.65%       92     26.80%      25.70%       0.92%
      Inception May 1, 2007 .......      --     10.00       10.00       N/A         N/A        --       N/A         N/A         N/A
   Global Life Sciences Portfolio
      December 31, 2007 ...........       3     10.87       10.78      1.40%       2.65%       28      8.59%       7.69%       0.00%
      Inception May 1, 2007 .......      --     10.01       10.01       N/A         N/A        --       N/A         N/A         N/A
   Growth and Income Portfolio
      December 31, 2007 ...........      14     17.14       13.75      1.40%       2.65%      244      7.26%       5.85%       1.22%
      December 31, 2006 ...........      26     15.98       12.99      1.40%       2.65%      397      6.53%       5.27%       1.55%
      December 31, 2005 ...........      40     15.00       12.34      1.40%       2.65%      586     10.78%       9.40%       0.75%
      December 31, 2004 ...........      21     13.54       11.28      1.40%       2.65%      276     10.35%       8.99%       0.83%
      December 31, 2003 ...........       9     12.27       12.21      1.40%       2.05%      106     17.26%      16.83%       0.78%
      Inception March 21, 2003 ....      --     10.23       10.45       N/A         N/A        --       N/A         N/A         N/A
   International Growth Portfolio
      December 31, 2007 ...........      40     40.53       27.66      1.40%       2.65%    1,505     26.54%      24.93%       0.65%
      December 31, 2006 ...........      33     32.03       22.14      1.40%       2.65%      985     45.00%      43.21%       1.50%
      December 31, 2005 ...........      13     22.09       15.46      1.40%       2.65%      253     30.48%      28.83%       1.21%
      December 31, 2004 ...........       5     16.93       12.00      1.40%       2.65%       62     17.24%      15.83%       0.69%
      December 31, 2003 ...........      --     14.44       14.37      1.40%       2.05%        1     35.86%      35.31%       0.37%
      Inception March 21, 2003 ....      --     10.14       10.62       N/A         N/A        --       N/A         N/A         N/A
   Large Cap Growth Portfolio
      December 31, 2007 ...........      30     19.47       12.85      1.40%       2.65%      506     13.46%      12.03%       0.75%
      December 31, 2006 ...........      23     17.16       11.47      1.40%       2.65%      331      9.86%       8.51%       0.44%
      December 31, 2005 ...........      37     15.62       10.57      1.40%       2.65%      529      2.83%       1.54%       0.36%
      December 31, 2004 ...........      26     15.19       10.41      1.40%       2.65%      379      3.05%       1.76%       0.12%
      December 31, 2003 ...........      36     14.74       14.51      1.40%       2.05%      527    123.60%     121.97%       0.05%
JANUS ASPEN SERIES:
   Mid Cap Growth Portfolio
      December 31, 2007 ...........      25     19.32       17.19      1.40%       2.65%      482     20.37%      18.80%       0.22%
      December 31, 2006 ...........      21     16.05       14.47      1.40%       2.65%      332     12.00%      10.71%       0.00%
      December 31, 2005 ...........      53     14.33       13.07      1.40%       2.65%      746     10.74%       9.37%       0.00%
      December 31, 2004 ...........      42     12.94       11.95      1.40%       2.65%      545     19.04%      17.50%       0.00%
      December 31, 2003 ...........      29     10.87       10.60      1.40%       2.05%      316     33.23%      32.43%       0.00%
   Mid Cap Value Portfolio
      December 31, 2007 ...........      --      9.90        9.82      1.40%       2.65%        5     -1.10%      -1.80%      13.06%
      Inception May 1, 2007 .......      --     10.01       10.00       N/A         N/A        --       N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------
                                             STANDARD   STD WITH   STANDARD   STD WITH      NET    STANDARD   STD WITH
                                      UNITS  CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    ASSETS  CONTRACT  ALL RIDERS  INVESTMENT
                                     ------  --------------------  --------------------   -------  --------------------    INCOME
FUND DESCRIPTION                     (000S)       UNIT VALUE           EXPENSE RATIO       (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (continued)
   Small Company Value Portfolio - Service
      December 31, 2007 ...........      --  $   8.90  $     8.83      1.40%       2.65%  $     1    -11.18%     -11.88%       0.00%
      Inception May 1, 2007 .......      --     10.02       10.02       N/A         N/A        --       N/A         N/A         N/A
   Worldwide Growth Portfolio
      December 31, 2007 ...........      17     14.91       13.40      1.40%       2.65%      238      8.04%       6.77%       0.65%
      December 31, 2006 ...........      14     13.80       12.55      1.40%       2.65%      186     16.55%      15.03%       1.56%
      December 31, 2005 ...........      16     11.84       10.91      1.40%       2.65%      185      4.41%       3.12%       1.32%
      December 31, 2004 ...........      23     11.34       10.58      1.40%       2.65%      256      3.09%       2.03%       0.96%
      December 31, 2003 ...........      40     11.00       10.75      1.40%       2.05%      439     58.02%      55.81%       0.10%
LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Portfolio
      December 31, 2007 ...........      64     29.59       28.26      1.40%       2.65%    1,850     31.45%      29.81%       1.75%
      December 31, 2006 ...........      29     22.51       21.77      1.40%       2.65%      652     28.12%      26.57%       0.78%
      December 31, 2005 ...........      71     17.57       17.20      1.40%       2.65%    1,236     38.89%      37.05%       0.24%
      December 31, 2004 ...........       3     12.65       12.55      1.40%       2.65%       42     28.82%      27.93%       0.03%
      Inception May 1, 2004 .......      --      9.82        9.81       N/A         N/A        --       N/A         N/A         N/A
   International Equity Portfolio
      December 31, 2007 ...........       8     16.26       15.53      1.40%       2.65%      133      9.20%       7.85%       1.44%
      December 31, 2006 ...........      12     14.89       14.40      1.40%       2.65%      174     20.86%      19.30%       2.93%
      December 31, 2005 ...........       4     12.32       12.07      1.40%       2.65%       45      9.12%       7.77%       0.94%
      December 31, 2004 ...........       2     11.29       11.20      1.40%       2.65%       20     13.70%      12.79%       0.00%
      Inception May 1, 2004 .......      --      9.93        9.93       N/A         N/A        --       N/A         N/A         N/A
   Small Cap Portfolio
      December 31, 2007 ...........      17     18.01       11.82      1.40%       2.65%      299     -8.53%      -9.70%       0.00%
      December 31, 2006 ...........      28     19.69       13.09      1.40%       2.65%      519     14.48%      13.04%       0.00%
      December 31, 2005 ...........      43     17.20       11.58      1.40%       2.65%      710      2.56%       1.31%       0.00%
      December 31, 2004 ...........      59     16.77       11.43      1.40%       2.65%      964     13.23%      11.84%       0.00%
      December 31, 2003 ...........      62     14.81       14.44      1.40%       2.05%      919     35.32%      34.51%       0.00%
   US Strategic Equity Portfolio
      December 31, 2007 ...........      22     13.48       12.51      1.40%       2.65%      286     -2.32%      -3.55%       1.32%
      December 31, 2006 ...........      24     13.80       12.97      1.40%       2.65%      325     15.87%      14.37%       0.48%
      December 31, 2005 ...........      10     11.91       11.34      1.40%       2.65%      124      1.88%       0.71%       0.82%
      December 31, 2004 ...........       2     11.69       11.26      1.40%       2.65%       18     10.28%       8.90%       0.41%
      December 31, 2003 ...........       3     10.60       10.34      1.40%       2.05%       35     22.29%      21.56%       0.25%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   Aggressive Growth Portfolio
      December 31, 2007 ...........       1      9.56        9.48      1.40%       2.65%       11     -3.43%      -4.24%       0.00%
      Inception April 30, 2007 ....      --      9.90        9.90       N/A         N/A        --       N/A         N/A         N/A
   Capital and Income Portfolio
      December 31, 2007 ...........       6     10.01        9.93      1.40%       2.65%       56      0.60%      -0.20%       1.39%
      Inception April 30, 2007 ....      --      9.95        9.95       N/A         N/A        --       N/A         N/A         N/A
   Fundamental Value Portfolio
      December 31, 2007 ...........      29      9.50        9.42      1.40%       2.65%      280     -4.04%      -4.85%       1.52%
      Inception April 30, 2007 ....      --      9.90        9.90       N/A         N/A        --       N/A         N/A         N/A
   Large Cap Growth Portfolio
      December 31, 2007 ...........       5      9.92        9.84      1.40%       2.65%       46      0.20%      -0.61%       0.03%
      Inception April 30, 2007 ....      --      9.90        9.89       N/A         N/A        --       N/A         N/A         N/A
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Global High Yield Bond Portfolio
      December 31, 2007 ...........      --     11.34       10.97      1.40%       2.65%        2     -1.48%      -2.66%       7.82%
      December 31, 2006 ...........      --     11.51       11.27      1.40%       2.65%       --      9.10%       7.74%       0.00%
      December 31, 2005 ...........      --     10.55       10.46      1.40%       2.65%       --      5.39%       4.50%       0.00%
      Inception May 1, 2005 .......      --     10.01       10.01       N/A         N/A        --       N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------
                                             STANDARD   STD WITH   STANDARD   STD WITH      NET    STANDARD   STD WITH
                                      UNITS  CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    ASSETS  CONTRACT  ALL RIDERS  INVESTMENT
                                     ------  --------------------  --------------------   -------  --------------------    INCOME
FUND DESCRIPTION                     (000S)       UNIT VALUE           EXPENSE RATIO       (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST: (continued)
   Government Portfolio
      December 31, 2007 ...........       5  $  10.39  $    10.05      1.40%       2.65%  $    54      1.07%      -0.20%       5.67%
      December 31, 2006 ...........      --     10.28       10.07      1.40%       2.65%       --      2.70%       1.41%       0.00%
      December 31, 2005 ...........      --     10.01        9.93      1.40%       2.65%       --      0.10%      -0.70%       0.00%
      Inception May 1, 2005 .......      --     10.00       10.00       N/A         N/A        --       N/A         N/A         N/A
   Strategic Bond Portfolio
      December 31, 2007 ...........      14     11.17       10.67      1.40%       2.65%      158      0.54%      -0.65%       5.17%
      December 31, 2006 ...........      11     11.11       10.74      1.40%       2.65%      116      3.64%       2.29%       4.85%
      December 31, 2005 ...........       5     10.72       10.50      1.40%       2.65%       51      1.04%      -0.19%       2.40%
      December 31, 2004 ...........      10     10.61       10.52      1.40%       2.65%      105      6.10%       5.20%      16.37%
      Inception May 1, 2004 .......      --     10.00       10.00       N/A         N/A        --       N/A         N/A         N/A
LORD ABBETT SERIES FUND, INC.:
   America's Value Portfolio
      December 31, 2007 ...........      36     16.50       13.35      1.40%       2.65%      593      1.73%       0.45%       2.72%
      December 31, 2006 ...........      41     16.22       13.29      1.40%       2.65%      662     12.95%      11.49%       2.42%
      December 31, 2005 ...........      41     14.36       11.92      1.40%       2.65%      581      2.35%       1.10%       2.04%
      December 31, 2004 ...........      38     14.03       11.79      1.40%       2.65%      532     14.81%      13.47%       2.86%
      December 31, 2003 ...........       6     12.22       12.17      1.40%       2.05%       76     22.16%      21.66%       0.48%
      Inception May 1, 2003 .......      --     10.00       10.00       N/A         N/A        --       N/A         N/A         N/A
   Growth and Income Portfolio
      December 31, 2007 ...........      63     18.21       13.26      1.40%       2.65%    1,202      2.02%       0.68%       1.30%
      December 31, 2006 ...........      75     17.85       13.17      1.40%       2.65%    1,384     15.61%      14.22%       1.58%
      December 31, 2005 ...........      97     15.44       11.53      1.40%       2.65%    1,559      1.85%       0.61%       1.03%
      December 31, 2004 ...........     101     15.16       11.46      1.40%       2.65%    1,495     11.06%       9.67%       1.03%
      December 31, 2003 ...........      60     13.65       13.31      1.40%       2.05%      813     29.19%      28.42%       0.44%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Lehman Brothers High Income Bond Portfolio
      December 31, 2007 ...........       2     10.90       10.54      1.40%       2.65%       20     -0.37%      -1.59%       0.98%
      December 31, 2006 ...........       1     10.94       10.71      1.40%       2.65%       12      6.01%       4.59%      18.32%
      December 31, 2005 ...........      --     10.32       10.24      1.40%       2.65%        4      3.20%       2.40%       6.75%
      Inception May 1, 2005 .......      --     10.00       10.00       N/A         N/A        --       N/A         N/A         N/A
   Lehman Brothers Short Duration Bond Portfolio
      December 31, 2007 ...........      51     12.80       10.06      1.40%       2.65%      621      3.31%       2.03%       3.26%
      December 31, 2006 ...........      38     12.39        9.86      1.40%       2.65%      430      2.74%       1.54%       2.95%
      December 31, 2005 ...........      48     12.06        9.71      1.40%       2.65%      533      0.08%      -1.22%       2.69%
      December 31, 2004 ...........      44     12.05        9.83      1.40%       2.65%      498     -0.66%      -1.90%       3.92%
      December 31, 2003 ...........      28     12.13       11.83      1.40%       2.05%      341      1.00%       0.40%       1.34%
   Fasciano Portfolio
      December 31, 2007 ...........       3     14.44       11.15      1.40%       2.65%       37     -0.89%      -2.11%       0.00%
      December 31, 2006 ...........       3     14.57       11.39      1.40%       2.65%       40      3.77%       2.52%       0.00%
      December 31, 2005 ...........       3     14.04       11.11      1.40%       2.65%       43      1.52%       0.18%       0.00%
      December 31, 2004 ...........       8     13.83       11.09      1.40%       2.65%      103     10.29%       8.94%       0.00%
      December 31, 2003 ...........       1     12.54       12.49      1.40%       2.05%       19     24.90%      24.41%       0.00%
      Inception May 1, 2003 .......      --     10.04       10.04       N/A         N/A        --       N/A         N/A         N/A
   Mid-Cap Growth Portfolio
      December 31, 2007 ...........      18     13.32       16.91      1.40%       2.65%      232     20.87%      19.34%       0.00%
      December 31, 2006 ...........      13     11.02       14.17      1.40%       2.65%      145     13.03%      11.66%       0.00%
      December 31, 2005 ...........      31      9.75       12.69      1.40%       2.65%      304     12.20%      10.83%       0.00%
      December 31, 2004 ...........      46      8.69       11.45      1.40%       2.65%      412     14.64%      13.25%       0.00%
      December 31, 2003 ...........      25      7.58        7.46      1.40%       2.05%      186     26.29%      25.54%       0.00%
   Partners Portfolio
      December 31, 2007 ...........      67     16.45       15.97      1.40%       2.65%    1,105      7.80%       6.47%       0.55%
      December 31, 2006 ...........      24     15.26       15.00      1.40%       2.65%      365     10.66%       9.33%       1.11%
      December 31, 2005 ...........      28     13.79       13.72      1.40%       2.65%      389     16.47%      14.91%       1.21%
      December 31, 2004 ...........      28     11.84       11.94      1.40%       2.65%      324     17.34%      15.92%       0.02%
      December 31, 2003 ...........      10     10.09        9.84      1.40%       2.05%      100     33.21%      32.42%       0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------
                                             STANDARD   STD WITH   STANDARD   STD WITH      NET    STANDARD   STD WITH
                                      UNITS  CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    ASSETS  CONTRACT  ALL RIDERS  INVESTMENT
                                     ------  --------------------  --------------------   -------  --------------------    INCOME
FUND DESCRIPTION                     (000S)       UNIT VALUE           EXPENSE RATIO       (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
   Regency Portfolio
      December 31, 2007 ...........       7  $  19.39  $    14.50      1.40%       2.65%  $   125      1.84%       0.62%       0.42%
      December 31, 2006 ...........       8     19.04       14.41      1.40%       2.65%      151      9.61%       8.26%       0.43%
      December 31, 2005 ...........       7     17.37       13.31      1.40%       2.65%      122     10.50%       9.01%       0.09%
      December 31, 2004 ...........      19     15.72       12.21      1.40%       2.65%      280     20.64%      19.24%       0.02%
      December 31, 2003 ...........      --     13.03       12.98      1.40%       2.05%        5     30.19%      29.68%       0.00%
      Inception May 1, 2003 .......      --     10.01       10.01       N/A         N/A        --       N/A         N/A         N/A
   Socially Responsive Portfolio
      December 31, 2007 ...........      13     14.16       13.53      1.40%       2.65%      187      6.07%       4.80%       0.12%
      December 31, 2006 ...........       3     13.35       12.91      1.40%       2.65%       36     12.18%      10.72%       0.20%
      December 31, 2005 ...........       5     11.90       11.66      1.40%       2.65%       57      5.40%       4.11%       0.00%
      December 31, 2004 ...........      --     11.29       11.20      1.40%       2.65%       --     12.79%      11.89%       0.00%
      Inception May 1, 2004 .......      --     10.01       10.01       N/A         N/A        --       N/A         N/A         N/A
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced Portfolio
      December 31, 2007 ...........      73      9.79        9.71      1.40%       2.65%      712     -2.39%      -3.19%       1.13%
      Inception May 1, 2007 .......      --     10.03       10.03       N/A         N/A        --       N/A         N/A         N/A
   JNF Equity Portfolio
      December 31, 2007 ...........     236      8.96        8.89      1.40%       2.65%    2,113    -10.49%     -11.19%       0.00%
      Inception May 1, 2007 .......      --     10.01       10.01       N/A         N/A        --       N/A         N/A         N/A
PIMCO VARIABLE INSURANCE TRUST:
   All Asset Portfolio
      December 31, 2007 ...........      --     11.09       10.86      1.40%       2.65%       --      6.84%       5.44%       2.40%
      December 31, 2006 ...........       2     10.38       10.30      1.40%       2.65%       21      4.11%       3.31%       4.90%
      Inception May 1, 2006 .......      --      9.97        9.97       N/A         N/A        --       N/A         N/A         N/A
   CommodityRealReturn Strategy Portfolio
      December 31, 2007 ...........      --     11.56       11.32      1.40%       2.65%       --     21.43%      19.92%       0.21%
      December 31, 2006 ...........      --      9.52        9.44      1.40%       2.65%       --     -5.74%      -6.53%       0.00%
      Inception May 1, 2006 .......      --     10.10       10.10       N/A         N/A        --       N/A         N/A         N/A
   Emerging Markets Bond Portfolio
      December 31, 2007 ...........       1     11.20       10.96      1.40%       2.65%        9      4.38%       3.01%       5.81%
      December 31, 2006 ...........      77     10.73       10.64      1.40%       2.65%      827      7.52%       6.61%       3.71%
      Inception May 1, 2006 .......      --      9.98        9.98       N/A         N/A        --       N/A         N/A         N/A
   Foreign Bond US Dollar-Hedged Portfolio
      December 31, 2007 ...........      --     10.46       10.24      1.40%       2.65%        2      2.25%       0.89%       3.36%
      December 31, 2006 ...........      --     10.23       10.15      1.40%       2.65%        2      2.20%       1.40%       2.47%
      Inception May 1, 2006 .......      --     10.01       10.01       N/A         N/A        --       N/A         N/A         N/A
   Global Bond Unhedged Portfolio
      December 31, 2007 ...........       7     10.99       10.77      1.40%       2.65%       75      8.17%       6.85%       3.38%
      December 31, 2006 ...........       8     10.16       10.08      1.40%       2.65%       86      1.60%       0.80%       2.29%
      Inception May 1, 2006 .......      --     10.00       10.00       N/A         N/A        --       N/A         N/A         N/A
   High Yield Portfolio
      December 31, 2007 ...........      13     10.75       10.52      1.40%       2.65%      137      2.09%       0.77%       6.85%
      December 31, 2006 ...........      13     10.53       10.44      1.40%       2.65%      140      5.41%       4.50%       4.54%
      Inception May 1, 2006 .......      --      9.99        9.99       N/A         N/A        --       N/A         N/A         N/A
   Long Term US Government Portfolio
      December 31, 2007 ...........      23     10.73       10.58      1.40%       2.65%      242      8.17%       6.87%       4.45%
      December 31, 2006 ...........      --      9.92        9.90      1.40%       2.65%       --     -1.29%      -1.49%       0.00%
      Inception November 1, 2006 ..      --     10.05       10.05       N/A         N/A        --       N/A         N/A         N/A
   Low Duration Portfolio
      December 31, 2007 ...........      --     10.62       10.46      1.40%       2.65%       --      5.88%       4.50%       4.37%
      December 31, 2006 ...........      --     10.03       10.01      1.40%       2.65%       --      0.20%       0.00%       0.00%
      Inception November 1, 2006 ..      --     10.01       10.01       N/A         N/A        --       N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------
                                             STANDARD   STD WITH   STANDARD   STD WITH      NET    STANDARD   STD WITH
                                      UNITS  CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    ASSETS  CONTRACT  ALL RIDERS  INVESTMENT
                                     ------  --------------------  --------------------   -------  --------------------    INCOME
FUND DESCRIPTION                     (000S)       UNIT VALUE           EXPENSE RATIO       (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
   Money Market Portfolio
      December 31, 2007 ...........     454  $  10.78  $    10.30      1.40%       2.65%  $ 4,876      3.36%       2.08%       4.72%
      December 31, 2006 ...........      36     10.43       10.09      1.40%       2.65%      376      3.17%       1.92%       4.54%
      December 31, 2005 ...........      23     10.11        9.90      1.40%       2.65%      230      1.30%       0.10%       2.81%
      December 31, 2004 ...........      11      9.98        9.89      1.40%       2.65%      113     -0.20%      -1.10%       0.93%
      Inception May 1, 2004 .......      --     10.00       10.00       N/A         N/A        --       N/A         N/A         N/A
   RealEstateRealReturn Strategy Portfolio
      December 31, 2007 ...........       6     10.21        9.99      1.40%       2.65%       59    -13.84%     -14.98%      22.46%
      December 31, 2006 ...........       2     11.29       11.75      1.40%       2.65%       26     20.67%      19.65%       4.25%
      Inception May 1, 2006 .......      --      9.82        9.82       N/A         N/A        --       N/A         N/A         N/A
   Real Return Portfolio
      December 31, 2007 ...........      70     12.32       11.19      1.40%       2.65%      838      9.12%       7.70%       4.68%
      December 31, 2006 ...........      74     11.85       10.39      1.40%       2.65%      823     -0.70%      -1.89%       7.75%
      December 31, 2005 ...........      64     11.37       10.59      1.40%       2.65%      720      0.71%      -0.66%       2.84%
      December 31, 2004 ...........      51     11.29       10.66      1.40%       2.65%      570      7.32%       6.07%       1.11%
      December 31, 2003 ...........       7     10.52       10.47      1.40%       2.05%       74      4.79%       4.43%       0.30%
      Inception May 1, 2003 .......      --     10.04       10.03       N/A         N/A        --       N/A         N/A         N/A
   Short-Term Portfolio
      December 31, 2007 ...........      81     10.72       10.24      1.40%       2.65%      858      2.98%       1.69%       4.71%
      December 31, 2006 ...........      39     10.41       10.07      1.40%       2.65%      407      2.87%       1.61%       4.36%
      December 31, 2005 ...........      25     10.12        9.91      1.40%       2.65%      248      1.10%      -0.20%       3.06%
      December 31, 2004 ...........       2     10.01        9.93      1.40%       2.65%       24      0.10%      -0.70%       1.02%
      Inception May 1, 2004 .......      --     10.00       10.00       N/A         N/A        --       N/A         N/A         N/A
   StockPLUS(R) Total Return Portfolio
      December 31, 2007 ...........      --     11.81       11.57      1.40%       2.65%       --      8.05%       6.73%       0.00%
      December 31, 2006 ...........      --     10.93       10.84      1.40%       2.65%       --     10.40%       9.49%       0.00%
      Inception May 1, 2006 .......      --      9.90        9.90       N/A         N/A        --       N/A         N/A         N/A
   Total Return Portfolio
      December 31, 2007 ...........     147     11.60       11.00      1.40%       2.65%    1,686      7.21%       5.87%       4.81%
      December 31, 2006 ...........     145     10.82       10.39      1.40%       2.65%    1,559      2.37%       1.07%       4.41%
      December 31, 2005 ...........     113     10.57       10.28      1.40%       2.65%    1,188      1.05%      -0.19%       3.57%
      December 31, 2004 ...........      53     10.46       10.30      1.40%       2.65%      557      3.46%       2.18%       1.95%
      December 31, 2003 ...........      12     10.11       10.07      1.40%       2.05%      119      1.02%       0.71%       0.63%
      Inception May 1, 2003 .......      --     10.01       10.00       N/A         N/A        --       N/A         N/A         N/A
PIONEER VARIABLE CONTRACTS TRUST:
   Cullen Value Portfolio
      December 31, 2007 ...........      --     10.84       10.68      1.40%       2.65%       --      4.94%       3.59%       0.00%
      December 31, 2006 ...........      --     10.33       10.31      1.40%       2.65%       --      3.92%       3.83%  $    0.00
      Inception November 1, 2006 ..      --      9.94        9.93       N/A         N/A        --       N/A         N/A         N/A
   Emerging Markets Portfolio
      December 31, 2007 ...........      27     15.65       15.43      1.40%       2.65%      421     40.48%      38.76%       0.59%
      December 31, 2006 ...........       2     11.14       11.12      1.40%       2.65%       27     10.96%      10.76%  $    0.00
      Inception November 1, 2006 ..      --     10.04       10.04       N/A         N/A        --       N/A         N/A         N/A
   Equity Income Portfolio
      December 31, 2007 ...........      37     12.99       14.08      1.40%       2.65%      475     -0.84%      -2.09%       2.13%
      December 31, 2006 ...........      77     13.10       14.38      1.40%       2.65%    1,005     20.40%      18.94%       2.26%
      December 31, 2005 ...........      54     10.88       12.09      1.40%       2.65%      590      4.02%       2.72%       2.17%
      December 31, 2004 ...........      35     10.46       11.77      1.40%       2.65%      371     14.44%      13.06%       2.16%
      December 31, 2003 ...........      18      9.14        8.97      1.40%       2.05%      168     20.57%      19.85%       1.15%
   Fund Portfolio
      December 31, 2007 ...........      43     11.51       13.30      1.40%       2.65%      494      3.32%       2.07%       1.06%
      December 31, 2006 ...........      46     11.14       13.03      1.40%       2.65%      513     14.73%      13.30%       1.08%
      December 31, 2005 ...........      65      9.71       11.50      1.40%       2.65%      625      4.52%       3.14%       1.19%
      December 31, 2004 ...........      67      9.29       11.15      1.40%       2.65%      626      9.29%       8.04%       1.21%
      December 31, 2003 ...........       8      8.50        8.34      1.40%       2.05%       64     21.72%      21.00%       0.64%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------
                                             STANDARD   STD WITH   STANDARD   STD WITH      NET    STANDARD   STD WITH
                                      UNITS  CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    ASSETS  CONTRACT  ALL RIDERS  INVESTMENT
                                     ------  --------------------  --------------------   -------  --------------------    INCOME
FUND DESCRIPTION                     (000S)       UNIT VALUE           EXPENSE RATIO       (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
   Global High Yield Portfolio
      December 31, 2007 ...........      --  $  10.32  $    10.17      1.40%       2.65%  $     4      0.78%      -0.49%       7.20%
      December 31, 2006 ...........      --     10.24       10.22      1.40%       2.65%       --      2.30%       2.10%       0.00%
      Inception November 1, 2006 ..      --     10.01       10.01       N/A         N/A        --       N/A         N/A         N/A
   High Yield Portfolio
      December 31, 2007 ...........      97     11.61       11.23      1.40%       2.65%    1,110      4.13%       2.84%       5.11%
      December 31, 2006 ...........      58     11.15       10.92      1.40%       2.65%      648      6.80%       5.41%       5.42%
      December 31, 2005 ...........      91     10.44       10.36      1.40%       2.65%      955      4.40%       3.60%       3.59%
      Inception May 1, 2005 .......      --     10.00       10.00       N/A         N/A        --       N/A         N/A         N/A
   International Value Portfolio
      December 31, 2007 ...........      37     11.76       11.59      1.40%       2.65%      438     11.68%      10.28%       0.22%
      December 31, 2006 ...........      27     10.53       10.51      1.40%       2.65%      289      5.19%       5.00%       0.00%
      Inception November 1, 2006 ..      --     10.01       10.01       N/A         N/A        --       N/A         N/A         N/A
   Mid Cap Value Portfolio
      December 31, 2007 ...........       5     12.54       12.13      1.40%       2.65%       64      3.89%       2.62%       0.77%
      December 31, 2006 ...........       8     12.07       11.82      1.40%       2.65%       96     10.73%       9.34%       0.00%
      December 31, 2005 ...........       7     10.90       10.81      1.40%       2.65%       80      8.35%       7.46%       0.17%
      Inception May 1, 2005 .......      --     10.06       10.06       N/A         N/A        --       N/A         N/A         N/A
   Small Cap Value Portfolio
      December 31, 2007 ...........      --      9.42        9.28      1.40%       2.65%        1     -8.45%      -9.64%       1.41%
      December 31, 2006 ...........      --     10.29       10.27      1.40%       2.65%        1      4.57%       4.37%       0.00%
      Inception November 1, 2006 ..      --      9.84        9.84       N/A         N/A        --       N/A         N/A         N/A
   Strategic Income Portfolio
      December 31, 2007 ...........       3     10.57       10.42      1.40%       2.65%       27      4.65%       3.37%       5.07%
      December 31, 2006 ...........      --     10.10       10.08      1.40%       2.65%       --      0.80%       0.60%       0.00%
      Inception November 1, 2006 ..      --     10.02       10.02       N/A         N/A        --       N/A         N/A         N/A
ROYCE CAPITAL FUND:
   Micro-Cap Portfolio
      December 31, 2007 ...........      34     22.32       14.62      1.40%       2.65%      684      2.53%       1.25%       1.20%
      December 31, 2006 ...........      31     21.77       14.44      1.40%       2.65%      611     19.42%      17.88%       0.18%
      December 31, 2005 ...........      39     18.23       12.25      1.40%       2.65%      653     10.02%       8.70%       0.64%
      December 31, 2004 ...........      37     16.57       11.27      1.40%       2.65%      550     12.26%      10.82%       0.00%
      December 31, 2003 ...........      10     14.76       14.70      1.40%       2.05%      146     46.81%      46.26%       0.00%
      Inception May 1, 2003 .......      --     10.05       10.05       N/A         N/A        --       N/A         N/A         N/A
   Small-Cap Portfolio
      December 31, 2007 ...........      52     20.21       14.03      1.40%       2.65%      983     -3.49%      -4.69%       0.05%
      December 31, 2006 ...........      47     20.94       14.72      1.40%       2.65%      902     13.99%      12.54%       0.05%
      December 31, 2005 ...........      78     18.37       13.08      1.40%       2.65%    1,356      7.05%       5.74%       0.00%
      December 31, 2004 ...........      71     17.16       12.37      1.40%       2.65%    1,178     23.19%      21.63%       0.00%
      December 31, 2003 ...........      14     13.93       13.87      1.40%       2.05%      197     39.54%      39.01%       0.00%
      Inception May 1, 2003 .......      --      9.98        9.98       N/A         N/A        --       N/A         N/A         N/A
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo Fund
      December 31, 2007 ...........      40     14.00       13.54      1.40%       2.65%      551     12.18%      10.80%       0.38%
      December 31, 2006 ...........      41     12.48       12.22      1.40%       2.65%      509     10.74%       9.40%       0.10%
      December 31, 2005 ...........       3     11.27       11.17      1.40%       2.65%       31     12.25%      11.25%       0.45%
      Inception May 1, 2005 .......      --     10.04       10.04       N/A         N/A        --       N/A         N/A         N/A
   CLS AdvisorOne Clermont Fund
      December 31, 2007 ...........       1     11.78       11.40      1.40%       2.65%       11      4.71%       3.45%       3.09%
      December 31, 2006 ...........      --     11.25       11.02      1.40%       2.65%       --      6.84%       5.56%       0.00%
      December 31, 2005 ...........      --     10.53       10.44      1.40%       2.65%       --      4.99%       4.09%       0.00%
      Inception May 1, 2005 .......      --     10.03       10.03       N/A         N/A        --       N/A         N/A         N/A
   Absolute Return Strategies Fund
      December 31, 2007 ...........       2     10.55       10.30      1.40%       2.65%       17      2.43%       1.08%       4.47%
      December 31, 2006 ...........       1     10.30       10.19      1.40%       2.65%        8      3.00%       1.90%       1.29%
      Inception February 3, 2006 ..      --     10.00       10.00       N/A         N/A        --       N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------
                                             STANDARD   STD WITH   STANDARD   STD WITH      NET    STANDARD   STD WITH
                                      UNITS  CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    ASSETS  CONTRACT  ALL RIDERS  INVESTMENT
                                     ------  --------------------  --------------------   -------  --------------------    INCOME
FUND DESCRIPTION                     (000S)       UNIT VALUE           EXPENSE RATIO       (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Banking Fund
      December 31, 2007 ...........      --  $   8.76  $     8.36      1.40%       2.65%  $    --    -28.08%     -29.03%       9.79%
      December 31, 2006 ...........       5     12.18       11.78      1.40%       2.65%       58      9.73%       8.37%       0.00%
      December 31, 2005 ...........      --     11.10       10.87      1.40%       2.65%        4     -4.15%      -5.31%       1.73%
      December 31, 2004 ...........      --     11.58       11.48      1.40%       2.65%        1     14.65%      13.78%       1.65%
      Inception May 1, 2004 .......      --     10.10       10.09       N/A         N/A        --       N/A         N/A         N/A
   Basic Materials Fund
      December 31, 2007 ...........      47     20.21       19.31      1.40%       2.65%      944     32.09%      30.47%       0.13%
      December 31, 2006 ...........      20     15.30       14.80      1.40%       2.65%      305     20.57%      19.07%       0.69%
      December 31, 2005 ...........      81     12.69       12.43      1.40%       2.65%    1,019      2.59%       1.39%       0.28%
      December 31, 2004 ...........       4     12.37       12.26      1.40%       2.65%       55     24.07%      22.97%       0.17%
      Inception May 1, 2004 .......      --      9.97        9.97       N/A         N/A        --       N/A         N/A         N/A
   Biotechnology Fund
      December 31, 2007 ...........       2      9.91        9.46      1.40%       2.65%       15      3.01%       1.61%       0.00%
      December 31, 2006 ...........       1      9.62        9.31      1.40%       2.65%        9     -4.66%      -5.86%       0.00%
      December 31, 2005 ...........      72     10.09        9.89      1.40%       2.65%      716      9.08%       7.85%       0.00%
      December 31, 2004 ...........       2      9.25        9.17      1.40%       2.65%       19     -5.61%      -6.33%       0.00%
      Inception May 1, 2004 .......      --      9.80        9.79       N/A         N/A        --       N/A         N/A         N/A
   Commodities Strategy Fund
      December 31, 2007 ...........      --     10.08        9.81      1.40%       2.65%        1     29.23%      27.57%       0.00%
      December 31, 2006 ...........      --      7.80        7.69      1.40%       2.65%        1    -19.09%     -19.98%       0.00%
      December 31, 2005 ...........       2      9.64        9.61      1.40%       2.65%       20     -4.08%      -4.38%       1.29%
      Inception October 21, 2005 ..      --     10.05       10.05       N/A         N/A       N/A       N/A         N/A         N/A
   Consumer Products Fund
      December 31, 2007 ...........      --     12.96       12.38      1.40%       2.65%        5      9.55%       8.22%       0.48%
      December 31, 2006 ...........       1     11.83       11.44      1.40%       2.65%       14     15.75%      14.29%       0.64%
      December 31, 2005 ...........       7     10.22       10.01      1.40%       2.65%       74     -1.73%      -3.00%       0.01%
      December 31, 2004 ...........      --     10.40       10.32      1.40%       2.65%        3      2.97%       2.28%       0.02%
      Inception May 1, 2004 .......      --     10.10       10.09       N/A         N/A        --       N/A         N/A         N/A
   Dow 2X Strategy Fund
      December 31, 2007 ...........     416     14.37       13.77      1.40%       2.65%    5,959      6.60%       5.28%       2.48%
      December 31, 2006 ...........      27     13.48       13.08      1.40%       2.65%      353     28.75%      27.11%       0.49%
      December 31, 2005 ...........      --     10.47       10.29      1.40%       2.65%        1     -5.16%      -6.28%       1.28%
      December 31, 2004 ...........       1     11.04       10.98      1.40%       2.65%        5     11.29%      10.69%       8.31%
      Inception July 15, 2004 .....      --      9.92        9.92       N/A         N/A        --       N/A         N/A         N/A
   Electronics Fund
      December 31, 2007 ...........      --      9.05        8.65      1.40%       2.65%       --     -3.93%      -5.05%       0.00%
      December 31, 2006 ...........      15      9.42        9.11      1.40%       2.65%      136      1.07%      -0.22%       0.00%
      December 31, 2005 ...........      41      9.32        9.13      1.40%       2.65%      379      2.42%       1.22%       0.00%
      December 31, 2004 ...........       2      9.10        9.02      1.40%       2.65%       18     -6.57%      -7.39%       0.00%
      Inception May 1, 2004 .......      --      9.74        9.74       N/A         N/A        --       N/A         N/A         N/A
   Energy Fund
      December 31, 2007 ...........     131     23.96       22.88      1.40%       2.65%    3,125     31.36%      29.71%       0.00%
      December 31, 2006 ...........      64     18.24       17.64      1.40%       2.65%    1,172     10.41%       9.02%       0.00%
      December 31, 2005 ...........      88     16.52       16.18      1.40%       2.65%    1,459     36.53%      34.95%       0.02%
      December 31, 2004 ...........      39     12.10       11.99      1.40%       2.65%      471     18.40%      17.32%       0.01%
      Inception May 1, 2004 .......      --     10.22       10.22       N/A         N/A        --       N/A         N/A         N/A
   Energy Services Fund
      December 31, 2007 ...........     127     26.15       24.97      1.40%       2.65%    3,297     35.21%      33.46%       0.00%
      December 31, 2006 ...........      45     19.34       18.71      1.40%       2.65%      860      9.45%       8.09%       0.00%
      December 31, 2005 ...........      68     17.67       17.31      1.40%       2.65%    1,198     46.15%      44.49%       0.00%
      December 31, 2004 ...........      37     12.09       11.98      1.40%       2.65%      447     18.88%      17.80%       0.00%
      Inception May 1, 2004 .......      --     10.17       10.17       N/A         N/A        --       N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------
                                             STANDARD   STD WITH   STANDARD   STD WITH      NET    STANDARD   STD WITH
                                      UNITS  CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    ASSETS  CONTRACT  ALL RIDERS  INVESTMENT
                                     ------  --------------------  --------------------   -------  --------------------    INCOME
FUND DESCRIPTION                     (000S)       UNIT VALUE           EXPENSE RATIO       (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Essential Portfolio Aggressive Fund
      December 31, 2007 ...........      --  $  10.81  $    10.65      1.40%       2.65%  $    --      5.26%       3.90%       0.00%
      December 31, 2006 ...........      --     10.27       10.25      1.40%       2.65%       --      3.63%       3.43%       0.00%
      Inception November 1, 2006 ..      --      9.91        9.91       N/A         N/A        --       N/A         N/A         N/A
   Essential Portfolio Conservative Fund
      December 31, 2007 ...........      --     10.62       10.46      1.40%       2.65%       --      4.94%       3.56%       0.00%
      December 31, 2006 ...........      --     10.12       10.10      1.40%       2.65%       --      1.40%       1.20%       0.00%
      Inception November 1, 2006 ..      --      9.98        9.98       N/A         N/A        --       N/A         N/A         N/A
   Essential Portfolio Moderate Fund
      December 31, 2007 ...........      --     10.78       10.63      1.40%       2.65%       --      5.07%       3.81%       0.00%
      December 31, 2006 ...........      --     10.26       10.24      1.40%       2.65%       --      3.12%       2.91%       0.00%
      Inception November 1, 2006 ..      --      9.95        9.95       N/A         N/A        --       N/A         N/A         N/A
   Europe 1.25X Strategy Fund
      December 31, 2007 ...........      24     17.98       17.17      1.40%       2.65%      436     11.54%      10.06%       2.42%
      December 31, 2006 ...........      19     16.12       15.60      1.40%       2.65%      297     27.63%      26.21%       2.18%
      December 31, 2005 ...........       4     12.63       12.36      1.40%       2.65%       43      4.90%       3.52%       0.70%
      December 31, 2004 ...........      --     12.04       11.94      1.40%       2.65%        1     19.09%      18.10%      14.50%
      Inception May 1, 2004 .......      --     10.11       10.11       N/A         N/A        --       N/A         N/A         N/A
   Financial Services Fund
      December 31, 2007 ...........       3     10.78       10.29      1.40%       2.65%       37    -19.91%     -20.97%       2.62%
      December 31, 2006 ...........      16     13.46       13.02      1.40%       2.65%      208     15.14%      13.71%       2.29%
      December 31, 2005 ...........      17     11.69       11.45      1.40%       2.65%      201      1.92%       0.70%       0.30%
      December 31, 2004 ...........       2     11.47       11.37      1.40%       2.65%       26     14.13%      13.13%       0.97%
      Inception May 1, 2004 .......      --     10.05       10.05       N/A         N/A        --       N/A         N/A        0.00%
   Government Long Bond 1.2X Strategy Fund
      December 31, 2007 ...........      87     11.35       11.37      1.40%       2.65%      986      8.20%       6.86%       3.48%
      December 31, 2006 ...........      24     10.49       10.64      1.40%       2.65%      253     -4.46%      -5.59%       3.70%
      December 31, 2005 ...........       6     10.98       11.27      1.40%       2.65%       61      6.19%       4.84%       3.38%
      December 31, 2004 ...........       7     10.34       10.75      1.40%       2.65%       72      6.93%       5.60%       3.27%
      December 31, 2003 ...........       1      9.67        9.63      1.40%       2.05%        9     -3.18%      -3.62%       1.09%
      Inception May 1, 2003 .......      --      9.99        9.99       N/A         N/A        --       N/A         N/A         N/A
   Health Care Fund
      December 31, 2007 ...........       8     11.89       11.36      1.40%       2.65%       98      4.48%       3.27%       0.00%
      December 31, 2006 ...........      38     11.38       11.00      1.40%       2.65%      424      3.74%       2.33%       0.00%
      December 31, 2005 ...........      17     10.97       10.75      1.40%       2.65%      185      9.05%       7.82%       0.00%
      December 31, 2004 ...........       1     10.06        9.97      1.40%       2.65%        9     -0.10%      -0.89%       0.00%
      Inception May 1, 2004 .......      --     10.07       10.06       N/A         N/A        --       N/A         N/A         N/A
   Hedged Equity Fund
      December 31, 2007 ...........      --     10.45       10.21      1.40%       2.65%        1      1.65%       0.49%       4.60%
      December 31, 2006 ...........      --     10.28       10.16      1.40%       2.65%        1      2.80%       1.60%       0.08%
      Inception February 3, 2006 ..      --     10.00       10.00       N/A         N/A        --       N/A         N/A         N/A
   Internet Fund
      December 31, 2007 ...........       2     12.81       12.24      1.40%       2.65%       23      8.84%       7.46%       0.00%
      December 31, 2006 ...........       2     11.77       11.39      1.40%       2.65%       22      8.18%       6.85%       0.00%
      December 31, 2005 ...........      37     10.88       10.66      1.40%       2.65%      399     -2.77%      -3.96%       0.00%
      December 31, 2004 ...........       2     11.19       11.10      1.40%       2.65%       21     14.30%      13.38%       0.00%
      Inception May 1, 2004 .......      --      9.79        9.79       N/A         N/A        --       N/A         N/A         N/A
   Inverse Dow 2X Strategy Fund
      December 31, 2007 ...........      90      6.04        5.79      1.40%       2.65%      545    -10.39%     -11.33%       1.95%
      December 31, 2006 ...........     300      6.74        6.53      1.40%       2.65%    2,004    -22.79%     -23.89%       4.46%
      December 31, 2005 ...........      --      8.73        8.58      1.40%       2.65%        1      0.23%      -1.04%       0.13%
      December 31, 2004 ...........      --      8.71        8.67      1.40%       2.65%        1    -13.59%     -13.99%       0.00%
      Inception July 15, 2004 .....      --     10.08       10.08       N/A         N/A        --       N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------
                                             STANDARD   STD WITH   STANDARD   STD WITH      NET    STANDARD   STD WITH
                                      UNITS  CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    ASSETS  CONTRACT  ALL RIDERS  INVESTMENT
                                     ------  --------------------  --------------------   -------  --------------------    INCOME
FUND DESCRIPTION                     (000S)       UNIT VALUE           EXPENSE RATIO       (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Inverse Government Long Bond Strategy Fund
      December 31, 2007 ...........       1  $   8.13  $     7.67      1.40%       2.65%  $     5     -5.79%      -7.03%       0.26%
      December 31, 2006 ...........      18      8.63        8.25      1.40%       2.65%      155      6.54%       5.23%       5.21%
      December 31, 2005 ...........       3      8.10        7.84      1.40%       2.65%       28     -6.47%      -7.66%       0.00%
      December 31, 2004 ...........       8      8.66        8.49      1.40%       2.65%       65    -11.99%     -13.01%       0.00%
      December 31, 2003 ...........       1      9.84        9.80      1.40%       2.05%       10     -1.64%      -2.04%       0.00%
      Inception May 1, 2003 .......      --     10.00       10.00       N/A         N/A        --       N/A         N/A         N/A
   Inverse Mid-Cap Strategy Fund
      December 31, 2007 ...........      --      7.26        6.95      1.40%       2.65%       --     -3.33%      -4.66%       0.00%
      December 31, 2006 ...........       7      7.51        7.29      1.40%       2.65%       52     -5.18%      -6.30%       1.84%
      December 31, 2005 ...........      --      7.92        7.78      1.40%       2.65%       --     -9.38%     -10.57%       0.00%
      December 31, 2004 ...........      --      8.74        8.70      1.40%       2.65%       --    -12.07%     -12.47%       0.00%
   Inception July 15, 2004 ........      --      9.94        9.94       N/A         N/A        --       N/A         N/A         N/A
   Inverse OTC Strategy Fund
      December 31, 2007 ...........      --      7.33        7.00      1.40%       2.65%        1    -12.53%     -13.69%       0.08%
      December 31, 2006 ...........       2      8.38        8.11      1.40%       2.65%       16     -2.78%      -3.91%       0.88%
      December 31, 2005 ...........      32      8.62        8.44      1.40%       2.65%      273     -0.12%      -1.40%       0.00%
      December 31, 2004 ...........       1      8.63        8.56      1.40%       2.65%       12    -14.64%     -15.33%       0.00%
      Inception May 1, 2004 .......      --     10.11       10.11       N/A         N/A        --       N/A         N/A         N/A
   Inverse Russell 2000 Strategy Fund
      December 31, 2007 ...........      18      7.29        6.99      1.40%       2.65%      133      3.85%       2.64%       1.83%
      December 31, 2006 ...........     155      7.02        6.81      1.40%       2.65%    1,067    -13.23%     -14.23%       5.75%
      December 31, 2005 ...........      48      8.09        7.94      1.40%       2.65%      386     -4.37%      -5.59%      10.80%
      December 31, 2004 ...........      --      8.46        8.41      1.40%       2.65%       --    -15.06%     -15.56%       0.00%
      Inception July 15, 2004 .....      --      9.96        9.96       N/A         N/A        --       N/A         N/A         N/A
   Inverse S&P 500 Strategy Fund
      December 31, 2007 ...........      76      6.30        7.19      1.40%       2.65%      477     -0.63%      -1.78%       2.49%
      December 31, 2006 ...........       9      6.34        7.32      1.40%       2.65%       58     -8.78%      -9.85%       6.23%
      December 31, 2005 ...........       9      6.95        8.12      1.40%       2.65%       62     -2.11%      -3.45%       0.00%
      December 31, 2004 ...........       9      7.10        8.41      1.40%       2.65%       66    -11.47%     -12.49%       0.00%
      December 31, 2003 ...........       9      8.02        7.99      1.40%       2.05%       71    -19.69%     -20.05%       0.00%
      Inception May 1, 2003 .......      --      9.99        9.99       N/A         N/A        --       N/A         N/A         N/A
   Japan 1.25X Strategy Fund
      December 31, 2007 ...........       6     11.11       10.61      1.40%       2.65%       68    -12.52%     -13.60%       1.69%
      December 31, 2006 ...........      72     12.70       12.28      1.40%       2.65%      900      3.67%       2.42%       4.54%
      December 31, 2005 ...........      49     12.25       11.99      1.40%       2.65%      591     18.70%      17.20%       0.00%
      December 31, 2004 ...........       2     10.32       10.23      1.40%       2.65%       26      4.56%       3.65%       0.00%
      Inception May 1, 2004 .......      --      9.87        9.87       N/A         N/A        --       N/A         N/A         N/A
   Large-Cap Growth Fund
      December 31, 2007 ...........      25     11.32       10.85      1.40%       2.65%      285      3.47%       2.17%       0.00%
      December 31, 2006 ...........      39     10.94       10.62      1.40%       2.65%      429      3.89%       2.71%       0.00%
      December 31, 2005 ...........      12     10.53       10.34      1.40%       2.65%      121      0.38%      -0.86%       0.18%
      December 31, 2004 ...........      --     10.49       10.43      1.40%       2.65%        2      5.32%       4.72%       2.01%
      Inception July 15, 2004 .....      --      9.96        9.96       N/A         N/A        --       N/A         N/A         N/A
   Large-Cap Value Fund
      December 31, 2007 ...........      35     12.42       11.90      1.40%       2.65%      427     -6.69%      -7.89%       0.89%
      December 31, 2006 ...........      96     13.31       12.92      1.40%       2.65%    1,275     16.04%      14.64%       1.40%
      December 31, 2005 ...........       4     11.47       11.27      1.40%       2.65%       48      2.69%       1.44%       1.75%
      December 31, 2004 ...........      --     11.17       11.11      1.40%       2.65%       --     12.15%      11.55%       0.00%
      Inception July 15, 2004 .....      --      9.96        9.96       N/A         N/A        --       N/A         N/A         N/A
   Leisure Fund
      December 31, 2007 ...........      24     12.63       12.06      1.40%       2.65%      297     -3.88%      -5.11%       0.00%
      December 31, 2006 ...........      26     13.14       12.71      1.40%       2.65%      336     21.78%      20.25%       0.00%
      December 31, 2005 ...........       9     10.79       10.57      1.40%       2.65%       98     -6.26%      -7.36%       0.00%
      December 31, 2004 ...........       1     11.51       11.41      1.40%       2.65%        5     14.87%      13.87%       0.00%
      Inception May 1, 2004 .......      --     10.02       10.02       N/A         N/A        --       N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------
                                             STANDARD   STD WITH   STANDARD   STD WITH      NET    STANDARD   STD WITH
                                      UNITS  CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    ASSETS  CONTRACT  ALL RIDERS  INVESTMENT
                                     ------  --------------------  --------------------   -------  --------------------    INCOME
FUND DESCRIPTION                     (000S)       UNIT VALUE           EXPENSE RATIO       (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Mid Cap 1.5X Strategy Fund
      December 31, 2007 ...........       4  $  22.35  $    14.62      1.40%       2.65%  $    80      2.15%       0.83%       0.33%
      December 31, 2006 ...........      14     21.88       14.50      1.40%       2.65%      297      8.91%       7.57%       0.50%
      December 31, 2005 ...........      10     20.09       13.48      1.40%       2.65%      178     12.49%      11.13%       0.00%
      December 31, 2004 ...........      32     17.86       12.13      1.40%       2.65%      550     20.43%      18.92%       0.00%
      December 31, 2003 ...........       1     14.83       14.77      1.40%       2.05%       12     48.26%      47.66%       0.00%
      Inception May 1, 2003 .......      --     10.00       10.00       N/A         N/A        --       N/A         N/A         N/A
   Mid-Cap Growth Fund
      December 31, 2007 ...........       6     13.22       12.67      1.40%       2.65%       79      6.96%       5.58%       0.00%
      December 31, 2006 ...........       7     12.36       12.00      1.40%       2.65%       81      1.64%       0.50%       0.00%
      December 31, 2005 ...........      15     12.16       11.94      1.40%       2.65%      182      9.95%       8.55%       0.00%
      December 31, 2004 ...........      --     11.06       11.00      1.40%       2.65%        1      9.94%       9.34%       0.00%
      Inception July 15, 2004 .....      --     10.06       10.06       N/A         N/A        --       N/A         N/A         N/A
   Mid-Cap Value Fund
      December 31, 2007 ...........       5     13.10       12.55      1.40%       2.65%       60     -6.16%      -7.31%       0.19%
      December 31, 2006 ...........      81     13.96       13.54      1.40%       2.65%    1,124     15.47%      13.97%       1.13%
      December 31, 2005 ...........       2     12.09       11.88      1.40%       2.65%       21      6.80%       5.51%       0.16%
      December 31, 2004 ...........      --     11.32       11.26      1.40%       2.65%        4     12.75%      12.15%       0.03%
      Inception July 15, 2004 .....      --     10.04       10.04       N/A         N/A        --       N/A         N/A         N/A
   Multi Cap Core Equity Fund
      December 31, 2007 ...........      15     10.17        9.93      1.40%       2.65%      152     -6.61%      -7.80%       0.56%
      December 31, 2006 ...........      17     10.89       10.77      1.40%       2.65%      190      9.23%       8.02%       0.09%
      Inception February 3, 2006 ..      --      9.97        9.97       N/A         N/A        --       N/A         N/A         N/A
   Nova Fund
      December 31, 2007 ...........       7     13.48       13.60      1.40%       2.65%       89     -0.30%      -1.52%       0.86%
      December 31, 2006 ...........      23     13.52       13.81      1.40%       2.65%      305     17.57%      16.15%       1.59%
      December 31, 2005 ...........      20     11.50       11.89      1.40%       2.65%      227      2.59%       1.28%       0.46%
      December 31, 2004 ...........      16     11.21       11.74      1.40%       2.65%      178     13.00%      11.60%       0.04%
      December 31, 2003 ...........      24      9.92        9.71      1.40%       2.05%      236     37.26%      36.45%       0.00%
   OTC 2X Strategy Fund
      December 31, 2007 ...........     150     15.14       14.46      1.40%       2.65%    2,236     26.38%      24.87%       0.63%
      December 31, 2006 ...........      22     11.98       11.58      1.40%       2.65%      262      3.45%       2.12%       0.08%
      December 31, 2005 ...........      88     11.58       11.34      1.40%       2.65%    1,023     -4.38%      -5.58%       0.00%
      December 31, 2004 ...........      35     12.11       12.01      1.40%       2.65%      418     23.95%      22.93%       0.47%
      Inception May 1, 2004 .......      --      9.77        9.77       N/A         N/A        --       N/A         N/A         N/A
   OTC Fund
      December 31, 2007 ...........      76     17.01       12.65      1.40%       2.65%    1,244     16.19%      14.79%       0.17%
      December 31, 2006 ...........       3     14.64       11.02      1.40%       2.65%       41      4.27%       2.99%       0.00%
      December 31, 2005 ...........      12     14.04       10.70      1.40%       2.65%      158     -0.28%      -1.56%       0.00%
      December 31, 2004 ...........      55     14.08       10.87      1.40%       2.65%      762      7.81%       6.46%       0.00%
      December 31, 2003 ...........      32     13.06       12.77      1.40%       2.05%      420     43.40%      42.55%       0.00%
   Precious Metals Fund
      December 31, 2007 ...........      55     19.28       18.41      1.40%       2.65%    1,045     17.92%      16.37%       0.00%
      December 31, 2006 ...........      44     16.35       15.82      1.40%       2.65%      715     19.69%      18.24%       0.00%
      December 31, 2005 ...........      14     13.66       13.38      1.40%       2.65%      188     19.20%      17.78%       0.00%
      December 31, 2004 ...........       2     11.46       11.36      1.40%       2.65%       24     14.60%      13.60%       0.00%
      Inception May 1, 2004 .......      --     10.00       10.00       N/A         N/A        --       N/A         N/A         N/A
   Real Estate Fund
      December 31, 2007 ...........      11     14.53       13.87      1.40%       2.65%      156    -20.21%     -21.28%       2.03%
      December 31, 2006 ...........      16     18.21       17.62      1.40%       2.65%      290     28.87%      27.31%       2.41%
      December 31, 2005 ...........      10     14.13       13.84      1.40%       2.65%      147      5.68%       4.37%       5.25%
      December 31, 2004 ...........      32     13.37       13.26      1.40%       2.65%      423     32.51%      31.42%       0.87%
      Inception May 1, 2004 .......      --     10.09       10.09       N/A         N/A        --       N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------
                                             STANDARD   STD WITH   STANDARD   STD WITH      NET    STANDARD   STD WITH
                                      UNITS  CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    ASSETS  CONTRACT  ALL RIDERS  INVESTMENT
                                     ------  --------------------  --------------------   -------  --------------------    INCOME
FUND DESCRIPTION                     (000S)       UNIT VALUE           EXPENSE RATIO       (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Retailing Fund
      December 31, 2007 ...........      --  $  10.38  $     9.91      1.40%       2.65%  $    --    -13.79%     -14.94%       0.00%
      December 31, 2006 ...........       4     12.04       11.65      1.40%       2.65%       51      8.57%       7.27%       0.00%
      December 31, 2005 ...........      --     11.09       10.86      1.40%       2.65%       --      4.03%       2.65%       0.00%
      December 31, 2004 ...........      --     10.66       10.58      1.40%       2.65%       --      6.71%       5.91%       0.00%
      Inception May 1, 2004 .......      --      9.99        9.99       N/A         N/A        --       N/A         N/A         N/A
   Russell 2000 1.5X Strategy Fund
      December 31, 2007 ...........       8     21.93       13.63      1.40%       2.65%      186     -8.05%      -9.19%       0.61%
      December 31, 2006 ...........      25     23.85       15.01      1.40%       2.65%      583     19.19%      17.73%       0.20%
      December 31, 2005 ...........      30     20.01       12.75      1.40%       2.65%      521      2.46%       1.19%       3.07%
      December 31, 2004 ...........      47     19.53       12.60      1.40%       2.65%      770     23.45%      21.86%       0.00%
      December 31, 2003 ...........      14     15.82       15.76      1.40%       2.05%      220     57.96%      57.39%       6.15%
      Inception May 1, 2003 .......      --     10.01       10.01       N/A         N/A        --       N/A         N/A         N/A
   Russell 2000 2X Strategy Fund
      December 31, 2007 ...........       1      8.94        8.81      1.40%       2.65%        7    -13.79%     -14.88%       0.00%
      December 31, 2006 ...........      30     10.37       10.35      1.40%       2.65%      310      7.80%       7.59%       0.00%
      Inception November 1, 2006 ..      --      9.62        9.62       N/A         N/A        --       N/A         N/A         N/A
   S&P 500 2X Strategy Fund
      December 31, 2007 ...........     137     14.26       13.62      1.40%       2.65%    1,945     -0.77%      -2.01%       2.12%
      December 31, 2006 ...........      44     14.37       13.90      1.40%       2.65%      629     21.99%      20.45%       1.67%
      December 31, 2005 ...........      94     11.78       11.54      1.40%       2.65%    1,107      1.90%       0.70%       0.13%
      December 31, 2004 ...........      --     11.56       11.46      1.40%       2.65%        1     15.02%      14.03%       0.00%
      Inception May 1, 2004 .......      --     10.05       10.05       N/A         N/A        --       N/A         N/A         N/A
   Sector Rotation Fund
      December 31, 2007 ...........      17     20.34       15.78      1.40%       2.65%      337     21.00%      19.55%       0.00%
      December 31, 2006 ...........       9     16.81       13.20      1.40%       2.65%      148      9.87%       8.46%       0.00%
      December 31, 2005 ...........       9     15.30       12.17      1.40%       2.65%      120     12.17%      10.74%       0.00%
      December 31, 2004 ...........       5     13.64       10.99      1.40%       2.65%       56      9.12%       7.85%       0.00%
      December 31, 2003 ...........      --     12.50       12.45      1.40%       2.05%        4     24.67%      24.23%       0.00%
      Inception May 1, 2003 .......      --     10.02       10.02       N/A         N/A        --       N/A         N/A         N/A
   Small-Cap Growth Fund
      December 31, 2007 ...........      49     12.64       12.11      1.40%       2.65%      617     -1.48%      -2.73%       0.00%
      December 31, 2006 ...........      63     12.83       12.45      1.40%       2.65%      808      6.21%       4.97%       0.00%
      December 31, 2005 ...........       8     12.08       11.86      1.40%       2.65%       99      4.77%       3.40%       0.00%
      December 31, 2004 ...........       5     11.53       11.47      1.40%       2.65%       52     14.61%      14.02%       0.00%
      Inception July 15, 2004 .....      --     10.06       10.06       N/A         N/A        --       N/A         N/A         N/A
   Small-Cap Value Fund
      December 31, 2007 ...........      21     10.85       10.39      1.40%       2.65%      226    -21.43%     -22.46%       0.22%
      December 31, 2006 ...........      28     13.81       13.40      1.40%       2.65%      387     17.53%      16.12%       0.99%
      December 31, 2005 ...........       9     11.75       11.54      1.40%       2.65%      108      2.17%       0.87%       0.00%
      December 31, 2004 ...........      34     11.50       11.44      1.40%       2.65%      389     14.54%      13.94%       0.10%
      Inception July 15, 2004 .....      --     10.04       10.04       N/A         N/A        --       N/A         N/A         N/A
   Strengthening Dollar Strategy Fund
      December 31, 2007 ...........      --      8.01        7.80      1.40%       2.65%        2    -12.17%     -13.24%       0.00%
      December 31, 2006 ...........      --      9.12        8.99      1.40%       2.65%       --    -11.88%     -12.89%       0.00%
      December 31, 2005 ...........      --     10.35       10.32      1.40%       2.65%       --      2.27%       1.98%       0.00%
      Inception October 21, 2005 ..      --     10.12       10.12       N/A         N/A        --       N/A         N/A         N/A
   Technology Fund
      December 31, 2007 ...........      60     12.09       11.55      1.40%       2.65%      722      8.82%       7.54%       0.00%
      December 31, 2006 ...........       1     11.11       10.74      1.40%       2.65%       16      4.42%       3.07%       0.00%
      December 31, 2005 ...........      33     10.64       10.42      1.40%       2.65%      350      1.72%       0.39%       0.00%
      December 31, 2004 ...........      --     10.46       10.38      1.40%       2.65%       --      6.30%       5.49%       0.00%
      Inception May 1, 2004 .......      --      9.84        9.84       N/A         N/A        --       N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------
                                             STANDARD   STD WITH   STANDARD   STD WITH      NET    STANDARD   STD WITH
                                      UNITS  CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    ASSETS  CONTRACT  ALL RIDERS  INVESTMENT
                                     ------  --------------------  --------------------   -------  --------------------    INCOME
FUND DESCRIPTION                     (000S)       UNIT VALUE           EXPENSE RATIO       (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Telecommunications Fund
      December 31, 2007 ...........      72  $  13.71  $    13.10      1.40%       2.65%  $   979      7.70%       6.42%       0.44%
      December 31, 2006 ...........       4     12.73       12.31      1.40%       2.65%       47     17.87%      16.35%       0.58%
      December 31, 2005 ...........      33     10.80       10.58      1.40%       2.65%      359     -0.28%      -1.49%       0.00%
      December 31, 2004 ...........       2     10.83       10.74      1.40%       2.65%       18      9.50%       8.59%       0.00%
      Inception May 1, 2004 .......      --      9.89        9.89       N/A         N/A        --       N/A         N/A         N/A
   Transportation Fund
      December 31, 2007 ...........       1     12.80       12.23      1.40%       2.65%       18    -10.05%     -11.12%       0.00%
      December 31, 2006 ...........       9     14.23       13.76      1.40%       2.65%      130      5.88%       4.56%       0.00%
      December 31, 2005 ...........      20     13.44       13.16      1.40%       2.65%      263      7.01%       5.62%       0.00%
      December 31, 2004 ...........       6     12.56       12.46      1.40%       2.65%       74     25.35%      24.35%       0.00%
      Inception May 1, 2004 .......      --     10.02       10.02       N/A         N/A        --       N/A         N/A         N/A
   U.S. Government Money Market Fund
      December 31, 2007 ...........     900     10.23        9.90      1.40%       2.65%    9,137      2.40%       1.12%       3.84%
      December 31, 2006 ...........   1,138      9.99        9.79      1.40%       2.65%   11,314      2.46%       1.14%       3.74%
      December 31, 2005 ...........     545      9.75        9.68      1.40%       2.65%    5,296      0.52%      -0.62%       1.93%
      December 31, 2004 ...........     206      9.70        9.74      1.40%       2.65%    1,992     -1.12%      -2.40%       0.25%
      December 31, 2003 ...........      14      9.81        9.65      1.40%       2.05%      142     -1.38%      -1.96%       0.00%
   Utilities Fund
      December 31, 2007 ...........      66     16.69       15.94      1.40%       2.65%    1,084     11.34%       9.93%       2.60%
      December 31, 2006 ...........      53     14.99       14.50      1.40%       2.65%      786     19.25%      17.79%       2.60%
      December 31, 2005 ...........      58     12.57       12.31      1.40%       2.65%      726      9.02%       7.70%       0.61%
      December 31, 2004 ...........      15     11.53       11.43      1.40%       2.65%      178     14.61%      13.62%       1.85%
      Inception May 1, 2004 .......      --     10.06       10.06       N/A         N/A        --       N/A         N/A         N/A
   Weakening Dollar Strategy Fund
      December 31, 2007 ...........      30     12.95       12.60      1.40%       2.65%      390     16.46%      15.07%      31.73%
      December 31, 2006 ...........       1     11.12       10.95      1.40%       2.65%       15     15.11%      13.59%      13.57%
      December 31, 2005 ...........      --      9.66        9.64      1.40%       2.65%       --     -2.23%      -2.43%       0.00%
      Inception October 21, 2005 ..      --      9.88        9.88       N/A         N/A       N/A       N/A         N/A         N/A
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
      December 31, 2007 ...........      14      8.12       15.29      1.40%       2.65%      115     13.57%      12.10%       0.00%
      December 31, 2006 ...........      15      7.15       13.64      1.40%       2.65%      108     20.37%      18.82%       0.00%
      December 31, 2005 ...........      39      5.94       11.48      1.40%       2.65%      231      5.88%       4.74%       0.00%
      December 31, 2004 ...........      46      5.61       10.96      1.40%       2.65%      259      9.36%       7.87%       0.00%
      December 31, 2003 ...........      24      5.13        5.02      1.40%       2.05%      121     42.06%      41.21%       0.00%
   Global Technology Portfolio
      December 31, 2007 ...........      48      6.70       13.71      1.40%       2.65%      558     13.75%      12.29%       0.00%
      December 31, 2006 ...........       9      5.89       12.21      1.40%       2.65%       69     15.94%      14.65%       0.00%
      December 31, 2005 ...........       8      5.08       10.65      1.40%       2.65%       49      6.50%       5.13%       0.00%
      December 31, 2004 ...........      12      4.77       10.13      1.40%       2.65%       70      2.36%       1.10%       0.00%
      December 31, 2003 ...........      12      4.66        4.56      1.40%       2.05%       58     34.17%      33.37%       0.00%
THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio
      December 31, 2007 ...........      37     19.68       13.95      1.40%       2.65%      668     -6.15%      -7.31%       2.08%
      December 31, 2006 ...........      36     20.97       15.05      1.40%       2.65%      669     14.15%      12.73%       0.88%
      December 31, 2005 ...........      77     18.37       13.35      1.40%       2.65%    1,323     13.05%      11.72%       0.85%
      December 31, 2004 ...........      24     16.25       11.95      1.40%       2.65%      332     18.27%      16.70%       0.68%
      December 31, 2003 ...........       6     13.74       13.69      1.40%       2.05%       74     37.45%      36.89%       0.00%
      Inception May 1, 2003 .......      --     10.00       10.00       N/A         N/A        --       N/A         N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------
                                             STANDARD   STD WITH   STANDARD   STD WITH      NET    STANDARD   STD WITH
                                      UNITS  CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    ASSETS  CONTRACT  ALL RIDERS  INVESTMENT
                                     ------  --------------------  --------------------   -------  --------------------    INCOME
FUND DESCRIPTION                     (000S)       UNIT VALUE           EXPENSE RATIO       (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return Fund
      December 31, 2007 ...........      49  $  10.60  $    10.10      1.40%       2.65%  $   513      2.61%       1.30%       0.64%
      December 31, 2006 ...........      35     10.33        9.97      1.40%       2.65%      361      7.16%       5.84%       0.00%
      December 31, 2005 ...........      35      9.64        9.42      1.40%       2.65%      335     -1.23%      -2.38%       0.00%
      December 31, 2004 ...........      12      9.76        9.65      1.40%       2.65%      115     -1.71%      -2.92%       0.00%
      December 31, 2003 ...........       1      9.93        9.89      1.40%       2.05%        8     -0.74%      -1.14%       0.00%
      Inception May 1, 2003 .......      --     10.00       10.00       N/A         N/A        --       N/A         N/A         N/A
   Bond Fund
      December 31, 2007 ...........      33     15.38       11.45      1.40%       2.65%      489      8.23%       6.81%       5.93%
      December 31, 2006 ...........      42     14.21       10.72      1.40%       2.65%      541      4.95%       3.68%       6.26%
      December 31, 2005 ...........      24     13.54       10.34      1.40%       2.65%      315     -4.38%      -5.57%       6.62%
      December 31, 2004 ...........      20     14.16       10.95      1.40%       2.65%      271      7.68%       6.31%       6.09%
      December 31, 2003 ...........      13     13.15       12.83      1.40%       2.05%      175     16.52%      15.82%       3.29%
   Emerging Markets Fund
      December 31, 2007 ...........      68     32.41       30.31      1.40%       2.65%    2,171     35.66%      34.00%       0.45%
      December 31, 2006 ...........     109     23.89       22.62      1.40%       2.65%    2,577     37.54%      35.86%       0.57%
      December 31, 2005 ...........      77     17.37       16.65      1.40%       2.65%    1,322     30.21%      28.57%       0.84%
      December 31, 2004 ...........      82     13.34       12.95      1.40%       2.65%    1,088     24.09%      22.63%       0.39%
      December 31, 2003 ...........      27     10.75       10.48      1.40%       2.05%      283     52.05%      51.14%       0.00%
   Hard Assets Fund
      December 31, 2007 ...........      68     36.03       32.24      1.40%       2.65%    2,369     43.32%      41.53%       0.05%
      December 31, 2006 ...........      23     25.14       22.78      1.40%       2.65%      560     22.81%      21.30%       0.10%
      December 31, 2005 ...........      43     20.47       18.78      1.40%       2.65%      849     49.53%      47.64%       0.24%
      December 31, 2004 ...........      26     13.69       12.72      1.40%       2.65%      345     22.23%      20.80%       0.21%
      December 31, 2003 ...........      47     11.20       10.92      1.40%       2.05%      528     43.06%      42.21%       0.48%
   Real Estate Fund
      December 31, 2007 ...........      20     26.10       20.21      1.40%       2.65%      490     -0.53%      -1.80%       1.11%
      December 31, 2006 ...........      28     26.24       20.58      1.40%       2.65%      696     29.13%      27.51%       1.56%
      December 31, 2005 ...........      31     20.32       16.14      1.40%       2.65%      613     19.32%      17.90%       2.06%
      December 31, 2004 ...........      32     17.03       13.69      1.40%       2.65%      543     34.31%      32.66%       0.91%
      December 31, 2003 ...........      12     12.68       12.37      1.40%       2.05%      147     32.63%      31.84%       0.52%
WELLS FARGO ADVANTAGE VT FUNDS:
      Discovery Fund
      December 31, 2007 ...........      18     15.48       14.96      1.40%       2.65%      284     20.56%      19.11%       0.00%
      December 31, 2006 ...........       9     12.84       12.56      1.40%       2.65%      120     13.03%      11.64%       0.00%
      December 31, 2005 ...........      11     11.36       11.25      1.40%       2.65%      131     14.75%      13.64%       0.00%
      Inception April 8, 2005 .....      --      9.90        9.90       N/A         N/A       N/A       N/A         N/A         N/A
   Opportunity Fund
      December 31, 2007 ...........      27     20.34       14.10      1.40%       2.65%      473      5.17%       3.83%       0.60%
      December 31, 2006 ...........      38     19.34       13.58      1.40%       2.65%      656     10.64%       9.25%       0.00%
      December 31, 2005 ...........      50     17.48       12.43      1.40%       2.65%      821      6.39%       5.07%       0.00%
      December 31, 2004 ...........      50     16.43       11.83      1.40%       2.65%      783     16.61%      15.19%       0.00%
      December 31, 2003 ...........      25     14.09       13.74      1.40%       2.05%      357     35.10%      34.30%       0.04%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================

(6)   UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2007, was as follows:

                                                                         NUMBER                                        NUMBER
                                                                        OF UNITS                                      OF UNITS
                                                                        BEGINNING        UNITS          UNITS           END
                                                              NOTES*   OF THE YEAR     PURCHASED       REDEEMED       OF YEAR
--------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced ...............................................        j      59,718.9       32,834.9       (92,553.8)           --
   Equity .................................................        j      99,724.2       15,901.1      (115,625.3)           --
   Fixed Income ...........................................        a      27,992.8            9.5       (28,002.3)           --
   Government Securities ..................................        a      25,020.6          927.1       (25,947.7)           --
   Money Market ...........................................        a     118,266.0       83,103.1      (201,369.1)           --
AIM VARIABLE INSURANCE FUNDS:
   Basic Value ............................................               12,023.0        6,518.8        (7,679.7)     10,862.1
   Core Equity ............................................                5,999.8       10,506.7        (3,640.5)     12,866.0
   Financial Services .....................................                4,246.0          624.7          (847.9)      4,022.8
   Global Health Care .....................................               11,928.6       55,080.6        (5,562.3)     61,446.9
   Global Real Estate .....................................               46,100.4       35,628.4       (55,204.0)     26,524.8
   High Yield .............................................               45,134.8      340,439.9      (363,896.5)     21,678.2
   Mid Cap Core Equity ....................................               10,804.5       12,735.4       (10,484.5)     13,055.4
   Technology .............................................               10,483.0        5,791.8        (4,806.0)     11,468.8
THE ALGER AMERICAN FUND:
   Growth .................................................               39,790.1      124,158.2       (57,432.1)    106,516.2
   Leveraged AllCap .......................................               24,096.5       31,705.0       (25,416.1)     30,385.4
   Midcap Growth ..........................................               37,297.7       92,427.5       (37,642.4)     92,082.8
   Small Capitalization ...................................               29,743.2        5,302.0       (11,959.6)     23,085.6
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC:
   Growth and Income ......................................                4,427.4       24,010.6        (4,990.9)     23,447.1
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced ...............................................                1,857.1       10,259.5        (2,916.3)      9,200.3
   Income & Growth ........................................               34,555.2       10,742.4       (11,073.6)     34,224.0
   Inflation Protection ...................................                5,204.8       23,100.0       (20,493.4)      7,811.4
   International ..........................................               78,281.8      281,529.3      (239,003.5)    120,807.6
   Value ..................................................               49,187.8       81,807.6       (85,062.8)     45,932.6
   Vista ..................................................        k            --       24,484.1        (3,624.8)     20,859.3
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond .....................................               72,725.3       33,531.2      (105,934.3)        322.2
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index ..................................                3,556.6       11,140.9       (10,903.4)      3,794.1
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: .................               25,963.1          379.5       (12,468.8)     13,873.8
DREYFUS STOCK INDEX FUND: .................................              114,056.5       39,414.7       (79,359.2)     74,112.0
DREYFUS VARIABLE INVESTMENT FUND:
   Disciplined Stock ......................................        i      12,153.6          153.2       (12,306.8)           --
   International Value ....................................               62,189.3       37,755.2       (57,231.0)     42,713.5
FEDERATED INSURANCE SERIES:
   Capital Income II ......................................                9,727.3       12,963.6        (9,375.7)     13,315.2
   High Income Bond II ....................................              124,669.1       45,247.7      (140,349.5)     29,567.3
   International Equity II ................................               20,912.6       13,555.2       (16,123.5)     18,344.3
   Kaufmann II ............................................                     --       13,447.9       (13,447.9)          0.0
   Market Opportunity II ..................................                     --          875.5              --         875.5
JANUS ASPEN SERIES:
   Balanced ...............................................        k            --        2,953.5        (1,143.2)      1,810.3
   Forty ..................................................        k            --        7,270.7              --       7,270.7
   Global Life Sciences ...................................        k            --        2,614.9            (2.7)      2,612.2
   Growth and Income ......................................               25,533.2       50,401.7       (61,471.2)     14,463.7
   International Growth ...................................               33,159.4       31,477.5       (24,246.3)     40,390.6
   Large Cap Growth .......................................               22,980.4       18,423.3       (11,232.8)     30,170.9
   Mid Cap Growth .........................................               20,781.3       18,453.4       (14,034.0)     25,200.7
   Mid Cap Value ..........................................        k            --          489.0              --         489.0
   Small Company Value ....................................        k            --          101.7              --         101.7
   Worldwide Growth .......................................               13,950.8       16,506.9       (13,948.5)     16,509.2

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================================================================
                                                                         NUMBER                                        NUMBER
                                                                        OF UNITS                                      OF UNITS
                                                                        BEGINNING        UNITS          UNITS           END
                                                              NOTES*   OF THE YEAR     PURCHASED       REDEEMED       OF YEAR
--------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES:
   Emerging Markets .......................................               29,133.2      143,629.5      (109,091.7)     63,671.0
   International Equity ...................................               11,771.3       67,475.8       (70,929.4)      8,317.7
   Small Cap ..............................................               27,623.7        6,438.0       (16,993.6)     17,068.1
   US Strategic Equity ....................................        l      24,070.0       28,258.1       (30,821.5)     21,506.6
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   Aggressive Growth I ....................................        b            --       10,661.3        (9,510.8)      1,150.5
   Capital and Income I ...................................        b            --        5,835.3          (229.0)      5,606.3
   Fundamental Value I ....................................        b            --       30,159.0          (666.9)     29,492.1
   Large Cap Growth I .....................................        b            --       28,043.7       (23,391.0)      4,652.7
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Global High Yield Bond .................................        c            --          198.8            (3.6)        195.2
   Government .............................................        d            --        9,003.2        (3,712.3)      5,290.9
   Strategic Bond .........................................        c      10,505.1        6,333.9        (2,497.7)     14,341.3
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC:
   Aggressive Growth ......................................        e         863.8             --          (863.8)           --
   All Cap Value ..........................................        f      14,161.2        2,256.3       (16,417.5)           --
   Large Cap Growth .......................................        g       6,167.3          134.9        (6,302.2)           --
   Total Return ...........................................        h       3,002.1        1,774.6        (4,776.7)           --
LORD ABBETT SERIES FUND:
   America's Value ........................................               40,856.5        7,864.0       (12,707.4)     36,013.1
   Growth and Income ......................................               75,327.2       61,467.4       (73,441.6)     63,353.0
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Lehman Brothers High Income Bond .......................        m       1,129.3       87,946.7       (87,284.2)      1,791.8
   Lehman Brothers Short Duration Bond ....................        n      37,692.0       33,685.9       (20,144.0)     51,233.9
   Fasciano ...............................................                2,868.0        1,004.6        (1,270.7)      2,601.9
   Mid-Cap Growth .........................................               13,049.1       51,733.0       (47,259.2)     17,522.9
   Partners ...............................................               24,119.5      226,222.2      (182,947.2)     67,394.5
   Regency ................................................                8,296.9        1,493.9        (2,894.3)      6,896.5
   Socially Responsive ....................................                2,716.9       11,635.9          (974.2)     13,378.6
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced ...........................................        k            --       89,842.3       (17,104.8)     72,737.5
   JNF Equity .............................................        k            --      271,460.7       (35,511.3)    235,949.4
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ..............................................                1,994.7             --        (1,994.7)           --
   CommodityRealReturn Strategy ...........................                     --       40,509.6       (40,509.6)           --
   Emerging Markets Bond ..................................               77,010.1      333,643.1      (409,841.2)        812.0
   Foreign Bond US Dollar-Hedged ..........................                  216.0             --              --         216.0
   Global Bond Unhedged ...................................                8,494.1      145,201.8      (146,891.2)      6,804.7
   High Yield .............................................               13,301.8      263,094.8      (263,648.3)     12,748.3
   Long Term US Government ................................                     --      118,085.1       (95,487.0)     22,598.1
   Low Duration ...........................................                     --       20,319.4       (20,319.4)           --
   Money Market ...........................................               36,177.8    4,083,885.2    (3,666,290.3)    453,772.7
   Real Return ............................................               74,442.9       21,917.9       (26,564.7)     69,796.1
   RealEstateRealReturn Strategy ..........................                2,187.1        7,544.5        (3,949.9)      5,781.7
   Short-Term .............................................               39,387.8      194,668.4      (153,363.1)     80,693.1
   Total Return ...........................................              145,485.2      101,277.5       (99,770.5)    146,992.2
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond ..............................................       ag         348.9        4,463.1        (4,812.0)           --
   Emerging Markets .......................................                2,424.1      175,890.3      (151,353.9)     26,960.5
   Equity Income ..........................................               77,149.8       24,362.6       (64,964.4)     36,548.0
   Fund ...................................................               46,372.8       54,226.0       (57,642.5)     42,956.3
   Global High Yield ......................................                     --      212,059.6      (211,634.5)        425.1
   High Yield .............................................               58,258.9      376,379.0      (337,721.8)     96,916.1
   International Value ....................................               27,463.0      232,824.2      (223,030.1)     37,257.1
   Mid Cap Value ..........................................                7,975.9        5,786.2        (8,635.1)      5,127.0
   Small Cap Value ........................................                   48.5          750.4          (744.7)         54.2
   Strategic Income .......................................                     --        2,610.1           (18.7)      2,591.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================================================================
                                                                         NUMBER                                        NUMBER
                                                                        OF UNITS                                      OF UNITS
                                                                        BEGINNING        UNITS          UNITS           END
                                                              NOTES*   OF THE YEAR     PURCHASED       REDEEMED       OF YEAR
--------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND:
   Micro-Cap ..............................................               31,102.9       55,749.1       (52,620.2)     34,231.8
   Small-Cap ..............................................               46,655.1       15,233.2        (9,497.1)     52,391.2
RYDEX VARIABLE TRUST:
   Absolute Return Strategies .............................                  826.4        1,390.1          (602.8)      1,613.7
   Banking ................................................                4,752.5       43,713.7       (48,466.2)           --
   Basic Materials ........................................               19,969.8      368,502.9      (341,540.4)     46,932.3
   Biotechnology ..........................................                  945.1      125,882.9      (125,248.7)      1,579.3
   CLS AdvisorOne Amerigo .................................               41,282.1        1,081.3        (2,217.3)     40,146.1
   CLS AdvisorOne Clermont ................................                     --        1,830.2          (915.1)        915.1
   Commodities Strategy ...................................        o          97.1      115,926.2      (115,917.5)        105.8
   Consumer Products ......................................                1,218.4       67,950.1       (68,815.7)        352.8
   Dow 2X Strategy ........................................        p      26,511.4      854,366.7      (465,247.6)    415,630.5
   Electronics ............................................               14,607.4      165,069.0      (179,676.4)           --
   Energy .................................................               64,361.5      276,252.5      (209,662.4)    130,951.6
   Energy Services ........................................               44,554.1      241,551.1      (159,554.8)    126,550.4
   Essential Portfolio Conservative .......................                     --          384.7          (384.7)           --
   Essential Portfolio Moderate ...........................                     --          372.0          (372.0)           --
   Europe 1.25X Strategy ..................................        q      18,551.8      324,944.1      (319,044.7)     24,451.2
   Financial Services .....................................               15,511.3       44,974.6       (57,082.3)      3,403.6
   Government Long Bond 1.2X Strategy .....................        r      24,151.4      263,056.8      (200,179.1)     87,029.1
   Health Care ............................................               37,625.2      126,922.9      (156,181.1)      8,367.0
   Hedged Equity ..........................................                   70.8             --              --          70.8
   Internet ...............................................                1,866.7       87,431.8       (87,473.0)      1,825.5
   Inverse Dow 2X Strategy ................................        s     300,092.4      834,002.3    (1,043,856.8)     90,237.9
   Inverse Government Long Bond Strategy ..................        t      18,165.9       98,642.2      (116,171.7)        636.4
   Inverse Mid-Cap Strategy ...............................        u       7,084.1       20,844.2       (27,928.3)           --
   Inverse OTC Strategy ...................................        v       1,964.3      178,457.8      (180,305.6)        116.5
   Inverse Russell 2000 Strategy ..........................        w     154,506.8      655,280.3      (791,452.7)     18,334.4
   Inverse S&P 500 Strategy ...............................        x       9,131.5      589,415.0      (522,887.8)     75,658.7
   Japan 1.25X Strategy ...................................        y      71,508.1      131,365.2      (196,776.9)      6,096.4
   Large Cap Growth .......................................               39,240.7      133,036.8      (146,935.7)     25,341.8
   Large Cap Value ........................................               96,085.5      310,390.7      (371,739.9)     34,736.3
   Leisure ................................................               25,748.4       21,656.2       (23,817.1)     23,587.5
   Mid Cap 1.5X Strategy ..................................        z      13,753.6      127,645.5      (137,666.1)      3,733.0
   Mid-Cap Growth .........................................                6,559.2       56,914.9       (57,458.9)      6,015.2
   Mid-Cap Value ..........................................               80,800.0      105,847.4      (182,015.3)      4,632.1
   Multi-Cap Core Equity ..................................               17,367.5             --        (2,471.2)     14,896.3
   Nova ...................................................               22,985.5      114,188.4      (130,518.7)      6,655.2
   OTC 2X Strategy ........................................       aa      22,062.9      449,827.8      (321,531.3)    150,359.4
   OTC ....................................................                2,828.6      212,830.3      (139,195.4)     76,463.5
   Precious Metals ........................................               43,822.9      176,351.2      (165,055.8)     55,118.3
   Real Estate ............................................               15,957.5       91,727.6       (96,944.6)     10,740.5
   Retailing ..............................................                4,291.1       17,022.9       (21,314.0)           --
   Russell 2000 1.5X Strategy .............................       ab      24,503.7      119,727.3      (135,734.7)      8,496.3
   Russell 2000 2X Strategy ...............................       ac      29,860.9       41,952.6       (70,984.6)        828.9
   S&P 500 2X Strategy ....................................       ad      44,016.4      404,017.7      (311,397.1)    136,637.0
   Sector Rotation ........................................                9,280.6       18,684.3       (10,963.5)     17,001.4
   Small-Cap Growth .......................................               63,174.8      135,002.8      (149,146.7)     49,030.9
   Small-Cap Value ........................................               28,088.6       48,068.7       (55,310.8)     20,846.5
   Strengthening Dollar 2X Strategy .......................       ae            --          192.4              --         192.4
   Technology .............................................                1,449.3      137,092.7       (78,819.7)     59,722.3
   Telecommunications .....................................                3,668.1      165,823.5       (97,544.7)     71,946.9
   Transportation .........................................                9,219.0      459,693.3      (467,473.1)      1,439.2
   U.S. Government Money Market ...........................            1,137,708.2    6,780,592.8    (7,018,402.8)    899,898.2
   Utilities ..............................................               52,507.8      224,574.0      (211,190.9)     65,890.9
   Weakening Dollar 2X Strategy ...........................       af       1,383.3       63,197.4       (34,426.8)     30,153.9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================================================================
                                                                         NUMBER                                        NUMBER
                                                                        OF UNITS                                      OF UNITS
                                                                        BEGINNING        UNITS          UNITS           END
                                                              NOTES*   OF THE YEAR     PURCHASED       REDEEMED       OF YEAR
--------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC:
   Communications and Information .........................               15,055.9        1,960.0        (2,857.6)     14,158.3
   Global Technology ......................................                9,327.2       40,412.8        (1,674.4)     48,065.6
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ..................................................               36,441.4       19,835.0       (19,475.8)     36,800.6
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return ........................................               35,265.1       25,849.2       (12,027.8)     49,086.5
   Bond ...................................................               42,494.2       28,793.7       (38,541.4)     32,746.5
   Emerging Markets .......................................              109,257.9      112,410.6      (153,819.5)     67,849.0
   Hard Assets ............................................               22,720.3      114,083.2       (68,801.1)     68,002.4
   Real Estate ............................................               27,902.9       16,475.7       (24,487.4)     19,891.2
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ..............................................                9,401.4       40,929.2       (31,961.0)     18,369.6
   Opportunity ............................................               37,751.4        1,460.1       (12,144.3)     27,067.2
--------------------------------------------------------------------------------------------------------------------------------
                                                                       5,395,431.1   25,779,704.8   (25,049,676.7)  6,125,459.2
================================================================================================================================

*     See Footnote 7 for details

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================

(6)   UNIT PROGRESSION

      The changes in units outstanding for the year ended December 31, 2006, were as follows:

================================================================================================================================
                                                                         NUMBER                                        NUMBER
                                                                        OF UNITS                                      OF UNITS
                                                                        BEGINNING        UNITS          UNITS           END
                                                              NOTES    OF THE YEAR     PURCHASED       REDEEMED       OF YEAR
--------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced ...............................................               53,348.3       67,944.4       (61,573.8)     59,718.9
   Equity .................................................              117,805.4       36,606.8       (54,688.0)     99,724.2
   Fixed Income ...........................................               42,864.8       18,777.9       (33,649.9)     27,992.8
   Government Securities ..................................               38,367.8       12,780.4       (26,127.6)     25,020.6
   High Yield .............................................        a     105,410.4       63,627.8      (169,038.2)          0.0
   Money Market ...........................................              276,844.2    1,640,008.8    (1,798,587.0)    118,266.0
AIM VARIABLE INSURANCE FUNDS:
   Basic Value ............................................               18,940.6        6,676.3       (13,593.9)     12,023.0
   Core Equity ............................................        b            --        7,291.8        (1,292.0)      5,999.8
   Core Stock .............................................        c       5,769.9           43.6        (5,813.5)          0.0
   Financial Services .....................................                6,495.7        8,388.4       (10,638.1)      4,246.0
   Global Health Care .....................................               19,610.1        6,514.9       (14,196.4)     11,928.6
   Global Real Estate .....................................        d      34,667.3       45,094.9       (33,661.8)     46,100.4
   High Yield .............................................               16,366.0       91,507.0       (62,738.2)     45,134.8
   Mid Cap Core Equity ....................................               25,929.3       13,742.7       (28,867.5)     10,804.5
   Technology .............................................               27,638.3       25,661.9       (42,817.2)     10,483.0
THE ALGER AMERICAN FUND:
   Growth .................................................               96,218.4       36,833.6       (93,261.9)     39,790.1
   Leveraged AllCap .......................................               34,334.5        6,991.7       (17,229.7)     24,096.5
   Midcap Growth ..........................................               56,419.9       27,914.0       (47,036.2)     37,297.7
   Small Capitalization ...................................               79,318.1       35,615.0       (85,189.9)     29,743.2
ALLIANCE VARIABLE PRODUCT SERIES, INC.:
   Growth and Income ......................................        e            --        4,588.9          (161.5)      4,427.4
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced ...............................................                  879.0        9,778.3        (8,800.2)      1,857.1
   Income & Growth ........................................               53,124.1       18,019.2       (36,588.1)     34,555.2
   Inflation Protection ...................................                5,237.3        5,215.6        (5,248.1)      5,204.8
   International ..........................................               34,947.3      121,817.4       (78,482.9)     78,281.8
   Value ..................................................               34,716.3       56,172.0       (41,700.5)     49,187.8
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond .....................................        f       4,681.5      298,429.8      (230,386.0)     72,725.3
DREYFUS INVESTMENT PORTFOLIO:
   Small Cap Stock Index ..................................                2,308.1       12,406.9       (11,158.4)      3,556.6
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND ..................               25,158.5       14,686.0       (13,881.4)     25,963.1
DREYFUS STOCK INDEX FUND ..................................              133,944.3       38,794.0       (58,681.8)    114,056.5
DREYFUS VARIABLE INVESTMENT FUNDS:
   Disciplined Stock ......................................               17,203.9          413.0        (5,463.3)     12,153.6
   International Value ....................................               53,933.8       58,075.1       (49,819.6)     62,189.3
FEDERATED INSURANCE SERIES:
   Capital Income II ......................................               12,297.0        1,989.2        (4,558.9)      9,727.3
   High Income Bond II ....................................               64,568.8      191,809.5      (131,709.2)    124,669.1
   International Equity II ................................               22,747.1       22,871.5       (24,706.0)     20,912.6
JANUS ASPEN SERIES:
   Growth and Income ......................................               39,780.9       32,880.8       (47,128.5)     25,533.2
   International Growth ...................................               13,464.7       72,540.6       (52,845.9)     33,159.4
   Large Cap Growth .......................................               37,119.3        7,377.7       (21,516.6)     22,980.4
   Mid Cap Growth .........................................               52,601.0       18,379.3       (50,199.0)     20,781.3
   Worldwide Growth .......................................               16,057.6        4,840.1        (6,946.9)     13,950.8
LAZARD RETIREMENT SERIES:
   Emerging Markets .......................................               70,529.8       81,436.3      (122,832.9)     29,133.2
   US Strategic Equity ....................................       ag      10,420.5       22,120.6        (8,471.1)     24,070.0
   International Equity ...................................                3,693.5       49,474.9       (41,397.1)     11,771.3
   Small Cap ..............................................               42,511.5       72,518.0       (87,405.8)     27,623.7

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================================================================
                                                                         NUMBER                                        NUMBER
                                                                        OF UNITS                                      OF UNITS
                                                                        BEGINNING        UNITS          UNITS           END
                                                              NOTES    OF THE YEAR     PURCHASED       REDEEMED       OF YEAR
--------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.:
   Aggressive Growth ......................................        g            --          863.8             0.0         863.8
   All Cap Value ..........................................        g      13,216.7        5,189.4        (4,244.9)     14,161.2
   Global High Yield Bond .................................      g,h            --      266,265.2      (266,265.2)          0.0
   Large Cap Growth .......................................        g       3,430.0        5,458.1        (2,720.8)      6,167.3
   Strategic Bond .........................................        g       4,841.1       13,649.7        (7,985.7)     10,505.1
   Total Return ...........................................        g       2,025.0       11,166.9       (10,189.8)      3,002.1
LORD ABBETT SERIES FUND:
   America's Value ........................................               40,580.3       15,653.7       (15,377.5)     40,856.5
   Growth and Income ......................................               96,973.5       90,328.2      (111,974.5)     75,327.2
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano ...............................................                3,241.2        9,264.2        (9,637.4)      2,868.0
   Lehman Brothers High Income Bond .......................       ae         389.3          969.0          (229.0)      1,129.3
   Lehman Brothers Short Duration Bond ....................       af      47,600.6       10,256.0       (20,164.6)     37,692.0
   Mid Cap Growth .........................................               31,062.6       11,879.6       (29,893.1)     13,049.1
   Partners ...............................................               28,480.0       99,547.3      (103,907.8)     24,119.5
   Regency ................................................                7,281.6        3,026.7        (2,011.4)      8,296.9
   Socially Responsive ....................................                4,813.6        8,150.3       (10,247.0)      2,716.9
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ..............................................        e            --        5,770.2        (3,775.5)      1,994.7
   CommodityRealReturn Strategy ...........................        e            --        6,859.2        (6,859.2)          0.0
   Emerging Markets Bond ..................................        e            --      156,042.2       (79,032.1)     77,010.1
   Foreign Bond US Dollar-Hedged ..........................        e            --        2,021.5        (1,805.5)        216.0
   Global Bond Unhedged ...................................        e            --       49,693.3       (41,199.2)      8,494.1
   High Yield .............................................        e            --      218,454.9      (205,153.1)     13,301.8
   Money Market ...........................................               22,859.6      258,965.1      (245,646.9)     36,177.8
   Real Return ............................................               64,460.2       96,422.8       (86,440.1)     74,442.9
   RealReturn Strategy ....................................        e            --        9,148.1        (6,961.0)      2,187.1
   Short Term .............................................               24,581.1       28,914.4       (14,107.7)     39,387.8
   Total Return ...........................................              113,222.6      220,037.0      (187,774.4)    145,485.2
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond ..............................................                  335.9           13.0             0.0         348.9
   Emerging Markets .......................................        i            --        4,368.9        (1,944.8)      2,424.1
   Equity Income ..........................................               54,198.6       62,392.5       (39,441.3)     77,149.8
   Europe .................................................       aa       9,175.3       30,871.5       (40,046.8)          0.0
   Fund ...................................................               64,529.8       25,191.3       (43,348.3)     46,372.8
   High Yield .............................................               91,421.9      163,312.3      (196,475.3)     58,258.9
   International Value ....................................        i            --       27,518.3           (55.3)     27,463.0
   Mid Cap Value ..........................................                7,330.6        2,493.6        (1,848.3)      7,975.9
   Small Cap Value ........................................        i            --           48.5             0.0          48.5
ROYCE CAPITAL FUND:
   Micro Cap ..............................................               38,891.4       39,072.9       (46,861.4)     31,102.9
   Small Cap ..............................................               78,055.0       16,737.6       (48,137.5)     46,655.1
RYDEX VARIABLE TRUST:
   Absolute Return Strategies .............................        j            --        9,582.2        (8,755.8)        826.4
   Banking ................................................                  397.4       15,616.9       (11,261.8)      4,752.5
   Basic Materials ........................................               81,012.3       42,515.4      (103,557.9)     19,969.8
   Biotechnology ..........................................               71,574.8      111,288.1      (181,917.8)        945.1
   CLS AdvisorOne Amerigo .................................                2,798.8       38,664.0          (180.7)     41,282.1
   Commodities Strategy ...................................       ab       2,048.1        9,999.7       (11,950.7)         97.1
   Consumer Products ......................................                7,291.4        3,850.6        (9,923.6)      1,218.4
   Dow 2X Strategy ........................................        k         125.4      221,646.5      (195,260.5)     26,511.4
   OTC 2X Strategy ........................................        l      88,382.8      278,029.3      (344,349.2)     22,062.9
   Russell 2000 2X Strategy ...............................     i,ad            --       31,332.6        (1,471.7)     29,860.9
   S&P 500 2X Strategy ....................................        m      93,974.5      575,141.6      (625,099.7)     44,016.4
   Strengthening Dollar 2X Strategy .......................        n            --        1,326.8        (1,326.8)          0.0
   Weakening Dollar 2X Strategy ...........................        o            --       10,983.2        (9,599.9)      1,383.3
   Electronics ............................................               40,698.4      479,686.0      (505,777.0)     14,607.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================================================================
                                                                          NUMBER                                       NUMBER
                                                                         OF UNITS                                     OF UNITS
                                                                        BEGINNING        UNITS          UNITS           END
                                                              NOTES*   OF THE YEAR     PURCHASED       REDEEMED       OF YEAR
--------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Energy .................................................               88,359.9      135,342.6      (159,341.0)     64,361.5
   Energy Services ........................................               67,835.9      132,260.2      (155,542.0)     44,554.1
   Europe 1.25X Strategy ..................................        p       3,379.6      106,115.0       (90,942.8)     18,551.8
   Financial Services .....................................               17,185.2       38,305.6       (39,979.5)     15,511.3
   Government Long Bond 1.2X Strategy .....................        q       5,537.3       79,102.1       (60,488.0)     24,151.4
   Health Care ............................................               16,907.1      170,786.0      (150,067.9)     37,625.2
   Hedged Equity ..........................................        j            --       13,368.3       (13,297.5)         70.8
   Internet ...............................................               36,660.0          442.5       (35,235.8)      1,866.7
   Inverse Dow 2X Strategy ................................        r          67.9      686,627.7      (386,603.2)    300,092.4
   Inverse Government Long Bond Strategy ..................        s       3,458.2       40,367.9       (25,660.2)     18,165.9
   Inverse Mid-Cap Strategy ...............................       ac            --       37,541.1       (30,457.0)      7,084.1
   Inverse OTC Strategy ...................................        t      31,928.4      222,833.6      (252,797.7)      1,964.3
   Inverse Russell 2000 Strategy ..........................        u      47,723.5      483,935.6      (377,152.3)    154,506.8
   Inverse S&P 500 Strategy ...............................        v       8,978.7       38,750.6       (38,597.8)      9,131.5
   Japan 1.25X Strategy ...................................        w      48,698.5      405,205.0      (382,395.4)     71,508.1
   Large Cap Growth .......................................               11,506.1      272,472.3      (244,737.7)     39,240.7
   Large Cap Value ........................................                4,163.6      397,425.1      (305,503.2)     96,085.5
   Leisure ................................................                9,050.9       64,343.4       (47,645.9)     25,748.4
   Mid Cap 1.5X Strategy ..................................        x       9,792.7       83,766.9       (79,806.0)     13,753.6
   Mid-Cap Growth .........................................               15,025.1       27,997.4       (36,463.3)      6,559.2
   Mid-Cap Value ..........................................                1,750.5      120,555.6       (41,506.1)     80,800.0
   Multi-Cap Core Equity ..................................      j,y            --       17,367.5             0.0      17,367.5
   Nova ...................................................               19,631.7       55,141.9       (51,788.1)     22,985.5
   OTC ....................................................               11,879.5       94,392.1      (103,443.0)      2,828.6
   Precious Metals ........................................               13,767.1      121,994.2       (91,938.4)     43,822.9
   Real Estate ............................................               10,386.0       76,240.4       (70,668.9)     15,957.5
   Retailing ..............................................                     --       13,972.1        (9,681.0)      4,291.1
   Russell 2000 1.5X Strategy .............................        z      30,431.0      230,802.3      (236,729.6)     24,503.7
   Sector Rotation ........................................                8,768.4       50,503.4       (49,991.2)      9,280.6
   Small-Cap Growth .......................................                8,217.1       82,792.5       (27,834.8)     63,174.8
   Small-Cap Value ........................................                9,162.6       87,505.2       (68,579.2)     28,088.6
   Technology .............................................               32,853.7       82,115.8      (113,520.2)      1,449.3
   Telecommunications .....................................               33,232.6       12,123.3       (41,687.8)      3,668.1
   Transportation .........................................               19,617.5       54,084.6       (64,483.1)      9,219.0
   U.S. Government Money Market ...........................              544,809.2    5,632,187.9    (5,039,288.9)  1,137,708.2
   Utilities ..............................................               57,785.2       81,213.0       (86,490.4)     52,507.8
SELIGMAN PORTFOLIOS, INC.:
   Communications & Information ...........................               38,707.5       13,379.0       (37,030.6)     15,055.9
   Global Technology ......................................                7,500.5        4,849.2        (3,022.5)      9,327.2
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ..................................................               76,590.4       80,059.8      (120,208.8)     36,441.4
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return ........................................               35,091.4       17,818.8       (17,645.1)     35,265.1
   Bond ...................................................               23,906.8       42,181.9       (23,594.5)     42,494.2
   Emerging Markets .......................................               76,805.5      144,925.0      (112,472.6)    109,257.9
   Hard Assets ............................................               42,580.3       27,642.3       (47,502.3)     22,720.3
   Real Estate ............................................               31,366.2       29,206.4       (32,669.7)     27,902.9
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ..............................................               11,513.2        4,260.3        (6,372.1)      9,401.4
   Opportunity ............................................               50,456.8        4,897.0       (17,602.4)     37,751.4
--------------------------------------------------------------------------------------------------------------------------------
                                                                       4,672,645.5   17,793,537.1   (17,070,751.5)  5,395,431.1
================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================

a)    For the period January 1, 2006 through August 31, 2006 (liquidation of fund).

b)    For the period April 28, 2006 (inception of fund) through December 31,
      2006.

c) For the period January 1, 2006 through April 27, 2006 (fund merged into AIM VI Core Equity).

d) Formerly AIM VI Real Estate prior to its name change effective July 3, 2006.

e)    For the period May 1, 2006 (inception of fund) through December 31, 2006.

f) Formerly Potomac Insurance Trust and Potomac Dynamic VP HY Bond prior to their name changes on April 28, 2006.

g) Formerly Salomon Brothers Variable Series Funds prior its name change effective May 1, 2006.

h) Formerly LMP Variable High Yield prior to its name change effective September 1, 2006.

i)    For the period November 1, 2006 (inception of fund) through December 31,
      2006.

j)    For the period February 3, 2006 (inception of fund) through December 31,
      2006.

k) Formerly Dynamic Dow prior to its name change effective July 3, 2007 and Long Dynamic Dow 30 prior to its name change effective May 1, 2006.

l) Formerly Dynamic OTC prior to its name change effective July 3, 2007 and Velocity 100 prior to its name change effective May 1, 2006.

m) Formerly Dynamic S&P 500 prior to its name change effective July 3, 2007 and Titan 500 prior to its name change effective May 1, 2006.

n) Formerly Dynamic Strengthening Dollar prior to its name change effective July 3, 2007 and Strengthening Dollar prior to its name change effective May 1, 2006.

o) Formerly Dynamic Weakening Dollar prior to its name change effective July 3, 2007 and Weakening Dollar prior to its name change effective May 1, 2006.

p) Formerly Europe Advantage prior to its name change effective July 3, 2007 and large-Cap Europe prior to its name change effective May 1, 2006.

q) Formerly Government Long Bond Advantage prior to its name change effective July 3, 2007 and U.S. Government Bond prior to its name change effective May 1, 2006.

r) Formerly Inverse Dynamic Dow prior to its name change effective July 3, 2007 and Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006..

s) Formerly Inverse Government Long Bond prior to its name change effective July 3, 2007 and Juno prior to its name change effective May 1, 2006.

t) Formerly Inverse OTC prior to its name change effective July 3, 2007 and Arktos prior to its name change effective May 1, 2006.

u) Formerly Inverse Russell 2000 prior to its name change effective July 3, 2007 and Inverse Small-Cap prior to its name change effective May 1, 2006.

v) Formerly Inverse S&P 500 prior to its name change effective July 3, 2007 and Ursa prior to its name change effective May 1, 2006.

w) Formerly Japan Advantage prior to its name change effective July 3, 2007 and Large Cap Japan prior to its name change effective May 1, 2006.

x) Formerly Mid Cap Advantage prior to its name change effective July 3, 2007 and Medius prior to its name change effective May 1, 2006.

y)    Formerly Core Equity prior to its name change effective May 1, 2006.

z) Formerly Russell 2000 Advantage prior to its name change effective July 3, 2007 and Mekros prior to its name change effective May 1, 2006.

aa) For the period January 1, 2006 through December 15, 2006 (fund merged into International Value).

ab)   Formerly Commodities prior to its name change effective May 1, 2007.

ac)   Formerly Inverse Mid-Cap prior to its name change effective July 3, 2007.

ad) Formerly Dynamic Russell 2000 prior to its name change effective July 3, 2007.

ae)   Formerly High Income Bond prior to its name change effective May 1, 2007.

af) Formerly Limited Maturity Bond prior to its name change effective May 1, 2007.

ag)   Formerly Equity prior to its name change effective May 1, 2007.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================

(7) DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION FOOTNOTE REFERENCES

a)    For the period January 1, 2007 through March 29, 2007 (liquidation of fund).

b)    For the period April 27, 2007 (inception of fund) through December 31,
      2007.

c) Formerly in Legg Mason Partners Variable Portfolio I until restructure on April 27, 2007.

d) Formerly in Legg Mason Partners Investment Series until restructure on April 27, 2007.

e) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Aggressive Growth).

f) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Fundamental Value).

g) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Large Cap Growth).

h) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Capital and Income).

i)    For the period January 1, 2007 through April 27, 2007 (liquidation of fund).

j)    For the period of January 1, 2007 through April 30, 2007 (liquidation of fund).

k) For the period of May 1, 2007 (inception of the fund) through December 31, 2007.

l) Lazard US Strategic Equity was formerly Lazard Equity prior to its name change effective May 1, 2007.

m) Neuberger Lehman Brothers High Income Bond was formerly Neuberger High Income Bond prior to its name change effective May 1, 2007.

n) Neuberger Lehman Brothers Short Duration Bond was formerly Neuberger Limited Maturity Bond prior to its name change effective May 1, 2007.

o) Rydex Commodities Strategy was formerly Rydex Commodities prior to its name change effective May 1, 2007.

p) Rydex Dow 2X Strategy was formerly Rydex Dynamic Dow prior to its name change effective July 3, 2007.

q) Rydex Europe 1.25 X Strategy was formerly Rydex Europe Advantage prior to its name change effective July 3, 2007.

r) Rydex Government Long Bond 1.2X Strategy was formerly Rydex Government Long Bond Advantage prior to its name change effective July 3, 2007.

s) Rydex Inverse Dow 2X Strategy was formerly Rydex Inverse Dynamic Dow prior to its name change effective July 3, 2007.

t) Rydex Inverse Government Long Bond Strategy was formerly Rydex Inverse Government Long Bond prior to its name change effective July 3, 2007.

u) Rydex Inverse Mid-Cap Strategy was formerly Rydex Inverse Mid-Cap prior to its name change effective July 3, 2007.

v) Rydex Inverse OTC Strategy was formerly Rydex Inverse OTC prior to its name change effective July 3, 2007.

w) Rydex Inverse Russell 2000 Strategy was formerly Rydex Inverse Russell 2000 prior to its name change effective July 3, 2007.

x) Rydex Inverse S&P 500 Strategy was formerly Rydex Inverse S&P 500 prior to its name change effective July 3, 2007.

y) Rydex Japan 1.25X Strategy was formerly Rydex Japan Advantage prior to its name change effective July 3, 2007.

z) Rydex Mid Cap 1.5X Strategy was formerly Rydex Mid Cap Advantage prior to its name change effective July 3, 2007.

aa) Rydex OTC 2X Strategy was formerly Rydex Dynamic OTC prior to its name change effective July 3, 2007.

ab) Rydex Russell 2000 1.5X Strategy was formerly Rydex Russell 2000 Advantage prior to its name change effective July 3, 2007.

ac) Rydex Russell 2000 2X Strategy was formerly Rydex Dynamic Russell 2000 prior to its name change effective July 3, 2007.

ad) Rydex S&P 500 2X Strategy was formerly Rydex Dynamic S&P 500 prior to its name change effective July 3, 2007.

ae) Rydex Strengthening Dollar 2X Strategy was formerly Rydex Dynamic Strengthening Dollar prior to its name change effective July 3, 2007.

af) Rydex Weakening Dollar 2X Strategy was formerly Rydex Dynamic Weakening Dollar prior to its name change effective July 3, 2007.

ag)   For the period January 1, 2007 through November 9, 2007 (liquidation of fund).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================

(8)   SUBSEQUENT EVENTS

      Effective January 3, 2008, Inviva, Inc., Jefferson National Life Insurance Company's (the "Company") ultimate parent, completed a restructuring transaction whereby it exchanged $111.5 million of debt ($91.5 million principal and $20 million accrued interest) for (a) cash and new debt of approximately $9 million and $7.6 million, including future interest payments, respectively; and (b) a portion of its equity interest in Jefferson National Financial Corp. (JNFC). The new debt resides at JNFC, but will ultimately be serviced by the Company at an annual cost of approximately $0.3 million to $0.5 million. On January 2, 2008, to facilitate the restructuring, the Company paid a $3.6 million extraordinary distribution, which was approved by the Texas Department of Insurance. On a pro forma basis, this dividend will reduce the Company's statutory capital and surplus from $41.1 million to $37.4 million and reduce risk-based capital from 690% to 633% authorized control level.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL
LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF
JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account I as of December 31, 2007, the related statements of operations and changes in net assets for the years ended December 31, 2007 and 2006, and the financial highlights for each of the three years for the period ended December 31, 2007. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account I as of December 31, 2007, the results of its operations, changes in its net assets for the years ended December 31, 2007 and 2006, and financial highlights for each of the three years for the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ BDO Seidman, LLP

New York, New York
March 21, 2008

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                             JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
                             SPONSOR
                             Jefferson National Life Insurance Company
                             DISTRIBUTOR
                             Jefferson National Financial Securities Corporation INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                             BDO Seidman, LLP

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